                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7170


                             TCW GALILEO FUNDS, INC.
               (Exact name of registrant as specified in charter)

          865 SOUTH FIGUEROA STREET, SUITE 1800, LOS ANGELES, CA 90017
                    (Address of principal executive offices)


                              PHILIP K. HOLL, ESQ.
                                    SECRETARY
                      865 SOUTH FIGUEROA STREET, SUITE 1800
                              LOS ANGELES, CA 90017
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2004

          Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.   REPORT TO STOCKHOLDERS.

ANNUAL REPORT


                                                   [TCW GALILEO FUNDS LOGO]


TCW Galileo Funds

US Equity Funds

Aggressive Growth Equities

Convertible Securities

Diversified Value

Dividend Focused*

Focused Large Cap Value

Growth Equities

Growth Insights

Large Cap Growth

Large Cap Value

Opportunity

Select Equities

Small Cap Growth

Technology

Value Added**

Value Opportunities


* Formerly Income + Growth Fund

** Formerly Small Cap Value Fund






October 31, 2004

US EQUITIES

TCW GALILEO FUNDS, INC.

Table of Contents                                               October 31, 2004

     Letter to Shareholders                                             1

     Management Discussions                                             2

     Schedules of Investments:

        TCW Galileo Aggressive Growth Equities Fund                    28

        TCW Galileo Convertible Securities Fund                        32

        TCW Galileo Diversified Value Fund                             38

        TCW Galileo Dividend Focused Fund                              41

        TCW Galileo Focused Large Cap Value Fund                       45

        TCW Galileo Growth Equities Fund                               48

        TCW Galileo Growth Insights Fund                               52

        TCW Galileo Large Cap Growth Fund                              55

        TCW Galileo Large Cap Value Fund                               60

        TCW Galileo Opportunity Fund                                   65

        TCW Galileo Select Equities Fund                               71

        TCW Galileo Small Cap Growth Fund                              75

        TCW Galileo Technology Fund                                    81

        TCW Galileo Value Added Fund                                   82

        TCW Galileo Value Opportunities Fund                           90

     Statements of Assets and Liabilities                              95

     Statements of Operations                                          99

     Statements of Changes in Net Assets                              103

     Notes to Financial Statements                                    110

     Financial Highlights                                             126

     Report of Independent Registered Public Accounting Firm          158

     Shareholder Expenses                                             159

     Proxy Voting Guidelines and Availability of Quarterly
       Portfolio Schedule                                             162

     Tax Information Notice                                           163

     Directors and Officers                                           164

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

US EQUITIES

[TCW GALILEO FUNDS LOGO]

To Our Valued Shareholders

     We are pleased to submit the October 31, 2004 annual reports for the TCW Galileo Funds.

     The Galileo Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front-end loads or deferred sales charges. In the pages that follow we have provided detailed information and analysis outlining the performance of each of our funds.

     At the TCW Galileo Family of Funds, we believe in putting our clients' interests first. As a central part of that commitment, we have made good corporate governance a priority. In September, we announced the appointment of director Patrick C. Haden as Chairman of the Board of the TCW Galileo Funds. In addition to being independent of TCW, Mr. Haden is an enormously capable and well-respected investment professional with deep roots in the community. Mr. Haden succeeded Marc I. Stern as Chairman. Mr. Stern has been named Chairman Emeritus and continues to be a very active and involved member of the Galileo board of directors.

     Starting July 31, 2004, the TCW Galileo Funds began filing their complete schedules of investments with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, is available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the TCW Galileo Funds make the information available to shareholders upon request by calling 1-800-FUND-TCW (1-800-386-3829).

     On behalf of the Board and everyone at TCW, I would like to thank you for your continued support. As always, we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on The TCW Galileo Funds, I invite you to visit our web site at www.tcw.com or call our shareholder services department at 1-800-FUND-TCW (1-800-386-3829).

     Sincerely,

     /s/ Alvin R. Albe

     Alvin R. Albe
     President and Chief Executive Officer

     December 3, 2004

US EQUITIES

TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND

Management Discussions

     For the year ended October 31, 2004, the TCW Galileo Aggressive Growth Equities Fund (the "Fund") posted a gain of 5.45%, 5.02% and 5.45% on its I Class, N Class and K Class shares respectively. The performance of the Fund's three classes varies because of differing expenses. The Fund's benchmark returned 8.77% during the same period.

     The best performing sectors for the Fund were the information technology and telecommunication services sectors. For the information technology sector, our overweight position in the communications equipment industry provided the greatest contribution, followed by the internet software and services industry, where we were also over weighted. The gains from these two industries more than offset the losses in both the semiconductor equipment and software industries. Research in Motion provided the greatest contribution for communications equipment, while Yahoo was responsible for the vast majority of our gain in Internet software and services.

     In the telecommunication services sector, Sprint Corp., in the wireless telecommunication services industry, provided a large enough gain to offset the loss experienced by Time Warner Telecommunications in the diversified telecommunications space.

     Investments in the consumer discretionary sector had a negative impact on performance. Although Ebay provided a positive impact on performance, this gain was more than offset by our media industry holdings.

[CHART]

              TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND - I CLASS

                     FUND      RUSSELL MIDCAP GROWTH   S&P MIDCAP 400 W/INC.
       10/31/94   $    2,000       $       2,000             $       2,000
       11/30/94   $    1,947       $       1,912             $       1,910
       12/31/94   $    2,048       $       1,939             $       1,927
        1/31/95   $    2,020       $       1,962             $       1,948
        2/28/95   $    2,118       $       2,066             $       2,050
        3/31/95   $    2,210       $       2,148             $       2,085
        4/30/95   $    2,196       $       2,166             $       2,127
        5/31/95   $    2,226       $       2,220             $       2,178
        6/30/95   $    2,441       $       2,321             $       2,267
        7/31/95   $    2,704       $       2,467             $       2,385
        8/31/95   $    2,769       $       2,494             $       2,429
        9/30/95   $    2,924       $       2,549             $       2,488
       10/31/95   $    3,055       $       2,485             $       2,424
       11/30/95   $    3,176       $       2,596             $       2,530
       12/31/95   $    3,291       $       2,597             $       2,524
        1/31/96   $    3,341       $       2,643             $       2,560
        2/29/96   $    3,439       $       2,743             $       2,647
        3/31/96   $    3,616       $       2,765             $       2,679
        4/30/96   $    4,008       $       2,898             $       2,761
        5/31/96   $    4,174       $       2,958             $       2,798
        6/30/96   $    3,982       $       2,868             $       2,756
        7/31/96   $    3,519       $       2,645             $       2,570
        8/31/96   $    3,694       $       2,788             $       2,718
        9/30/96   $    3,991       $       2,966             $       2,837
       10/31/96   $    3,836       $       2,931             $       2,845
       11/30/96   $    3,857       $       3,103             $       3,005
       12/31/96   $    3,698       $       3,051             $       3,008
        1/31/97   $    3,819       $       3,186             $       3,121
        2/28/97   $    3,364       $       3,116             $       3,096
        3/31/97   $    2,959       $       2,940             $       2,964
        4/30/97   $    3,026       $       3,012             $       3,041
        5/31/97   $    3,481       $       3,282             $       3,306
        6/30/97   $    3,652       $       3,373             $       3,399
        7/31/97   $    4,020       $       3,696             $       3,736
        8/31/97   $    3,915       $       3,659             $       3,731
        9/30/97   $    4,249       $       3,845             $       3,946
       10/31/97   $    3,924       $       3,652             $       3,774
       11/30/97   $    3,928       $       3,691             $       3,830
       12/31/97   $    4,166       $       3,739             $       3,979
        1/31/98   $    4,078       $       3,672             $       3,903
        2/28/98   $    4,500       $       4,017             $       4,226
        3/31/98   $    4,830       $       4,185             $       4,417
        4/30/98   $    4,892       $       4,242             $       4,498
        5/31/98   $    4,600       $       4,068             $       4,295
        6/30/98   $    5,239       $       4,183             $       4,322
        7/31/98   $    5,076       $       4,004             $       4,155
        8/31/98   $    3,999       $       3,239             $       3,381
        9/30/98   $    4,604       $       3,484             $       3,697
       10/31/98   $    4,738       $       3,741             $       4,027
       11/30/98   $    5,602       $       3,993             $       4,228
       12/31/98   $    6,803       $       4,407             $       4,739
        1/31/99   $    7,861       $       4,539             $       4,555
        2/28/99   $    7,560       $       4,317             $       4,316
        3/31/99   $    8,741       $       4,557             $       4,437
        4/30/99   $    9,461       $       4,765             $       4,787
        5/31/99   $    8,835       $       4,704             $       4,808
        6/30/99   $    9,691       $       5,032             $       5,065
        7/31/99   $    8,788       $       4,872             $       4,957
        8/31/99   $    9,160       $       4,821             $       4,787
        9/30/99   $    9,362       $       4,780             $       4,640
       10/31/99   $   10,482       $       5,150             $       4,876
       11/30/99   $   12,185       $       5,683             $       5,132
       12/31/99   $   15,482       $       6,667             $       5,437
      1/31/2000   $   15,221       $       6,666             $       5,284
      2/29/2000   $   18,678       $       8,067             $       5,654
      3/31/2000   $   17,300       $       8,076             $       6,127
      4/30/2000   $   14,903       $       7,292             $       5,913
      5/31/2000   $   13,216       $       6,760             $       5,839
      6/30/2000   $   16,214       $       7,478             $       5,925
      7/31/2000   $   15,388       $       7,004             $       6,018
      8/31/2000   $   17,811       $       8,060             $       6,690
      9/30/2000   $   16,913       $       7,666             $       6,645
     10/31/2000   $   14,689       $       7,142             $       6,419
     11/30/2000   $   10,329       $       5,590             $       5,935
     12/31/2000   $   10,326       $       5,884             $       6,389
      1/31/2001   $   10,936       $       6,220             $       6,531
      2/28/2001   $    8,029       $       5,144             $       6,158
      3/31/2001   $    6,532       $       4,408             $       5,700
      4/30/2001   $    8,182       $       5,143             $       6,329
      5/31/2001   $    8,084       $       5,119             $       6,477
      6/30/2001   $    8,024       $       5,121             $       6,451
      7/31/2001   $    7,245       $       4,776             $       6,354
      8/31/2001   $    6,347       $       4,430             $       6,147
      9/30/2001   $    4,823       $       3,698             $       5,382
     10/31/2001   $    5,520       $       4,086             $       5,620
     11/30/2001   $    6,385       $       4,526             $       6,038
     12/31/2001   $    6,745       $       4,698             $       6,350
      1/31/2002   $    6,527       $       4,546             $       6,317
      2/28/2002   $    5,846       $       4,288             $       6,325
      3/31/2002   $    6,320       $       4,615             $       6,777
      4/30/2002   $    5,748       $       4,371             $       6,745
      5/31/2002   $    5,318       $       4,241             $       6,632
      6/30/2002   $    4,545       $       3,773             $       6,146
      7/31/2002   $    4,055       $       3,406             $       5,551
      8/31/2002   $    3,941       $       3,394             $       5,579
      9/30/2002   $    3,713       $       3,125             $       5,129
     10/31/2002   $    4,246       $       3,367             $       5,352
     11/30/2002   $    4,856       $       3,630             $       5,661
     12/31/2002   $    4,349       $       3,411             $       5,429
      1/31/2003   $    4,464       $       3,377             $       5,270
      2/28/2003   $    4,447       $       3,348             $       5,144
      3/31/2003   $    4,649       $       3,410             $       5,188
      4/30/2003   $    5,144       $       3,642             $       5,564
      5/31/2003   $    5,607       $       3,993             $       6,026
      6/30/2003   $    5,607       $       4,050             $       6,102
      7/31/2003   $    5,857       $       4,195             $       6,319
      8/31/2003   $    6,217       $       4,426             $       6,606
      9/30/2003   $    5,825       $       4,340             $       6,504
     10/31/2003   $    6,287       $       4,690             $       6,996
     11/30/2003   $    6,380       $       4,815             $       7,240
     12/31/2003   $    6,652       $       4,868             $       7,362
      1/31/2004   $    6,973       $       5,028             $       7,522
      2/29/2004   $    6,892       $       5,113             $       7,702
      3/31/2004   $    6,712       $       5,103             $       7,735
      4/30/2004   $    6,549       $       4,959             $       7,481
      5/31/2004   $    6,870       $       5,076             $       7,636
      6/30/2004   $    6,968       $       5,157             $       7,810
      7/31/2004   $    6,151       $       4,815             $       7,446
      8/31/2004   $    6,042       $       4,756             $       7,426
      9/30/2004   $    6,298       $       4,933             $       7,646
     10/31/2004   $    6,630       $       5,101             $       7,768

                       AVERAGE ANNUALIZED TOTAL RETURN(1)

     1-YEAR    3-YEAR    5-YEAR     SINCE INCEPTION
      5.45%     6.30%    (8.75)%         12.74%

     (1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

[CHART]

              TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND - N CLASS

                   FUND      RUSSELL MIDCAP GROWTH   S&P MIDCAP 400 W/INC.
     Mar-1999   $    2,000       $      2,000             $      2,000
     Mar-1999   $    2,311       $      2,111             $      2,056
     Apr-1999   $    2,502       $      2,208             $      2,218
     May-1999   $    2,336       $      2,179             $      2,228
     Jun-1999   $    2,563       $      2,331             $      2,347
     Jul-1999   $    2,324       $      2,257             $      2,297
     Aug-1999   $    2,422       $      2,234             $      2,218
     Sep-1999   $    2,475       $      2,215             $      2,150
     Oct-1999   $    2,770       $      2,386             $      2,259
     Nov-1999   $    3,220       $      2,633             $      2,378
     Dec-1999   $    4,091       $      3,089             $      2,519
     Jan-2000   $    4,020       $      3,088             $      2,448
     Feb-2000   $    4,932       $      3,737             $      2,620
     Mar-2000   $    4,567       $      3,741             $      2,839
     Apr-2000   $    3,933       $      3,378             $      2,740
     May-2000   $    3,487       $      3,132             $      2,706
     Jun-2000   $    4,277       $      3,464             $      2,745
     Jul-2000   $    4,058       $      3,245             $      2,789
     Aug-2000   $    4,696       $      3,734             $      3,100
     Sep-2000   $    4,458       $      3,552             $      3,079
     Oct-2000   $    3,870       $      3,309             $      2,974
     Nov-2000   $    2,720       $      2,590             $      2,750
     Dec-2000   $    2,717       $      2,726             $      2,960
     Jan-2001   $    2,877       $      2,882             $      3,026
     Feb-2001   $    2,112       $      2,383             $      2,854
     Mar-2001   $    1,717       $      2,042             $      2,641
     Apr-2001   $    2,149       $      2,383             $      2,933
     May-2001   $    2,123       $      2,371             $      3,001
     Jun-2001   $    2,106       $      2,373             $      2,989
     Jul-2001   $    1,901       $      2,213             $      2,944
     Aug-2001   $    1,665       $      2,052             $      2,848
     Sep-2001   $    1,265       $      1,713             $      2,494
     Oct-2001   $    1,446       $      1,893             $      2,604
     Nov-2001   $    1,672       $      2,097             $      2,798
     Dec-2001   $    1,765       $      2,177             $      2,942
     Jan-2002   $    1,708       $      2,106             $      2,927
     Feb-2002   $    1,530       $      1,987             $      2,931
     Mar-2002   $    1,652       $      2,138             $      3,140
     Apr-2002   $    1,504       $      2,025             $      3,126
     May-2002   $    1,392       $      1,965             $      3,073
     Jun-2002   $    1,188       $      1,748             $      2,848
     Jul-2002   $    1,060       $      1,578             $      2,572
     Aug-2002   $    1,030       $      1,572             $      2,585
     Sep-2002   $      969       $      1,448             $      2,377
     Oct-2002   $    1,108       $      1,560             $      2,480
     Nov-2002   $    1,268       $      1,682             $      2,623
     Dec-2002   $    1,135       $      1,580             $      2,515
     Jan-2003   $    1,164       $      1,565             $      2,442
     Feb-2003   $    1,160       $      1,551             $      2,384
     Mar-2003   $    1,211       $      1,580             $      2,404
     Apr-2003   $    1,341       $      1,687             $      2,578
     May-2003   $    1,461       $      1,850             $      2,792
     Jun-2003   $    1,461       $      1,876             $      2,828
     Jul-2003   $    1,524       $      1,943             $      2,928
     Aug-2003   $    1,618       $      2,050             $      3,061
     Sep-2003   $    1,515       $      2,011             $      3,014
     Oct-2003   $    1,635       $      2,173             $      3,242
     Nov-2003   $    1,659       $      2,231             $      3,355
     Dec-2003   $    1,729       $      2,255             $      3,411
     Jan-2004   $    1,812       $      2,330             $      3,485
     Feb-2004   $    1,791       $      2,369             $      3,569
     Mar-2004   $    1,742       $      2,364             $      3,584
     Apr-2004   $    1,700       $      2,297             $      3,466
     May-2004   $    1,782       $      2,352             $      3,538
     Jun-2004   $    1,808       $      2,389             $      3,619
     Jul-2004   $    1,596       $      2,231             $      3,450
     Aug-2004   $    1,567       $      2,203             $      3,441
     Sep-2004   $    1,632       $      2,286             $      3,543
     Oct-2004   $    1,717       $      2,363             $      3,600

                         AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR    3-YEAR    5-YEAR     SINCE INCEPTION
      5.02%     5.89%    (9.12)%        (2.66)%

[CHART]

              TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND - K CLASS

                    FUND       RUSSELL MIDCAP GROWTH   S&P MIDCAP 400 W/INC.
      11/1/2002   $    2,000        $      2,000             $     2,000
     11/30/2002   $    2,287        $      2,157             $     2,116
     12/31/2002   $    2,049        $      2,026             $     2,029
      1/31/2003   $    2,103        $      2,006             $     1,969
      2/28/2003   $    2,095        $      1,989             $     1,923
      3/31/2003   $    2,190        $      2,026             $     1,939
      4/30/2003   $    2,423        $      2,164             $     2,080
      5/31/2003   $    2,641        $      2,372             $     2,252
      6/30/2003   $    2,641        $      2,406             $     2,281
      7/31/2003   $    2,759        $      2,492             $     2,362
      8/31/2003   $    2,928        $      2,629             $     2,469
      9/30/2003   $    2,744        $      2,578             $     2,431
     10/31/2003   $    2,962        $      2,786             $     2,615
     11/30/2003   $    3,008        $      2,860             $     2,706
     12/31/2003   $    3,133        $      2,892             $     2,751
      1/31/2004   $    3,285        $      2,987             $     2,811
      2/29/2004   $    3,246        $      3,037             $     2,879
      3/31/2004   $    3,162        $      3,031             $     2,891
      4/30/2004   $    3,085        $      2,946             $     2,796
      5/31/2004   $    3,236        $      3,015             $     2,854
      6/30/2004   $    3,282        $      3,063             $     2,919
      7/31/2004   $    2,897        $      2,861             $     2,783
      8/31/2004   $    2,846        $      2,825             $     2,775
      9/30/2004   $    2,967        $      2,931             $     2,857
     10/31/2004   $    3,123        $      3,030             $     2,903

                         AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR    SINCE INCEPTION
      5.45%         24.96%

US EQUITIES

TCW GALILEO CONVERTIBLE SECURITIES FUND

Management Discussions

     For the year ended October 31, 2004, the TCW Galileo Convertible Securities Fund (the "Fund") posted a gain of 5.02%. The Fund's benchmark returned 7.61% during the same period.

     The market continued to surge forward at the end of 2003 and into early 2004. Company earnings exceeded expectations, while unemployment and consumer spending figures improved. Equity markets would suffer a six-month correction/consolidation thereafter on rising terrorism concerns, rising short-term interest rates, higher energy prices and election overhang. During the market correction, economic growth slowed to around 4% versus expectations of 4.5-5%, due to huge spikes in energy prices. This resulted in reduced consumer spending, which was also likely affected by a drop in home refinancing in the prior three months. A slowdown in the economy made consumers and CEO's more cautious in their spending habits. This caused investors to worry about long-term growth prospects as evidenced by the reduction in GDP estimates for the year. Oil prices continued to plague the world economy as prices reached levels not seen in three decades.

     The underperformance of the Fund versus the index was caused primarily by two factors. First, the First Boston Convertible Index is currently weighted approximately two-thirds sub-investment grade, while the Fund has maintained an average investment grade rating throughout the year. The strength in the high yield market helped the Index due to its lower credit quality. This is shown by the Citigroup High Yield Cash Pay Index returning +12.1% versus the Lehman Gov't./Corp. Index returning +5.6%. Second, small capitalization stocks continued to rebound and hurt our performance as the Fund holds a higher proportion of mid and large capitalization companies. This was evident by the returns of the S&P 500 +9.4% versus the Russell 2000 Index +11.7%. Now that the economy has gained traction, rising interest rates have historically caused small-caps to underperform. Large-cap holdings should start to outperform and we believe this trend will continue in the coming years. Our focus on large-cap and investment grade convertibles should provide strong relative returns in this environment.

     The Fund has a well-diversified portfolio that typically consists of more than 60 securities at any given time. Holdings in E*Trade, Costco, Eastman Kodak and Chesapeake Energy have helped the portfolio with above average returns. Compared to historical norms, the Fund currently has above average sensitivity to the stock market and a current yield of approximately 3.5%. Pricing terms for new issues have richened from last year, while the quality of new issues has deteriorated.

[CHART]

                TCW GALILEO CONVERTIBLE SECURITIES FUND - I CLASS

                    FUND     FIRST BOSTON CONV. SEC. INDEX
       10/31/94   $  2,000          $        2,000
       11/30/94   $  1,945          $        1,927
       12/31/94   $  1,919          $        1,942
        1/31/95   $  1,924          $        1,940
        2/28/95   $  1,968          $        2,003
        3/31/95   $  2,029          $        2,056
        4/30/95   $  2,081          $        2,103
        5/31/95   $  2,123          $        2,165
        6/30/95   $  2,191          $        2,243
        7/31/95   $  2,281          $        2,323
        8/31/95   $  2,292          $        2,347
        9/30/95   $  2,325          $        2,382
       10/31/95   $  2,258          $        2,309
       11/30/95   $  2,343          $        2,390
       12/31/95   $  2,353          $        2,403
        1/31/96   $  2,401          $        2,456
        2/29/96   $  2,463          $        2,522
        3/31/96   $  2,469          $        2,543
        4/30/96   $  2,516          $        2,602
        5/31/96   $  2,557          $        2,660
        6/30/96   $  2,512          $        2,597
        7/31/96   $  2,407          $        2,496
        8/31/96   $  2,523          $        2,589
        9/30/96   $  2,626          $        2,656
       10/31/96   $  2,595          $        2,673
       11/30/96   $  2,699          $        2,756
       12/31/96   $  2,707          $        2,735
        1/31/97   $  2,780          $        2,822
        2/28/97   $  2,720          $        2,808
        3/31/97   $  2,656          $        2,749
        4/30/97   $  2,666          $        2,777
        5/31/97   $  2,798          $        2,906
        6/30/97   $  2,942          $        2,990
        7/31/97   $  3,072          $        3,154
        8/31/97   $  3,078          $        3,157
        9/30/97   $  3,230          $        3,290
       10/31/97   $  3,185          $        3,200
       11/30/97   $  3,193          $        3,181
       12/31/97   $  3,228          $        3,198
        1/31/98   $  3,259          $        3,197
        2/28/98   $  3,450          $        3,340
        3/31/98   $  3,559          $        3,461
        4/30/98   $  3,553          $        3,492
        5/31/98   $  3,479          $        3,391
        6/30/98   $  3,513          $        3,409
        7/31/98   $  3,488          $        3,331
        8/31/98   $  3,066          $        2,922
        9/30/98   $  3,150          $        2,970
       10/31/98   $  3,271          $        3,077
       11/30/98   $  3,457          $        3,224
       12/31/98   $  3,632          $        3,408
        1/31/99   $  3,803          $        3,519
        2/28/99   $  3,688          $        3,396
        3/31/99   $  3,777          $        3,541
        4/30/99   $  3,892          $        3,684
        5/31/99   $  3,862          $        3,650
        6/30/99   $  4,067          $        3,807
        7/31/99   $  4,020          $        3,757
        8/31/99   $  4,014          $        3,768
        9/30/99   $  4,047          $        3,778
       10/31/99   $  4,238          $        3,909
       11/30/99   $  4,560          $        4,209
       12/31/99   $  5,051          $        4,849
      1/31/2000   $  5,178          $        4,776
      2/29/2000   $  5,740          $        5,277
      3/31/2000   $  5,912          $        5,164
      4/30/2000   $  5,680          $        4,912
      5/31/2000   $  5,305          $        4,648
      6/30/2000   $  5,868          $        4,950
      7/31/2000   $  5,672          $        4,801
      8/31/2000   $  6,231          $        5,170
      9/30/2000   $  5,960          $        5,097
     10/31/2000   $  5,662          $        4,863
     11/30/2000   $  4,845          $        4,274
     12/31/2000   $  4,984          $        4,469
      1/31/2001   $  5,463          $        4,731
      2/28/2001   $  4,771          $        4,368
      3/31/2001   $  4,510          $        4,190
      4/30/2001   $  4,880          $        4,473
      5/31/2001   $  4,778          $        4,447
      6/30/2001   $  4,686          $        4,363
      7/31/2001   $  4,521          $        4,277
      8/31/2001   $  4,312          $        4,168
      9/30/2001   $  3,906          $        3,883
     10/31/2001   $  4,055          $        3,980
     11/30/2001   $  4,345          $        4,121
     12/31/2001   $  4,434          $        4,181
      1/31/2002   $  4,315          $        4,127
      2/28/2002   $  4,133          $        4,003
      3/31/2002   $  4,315          $        4,174
      4/30/2002   $  4,158          $        4,093
      5/31/2002   $  4,025          $        4,054
      6/30/2002   $  3,642          $        3,821
      7/31/2002   $  3,296          $        3,582
      8/31/2002   $  3,384          $        3,605
      9/30/2002   $  3,240          $        3,497
     10/31/2002   $  3,344          $        3,597
     11/30/2002   $  3,582          $        3,883
     12/31/2002   $  3,487          $        3,841
      1/31/2003   $  3,530          $        3,923
      2/28/2003   $  3,482          $        3,929
      3/31/2003   $  3,516          $        3,987
      4/30/2003   $  3,740          $        4,197
      5/31/2003   $  3,911          $        4,383
      6/30/2003   $  3,926          $        4,412
      7/31/2003   $  3,975          $        4,432
      8/31/2003   $  3,990          $        4,504
      9/30/2003   $  4,000          $        4,529
     10/31/2003   $  4,144          $        4,677
     11/30/2003   $  4,249          $        4,783
     12/31/2003   $  4,398          $        4,916
      1/31/2004   $  4,499          $        4,994
      2/29/2004   $  4,529          $        5,049
      3/31/2004   $  4,493          $        5,071
      4/30/2004   $  4,361          $        4,973
      5/31/2004   $  4,417          $        5,005
      6/30/2004   $  4,528          $        5,057
      7/31/2004   $  4,283          $        4,946
      8/31/2004   $  4,257          $        4,926
      9/30/2004   $  4,311          $        5,014
     10/31/2004   $  4,352          $        5,033

                       AVERAGE ANNUALIZED TOTAL RETURN(1)

     1-YEAR    3-YEAR    5-YEAR    10-YEAR
      5.02%     2.38%     0.53%     8.09%

     (1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

US EQUITIES

TCW GALILEO DIVERSIFIED VALUE FUND

Management Discussions

     For the year ended October 31, 2004, the TCW Galileo Diversified Value Fund (the "Fund") posted a gain of 16.25% on the N Class shares. The Fund's I Class returned 9.49% for the period from January 2, 2004 (commencement of offering of I Class shares) through October 31, 2004. The benchmark returned 15.45% for the year ended October 31, 2004.

     Stock selection within the basic materials and information technology sectors were the strongest positive contributors to performance, although our weighting in the information technology sector detracted value. Stock selection within both the consumer staples sector and the telecommunication services sector added value, although our weighting in these sectors detracted from performance. Underweighting financial companies aided performance, although our stock selection in the financial sector detracted value. Both our overweight position in the consumer discretionary sector and our stock picks in the sector detracted value relative to the Fund's benchmark. Top performers in the Fund over the period include AT&T Wireless, Potash (basic material company), and Transocean (energy services driller). Underperformers in the portfolio over the period include Sears, Merck, and Wyeth. Merck has been completely sold from the Fund.

     During the period under review Large Cap Value outperformed Large Cap Growth, as represented by the Russell indices, by more than 1200 basis points. Over the timeframe of this report, the Fund was focused on attractively valued stocks with a fundamental catalyst for growth. The Fund remains committed to our strategy of finding value poised for growth.

[CHART]

                  TCW GALILEO DIVERSIFIED VALUE FUND - I CLASS

                    FUND     RUSSELL 1000 VALUE INDEX
       1/2/2004   $  2,000          $    2,000
      1/31/2004   $  2,051          $    2,035
      2/29/2004   $  2,138          $    2,079
      3/31/2004   $  2,119          $    2,061
      4/30/2004   $  2,082          $    2,010
      5/31/2004   $  2,106          $    2,031
      6/30/2004   $  2,199          $    2,079
      7/31/2004   $  2,131          $    2,049
      8/31/2004   $  2,117          $    2,079
      9/30/2004   $  2,163          $    2,111
     10/31/2004   $  2,190          $    2,146

                             CUMULATIVE TOTAL RETURN

             SINCE INCEPTION
                  9.49%

[CHART]

                  TCW GALILEO DIVERSIFIED VALUE FUND - N CLASS

                     FUND      RUSSELL 1000 VALUE INDEX
         Jan-98   $    2,000        $    2,000
         Jan-98   $    1,954        $    1,972
         Feb-98   $    2,094        $    2,105
         Mar-98   $    2,187        $    2,233
         Apr-98   $    2,219        $    2,248
         May-98   $    2,173        $    2,215
         Jun-98   $    2,102        $    2,243
         Jul-98   $    1,963        $    2,204
         Aug-98   $    1,614        $    1,876
         Sep-98   $    1,757        $    1,983
         Oct-98   $    1,975        $    2,137
         Nov-98   $    1,918        $    2,237
         Dec-98   $    1,935        $    2,313
         Jan-99   $    1,870        $    2,331
         Feb-99   $    1,830        $    2,298
         Mar-99   $    1,979        $    2,346
         Apr-99   $    2,238        $    2,565
         May-99   $    2,252        $    2,537
         Jun-99   $    2,295        $    2,610
         Jul-99   $    2,248        $    2,534
         Aug-99   $    2,165        $    2,440
         Sep-99   $    2,038        $    2,355
         Oct-99   $    2,060        $    2,490
         Nov-99   $    2,075        $    2,471
         Dec-99   $    2,115        $    2,483
         Jan-00   $    2,066        $    2,402
         Feb-00   $    1,946        $    2,223
         Mar-00   $    2,154        $    2,494
         Apr-00   $    2,136        $    2,465
         May-00   $    2,250        $    2,491
         Jun-00   $    2,198        $    2,378
         Jul-00   $    2,201        $    2,407
         Aug-00   $    2,348        $    2,541
         Sep-00   $    2,356        $    2,565
         Oct-00   $    2,403        $    2,628
         Nov-00   $    2,286        $    2,530
         Dec-00   $    2,404        $    2,657
         Jan-01   $    2,445        $    2,667
         Feb-01   $    2,419        $    2,593
         Mar-01   $    2,325        $    2,501
         Apr-01   $    2,395        $    2,624
         May-01   $    2,512        $    2,683
         Jun-01   $    2,439        $    2,623
         Jul-01   $    2,416        $    2,618
         Aug-01   $    2,298        $    2,513
         Sep-01   $    2,040        $    2,336
         Oct-01   $    2,130        $    2,316
         Nov-01   $    2,280        $    2,451
         Dec-01   $    2,326        $    2,508
         Jan-02   $    2,337        $    2,489
         Feb-02   $    2,292        $    2,493
         Mar-02   $    2,418        $    2,611
         Apr-02   $    2,317        $    2,521
         May-02   $    2,313        $    2,534
         Jun-02   $    2,162        $    2,388
         Jul-02   $    1,919        $    2,166
         Aug-02   $    1,906        $    2,183
         Sep-02   $    1,722        $    1,940
         Oct-02   $    1,850        $    2,084
         Nov-02   $    1,994        $    2,215
         Dec-02   $    1,867        $    2,119
         Jan-03   $    1,836        $    2,068
         Feb-03   $    1,768        $    2,012
         Mar-03   $    1,777        $    2,016
         Apr-03   $    1,901        $    2,193
         May-03   $    2,078        $    2,335
         Jun-03   $    2,096        $    2,364
         Jul-03   $    2,178        $    2,399
         Aug-03   $    2,264        $    2,437
         Sep-03   $    2,237        $    2,413
         Oct-03   $    2,404        $    2,560
         Nov-03   $    2,427        $    2,595
         Dec-03   $    2,557        $    2,755
         Jan-04   $    2,625        $    2,804
         Feb-04   $    2,734        $    2,864
         Mar-04   $    2,709        $    2,839
         Apr-04   $    2,659        $    2,769
         May-04   $    2,691        $    2,798
         Jun-04   $    2,807        $    2,864
         Jul-04   $    2,720        $    2,823
         Aug-04   $    2,702        $    2,863
         Sep-04   $    2,761        $    2,908
         Oct-04   $    2,795        $    2,956

                       AVERAGE ANNUALIZED TOTAL RETURN(1)

     1-YEAR  3-YEAR  5-YEAR  SINCE INCEPTION
     16.25%   9.48%   6.29%       5.03%

     (1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR SG COWEN FUND. THE PREDECESSOR SG COWEN FUND WAS AN INVESTMENT COMPANY REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

US EQUITIES

TCW GALILEO DIVIDEND FOCUSED FUND

Management Discussions

     For the year ended October 31, 2004, the TCW Galileo Dividend Focused Fund (the "Fund") posted a gain of 14.36%. The Fund's benchmark had a return of 15.45% during the same period.

     Holdings within the basic materials, industrials, and consumer staples sectors were the strongest contributors to performance. However, the Fund's overweight position in consumer staples detracted value. Stock selection within the information technology sector added value, but our overweight position in the sector relative to the Fund's benchmark detracted value. Top performers for the Fund for the period under review include basic material company Potash and energy services company Halliburton. Both our overweighting in healthcare and stock selection in the sector detracted value. Underperformers for the period under review include Merck and Sears. As of the end of October, our complete position in Merck has been sold. Stock selection in the energy sector was a significant positive and, thus, we sold into strength during the year. Stock selection within the consumer discretionary sector and the financial sector has yet to contribute.

     During the period under review Large Cap Value outperformed Large Cap Growth, as represented by the Russell indices, by more than 1200 basis points. Over the timeframe of this report, the Fund was focused on attractively valued stocks with a fundamental catalyst for growth. The Fund remains committed to our strategy of finding value poised for growth.

[CHART]

                   TCW GALILEO DIVIDEND FOCUSED FUND - N CLASS

                    FUND       RUSSELL 1000 VALUE   LIPPER EQUITY INCOME FUND INDEX
       10/31/94   $    2,000       $    2,000                 $    2,000
       11/30/94   $    1,936       $    1,919                 $    1,925
       12/31/94   $    1,922       $    1,941                 $    1,940
        1/31/95   $    2,034       $    2,001                 $    1,975
        2/28/95   $    2,082       $    2,080                 $    2,038
        3/31/95   $    2,106       $    2,126                 $    2,086
        4/30/95   $    2,147       $    2,193                 $    2,136
        5/31/95   $    2,233       $    2,285                 $    2,202
        6/30/95   $    2,225       $    2,316                 $    2,231
        7/31/95   $    2,246       $    2,397                 $    2,292
        8/31/95   $    2,284       $    2,431                 $    2,320
        9/30/95   $    2,371       $    2,519                 $    2,393
       10/31/95   $    2,414       $    2,494                 $    2,359
       11/30/95   $    2,507       $    2,620                 $    2,458
       12/31/95   $    2,628       $    2,686                 $    2,519
        1/31/96   $    2,634       $    2,769                 $    2,576
        2/29/96   $    2,606       $    2,790                 $    2,595
        3/31/96   $    2,630       $    2,838                 $    2,628
        4/30/96   $    2,608       $    2,849                 $    2,652
        5/31/96   $    2,636       $    2,884                 $    2,691
        6/30/96   $    2,701       $    2,887                 $    2,695
        7/31/96   $    2,593       $    2,778                 $    2,607
        8/31/96   $    2,685       $    2,857                 $    2,666
        9/30/96   $    2,732       $    2,971                 $    2,762
       10/31/96   $    2,818       $    3,085                 $    2,827
       11/30/96   $    2,955       $    3,309                 $    2,989
       12/31/96   $    2,973       $    3,267                 $    2,970
        1/31/97   $    3,018       $    3,425                 $    3,080
        2/28/97   $    3,016       $    3,476                 $    3,123
        3/31/97   $    2,973       $    3,351                 $    3,021
        4/30/97   $    2,903       $    3,491                 $    3,111
        5/31/97   $    3,080       $    3,687                 $    3,291
        6/30/97   $    3,190       $    3,845                 $    3,415
        7/31/97   $    3,366       $    4,134                 $    3,621
        8/31/97   $    3,351       $    3,987                 $    3,505
        9/30/97   $    3,479       $    4,228                 $    3,683
       10/31/97   $    3,382       $    4,109                 $    3,575
       11/30/97   $    3,523       $    4,291                 $    3,693
       12/31/97   $    3,654       $    4,416                 $    3,778
        1/31/98   $    3,540       $    4,354                 $    3,777
        2/28/98   $    3,721       $    4,647                 $    3,981
        3/31/98   $    3,851       $    4,931                 $    4,161
        4/30/98   $    3,846       $    4,964                 $    4,159
        5/31/98   $    3,790       $    4,891                 $    4,107
        6/30/98   $    3,712       $    4,953                 $    4,141
        7/31/98   $    3,529       $    4,866                 $    4,034
        8/31/98   $    3,095       $    4,142                 $    3,547
        9/30/98   $    3,396       $    4,379                 $    3,730
       10/31/98   $    3,607       $    4,719                 $    3,950
       11/30/98   $    3,663       $    4,939                 $    4,117
       12/31/98   $    3,678       $    5,107                 $    4,222
        1/31/99   $    3,465       $    5,147                 $    4,217
        2/28/99   $    3,424       $    5,075                 $    4,139
        3/31/99   $    3,528       $    5,180                 $    4,226
        4/30/99   $    3,818       $    5,664                 $    4,526
        5/31/99   $    3,882       $    5,601                 $    4,463
        6/30/99   $    3,997       $    5,764                 $    4,604
        7/31/99   $    3,987       $    5,595                 $    4,487
        8/31/99   $    3,881       $    5,388                 $    4,383
        9/30/99   $    3,677       $    5,199                 $    4,227
       10/31/99   $    3,716       $    5,499                 $    4,370
       11/30/99   $    3,622       $    5,456                 $    4,345
       12/31/99   $    3,525       $    5,482                 $    4,399
      1/31/2000   $    3,461       $    5,303                 $    4,233
      2/29/2000   $    3,256       $    4,909                 $    3,994
      3/31/2000   $    3,760       $    5,508                 $    4,364
      4/30/2000   $    3,859       $    5,444                 $    4,331
      5/31/2000   $    4,208       $    5,501                 $    4,396
      6/30/2000   $    3,959       $    5,250                 $    4,301
      7/31/2000   $    4,148       $    5,316                 $    4,326
      8/31/2000   $    4,402       $    5,611                 $    4,580
      9/30/2000   $    4,626       $    5,663                 $    4,570
     10/31/2000   $    4,691       $    5,802                 $    4,666
     11/30/2000   $    4,819       $    5,586                 $    4,502
     12/31/2000   $    5,131       $    5,866                 $    4,727
      1/31/2001   $    4,849       $    5,889                 $    4,766
      2/28/2001   $    4,938       $    5,725                 $    4,607
      3/31/2001   $    4,908       $    5,523                 $    4,439
      4/30/2001   $    5,044       $    5,794                 $    4,669
      5/31/2001   $    5,208       $    5,924                 $    4,750
      6/30/2001   $    5,051       $    5,792                 $    4,632
      7/31/2001   $    5,030       $    5,780                 $    4,627
      8/31/2001   $    5,076       $    5,549                 $    4,475
      9/30/2001   $    5,024       $    5,158                 $    4,166
     10/31/2001   $    5,092       $    5,114                 $    4,187
     11/30/2001   $    5,142       $    5,411                 $    4,404
     12/31/2001   $    5,221       $    5,538                 $    4,481
      1/31/2002   $    5,195       $    5,496                 $    4,437
      2/28/2002   $    5,276       $    5,505                 $    4,444
      3/31/2002   $    5,461       $    5,765                 $    4,612
      4/30/2002   $    5,456       $    5,567                 $    4,455
      5/31/2002   $    5,471       $    5,595                 $    4,459
      6/30/2002   $    5,220       $    5,274                 $    4,179
      7/31/2002   $    4,742       $    4,784                 $    3,844
      8/31/2002   $    4,793       $    4,820                 $    3,872
      9/30/2002   $    4,460       $    4,284                 $    3,469
     10/31/2002   $    4,552       $    4,601                 $    3,679
     11/30/2002   $    4,843       $    4,891                 $    3,891
     12/31/2002   $    4,720       $    4,679                 $    3,745
      1/31/2003   $    4,595       $    4,565                 $    3,641
      2/28/2003   $    4,441       $    4,444                 $    3,551
      3/31/2003   $    4,446       $    4,451                 $    3,556
      4/30/2003   $    4,732       $    4,843                 $    3,828
      5/31/2003   $    5,063       $    5,155                 $    4,058
      6/30/2003   $    5,109       $    5,220                 $    4,101
      7/31/2003   $    5,303       $    5,298                 $    4,147
      8/31/2003   $    5,418       $    5,380                 $    4,208
      9/30/2003   $    5,389       $    5,328                 $    4,180
     10/31/2003   $    5,808       $    5,654                 $    4,388
     11/30/2003   $    5,871       $    5,730                 $    4,443
     12/31/2003   $    6,210       $    6,084                 $    4,713
      1/31/2004   $    6,323       $    6,191                 $    4,786
      2/29/2004   $    6,560       $    6,323                 $    4,876
      3/31/2004   $    6,498       $    6,268                 $    4,821
      4/30/2004   $    6,366       $    6,115                 $    4,740
      5/31/2004   $    6,454       $    6,177                 $    4,770
      6/30/2004   $    6,655       $    6,323                 $    4,880
      7/31/2004   $    6,479       $    6,234                 $    4,776
      8/31/2004   $    6,485       $    6,323                 $    4,825
      9/30/2004   $    6,573       $    6,421                 $    4,894
     10/31/2004   $    6,642       $    6,527                 $    4,948

                       AVERAGE ANNUALIZED TOTAL RETURN(1)

     1-YEAR    3-YEAR    5-YEAR    10-YEAR
     14.36%     9.26%    12.32%     12.75%

     (1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR SG COWEN FUND. THE PREDECESSOR SG COWEN FUND WAS AN INVESTMENT COMPANY REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

US EQUITIES

TCW GALILEO FOCUSED LARGE CAP VALUE FUND

Management Discussions

     For the year ended October 31, 2004, the TCW Galileo Focused Large Cap Value Fund (the "Fund") posted a gain of 15.35%. The Fund outperformed its benchmark which returned 14.47% during the same period.

     Investments in the energy and industrial sectors generated the Fund's highest returns during the fiscal year. Favorable returns in the energy sector were generated by asset allocation to the oil service industry, as well as stock selection within the energy sector. Favorable returns in the industrial sector were generated by asset allocation to the industrial conglomerate industry and stock selection in the railroad industry. Investments in the technology and financial sectors generated the Fund's weakest performance during the year. Returns from the technology sector were negatively impacted by investments in the semiconductor and software industries, while returns from the financial sector were negatively affected by investments in the insurance industry.

     The Fund owns undervalued companies expected to generate increasing cash flow and higher returns on capital. The Fund's sector structure is a byproduct of our individual stock selection process. The Fund's investment portfolio is currently overweight economically sensitive sectors because this is where we find the most favorable combination of value and improving fundamentals. Portfolio companies have worked hard to increase productivity and lower cost structures over the past several years. They are now, in our view, well positioned for an improved economic climate. Valuations are attractive and most earnings, cash flow, and return on capital estimates remain too low. Over the long term, we believe value created by increasing cash flow and rising returns on capital will reward shareholders.

[CHART]

               TCW GALILEO FOCUSED LARGE CAP VALUE FUND - N CLASS

                    FUND     S&P / BARRA VALUE
        7/20/98   $  2,000       $   2,000
        7/31/98   $  1,917       $   1,892
        8/31/98   $  1,599       $   1,588
        9/30/98   $  1,694       $   1,685
       10/31/98   $  1,903       $   1,816
       11/30/98   $  1,984       $   1,911
       12/31/98   $  2,056       $   1,978
        1/31/99   $  2,102       $   2,018
        2/28/99   $  2,113       $   1,975
        3/31/99   $  2,289       $   2,035
        4/30/99   $  2,454       $   2,210
        5/31/99   $  2,402       $   2,171
        6/30/99   $  2,521       $   2,254
        7/31/99   $  2,424       $   2,185
        8/31/99   $  2,364       $   2,130
        9/30/99   $  2,225       $   2,046
       10/31/99   $  2,321       $   2,162
       11/30/99   $  2,325       $   2,149
       12/31/99   $  2,438       $   2,230
      1/31/2000   $  2,389       $   2,159
      2/29/2000   $  2,412       $   2,024
      3/31/2000   $  2,722       $   2,235
      4/30/2000   $  2,645       $   2,220
      5/31/2000   $  2,730       $   2,227
      6/30/2000   $  2,615       $   2,139
      7/31/2000   $  2,707       $   2,182
      8/31/2000   $  2,870       $   2,328
      9/30/2000   $  2,785       $   2,328
     10/31/2000   $  2,823       $   2,371
     11/30/2000   $  2,555       $   2,250
     12/31/2000   $  2,672       $   2,366
      1/31/2001   $  2,849       $   2,466
      2/28/2001   $  2,563       $   2,302
      3/31/2001   $  2,412       $   2,211
      4/30/2001   $  2,656       $   2,361
      5/31/2001   $  2,668       $   2,386
      6/30/2001   $  2,617       $   2,309
      7/31/2001   $  2,566       $   2,269
      8/31/2001   $  2,389       $   2,138
      9/30/2001   $  2,120       $   1,935
     10/31/2001   $  2,256       $   1,935
     11/30/2001   $  2,448       $   2,057
     12/31/2001   $  2,497       $   2,089
      1/31/2002   $  2,540       $   2,031
      2/28/2002   $  2,504       $   2,013
      3/31/2002   $  2,681       $   2,116
      4/30/2002   $  2,515       $   2,010
      5/31/2002   $  2,512       $   2,018
      6/30/2002   $  2,325       $   1,891
      7/31/2002   $  2,087       $   1,687
      8/31/2002   $  2,069       $   1,698
      9/30/2002   $  1,797       $   1,504
     10/31/2002   $  1,923       $   1,629
     11/30/2002   $  2,061       $   1,744
     12/31/2002   $  1,935       $   1,653
      1/31/2003   $  1,850       $   1,608
      2/28/2003   $  1,817       $   1,564
      3/31/2003   $  1,786       $   1,562
      4/30/2003   $  1,943       $   1,716
      5/31/2003   $  2,082       $   1,843
      6/30/2003   $  2,113       $   1,856
      7/31/2003   $  2,174       $   1,897
      8/31/2003   $  2,336       $   1,938
      9/30/2003   $  2,249       $   1,903
     10/31/2003   $  2,444       $   2,034
     11/30/2003   $  2,493       $   2,052
     12/31/2003   $  2,693       $   2,179
      1/31/2004   $  2,722       $   2,217
      2/29/2004   $  2,796       $   2,267
      3/31/2004   $  2,714       $   2,252
      4/30/2004   $  2,606       $   2,196
      5/31/2004   $  2,691       $   2,221
      6/30/2004   $  2,755       $   2,270
      7/31/2004   $  2,686       $   2,226
      8/31/2004   $  2,668       $   2,250
      9/30/2004   $  2,786       $   2,293
     10/31/2004   $  2,819       $   2,328

                       AVERAGE ANNUALIZED TOTAL RETURN(1)

     1-YEAR    3-YEAR    5-YEAR    SINCE INCEPTION
     15.35%     7.72%     3.97%         5.62%

     (1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR SEPARATELY MANAGED ACCOUNT FOR PERIODS BEFORE THE FUNDS' REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR SEPARATELY MANAGED ACCOUNT WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE SEPARATELY MANAGED ACCOUNT HAD BEEN REGISTERED UNDER THE 1940 ACT, THE SEPARATELY MANAGED ACCOUNT'S PERFORMANCE MAY HAVE BEEN LOWER.

US EQUITIES

TCW GALILEO GROWTH EQUITIES FUND

Management Discussions

     For the period from March 1, 2004 (commencement of operations) through October 31, 2004, the TCW Galileo Growth Equities Fund had a negative return of 0.20% for both I Class and N Class shares. The Fund outperformed its benchmark which returned a negative 1.75% for the same period.

     This performance was due to strong stock selection in the information technology and industrial sectors of the economy, offset by unfavorable stock selection in the consumer discretionary and healthcare sectors.

     During this time period, information technology was the worst performing sector of the benchmark, declining nearly 9%. In contrast, the Fund's investments in this sector increased in value by nearly 6%. The greatest contributors to this performance were Yahoo, salesforce.com, Alliance Data Systems, and Cognizant Technology Solutions. The only industry within the technology sector that made a negative contribution to performance was the semiconductor industry. Here, slowing demand and an inventory correction depressed fundamentals and stock prices.

     During this eight-month period, we also found some of our best investments in the Industrial sector. Here, the Fund's investments were concentrated in the business services and temporary staffing industries. In both cases, the Fund's investments benefited from a gradually improving economy and job market. The Fund's best performing securities in this sector included Corporate Executive Board, Monster Worldwide, Resources Connection, and Robert Half.

     Security selection was less favorable in the healthcare industry. Our investment in Express Scripts came under pressure following legal scrutiny of the company by the New York Attorney General's office. The Fund also experienced losses in some biotechnology investments, including Vicuron Pharmaceuticals and Onyx Pharmaceuticals. In the consumer discretionary sector, our investments in Amazon, NetFlix, and InterActive Corporation hurt performance relative to the benchmark.

[CHART]

                   TCW GALILEO GROWTH EQUITIES FUND - I CLASS

                    FUND     RUSSELL MIDCAP GROWTH
       3/1/2004   $  2,000        $    2,000
      3/31/2004   $  2,006        $    1,996
      4/30/2004   $  1,970        $    1,940
      5/31/2004   $  2,038        $    1,986
      6/30/2004   $  2,110        $    2,017
      7/31/2004   $  1,884        $    1,884
      8/31/2004   $  1,844        $    1,860
      9/30/2004   $  1,952        $    1,930
     10/31/2004   $  1,996        $    1,995

                             CUMULATIVE TOTAL RETURN

             SINCE INCEPTION
                 (0.20)%

[CHART]

                   TCW GALILEO GROWTH EQUITIES FUND - N CLASS

                    FUND     RUSSELL MIDCAP GROWTH
       3/1/2004   $  2,000        $    2,000
      3/31/2004   $  2,008        $    1,996
      4/30/2004   $  1,970        $    1,940
      5/31/2004   $  2,038        $    1,986
      6/30/2004   $  2,110        $    2,017
      7/31/2004   $  1,884        $    1,884
      8/31/2004   $  1,844        $    1,860
      9/30/2004   $  1,952        $    1,930
     10/31/2004   $  1,996        $    1,995

                             CUMULATIVE TOTAL RETURN

             SINCE INCEPTION
                 (0.20)%

US EQUITIES

TCW GALILEO GROWTH INSIGHTS FUND

Management Discussions

     For the year ended October 31, 2004, the TCW Galileo Growth Insights Fund (the "Fund") posted a gain of 0.16%. The Fund's benchmark had a return of 3.54% during the same period.

     Holdings in the retail, food products and industrials sectors were the primary causes of the Fund's relative underperformance. At the same time, favorable stock picking in the information technology sector helped the Fund's overall performance.

     During the period under review, corporate earnings growth was favorable overall due the improved level of economic activity versus the prior year. Investor concerns centered on the US Federal Reserve's efforts to tighten monetary policy and inflation pressures. As such, value stocks generally outperformed growth stocks with the performance Russell 3000 Value Index exceeding that of the Russell 3000 Growth Index by 9.45% in the period under review. The Fund remains committed to its current investment mandate as a growth fund with the objective of outperforming its benchmark by identifying growth companies with outstanding prospects.

[CHART]

                   TCW GALILEO GROWTH INSIGHTS FUND - N CLASS

                    FUND     RUSSELL 3000 GROWTH W/INC.
        1/31/98   $  2,000            $    2,000
        2/28/98   $  2,087            $    2,153
        3/31/98   $  2,173            $    2,239
        4/30/98   $  2,224            $    2,268
        5/31/98   $  2,192            $    2,195
        6/30/98   $  2,337            $    2,319
        7/31/98   $  2,299            $    2,288
        8/31/98   $  1,961            $    1,929
        9/30/98   $  2,140            $    2,081
       10/31/98   $  2,327            $    2,244
       11/30/98   $  2,522            $    2,415
       12/31/98   $  2,809            $    2,633
        1/31/99   $  3,056            $    2,785
        2/28/99   $  2,956            $    2,648
        3/31/99   $  3,191            $    2,784
        4/30/99   $  3,288            $    2,804
        5/31/99   $  3,151            $    2,725
        6/30/99   $  3,439            $    2,912
        7/31/99   $  3,269            $    2,820
        8/31/99   $  3,277            $    2,855
        9/30/99   $  3,129            $    2,803
       10/31/99   $  3,473            $    3,005
       11/30/99   $  3,673            $    3,177
       12/31/99   $  4,142            $    3,523
      1/31/2000   $  4,107            $    3,367
      2/29/2000   $  4,809            $    3,578
      3/31/2000   $  4,871            $    3,780
      4/30/2000   $  4,418            $    3,586
      5/31/2000   $  4,233            $    3,396
      6/30/2000   $  4,703            $    3,665
      7/31/2000   $  4,515            $    3,501
      8/31/2000   $  4,968            $    3,822
      9/30/2000   $  4,411            $    3,472
     10/31/2000   $  4,171            $    3,299
     11/30/2000   $  3,499            $    2,805
     12/31/2000   $  3,496            $    2,733
      1/31/2001   $  3,625            $    2,924
      2/28/2001   $  3,020            $    2,435
      3/31/2001   $  2,712            $    2,173
      4/30/2001   $  3,104            $    2,447
      5/31/2001   $  3,030            $    2,418
      6/30/2001   $  2,936            $    2,371
      7/31/2001   $  2,813            $    2,302
      8/31/2001   $  2,554            $    2,117
      9/30/2001   $  2,068            $    1,897
     10/31/2001   $  2,225            $    2,001
     11/30/2001   $  2,544            $    2,192
     12/31/2001   $  2,540            $    2,197
      1/31/2002   $  2,519            $    2,155
      2/28/2002   $  2,288            $    2,063
      3/31/2002   $  2,477            $    2,141
      4/30/2002   $  2,236            $    1,975
      5/31/2002   $  2,075            $    1,922
      6/30/2002   $  1,869            $    1,746
      7/31/2002   $  1,687            $    1,638
      8/31/2002   $  1,638            $    1,642
      9/30/2002   $  1,452            $    1,475
     10/31/2002   $  1,627            $    1,607
     11/30/2002   $  1,785            $    1,698
     12/31/2002   $  1,582            $    1,581
      1/31/2003   $  1,568            $    1,542
      2/28/2003   $  1,578            $    1,533
      3/31/2003   $  1,627            $    1,561
      4/30/2003   $  1,767            $    1,679
      5/31/2003   $  1,876            $    1,769
      6/30/2003   $  1,883            $    1,794
      7/31/2003   $  1,974            $    1,845
      8/31/2003   $  2,099            $    1,895
      9/30/2003   $  2,002            $    1,873
     10/31/2003   $  2,173            $    1,982
     11/30/2003   $  2,197            $    2,006
     12/31/2003   $  2,218            $    2,071
      1/31/2004   $  2,267            $    2,118
      2/29/2004   $  2,253            $    2,130
      3/31/2004   $  2,232            $    2,094
      4/30/2004   $  2,131            $    2,064
      5/31/2004   $  2,211            $    2,102
      6/30/2004   $  2,236            $    2,132
      7/31/2004   $  2,054            $    2,006
      8/31/2004   $  2,009            $    1,993
      9/30/2004   $  2,103            $    2,019
     10/31/2004   $  2,176            $    2,052

                       AVERAGE ANNUALIZED TOTAL RETURN(1)

     1-YEAR    3-YEAR     5-YEAR     SINCE INCEPTION
     0.16%     (0.74)%    (8.92)%         1.26%

     (1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR SEPARATELY MANAGED ACCOUNT FOR PERIODS BEFORE THE FUNDS' REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR SEPARATELY MANAGED ACCOUNT WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE SEPARATELY MANAGED ACCOUNT HAD BEEN REGISTERED UNDER THE 1940 ACT, THE SEPARATELY MANAGED ACCOUNT'S PERFORMANCE MAY HAVE BEEN LOWER.

US EQUITIES

TCW GALILEO LARGE CAP GROWTH FUND

Management Discussions

     For the year ended October 31, 2004, the TCW Galileo Large Cap Growth Fund (the "Fund") posted a gain of 2.41% and 2.30% on its I Class and N Class shares respectively. The performance of the Fund's two classes varies because of differing expenses. The Fund's benchmark had a return of 3.38% during the same period.

     Contributing to the Fund's performance were the consumer staple, healthcare and information technology sectors. Within consumer staples, retail food and staples contributed a considerable portion of that sector's out performance. Performance in the healthcare sector was positively impacted by an overweight investment in healthcare equipment and supplies. Offsetting performance were the consumer discretionary, financial and industrial sectors. Performance in the consumer discretionary sector was negatively impacted by our media holdings, which did not perform well during the period.

     Going forward, the Fund will continue to favor companies who are leaders in their respective industries; companies that are financially sound with strong fundamentals, entrenched brand names, and positive cash flow. We believe pent up demand for information technology goods and services should result in improved spending going forward.

[CHART]

                   TCW GALILEO LARGE CAP GROWTH FUND - I CLASS

                       FUND      RUSSELL 1000 GROWTH     S&P / BARRA GROWTH
          6/19/97   $    2,000        $    2,000             $    2,000
          6/30/97   $    2,009        $    1,970             $    1,976
          7/31/97   $    2,164        $    2,144             $    2,133
          8/31/97   $    2,030        $    2,018             $    1,991
          9/30/97   $    2,127        $    2,118             $    2,092
         10/31/97   $    2,065        $    2,039             $    2,029
         11/30/97   $    2,164        $    2,126             $    2,139
         12/31/97   $    2,175        $    2,150             $    2,166
          1/31/98   $    2,224        $    2,214             $    2,239
          2/28/98   $    2,379        $    2,381             $    2,394
          3/31/98   $    2,491        $    2,476             $    2,518
          4/30/98   $    2,570        $    2,510             $    2,539
          5/31/98   $    2,514        $    2,439             $    2,488
          6/30/98   $    2,778        $    2,588             $    2,665
          7/31/98   $    2,798        $    2,571             $    2,664
          8/31/98   $    2,401        $    2,185             $    2,317
          9/30/98   $    2,672        $    2,353             $    2,472
         10/31/98   $    2,810        $    2,542             $    2,680
         11/30/98   $    3,041        $    2,735             $    2,861
         12/31/98   $    3,461        $    2,982             $    3,079
          1/31/99   $    3,776        $    3,157             $    3,267
          2/28/99   $    3,590        $    3,013             $    3,139
          3/31/99   $    3,922        $    3,171             $    3,291
          4/30/99   $    3,873        $    3,176             $    3,284
          5/31/99   $    3,708        $    3,078             $    3,189
          6/30/99   $    4,006        $    3,294             $    3,417
          7/31/99   $    3,844        $    3,189             $    3,309
          8/31/99   $    3,996        $    3,241             $    3,355
          9/30/99   $    3,980        $    3,173             $    3,298
         10/31/99   $    4,344        $    3,412             $    3,526
         11/30/99   $    4,635        $    3,597             $    3,676
         12/31/99   $    5,415        $    3,971             $    3,949
        1/31/2000   $    5,073        $    3,784             $    3,686
        2/29/2000   $    5,526        $    3,969             $    3,763
        3/31/2000   $    5,854        $    4,254             $    4,111
        4/30/2000   $    5,368        $    4,051             $    3,907
        5/31/2000   $    5,095        $    3,847             $    3,748
        6/30/2000   $    5,639        $    4,139             $    4,051
        7/31/2000   $    5,504        $    3,966             $    3,870
        8/31/2000   $    5,978        $    4,325             $    4,094
        9/30/2000   $    5,415        $    3,916             $    3,695
       10/31/2000   $    4,951        $    3,731             $    3,599
       11/30/2000   $    4,200        $    3,181             $    3,216
       12/31/2000   $    4,043        $    3,080             $    3,077
        1/31/2001   $    4,025        $    3,293             $    3,164
        2/28/2001   $    3,245        $    2,734             $    2,793
        3/31/2001   $    2,824        $    2,437             $    2,541
        4/30/2001   $    3,197        $    2,745             $    2,768
        5/31/2001   $    3,191        $    2,704             $    2,775
        6/30/2001   $    3,149        $    2,642             $    2,737
        7/31/2001   $    2,998        $    2,576             $    2,730
        8/31/2001   $    2,739        $    2,365             $    2,546
        9/30/2001   $    2,478        $    2,129             $    2,376
       10/31/2001   $    2,598        $    2,241             $    2,463
       11/30/2001   $    2,884        $    2,456             $    2,681
       12/31/2001   $    2,857        $    2,451             $    2,685
        1/31/2002   $    2,776        $    2,408             $    2,681
        2/28/2002   $    2,634        $    2,308             $    2,602
        3/31/2002   $    2,712        $    2,388             $    2,664
        4/30/2002   $    2,469        $    2,193             $    2,473
        5/31/2002   $    2,378        $    2,140             $    2,425
        6/30/2002   $    2,164        $    1,942             $    2,231
        7/31/2002   $    2,059        $    1,835             $    2,124
        8/31/2002   $    2,035        $    1,841             $    2,137
        9/30/2002   $    1,830        $    1,650             $    1,916
       10/31/2002   $    2,020        $    1,801             $    2,093
       11/30/2002   $    2,155        $    1,899             $    2,194
       12/31/2002   $    2,002        $    1,768             $    2,052
        1/31/2003   $    1,966        $    1,725             $    2,000
        2/28/2003   $    1,960        $    1,717             $    1,994
        3/31/2003   $    2,050        $    1,749             $    2,035
        4/30/2003   $    2,207        $    1,878             $    2,171
        5/31/2003   $    2,270        $    1,972             $    2,242
        6/30/2003   $    2,303        $    1,999             $    2,282
        7/31/2003   $    2,372        $    2,049             $    2,312
        8/31/2003   $    2,429        $    2,100             $    2,353
        9/30/2003   $    2,372        $    2,077             $    2,345
       10/31/2003   $    2,499        $    2,194             $    2,451
       11/30/2003   $    2,532        $    2,217             $    2,472
       12/31/2003   $    2,631        $    2,294             $    2,578
        1/31/2004   $    2,691        $    2,340             $    2,627
        2/29/2004   $    2,676        $    2,355             $    2,641
        3/31/2004   $    2,625        $    2,312             $    2,579
        4/30/2004   $    2,598        $    2,285             $    2,563
        5/31/2004   $    2,661        $    2,327             $    2,604
        6/30/2004   $    2,694        $    2,356             $    2,648
        7/31/2004   $    2,514        $    2,223             $    2,523
        8/31/2004   $    2,490        $    2,212             $    2,516
        9/30/2004   $    2,520        $    2,233             $    2,522
       10/31/2004   $    2,559        $    2,268             $    2,561

                       AVERAGE ANNUALIZED TOTAL RETURN(1)

     1-YEAR    3-YEAR    5-YEAR      SINCE INCEPTION
      2.41%    (0.50)%   (10.05)%         3.40%

     (1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR THE PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

[CHART]

                   TCW GALILEO LARGE CAP GROWTH FUND - N CLASS

                    FUND      RUSSELL 1000 GROWTH     S&P / BARRA GROWTH
         3/1/99   $   2,000        $   2,000               $   2,000
        3/31/99   $   2,185        $   2,105               $   2,097
        4/30/99   $   2,158        $   2,108               $   2,093
        5/31/99   $   2,066        $   2,043               $   2,032
        6/30/99   $   2,231        $   2,186               $   2,177
        7/31/99   $   2,140        $   2,117               $   2,108
        8/31/99   $   2,225        $   2,151               $   2,138
        9/30/99   $   2,219        $   2,106               $   2,101
       10/31/99   $   2,422        $   2,265               $   2,247
       11/30/99   $   2,584        $   2,388               $   2,343
       12/31/99   $   3,017        $   2,636               $   2,516
      1/31/2000   $   2,826        $   2,512               $   2,348
      2/29/2000   $   3,077        $   2,635               $   2,398
      3/31/2000   $   3,258        $   2,824               $   2,619
      4/30/2000   $   2,988        $   2,689               $   2,490
      5/31/2000   $   2,834        $   2,554               $   2,388
      6/30/2000   $   3,137        $   2,748               $   2,581
      7/31/2000   $   3,060        $   2,633               $   2,466
      8/31/2000   $   3,322        $   2,871               $   2,609
      9/30/2000   $   3,008        $   2,600               $   2,354
     10/31/2000   $   2,751        $   2,477               $   2,293
     11/30/2000   $   2,332        $   2,112               $   2,049
     12/31/2000   $   2,246        $   2,045               $   1,961
      1/31/2001   $   2,235        $   2,186               $   2,016
      2/28/2001   $   1,802        $   1,815               $   1,779
      3/31/2001   $   1,569        $   1,617               $   1,619
      4/30/2001   $   1,775        $   1,822               $   1,764
      5/31/2001   $   1,770        $   1,795               $   1,768
      6/30/2001   $   1,748        $   1,754               $   1,744
      7/31/2001   $   1,664        $   1,710               $   1,739
      8/31/2001   $   1,522        $   1,570               $   1,623
      9/30/2001   $   1,376        $   1,413               $   1,514
     10/31/2001   $   1,443        $   1,487               $   1,569
     11/30/2001   $   1,602        $   1,630               $   1,708
     12/31/2001   $   1,589        $   1,627               $   1,711
      1/31/2002   $   1,542        $   1,598               $   1,708
      2/28/2002   $   1,463        $   1,532               $   1,658
      3/31/2002   $   1,507        $   1,585               $   1,697
      4/30/2002   $   1,371        $   1,456               $   1,576
      5/31/2002   $   1,322        $   1,421               $   1,545
      6/30/2002   $   1,203        $   1,289               $   1,421
      7/31/2002   $   1,144        $   1,218               $   1,353
      8/31/2002   $   1,131        $   1,222               $   1,362
      9/30/2002   $   1,017        $   1,095               $   1,221
     10/31/2002   $   1,122        $   1,196               $   1,333
     11/30/2002   $   1,196        $   1,261               $   1,398
     12/31/2002   $   1,112        $   1,173               $   1,307
      1/31/2003   $   1,092        $   1,145               $   1,275
      2/28/2003   $   1,089        $   1,140               $   1,271
      3/31/2003   $   1,139        $   1,161               $   1,297
      4/30/2003   $   1,226        $   1,247               $   1,383
      5/31/2003   $   1,258        $   1,309               $   1,428
      6/30/2003   $   1,275        $   1,327               $   1,454
      7/31/2003   $   1,315        $   1,360               $   1,473
      8/31/2003   $   1,345        $   1,394               $   1,499
      9/30/2003   $   1,314        $   1,379               $   1,494
     10/31/2003   $   1,386        $   1,456               $   1,562
     11/30/2003   $   1,403        $   1,472               $   1,575
     12/31/2003   $   1,458        $   1,523               $   1,643
      1/31/2004   $   1,491        $   1,554               $   1,674
      2/29/2004   $   1,485        $   1,564               $   1,683
      3/31/2004   $   1,455        $   1,535               $   1,643
      4/30/2004   $   1,439        $   1,517               $   1,633
      5/31/2004   $   1,475        $   1,545               $   1,659
      6/30/2004   $   1,493        $   1,564               $   1,687
      7/31/2004   $   1,392        $   1,476               $   1,608
      8/31/2004   $   1,379        $   1,469               $   1,603
      9/30/2004   $   1,396        $   1,483               $   1,607
     10/31/2004   $   1,418        $   1,506               $   1,632

                         AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR    3-YEAR    5-YEAR       SINCE INCEPTION
      2.30%    (0.59)%   (10.16)%         (5.89)%

US EQUITIES

TCW GALILEO LARGE CAP VALUE FUND

Management Discussions

     For the year ended October 31, 2004, the TCW Galileo Large Cap Value Fund (the "Fund") posted a gain of 13.40%, 12.62% and 13.32% on its I Class, N Class and K Class shares respectively. The performance of the Fund's three classes varies because of differing expenses. The Fund's benchmark returned 14.47% during the same period.

     Investments in the energy and industrial sectors generated the Fund's highest returns during the fiscal year. Favorable returns in the energy sector were generated by asset allocation to the oil service industry, as well as stock selection within the energy sector. Favorable returns in the industrial sector were generated by asset allocation to, and stock selection in, the industrial conglomerate and railroad industries. Investments in the technology sector generated the Fund's weakest performance during the year, largely due to asset allocation to the semiconductor industry.

     The Fund portfolio owns undervalued companies expected to generate increasing cash flow and higher returns on capital. The Fund's sector structure is a byproduct of our individual stock selection process. The Fund's investment portfolio is currently overweight economically sensitive sectors because this is where we find the most favorable combination of value and improving fundamentals. Portfolio companies have worked hard to increase productivity and lower cost structures over the past several years. They are now, in our view, well positioned for an improved economic climate. Valuations are attractive and most earnings, cash flow, and return on capital estimates remain too low. Over the long term, we believe value created by increasing cash flow and rising returns on capital will reward shareholders.

[CHART]

                   TCW GALILEO LARGE CAP VALUE FUND - I CLASS

                    FUND     S&P / BARRA VALUE
        12/1/97   $  2,000       $   2,000
       12/31/97   $  2,019       $   2,044
        1/31/98   $  2,022       $   2,019
        2/28/98   $  2,142       $   2,171
        3/31/98   $  2,234       $   2,281
        4/30/98   $  2,246       $   2,308
        5/31/98   $  2,188       $   2,275
        6/30/98   $  2,219       $   2,292
        7/31/98   $  2,180       $   2,243
        8/31/98   $  1,847       $   1,882
        9/30/98   $  1,987       $   1,996
       10/31/98   $  2,215       $   2,153
       11/30/98   $  2,315       $   2,265
       12/31/98   $  2,402       $   2,344
        1/31/99   $  2,435       $   2,392
        2/28/99   $  2,433       $   2,340
        3/31/99   $  2,565       $   2,411
        4/30/99   $  2,754       $   2,619
        5/31/99   $  2,686       $   2,573
        6/30/99   $  2,789       $   2,672
        7/31/99   $  2,679       $   2,590
        8/31/99   $  2,593       $   2,524
        9/30/99   $  2,468       $   2,425
       10/31/99   $  2,598       $   2,562
       11/30/99   $  2,622       $   2,547
       12/31/99   $  2,710       $   2,643
      1/31/2000   $  2,661       $   2,559
      2/29/2000   $  2,582       $   2,399
      3/31/2000   $  2,912       $   2,649
      4/30/2000   $  2,894       $   2,631
      5/31/2000   $  2,916       $   2,639
      6/30/2000   $  2,788       $   2,535
      7/31/2000   $  2,863       $   2,586
      8/31/2000   $  3,014       $   2,759
      9/30/2000   $  3,043       $   2,759
     10/31/2000   $  3,129       $   2,810
     11/30/2000   $  2,896       $   2,666
     12/31/2000   $  3,024       $   2,804
      1/31/2001   $  3,149       $   2,922
      2/28/2001   $  2,866       $   2,728
      3/31/2001   $  2,710       $   2,621
      4/30/2001   $  2,919       $   2,798
      5/31/2001   $  2,953       $   2,828
      6/30/2001   $  2,857       $   2,736
      7/31/2001   $  2,806       $   2,689
      8/31/2001   $  2,627       $   2,533
      9/30/2001   $  2,366       $   2,293
     10/31/2001   $  2,453       $   2,293
     11/30/2001   $  2,634       $   2,438
     12/31/2001   $  2,692       $   2,475
      1/31/2002   $  2,730       $   2,407
      2/28/2002   $  2,728       $   2,386
      3/31/2002   $  2,903       $   2,508
      4/30/2002   $  2,757       $   2,382
      5/31/2002   $  2,760       $   2,392
      6/30/2002   $  2,602       $   2,241
      7/31/2002   $  2,355       $   1,999
      8/31/2002   $  2,328       $   2,013
      9/30/2002   $  2,056       $   1,783
     10/31/2002   $  2,191       $   1,931
     11/30/2002   $  2,348       $   2,067
     12/31/2002   $  2,206       $   1,959
      1/31/2003   $  2,120       $   1,905
      2/28/2003   $  2,075       $   1,854
      3/31/2003   $  2,063       $   1,851
      4/30/2003   $  2,247       $   2,034
      5/31/2003   $  2,386       $   2,184
      6/30/2003   $  2,431       $   2,200
      7/31/2003   $  2,517       $   2,249
      8/31/2003   $  2,633       $   2,297
      9/30/2003   $  2,545       $   2,256
     10/31/2003   $  2,744       $   2,410
     11/30/2003   $  2,790       $   2,432
     12/31/2003   $  2,994       $   2,582
      1/31/2004   $  3,019       $   2,628
      2/29/2004   $  3,083       $   2,687
      3/31/2004   $  3,032       $   2,669
      4/30/2004   $  2,932       $   2,603
      5/31/2004   $  3,014       $   2,633
      6/30/2004   $  3,083       $   2,690
      7/31/2004   $  3,019       $   2,639
      8/31/2004   $  3,026       $   2,667
      9/30/2004   $  3,115       $   2,718
     10/31/2004   $  3,112       $   2,759

                       AVERAGE ANNUALIZED TOTAL RETURN(1)

     1-YEAR    3-YEAR    5-YEAR    SINCE INCEPTION
     13.40%     8.26%     3.68%         6.60%

     (1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR THE PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

[CHART]

                   TCW GALILEO LARGE CAP VALUE FUND - N CLASS

                    FUND          S&P / BARRA VALUE
         3/1/99   $   2,000           $   2,000
        3/31/99   $   2,107           $   2,061
        4/30/99   $   2,262           $   2,238
        5/31/99   $   2,206           $   2,199
        6/30/99   $   2,291           $   2,283
        7/31/99   $   2,197           $   2,213
        8/31/99   $   2,126           $   2,157
        9/30/99   $   2,025           $   2,073
       10/31/99   $   2,130           $   2,190
       11/30/99   $   2,150           $   2,177
       12/31/99   $   2,221           $   2,259
      1/31/2000   $   2,182           $   2,187
      2/29/2000   $   2,114           $   2,050
      3/31/2000   $   2,385           $   2,264
      4/30/2000   $   2,368           $   2,249
      5/31/2000   $   2,386           $   2,256
      6/30/2000   $   2,279           $   2,167
      7/31/2000   $   2,341           $   2,210
      8/31/2000   $   2,464           $   2,358
      9/30/2000   $   2,486           $   2,358
     10/31/2000   $   2,557           $   2,402
     11/30/2000   $   2,365           $   2,279
     12/31/2000   $   2,469           $   2,396
      1/31/2001   $   2,569           $   2,497
      2/28/2001   $   2,335           $   2,332
      3/31/2001   $   2,206           $   2,240
      4/30/2001   $   2,376           $   2,391
      5/31/2001   $   2,402           $   2,416
      6/30/2001   $   2,322           $   2,338
      7/31/2001   $   2,280           $   2,298
      8/31/2001   $   2,133           $   2,165
      9/30/2001   $   1,920           $   1,959
     10/31/2001   $   1,989           $   1,959
     11/30/2001   $   2,135           $   2,084
     12/31/2001   $   2,180           $   2,115
      1/31/2002   $   2,209           $   2,057
      2/28/2002   $   2,208           $   2,039
      3/31/2002   $   2,349           $   2,143
      4/30/2002   $   2,229           $   2,036
      5/31/2002   $   2,229           $   2,044
      6/30/2002   $   2,102           $   1,915
      7/31/2002   $   1,900           $   1,708
      8/31/2002   $   1,879           $   1,720
      9/30/2002   $   1,657           $   1,523
     10/31/2002   $   1,766           $   1,650
     11/30/2002   $   1,891           $   1,766
     12/31/2002   $   1,777           $   1,674
      1/31/2003   $   1,707           $   1,628
      2/28/2003   $   1,669           $   1,584
      3/31/2003   $   1,658           $   1,582
      4/30/2003   $   1,806           $   1,738
      5/31/2003   $   1,915           $   1,866
      6/30/2003   $   1,952           $   1,880
      7/31/2003   $   2,021           $   1,922
      8/31/2003   $   2,112           $   1,963
      9/30/2003   $   2,040           $   1,928
     10/31/2003   $   2,198           $   2,060
     11/30/2003   $   2,235           $   2,078
     12/31/2003   $   2,395           $   2,207
      1/31/2004   $   2,415           $   2,246
      2/29/2004   $   2,465           $   2,296
      3/31/2004   $   2,423           $   2,280
      4/30/2004   $   2,342           $   2,224
      5/31/2004   $   2,404           $   2,250
      6/30/2004   $   2,459           $   2,299
      7/31/2004   $   2,406           $   2,255
      8/31/2004   $   2,410           $   2,279
      9/30/2004   $   2,479           $   2,323
     10/31/2004   $   2,476           $   2,358

                         AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR   3-YEAR    5-YEAR   SINCE INCEPTION
     12.62%    7.56%     3.05%        3.84%

[CHART]

                   TCW GALILEO LARGE CAP VALUE FUND - K CLASS

                    FUND       S&P / BARRA VALUE
      11/1/2002   $   2,000       $   2,000
     11/30/2002   $   2,144       $   2,141
     12/31/2002   $   1,994       $   2,029
      1/31/2003   $   1,916       $   1,974
      2/28/2003   $   1,875       $   1,920
      3/31/2003   $   1,865       $   1,917
      4/30/2003   $   2,031       $   2,107
      5/31/2003   $   2,156       $   2,262
      6/30/2003   $   2,197       $   2,279
      7/31/2003   $   2,277       $   2,329
      8/31/2003   $   2,379       $   2,380
      9/30/2003   $   2,299       $   2,336
     10/31/2003   $   2,480       $   2,496
     11/30/2003   $   2,521       $   2,519
     12/31/2003   $   2,691       $   2,674
      1/31/2004   $   2,728       $   2,722
      2/29/2004   $   2,784       $   2,783
      3/31/2004   $   2,738       $   2,764
      4/30/2004   $   2,650       $   2,696
      5/31/2004   $   2,722       $   2,727
      6/30/2004   $   2,786       $   2,786
      7/31/2004   $   2,726       $   2,733
      8/31/2004   $   2,734       $   2,763
      9/30/2004   $   2,812       $   2,815
     10/31/2004   $   2,812       $   2,858

                         AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR    SINCE INCEPTION
      13.32%        18.58%

US EQUITIES

TCW Galileo Opportunity Fund

Management Discussions

     For the year ended October 31, 2004, the TCW Galileo Opportunity Fund (the "Fund") posted a gain of 11.47%, 11.09% and 11.42% on its I Class, N Class and K Class shares respectively. The performance of the Fund's three classes varies because of differing expenses. The Fund's benchmark returned 11.73% during the same period.

     The Fund's overweight position in both the energy and basic material sectors and holdings within the healthcare and consumer discretionary sectors were the strongest contributors to performance, although our weighting in the healthcare sector detracted value. Within the healthcare sector, Healthcare Providers and Services added the most value while Biotech companies detracted from performance. Specialty retail names, including Too Inc. and Claire's Stores, were strong performers in the consumer discretionary sector. Our conservative underweight in the information technology sector, as well as our stock picks in the sector, aided performance. Stock selection in the consumer staples sector detracted value. Underperformers in that sector include Interstate Bakeries, which was completely sold and is no longer in the portfolio, and natural food retailer Wild Oats Market, which we added to and continue to hold in the Fund. Both our underweight and stock selection in the financials sector detracted value.

     During the period under review, small cap stocks, the quintessential cyclical group, continued to overpower larger cap stocks. Small cap stocks usually outperform for multi-year periods until the economic cycle matures or slows down. The Fund is focused on attractively valued stocks with a fundamental catalyst for growth. The Fund remains committed to our strategy of finding value poised for growth.

[CHART]

                     TCW GALILEO OPPORTUNITY FUND - I CLASS

                    FUND      RUSSELL 2000 INDEX
       10/31/94   $   2,000       $   2,000
       11/30/94   $   1,923       $   1,919
       12/31/94   $   1,889       $   1,971
        1/31/95   $   1,895       $   1,946
        2/28/95   $   1,980       $   2,027
        3/31/95   $   2,054       $   2,061
        4/30/95   $   2,037       $   2,107
        5/31/95   $   2,037       $   2,143
        6/30/95   $   2,096       $   2,255
        7/31/95   $   2,092       $   2,384
        8/31/95   $   2,141       $   2,434
        9/30/95   $   2,121       $   2,477
       10/31/95   $   2,028       $   2,367
       11/30/95   $   2,083       $   2,466
       12/31/95   $   2,191       $   2,531
        1/31/96   $   2,158       $   2,528
        2/29/96   $   2,191       $   2,607
        3/31/96   $   2,267       $   2,660
        4/30/96   $   2,446       $   2,802
        5/31/96   $   2,480       $   2,913
        6/30/96   $   2,454       $   2,793
        7/31/96   $   2,302       $   2,549
        8/31/96   $   2,435       $   2,697
        9/30/96   $   2,504       $   2,803
       10/31/96   $   2,598       $   2,759
       11/30/96   $   2,711       $   2,873
       12/31/96   $   2,749       $   2,948
        1/31/97   $   2,781       $   3,007
        2/28/97   $   2,685       $   2,934
        3/31/97   $   2,648       $   2,796
        4/30/97   $   2,583       $   2,804
        5/31/97   $   2,879       $   3,116
        6/30/97   $   2,955       $   3,249
        7/31/97   $   3,119       $   3,400
        8/31/97   $   3,256       $   3,478
        9/30/97   $   3,432       $   3,733
       10/31/97   $   3,287       $   3,569
       11/30/97   $   3,086       $   3,546
       12/31/97   $   3,072       $   3,608
        1/31/98   $   2,884       $   3,551
        2/28/98   $   3,038       $   3,813
        3/31/98   $   3,245       $   3,971
        4/30/98   $   3,308       $   3,993
        5/31/98   $   3,131       $   3,778
        6/30/98   $   3,029       $   3,785
        7/31/98   $   2,628       $   3,479
        8/31/98   $   1,990       $   2,803
        9/30/98   $   2,376       $   3,023
       10/31/98   $   2,485       $   3,146
       11/30/98   $   2,324       $   3,311
       12/31/98   $   2,301       $   3,516
        1/31/99   $   2,208       $   3,563
        2/28/99   $   2,065       $   3,274
        3/31/99   $   2,398       $   3,325
        4/30/99   $   2,761       $   3,623
        5/31/99   $   2,766       $   3,676
        6/30/99   $   2,902       $   3,842
        7/31/99   $   2,925       $   3,737
        8/31/99   $   3,018       $   3,599
        9/30/99   $   2,977       $   3,599
       10/31/99   $   2,752       $   3,614
       11/30/99   $   2,766       $   3,830
       12/31/99   $   2,979       $   4,263
      1/31/2000   $   2,966       $   4,195
      2/29/2000   $   3,029       $   4,888
      3/31/2000   $   3,438       $   4,565
      4/30/2000   $   3,347       $   4,291
      5/31/2000   $   3,626       $   4,040
      6/30/2000   $   3,737       $   4,393
      7/31/2000   $   3,465       $   4,251
      8/31/2000   $   3,830       $   4,576
      9/30/2000   $   3,857       $   4,441
     10/31/2000   $   3,735       $   4,243
     11/30/2000   $   3,660       $   3,807
     12/31/2000   $   4,155       $   4,134
      1/31/2001   $   4,209       $   4,350
      2/28/2001   $   4,141       $   4,064
      3/31/2001   $   3,931       $   3,865
      4/30/2001   $   4,207       $   4,168
      5/31/2001   $   4,401       $   4,270
      6/30/2001   $   4,480       $   4,418
      7/31/2001   $   4,471       $   4,179
      8/31/2001   $   4,441       $   4,044
      9/30/2001   $   3,884       $   3,499
     10/31/2001   $   4,099       $   3,704
     11/30/2001   $   4,223       $   3,991
     12/31/2001   $   4,479       $   4,237
      1/31/2002   $   4,453       $   4,193
      2/28/2002   $   4,505       $   4,078
      3/31/2002   $   4,969       $   4,406
      4/30/2002   $   5,012       $   4,446
      5/31/2002   $   4,999       $   4,249
      6/30/2002   $   4,707       $   4,038
      7/31/2002   $   4,036       $   3,428
      8/31/2002   $   4,062       $   3,419
      9/30/2002   $   3,782       $   3,174
     10/31/2002   $   3,743       $   3,276
     11/30/2002   $   3,963       $   3,568
     12/31/2002   $   3,735       $   3,369
      1/31/2003   $   3,644       $   3,276
      2/28/2003   $   3,541       $   3,177
      3/31/2003   $   3,558       $   3,218
      4/30/2003   $   3,889       $   3,523
      5/31/2003   $   4,337       $   3,901
      6/30/2003   $   4,406       $   3,972
      7/31/2003   $   4,634       $   4,220
      8/31/2003   $   4,926       $   4,414
      9/30/2003   $   4,810       $   4,332
     10/31/2003   $   5,163       $   4,696
     11/30/2003   $   5,305       $   4,863
     12/31/2003   $   5,617       $   4,961
      1/31/2004   $   5,781       $   5,177
      2/29/2004   $   5,915       $   5,223
      3/31/2004   $   5,915       $   5,272
      4/30/2004   $   5,591       $   5,003
      5/31/2004   $   5,695       $   5,083
      6/30/2004   $   5,954       $   5,297
      7/31/2004   $   5,582       $   4,940
      8/31/2004   $   5,539       $   4,915
      9/30/2004   $   5,842       $   5,146
     10/31/2004   $   5,755       $   5,247

                       AVERAGE ANNUALIZED TOTAL RETURN(1)

     1-YEAR    3-YEAR    5-YEAR    10-YEAR
      11.47%    11.98%    15.90%    11.15%

     (1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR SG COWEN FUND. THE PREDECESSOR SG COWEN FUND WAS AN INVESTMENT COMPANY REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

[CHART]

                     TCW GALILEO OPPORTUNITY FUND - N CLASS

                   FUND         RUSSELL 2000 INDEX
       10/31/94  $      2,000     $      2,000
       11/30/94  $      1,923     $      1,919
       12/31/94  $      1,887     $      1,971
        1/31/95  $      1,895     $      1,946
        2/28/95  $      1,980     $      2,027
        3/31/95  $      2,053     $      2,061
        4/30/95  $      2,031     $      2,107
        5/31/95  $      2,032     $      2,143
        6/30/95  $      2,089     $      2,255
        7/31/95  $      2,086     $      2,384
        8/31/95  $      2,134     $      2,434
        9/30/95  $      2,113     $      2,477
       10/31/95  $      2,020     $      2,367
       11/30/95  $      2,074     $      2,466
       12/31/95  $      2,180     $      2,531
        1/31/96  $      2,147     $      2,528
        2/29/96  $      2,180     $      2,607
        3/31/96  $      2,254     $      2,660
        4/30/96  $      2,432     $      2,802
        5/31/96  $      2,465     $      2,913
        6/30/96  $      2,437     $      2,793
        7/31/96  $      2,287     $      2,549
        8/31/96  $      2,416     $      2,697
        9/30/96  $      2,484     $      2,803
       10/31/96  $      2,578     $      2,759
       11/30/96  $      2,688     $      2,873
       12/31/96  $      2,730     $      2,948
        1/31/97  $      2,759     $      3,007
        2/28/97  $      2,663     $      2,934
        3/31/97  $      2,624     $      2,796
        4/30/97  $      2,561     $      2,804
        5/31/97  $      2,854     $      3,116
        6/30/97  $      2,928     $      3,249
        7/31/97  $      3,089     $      3,400
        8/31/97  $      3,225     $      3,478
        9/30/97  $      3,399     $      3,733
       10/31/97  $      3,252     $      3,569
       11/30/97  $      3,052     $      3,546
       12/31/97  $      3,039     $      3,608
        1/31/98  $      2,851     $      3,551
        2/28/98  $      3,004     $      3,813
        3/31/98  $      3,207     $      3,971
        4/30/98  $      3,269     $      3,993
        5/31/98  $      3,093     $      3,778
        6/30/98  $      2,991     $      3,785
        7/31/98  $      2,594     $      3,479
        8/31/98  $      1,964     $      2,803
        9/30/98  $      2,343     $      3,023
       10/31/98  $      2,452     $      3,146
       11/30/98  $      2,293     $      3,311
       12/31/98  $      2,267     $      3,516
        1/31/99  $      2,174     $      3,563
        2/28/99  $      2,035     $      3,274
        3/31/99  $      2,363     $      3,325
        4/30/99  $      2,717     $      3,623
        5/31/99  $      2,721     $      3,676
        6/30/99  $      2,856     $      3,842
        7/31/99  $      2,879     $      3,737
        8/31/99  $      2,968     $      3,599
        9/30/99  $      2,927     $      3,599
       10/31/99  $      2,705     $      3,614
       11/30/99  $      2,719     $      3,830
       12/31/99  $      2,927     $      4,263
      1/31/2000  $      2,911     $      4,195
      2/29/2000  $      2,977     $      4,888
      3/31/2000  $      3,376     $      4,565
      4/30/2000  $      3,285     $      4,291
      5/31/2000  $      3,559     $      4,040
      6/30/2000  $      3,668     $      4,393
      7/31/2000  $      3,399     $      4,251
      8/31/2000  $      3,757     $      4,576
      9/30/2000  $      3,780     $      4,441
     10/31/2000  $      3,659     $      4,243
     11/30/2000  $      3,586     $      3,807
     12/31/2000  $      4,072     $      4,134
      1/31/2001  $      4,112     $      4,350
      2/28/2001  $      4,047     $      4,064
      3/31/2001  $      3,839     $      3,865
      4/30/2001  $      4,108     $      4,168
      5/31/2001  $      4,296     $      4,270
      6/30/2001  $      4,371     $      4,418
      7/31/2001  $      4,362     $      4,179
      8/31/2001  $      4,331     $      4,044
      9/30/2001  $      3,788     $      3,499
     10/31/2001  $      3,995     $      3,704
     11/30/2001  $      4,115     $      3,991
     12/31/2001  $      4,365     $      4,237
      1/31/2002  $      4,340     $      4,193
      2/28/2002  $      4,391     $      4,078
      3/31/2002  $      4,839     $      4,406
      4/30/2002  $      4,881     $      4,446
      5/31/2002  $      4,869     $      4,249
      6/30/2002  $      4,584     $      4,038
      7/31/2002  $      3,929     $      3,428
      8/31/2002  $      3,955     $      3,419
      9/30/2002  $      3,682     $      3,174
     10/31/2002  $      3,644     $      3,276
     11/30/2002  $      3,854     $      3,568
     12/31/2002  $      3,632     $      3,369
      1/31/2003  $      3,544     $      3,276
      2/28/2003  $      3,443     $      3,177
      3/31/2003  $      3,460     $      3,218
      4/30/2003  $      3,778     $      3,523
      5/31/2003  $      4,215     $      3,901
      6/30/2003  $      4,282     $      3,972
      7/31/2003  $      4,500     $      4,220
      8/31/2003  $      4,785     $      4,414
      9/30/2003  $      4,672     $      4,332
     10/31/2003  $      5,015     $      4,696
     11/30/2003  $      5,154     $      4,863
     12/31/2003  $      5,454     $      4,961
      1/31/2004  $      5,610     $      5,177
      2/29/2004  $      5,741     $      5,223
      3/31/2004  $      5,736     $      5,272
      4/30/2004  $      5,424     $      5,003
      5/31/2004  $      5,521     $      5,083
      6/30/2004  $      5,770     $      5,297
      7/31/2004  $      5,411     $      4,940
      8/31/2004  $      5,365     $      4,915
      9/30/2004  $      5,656     $      5,146
     10/31/2004  $      5,572     $      5,247

                       AVERAGE ANNUALIZED TOTAL RETURN(1)

     1-YEAR    3-YEAR   5-YEAR    10-YEAR
     11.09%    11.73%   15.54%     10.79%

[CHART]

                     TCW GALILEO OPPORTUNITY FUND - K CLASS

                    FUND      RUSSELL 2000 INDEX
      11/1/2002   $   2,000       $   2,000
     11/30/2002   $   2,117       $   2,178
     12/31/2002   $   1,995       $   2,057
      1/31/2003   $   1,947       $   2,000
      2/28/2003   $   1,892       $   1,940
      3/31/2003   $   1,901       $   1,965
      4/30/2003   $   2,078       $   2,151
      5/31/2003   $   2,317       $   2,382
      6/30/2003   $   2,354       $   2,425
      7/31/2003   $   2,476       $   2,577
      8/31/2003   $   2,632       $   2,695
      9/30/2003   $   2,570       $   2,645
     10/31/2003   $   2,759       $   2,867
     11/30/2003   $   2,834       $   2,969
     12/31/2003   $   2,982       $   3,029
      1/31/2004   $   3,087       $   3,161
      2/29/2004   $   3,161       $   3,189
      3/31/2004   $   3,159       $   3,219
      4/30/2004   $   2,986       $   3,055
      5/31/2004   $   3,041       $   3,103
      6/30/2004   $   3,179       $   3,234
      7/31/2004   $   2,984       $   3,016
      8/31/2004   $   2,961       $   3,001
      9/30/2004   $   3,122       $   3,142
     10/31/2004   $   3,074       $   3,204

                         AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR    SINCE INCEPTION
     11.42%         23.97%

     (1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR SG COWEN FUND. THE PREDECESSOR SG COWEN FUND WAS AN INVESTMENT COMPANY REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

US EQUITIES

TCW GALILEO SELECT EQUITIES FUND

Management Discussions

     For the year ended October 31, 2004, the TCW Galileo Select Equities Fund (the "Fund") posted a gain of 4.65%, 4.24% and 4.41% on its I Class, N Class and K Class shares respectively. The performance of the Fund's three classes varies because of differing expenses. The Fund outperformed its benchmark which returned 3.38%.

     The 12-month period ended October 31, 2004 contained the last three months of a bull market recovery from the lows established in April 2003 followed by a trading range for the remaining nine months of the year. Much of the Fund's fiscal year was typified by brief rallies followed by profit taking, varied sector leadership, strong profits growth in a benign inflation and interest rate environment and widespread valuation compression within the equity markets. On a year-to-date basis there has been clear evidence of a deceleration in corporate profits growth and mixed signals related to the strength of the U.S. economy. Corporate profits grew at above-average rates this year, and interest rates have been stable. As a result stocks are more attractively valued on current profits than they were at the beginning of this fiscal year. The one area of consistent strength throughout this period was the energy sector. These companies benefited from oil price increases. Our disciplines generally preclude us from owning cyclical commodity businesses as they rarely have sustainable competitive advantages nor are their growth opportunities long term in nature. We believe this holds true for oil today.

     Throughout the period, "value" indices out-performed "growth" indices. Moreover, while the indices had some exposure to the best performing cyclical sectors, we did not. So through the 12-month period, we faced a significant head wind. In spite of this, we were able to outperform through consistent superior stock selection. Moreover, we were able to do this across all of the sectors in which we invested. These included consumer, financials, health care, industrials and especially information technology where we outperformed by more than 700 basis points. We believe our emphasis on select, leading businesses which can grow profitably and gain market share enables us to deliver solid returns over long periods of time.

     Our best performing holdings within the year were: Qualcomm, eBay, Yahoo, Starbucks and Progressive, our largest holding. Two new holdings: Symantec and XM Satellite Radio were also strong contributors to our returns. Our poorest performers were: Amazon.com, Charles Schwab, Applied Materials, Cisco Systems and Wal-Mart Stores.

     During the year we made some changes within the portfolio. We sold our longstanding positions in Intel and Microsoft -- as well as our positions in Medimmune, Southwest Airlines and Viacom. Over this time period, we established positions in: the Apollo Group, Electronic Arts, Symantec and XM Satellite Radio.

[CHART]

                   TCW GALILEO SELECT EQUITIES FUND - I CLASS

                    FUND      RUSSELL 1000 GROWTH W/INC.
       10/31/94  $    2,000         $    2,000
       11/30/94  $    1,917         $    1,936
       12/31/94  $    1,898         $    1,969
        1/31/95  $    1,860         $    2,010
        2/28/95  $    1,943         $    2,095
        3/31/95  $    1,993         $    2,156
        4/30/95  $    2,080         $    2,203
        5/31/95  $    2,141         $    2,280
        6/30/95  $    2,266         $    2,368
        7/31/95  $    2,389         $    2,466
        8/31/95  $    2,382         $    2,469
        9/30/95  $    2,420         $    2,583
       10/31/95  $    2,377         $    2,585
       11/30/95  $    2,433         $    2,685
       12/31/95  $    2,400         $    2,700
        1/31/96  $    2,412         $    2,791
        2/29/96  $    2,508         $    2,842
        3/31/96  $    2,562         $    2,846
        4/30/96  $    2,658         $    2,920
        5/31/96  $    2,762         $    3,022
        6/30/96  $    2,684         $    3,027
        7/31/96  $    2,510         $    2,849
        8/31/96  $    2,609         $    2,923
        9/30/96  $    2,766         $    3,136
       10/31/96  $    2,776         $    3,154
       11/30/96  $    2,998         $    3,391
       12/31/96  $    2,894         $    3,325
        1/31/97  $    3,024         $    3,558
        2/28/97  $    2,927         $    3,534
        3/31/97  $    2,753         $    3,343
        4/30/97  $    2,956         $    3,565
        5/31/97  $    3,173         $    3,822
        6/30/97  $    3,252         $    3,975
        7/31/97  $    3,604         $    4,327
        8/31/97  $    3,395         $    4,073
        9/30/97  $    3,510         $    4,274
       10/31/97  $    3,406         $    4,116
       11/30/97  $    3,512         $    4,291
       12/31/97  $    3,551         $    4,339
        1/31/98  $    3,593         $    4,468
        2/28/98  $    3,845         $    4,804
        3/31/98  $    3,993         $    4,996
        4/30/98  $    4,063         $    5,065
        5/31/98  $    3,938         $    4,921
        6/30/98  $    4,222         $    5,223
        7/31/98  $    4,315         $    5,188
        8/31/98  $    3,603         $    4,410
        9/30/98  $    3,943         $    4,748
       10/31/98  $    4,217         $    5,130
       11/30/98  $    4,435         $    5,520
       12/31/98  $    4,899         $    6,018
        1/31/99  $    5,281         $    6,371
        2/28/99  $    5,105         $    6,080
        3/31/99  $    5,487         $    6,400
        4/30/99  $    5,470         $    6,409
        5/31/99  $    5,272         $    6,212
        6/30/99  $    5,739         $    6,647
        7/31/99  $    5,484         $    6,436
        8/31/99  $    5,519         $    6,541
        9/30/99  $    5,339         $    6,403
       10/31/99  $    5,994         $    6,887
       11/30/99  $    6,286         $    7,258
       12/31/99  $    7,003         $    8,013
      1/31/2000  $    6,903         $    7,638
      2/29/2000  $    7,468         $    8,011
      3/31/2000  $    8,156         $    8,584
      4/30/2000  $    7,715         $    8,176
      5/31/2000  $    7,573         $    7,764
      6/30/2000  $    8,168         $    8,353
      7/31/2000  $    7,884         $    8,005
      8/31/2000  $    8,582         $    8,729
      9/30/2000  $    8,078         $    7,904
     10/31/2000  $    7,755         $    7,530
     11/30/2000  $    6,559         $    6,420
     12/31/2000  $    6,568         $    6,217
      1/31/2001  $    6,952         $    6,646
      2/28/2001  $    5,742         $    5,518
      3/31/2001  $    5,137         $    4,917
      4/30/2001  $    5,831         $    5,539
      5/31/2001  $    5,815         $    5,458
      6/30/2001  $    5,668         $    5,331
      7/31/2001  $    5,444         $    5,198
      8/31/2001  $    4,983         $    4,773
      9/30/2001  $    4,209         $    4,296
     10/31/2001  $    4,625         $    4,522
     11/30/2001  $    5,249         $    4,956
     12/31/2001  $    5,303         $    4,947
      1/31/2002  $    5,284         $    4,859
      2/28/2002  $    4,897         $    4,658
      3/31/2002  $    5,268         $    4,819
      4/30/2002  $    4,762         $    4,426
      5/31/2002  $    4,574         $    4,319
      6/30/2002  $    4,113         $    3,919
      7/31/2002  $    3,709         $    3,704
      8/31/2002  $    3,706         $    3,715
      9/30/2002  $    3,322         $    3,329
     10/31/2002  $    3,754         $    3,635
     11/30/2002  $    4,177         $    3,832
     12/31/2002  $    3,693         $    3,567
      1/31/2003  $    3,661         $    3,481
      2/28/2003  $    3,719         $    3,465
      3/31/2003  $    3,860         $    3,529
      4/30/2003  $    4,206         $    3,790
      5/31/2003  $    4,561         $    3,980
      6/30/2003  $    4,634         $    4,034
      7/31/2003  $    4,852         $    4,135
      8/31/2003  $    5,124         $    4,238
      9/30/2003  $    4,983         $    4,192
     10/31/2003  $    5,441         $    4,428
     11/30/2003  $    5,428         $    4,474
     12/31/2003  $    5,550         $    4,629
      1/31/2004  $    5,611         $    4,723
      2/29/2004  $    5,575         $    4,753
      3/31/2004  $    5,543         $    4,665
      4/30/2004  $    5,518         $    4,611
      5/31/2004  $    5,771         $    4,697
      6/30/2004  $    5,940         $    4,756
      7/31/2004  $    5,396         $    4,487
      8/31/2004  $    5,406         $    4,465
      9/30/2004  $    5,617         $    4,507
     10/31/2004  $    5,694         $    4,577

                         AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR    3-YEAR    5-YEAR     10-YEAR
      4.65%     7.18%    (1.02)%     11.03%

[CHART]

                   TCW GALILEO SELECT EQUITIES FUND - N CLASS

                    FUND      RUSSELL 1000 GROWTH W/INC.
         3/1/99   $   2,000            $   2,000
        3/31/99   $   2,149            $   2,105
        4/30/99   $   2,143            $   2,108
        5/31/99   $   2,065            $   2,043
        6/30/99   $   2,247            $   2,186
        7/31/99   $   2,148            $   2,117
        8/31/99   $   2,160            $   2,151
        9/30/99   $   2,090            $   2,106
       10/31/99   $   2,345            $   2,265
       11/30/99   $   2,459            $   2,388
       12/31/99   $   2,738            $   2,636
      1/31/2000   $   2,698            $   2,512
      2/29/2000   $   2,918            $   2,635
      3/31/2000   $   3,186            $   2,824
      4/30/2000   $   3,013            $   2,689
      5/31/2000   $   2,957            $   2,554
      6/30/2000   $   3,189            $   2,748
      7/31/2000   $   3,076            $   2,633
      8/31/2000   $   3,349            $   2,871
      9/30/2000   $   3,150            $   2,600
     10/31/2000   $   3,023            $   2,477
     11/30/2000   $   2,557            $   2,112
     12/31/2000   $   2,559            $   2,045
      1/31/2001   $   2,708            $   2,186
      2/28/2001   $   2,237            $   1,815
      3/31/2001   $   2,000            $   1,617
      4/30/2001   $   2,271            $   1,822
      5/31/2001   $   2,263            $   1,795
      6/30/2001   $   2,205            $   1,754
      7/31/2001   $   2,118            $   1,710
      8/31/2001   $   1,938            $   1,570
      9/30/2001   $   1,636            $   1,413
     10/31/2001   $   1,796            $   1,487
     11/30/2001   $   2,040            $   1,630
     12/31/2001   $   2,060            $   1,627
      1/31/2002   $   2,052            $   1,598
      2/28/2002   $   1,901            $   1,532
      3/31/2002   $   2,045            $   1,585
      4/30/2002   $   1,848            $   1,456
      5/31/2002   $   1,774            $   1,421
      6/30/2002   $   1,596            $   1,289
      7/31/2002   $   1,439            $   1,218
      8/31/2002   $   1,436            $   1,222
      9/30/2002   $   1,287            $   1,095
     10/31/2002   $   1,454            $   1,196
     11/30/2002   $   1,617            $   1,261
     12/31/2002   $   1,430            $   1,173
      1/31/2003   $   1,418            $   1,145
      2/28/2003   $   1,439            $   1,140
      3/31/2003   $   1,493            $   1,161
      4/30/2003   $   1,626            $   1,247
      5/31/2003   $   1,764            $   1,309
      6/30/2003   $   1,790            $   1,327
      7/31/2003   $   1,874            $   1,360
      8/31/2003   $   1,980            $   1,394
      9/30/2003   $   1,924            $   1,379
     10/31/2003   $   2,101            $   1,456
     11/30/2003   $   2,095            $   1,472
     12/31/2003   $   2,141            $   1,523
      1/31/2004   $   2,165            $   1,554
      2/29/2004   $   2,150            $   1,564
      3/31/2004   $   2,136            $   1,535
      4/30/2004   $   2,126            $   1,517
      5/31/2004   $   2,223            $   1,545
      6/30/2004   $   2,288            $   1,564
      7/31/2004   $   2,079            $   1,476
      8/31/2004   $   2,081            $   1,469
      9/30/2004   $   2,163            $   1,483
     10/31/2004   $   2,190            $   1,506

                         AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR    3-YEAR    5-YEAR     SINCE INCEPTION
       4.24%     6.83%    (1.36)%        1.62%

[CHART]

                   TCW GALILEO SELECT EQUITIES FUND - K CLASS

                    FUND      RUSSELL 1000 GROWTH W/INC.
       8/6/2001   $   2,000            $   2,000
      8/31/2001   $   1,794            $   1,826
      9/30/2001   $   1,515            $   1,644
     10/31/2001   $   1,665            $   1,730
     11/30/2001   $   1,891            $   1,896
     12/31/2001   $   1,910            $   1,893
      1/31/2002   $   1,904            $   1,859
      2/28/2002   $   1,764            $   1,782
      3/31/2002   $   1,899            $   1,844
      4/30/2002   $   1,715            $   1,693
      5/31/2002   $   1,647            $   1,652
      6/30/2002   $   1,483            $   1,500
      7/31/2002   $   1,338            $   1,417
      8/31/2002   $   1,336            $   1,421
      9/30/2002   $   1,198            $   1,274
     10/31/2002   $   1,351            $   1,391
     11/30/2002   $   1,503            $   1,466
     12/31/2002   $   1,329            $   1,365
      1/31/2003   $   1,318            $   1,332
      2/28/2003   $   1,339            $   1,326
      3/31/2003   $   1,389            $   1,350
      4/30/2003   $   1,514            $   1,450
      5/31/2003   $   1,642            $   1,523
      6/30/2003   $   1,667            $   1,544
      7/31/2003   $   1,747            $   1,582
      8/31/2003   $   1,844            $   1,621
      9/30/2003   $   1,794            $   1,604
     10/31/2003   $   1,960            $   1,694
     11/30/2003   $   1,954            $   1,712
     12/31/2003   $   1,998            $   1,771
      1/31/2004   $   2,020            $   1,807
      2/29/2004   $   2,007            $   1,819
      3/31/2004   $   1,995            $   1,785
      4/30/2004   $   1,986            $   1,764
      5/31/2004   $   2,077            $   1,797
      6/30/2004   $   2,138            $   1,820
      7/31/2004   $   1,942            $   1,717
      8/31/2004   $   1,946            $   1,708
      9/30/2004   $   2,021            $   1,725
     10/31/2004   $   2,046            $   1,751

                         AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR    3-YEAR    SINCE INCEPTION
      4.41%     7.12%         0.71%

US EQUITIES

TCW GALILEO SMALL CAP GROWTH FUND

Management Discussions

     For the year ended October 31, 2004, the TCW Galileo Small Cap Growth Fund (the "Fund") had a negative return of 0.20%, 0.62% and 0.20% on its I Class, N Class and K Class shares respectively. The performance of the Fund's three classes varies because of differing expenses. The Fund's benchmark had a positive return of 5.53% during the same period.

     The principal reason for the underperformance was due to our underweighting in materials and energy as well as weak stock selection in the consumer discretionary and industrial sectors of the economy, offset by favorable stock selection in the information technology and healthcare sectors.

     During this time period, consumer discretionary was the worst performing sector of the benchmark, declining nearly 4.65%. Our media weighting as well as poor performance of 99 Cents Stores, Leapfrog and Netflix hurt performance relative to the benchmark. In contrast, information technology and healthcare were the greatest contributors to the fund's performance. Our stock selection in most sectors within information technology helped our strong performance. Holdings in Research in Motion, Cognizant Technology Solutions, Macrovision and F5 Networks were some of the key contributors.

     Some of our best investments were in the healthcare sector. Here, the Fund's investments were concentrated in the biotech and pharmaceutical areas. In both cases, the Fund's investments benefited from strong stock selection. The Fund's best performing securities in this sector included Pharmion, MGI Pharma and Affymetrix. Security selection was less favorable in the industrial industry. The Fund experienced losses in Vicor, an electrical components company.

     Finally, the materials and energy sectors in which the Fund traditionally has had minimal weighting due to their cyclical nature were very strong performers for the benchmark during the past twelve months. China's continued infrastructure build out has been one of the key rationales for high raw material and energy prices around the world.

[CHART]

                   TCW GALILEO SMALL CAP GROWTH FUND - I CLASS

                    FUND      RUSSELL 2000 GROWTH     RUSSELL 2000 INDEX
       10/31/94   $   2,000        $   2,000                $   2,000
       11/30/94   $   1,917        $   1,919                $   1,919
       12/31/94   $   1,994        $   1,964                $   1,971
        1/31/95   $   1,913        $   1,924                $   1,946
        2/28/95   $   2,043        $   2,013                $   2,027
        3/31/95   $   2,196        $   2,072                $   2,061
        4/30/95   $   2,202        $   2,103                $   2,107
        5/31/95   $   2,253        $   2,131                $   2,143
        6/30/95   $   2,520        $   2,278                $   2,255
        7/31/95   $   2,756        $   2,455                $   2,384
        8/31/95   $   2,807        $   2,485                $   2,434
        9/30/95   $   2,954        $   2,537                $   2,477
       10/31/95   $   2,998        $   2,412                $   2,367
       11/30/95   $   3,171        $   2,518                $   2,466
       12/31/95   $   3,275        $   2,574                $   2,531
        1/31/96   $   3,280        $   2,553                $   2,528
        2/29/96   $   3,441        $   2,669                $   2,607
        3/31/96   $   3,717        $   2,722                $   2,660
        4/30/96   $   4,215        $   2,931                $   2,802
        5/31/96   $   4,452        $   3,081                $   2,913
        6/30/96   $   4,174        $   2,881                $   2,793
        7/31/96   $   3,513        $   2,529                $   2,549
        8/31/96   $   3,844        $   2,716                $   2,697
        9/30/96   $   4,125        $   2,856                $   2,803
       10/31/96   $   3,889        $   2,733                $   2,759
       11/30/96   $   3,885        $   2,809                $   2,873
       12/31/96   $   3,853        $   2,864                $   2,948
        1/31/97   $   3,889        $   2,935                $   3,007
        2/28/97   $   3,403        $   2,758                $   2,934
        3/31/97   $   3,051        $   2,564                $   2,796
        4/30/97   $   3,064        $   2,534                $   2,804
        5/31/97   $   3,660        $   2,915                $   3,116
        6/30/97   $   3,905        $   3,014                $   3,249
        7/31/97   $   4,133        $   3,168                $   3,400
        8/31/97   $   4,091        $   3,263                $   3,478
        9/30/97   $   4,460        $   3,523                $   3,733
       10/31/97   $   4,293        $   3,312                $   3,569
       11/30/97   $   4,247        $   3,233                $   3,546
       12/31/97   $   4,406        $   3,235                $   3,608
        1/31/98   $   4,367        $   3,192                $   3,551
        2/28/98   $   4,736        $   3,473                $   3,813
        3/31/98   $   5,060        $   3,619                $   3,971
        4/30/98   $   5,028        $   3,641                $   3,993
        5/31/98   $   4,670        $   3,377                $   3,778
        6/30/98   $   5,189        $   3,411                $   3,785
        7/31/98   $   4,793        $   3,126                $   3,479
        8/31/98   $   3,644        $   2,405                $   2,803
        9/30/98   $   4,031        $   2,648                $   3,023
       10/31/98   $   4,036        $   2,787                $   3,146
       11/30/98   $   4,607        $   3,003                $   3,311
       12/31/98   $   5,299        $   3,274                $   3,516
        1/31/99   $   5,701        $   3,422                $   3,563
        2/28/99   $   5,122        $   3,109                $   3,274
        3/31/99   $   5,565        $   3,219                $   3,325
        4/30/99   $   5,726        $   3,504                $   3,623
        5/31/99   $   5,585        $   3,509                $   3,676
        6/30/99   $   6,355        $   3,694                $   3,842
        7/31/99   $   6,079        $   3,580                $   3,737
        8/31/99   $   6,327        $   3,446                $   3,599
        9/30/99   $   6,645        $   3,513                $   3,599
       10/31/99   $   7,656        $   3,603                $   3,614
       11/30/99   $   9,269        $   3,983                $   3,830
       12/31/99   $  11,978        $   4,686                $   4,263
      1/31/2000   $  11,609        $   4,642                $   4,195
      2/29/2000   $  14,792        $   5,722                $   4,888
      3/31/2000   $  12,880        $   5,120                $   4,565
      4/30/2000   $  10,035        $   4,603                $   4,291
      5/31/2000   $   9,058        $   4,200                $   4,040
      6/30/2000   $  11,418        $   4,743                $   4,393
      7/31/2000   $  10,572        $   4,336                $   4,251
      8/31/2000   $  12,730        $   4,793                $   4,576
      9/30/2000   $  11,714        $   4,555                $   4,441
     10/31/2000   $   9,870        $   4,185                $   4,243
     11/30/2000   $   6,926        $   3,425                $   3,807
     12/31/2000   $   7,390        $   3,635                $   4,134
      1/31/2001   $   7,843        $   3,929                $   4,350
      2/28/2001   $   5,846        $   3,390                $   4,064
      3/31/2001   $   4,952        $   3,082                $   3,865
      4/30/2001   $   6,233        $   3,459                $   4,168
      5/31/2001   $   6,337        $   3,539                $   4,270
      6/30/2001   $   6,555        $   3,636                $   4,418
      7/31/2001   $   5,572        $   3,326                $   4,179
      8/31/2001   $   4,826        $   3,118                $   4,044
      9/30/2001   $   3,600        $   2,615                $   3,499
     10/31/2001   $   4,102        $   2,866                $   3,704
     11/30/2001   $   4,797        $   3,106                $   3,991
     12/31/2001   $   5,084        $   3,299                $   4,237
      1/31/2002   $   4,668        $   3,182                $   4,193
      2/28/2002   $   4,061        $   2,976                $   4,078
      3/31/2002   $   4,362        $   3,234                $   4,406
      4/30/2002   $   4,112        $   3,164                $   4,446
      5/31/2002   $   3,828        $   2,979                $   4,249
      6/30/2002   $   3,393        $   2,727                $   4,038
      7/31/2002   $   2,802        $   2,308                $   3,428
      8/31/2002   $   2,735        $   2,307                $   3,419
      9/30/2002   $   2,531        $   2,140                $   3,174
     10/31/2002   $   2,746        $   2,248                $   3,276
     11/30/2002   $   3,036        $   2,471                $   3,568
     12/31/2002   $   2,676        $   2,301                $   3,369
      1/31/2003   $   2,623        $   2,238                $   3,276
      2/28/2003   $   2,542        $   2,179                $   3,177
      3/31/2003   $   2,545        $   2,212                $   3,218
      4/30/2003   $   2,835        $   2,421                $   3,523
      5/31/2003   $   3,159        $   2,694                $   3,901
      6/30/2003   $   3,256        $   2,746                $   3,972
      7/31/2003   $   3,457        $   2,953                $   4,220
      8/31/2003   $   3,720        $   3,112                $   4,414
      9/30/2003   $   3,567        $   3,033                $   4,332
     10/31/2003   $   3,957        $   3,295                $   4,696
     11/30/2003   $   4,008        $   3,402                $   4,863
     12/31/2003   $   3,997        $   3,418                $   4,961
      1/31/2004   $   4,273        $   3,597                $   5,177
      2/29/2004   $   4,185        $   3,592                $   5,223
      3/31/2004   $   4,193        $   3,608                $   5,272
      4/30/2004   $   3,933        $   3,427                $   5,003
      5/31/2004   $   4,177        $   3,495                $   5,083
      6/30/2004   $   4,228        $   3,612                $   5,297
      7/31/2004   $   3,734        $   3,288                $   4,940
      8/31/2004   $   3,610        $   3,217                $   4,915
      9/30/2004   $   3,852        $   3,395                $   5,146
     10/31/2004   $   3,949        $   3,477                $   5,247

                         AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR     3-YEAR    5-YEAR     10-YEAR
     (0.20)%    (1.26)%   (12.40)%    7.04%

[CHART]

                   TCW GALILEO SMALL CAP GROWTH FUND - N CLASS

                          FUND      RUSSELL 2000 GROWTH     RUSSELL 2000 INDEX
               3/1/99   $   2,000        $   2,000              $   2,000
              3/31/99   $   2,172        $   2,071              $   2,031
              4/30/99   $   2,235        $   2,254              $   2,213
              5/31/99   $   2,178        $   2,258              $   2,246
              6/30/99   $   2,478        $   2,377              $   2,347
              7/31/99   $   2,371        $   2,303              $   2,283
              8/31/99   $   2,467        $   2,217              $   2,198
              9/30/99   $   2,591        $   2,260              $   2,199
             10/31/99   $   2,984        $   2,318              $   2,208
             11/30/99   $   3,610        $   2,563              $   2,339
             12/31/99   $   4,663        $   3,014              $   2,604
            1/31/2000   $   4,518        $   2,986              $   2,562
            2/29/2000   $   5,753        $   3,681              $   2,986
            3/31/2000   $   5,008        $   3,294              $   2,789
            4/30/2000   $   3,909        $   2,962              $   2,621
            5/31/2000   $   3,528        $   2,702              $   2,468
            6/30/2000   $   4,441        $   3,051              $   2,683
            7/31/2000   $   4,111        $   2,790              $   2,597
            8/31/2000   $   4,949        $   3,083              $   2,795
            9/30/2000   $   4,554        $   2,930              $   2,713
           10/31/2000   $   3,836        $   2,692              $   2,592
           11/30/2000   $   2,691        $   2,203              $   2,326
           12/31/2000   $   2,871        $   2,338              $   2,526
            1/31/2001   $   3,046        $   2,528              $   2,657
            2/28/2001   $   2,269        $   2,181              $   2,483
            3/31/2001   $   1,923        $   1,983              $   2,361
            4/30/2001   $   2,419        $   2,226              $   2,546
            5/31/2001   $   2,459        $   2,277              $   2,609
            6/30/2001   $   2,543        $   2,339              $   2,699
            7/31/2001   $   2,162        $   2,140              $   2,553
            8/31/2001   $   1,871        $   2,006              $   2,470
            9/30/2001   $   1,395        $   1,682              $   2,138
           10/31/2001   $   1,590        $   1,844              $   2,263
           11/30/2001   $   1,858        $   1,998              $   2,438
           12/31/2001   $   1,969        $   2,122              $   2,588
            1/31/2002   $   1,808        $   2,047              $   2,561
            2/28/2002   $   1,572        $   1,914              $   2,491
            3/31/2002   $   1,688        $   2,081              $   2,691
            4/30/2002   $   1,591        $   2,036              $   2,716
            5/31/2002   $   1,480        $   1,917              $   2,595
            6/30/2002   $   1,312        $   1,754              $   2,467
            7/31/2002   $   1,084        $   1,485              $   2,094
            8/31/2002   $   1,058        $   1,484              $   2,089
            9/30/2002   $     978        $   1,377              $   1,939
           10/31/2002   $   1,062        $   1,446              $   2,001
           11/30/2002   $   1,173        $   1,590              $   2,180
           12/31/2002   $   1,034        $   1,480              $   2,058
            1/31/2003   $   1,013        $   1,440              $   2,001
            2/28/2003   $     981        $   1,402              $   1,941
            3/31/2003   $     982        $   1,423              $   1,966
            4/30/2003   $   1,094        $   1,557              $   2,152
            5/31/2003   $   1,219        $   1,733              $   2,383
            6/30/2003   $   1,257        $   1,766              $   2,426
            7/31/2003   $   1,334        $   1,900              $   2,578
            8/31/2003   $   1,435        $   2,002              $   2,696
            9/30/2003   $   1,374        $   1,951              $   2,646
           10/31/2003   $   1,523        $   2,120              $   2,869
           11/30/2003   $   1,542        $   2,189              $   2,970
           12/31/2003   $   1,538        $   2,199              $   3,031
            1/31/2004   $   1,644        $   2,314              $   3,162
            2/29/2004   $   1,609        $   2,311              $   3,191
            3/31/2004   $   1,612        $   2,321              $   3,220
            4/30/2004   $   1,512        $   2,205              $   3,056
            5/31/2004   $   1,604        $   2,249              $   3,105
            6/30/2004   $   1,624        $   2,324              $   3,236
            7/31/2004   $   1,434        $   2,115              $   3,018
            8/31/2004   $   1,386        $   2,069              $   3,002
            9/30/2004   $   1,478        $   2,184              $   3,143
           10/31/2004   $   1,514        $   2,237              $   3,205

                         AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR    3-YEAR   5-YEAR     SINCE INCEPTION
     (0.62)%   (1.63)%  (12.69)%       (4.80)%

[CHART]

                   TCW GALILEO SMALL CAP GROWTH FUND - K CLASS

                    FUND      RUSSELL 2000 GROWTH     RUSSELL 2000 INDEX
      11/1/2002   $   2,000        $   2,000              $   2,000
     11/30/2002   $   2,211        $   2,198              $   2,178
     12/31/2002   $   1,949        $   2,047              $   2,057
      1/31/2003   $   1,910        $   1,991              $   2,000
      2/28/2003   $   1,851        $   1,938              $   1,940
      3/31/2003   $   1,853        $   1,967              $   1,965
      4/30/2003   $   2,065        $   2,154              $   2,151
      5/31/2003   $   2,301        $   2,396              $   2,382
      6/30/2003   $   2,371        $   2,442              $   2,425
      7/31/2003   $   2,518        $   2,627              $   2,577
      8/31/2003   $   2,710        $   2,768              $   2,695
      9/30/2003   $   2,598        $   2,698              $   2,645
     10/31/2003   $   2,882        $   2,931              $   2,867
     11/30/2003   $   2,917        $   3,027              $   2,969
     12/31/2003   $   2,911        $   3,040              $   3,029
      1/31/2004   $   3,114        $   3,200              $   3,161
      2/29/2004   $   3,048        $   3,195              $   3,189
      3/31/2004   $   3,054        $   3,210              $   3,219
      4/30/2004   $   2,864        $   3,049              $   3,055
      5/31/2004   $   3,040        $   3,109              $   3,103
      6/30/2004   $   3,079        $   3,213              $   3,234
      7/31/2004   $   2,719        $   2,924              $   3,016
      8/31/2004   $   2,629        $   2,862              $   3,001
      9/30/2004   $   2,805        $   3,020              $   3,142
     10/31/2004   $   2,878        $   3,093              $   3,204

                         AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR     SINCE INCEPTION
     (0.20)%         19.95%

US EQUITIES

TCW GALILEO VALUE ADDED FUND

Management Discussions

     For the year ended October 31, 2004, the TCW Galileo Value Added Fund (the "Fund") had a negative return of 0.64%, 0.65% and 0.65% on its I Class, N Class and K Class shares respectively. The performance of the Fund's three classes varies because of differing expenses. The Fund's benchmark had a positive return of 17.99% during the same period.

     Because valuation dominates our investment process, we have chosen to underweight the largest component of our benchmark: financials and regional banks due to our concerns that slowing deposit and loan growth coupled with margin compression, as short-term rates rise, will result in lower stock prices in the near future. Lately, this strategy has negatively impacted our performance as a broadly based bond market rally lifted most financials during the quarter. Nevertheless, our patience should ultimately be rewarded as earnings disappointments create a better buying opportunity.

     Conversely, we are overweighted in industrial technology and capital goods companies, which have fallen to compelling valuations in the wake of a moderation of economic growth. The compression in earnings multiples has been more pronounced in growth and technology stocks than it has been for traditional value equities.

[CHART]

                     TCW GALILEO VALUE ADDED FUND - I CLASS

                    FUND      RUSSELL 2000 VALUE W/INC.
      6/14/2000   $   2,000            $   2,000
      6/30/2000   $   1,996            $   1,995
      7/31/2000   $   2,026            $   2,061
      8/31/2000   $   2,178            $   2,153
      9/30/2000   $   2,194            $   2,141
     10/31/2000   $   2,194            $   2,134
     11/30/2000   $   2,048            $   2,090
     12/31/2000   $   2,223            $   2,315
      1/31/2001   $   2,519            $   2,379
      2/28/2001   $   2,343            $   2,375
      3/31/2001   $   2,245            $   2,337
      4/30/2001   $   2,452            $   2,445
      5/31/2001   $   2,566            $   2,508
      6/30/2001   $   2,574            $   2,609
      7/31/2001   $   2,548            $   2,551
      8/31/2001   $   2,482            $   2,542
      9/30/2001   $   2,020            $   2,261
     10/31/2001   $   2,247            $   2,320
     11/30/2001   $   2,460            $   2,487
     12/31/2001   $   2,671            $   2,639
      1/31/2002   $   2,634            $   2,674
      2/28/2002   $   2,584            $   2,691
      3/31/2002   $   2,931            $   2,892
      4/30/2002   $   2,892            $   2,994
      5/31/2002   $   2,734            $   2,895
      6/30/2002   $   2,414            $   2,831
      7/31/2002   $   1,941            $   2,410
      8/31/2002   $   1,873            $   2,400
      9/30/2002   $   1,633            $   2,228
     10/31/2002   $   1,728            $   2,262
     11/30/2002   $   2,047            $   2,442
     12/31/2002   $   1,855            $   2,338
      1/31/2003   $   1,803            $   2,272
      2/28/2003   $   1,773            $   2,196
      3/31/2003   $   1,732            $   2,219
      4/30/2003   $   1,928            $   2,430
      5/31/2003   $   2,170            $   2,678
      6/30/2003   $   2,222            $   2,723
      7/31/2003   $   2,431            $   2,859
      8/31/2003   $   2,633            $   2,968
      9/30/2003   $   2,549            $   2,934
     10/31/2003   $   2,828            $   3,173
     11/30/2003   $   2,978            $   3,295
     12/31/2003   $   3,037            $   3,414
      1/31/2004   $   3,161            $   3,532
      2/29/2004   $   3,151            $   3,600
      3/31/2004   $   3,108            $   3,650
      4/30/2004   $   2,934            $   3,461
      5/31/2004   $   3,002            $   3,503
      6/30/2004   $   3,139            $   3,681
      7/31/2004   $   2,802            $   3,512
      8/31/2004   $   2,700            $   3,546
      9/30/2004   $   2,789            $   3,686
     10/31/2004   $   2,810            $   3,744

                         AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR    3-YEAR    SINCE INCEPTION
     (0.64)%    7.73%         8.08%

[CHART]

                     TCW GALILEO VALUE ADDED FUND - N CLASS

                    FUND      RUSSELL 2000 VALUE W/INC.
       5/1/2002   $   2,000            $   2,000
      5/31/2002   $   1,891            $   1,934
      6/30/2002   $   1,671            $   1,891
      7/31/2002   $   1,344            $   1,610
      8/31/2002   $   1,297            $   1,603
      9/30/2002   $   1,131            $   1,488
     10/31/2002   $   1,195            $   1,511
     11/30/2002   $   1,416            $   1,631
     12/31/2002   $   1,283            $   1,562
      1/31/2003   $   1,247            $   1,518
      2/28/2003   $   1,226            $   1,467
      3/31/2003   $   1,198            $   1,482
      4/30/2003   $   1,334            $   1,623
      5/31/2003   $   1,501            $   1,789
      6/30/2003   $   1,539            $   1,819
      7/31/2003   $   1,681            $   1,910
      8/31/2003   $   1,821            $   1,982
      9/30/2003   $   1,763            $   1,960
     10/31/2003   $   1,956            $   2,120
     11/30/2003   $   2,060            $   2,201
     12/31/2003   $   2,084            $   2,280
      1/31/2004   $   2,186            $   2,359
      2/29/2004   $   2,179            $   2,405
      3/31/2004   $   2,149            $   2,438
      4/30/2004   $   2,030            $   2,312
      5/31/2004   $   2,075            $   2,340
      6/30/2004   $   2,170            $   2,459
      7/31/2004   $   1,939            $   2,346
      8/31/2004   $   1,870            $   2,369
      9/30/2004   $   1,931            $   2,463
     10/31/2004   $   1,945            $   2,501

                         AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR    SINCE INCEPTION
     (0.65)%       (1.11)%

[CHART]

                     TCW GALILEO VALUE ADDED FUND - K CLASS

                             FUND      RUSSELL 2000 VALUE W/INC.
     INCEPTION 11/1/2002   $   2,000            $   2,000
              11/30/2002   $   2,370            $   2,160
              12/31/2002   $   2,147            $   2,067
               1/31/2003   $   2,088            $   2,009
               2/28/2003   $   2,052            $   1,942
               3/31/2003   $   2,007            $   1,962
               4/30/2003   $   2,233            $   2,149
               5/31/2003   $   2,512            $   2,368
               6/30/2003   $   2,572            $   2,408
               7/31/2003   $   2,814            $   2,528
               8/31/2003   $   3,049            $   2,624
               9/30/2003   $   2,951            $   2,594
              10/31/2003   $   3,274            $   2,806
              11/30/2003   $   3,447            $   2,914
              12/31/2003   $   3,488            $   3,019
               1/31/2004   $   3,658            $   3,123
               2/29/2004   $   3,647            $   3,184
               3/31/2004   $   3,597            $   3,228
               4/30/2004   $   3,397            $   3,061
               5/31/2004   $   3,473            $   3,098
               6/30/2004   $   3,630            $   3,255
               7/31/2004   $   3,246            $   3,105
               8/31/2004   $   3,127            $   3,136
               9/30/2004   $   3,229            $   3,260
              10/31/2004   $   3,253            $   3,311

                         AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR      SINCE INCEPTION
     (0.65)%          27.53%

US EQUITIES

TCW GALILEO VALUE OPPORTUNITIES FUND

Management Discussions

     For the year ended October 31, 2004, the TCW Galileo Value Opportunities Fund (the "Fund") posted a gain of 7.99%, 7.59% and 7.89% on its I Class, N Class and K Class shares respectively. The performance of the Fund's three classes varies because of differing expenses. The Fund's benchmark had a positive return of 19.74% during the same period.

     Because valuation dominates our investment process, we have chosen to underweight the largest component of our benchmark: financials and regional banks due to our concerns that slowing deposit and loan growth coupled with margin compression, as short-term rates rise, will result in lower stock prices in the near future. Lately, this strategy has negatively impacted our performance as a broadly based bond market rally lifted most financials during the quarter. Nevertheless, our patience should ultimately be rewarded as earnings disappointments create a better buying opportunity.

     Conversely, we are overweighted in industrial technology and capital goods companies, which have fallen to compelling valuations in the wake of a moderation of economic growth. The compression in earnings multiples has been more pronounced in growth and technology stocks than it has been for traditional value equities.

[CHART]

                 TCW GALILEO VALUE OPPORTUNITIES FUND - I CLASS

                    FUND      RUSSELL MIDCAP VALUE
       Nov-1996   $   2,000        $   2,000
       Nov-1996   $   2,153        $   2,125
       Dec-1996   $   2,170        $   2,117
       Jan-1997   $   2,249        $   2,183
       Feb-1997   $   2,232        $   2,220
       Mar-1997   $   2,155        $   2,153
       Apr-1997   $   2,171        $   2,207
       May-1997   $   2,373        $   2,337
       Jun-1997   $   2,474        $   2,424
       Jul-1997   $   2,636        $   2,604
       Aug-1997   $   2,692        $   2,573
       Sep-1997   $   2,768        $   2,733
       Oct-1997   $   2,536        $   2,650
       Nov-1997   $   2,508        $   2,739
       Dec-1997   $   2,541        $   2,844
       Jan-1998   $   2,521        $   2,789
       Feb-1998   $   2,704        $   2,975
       Mar-1998   $   2,759        $   3,128
       Apr-1998   $   2,790        $   3,111
       May-1998   $   2,663        $   3,038
       Jun-1998   $   2,511        $   3,048
       Jul-1998   $   2,310        $   2,893
       Aug-1998   $   1,899        $   2,487
       Sep-1998   $   1,983        $   2,632
       Oct-1998   $   2,346        $   2,802
       Nov-1998   $   2,437        $   2,900
       Dec-1998   $   2,549        $   2,989
       Jan-1999   $   2,602        $   2,919
       Feb-1999   $   2,447        $   2,855
       Mar-1999   $   2,475        $   2,896
       Apr-1999   $   2,762        $   3,170
       May-1999   $   2,917        $   3,183
       Jun-1999   $   3,072        $   3,219
       Jul-1999   $   3,059        $   3,139
       Aug-1999   $   3,031        $   3,030
       Sep-1999   $   2,952        $   2,877
       Oct-1999   $   2,851        $   2,962
       Nov-1999   $   2,973        $   2,907
       Dec-1999   $   3,187        $   2,985
       Jan-2000   $   3,021        $   2,807
       Feb-2000   $   2,961        $   2,689
       Mar-2000   $   3,504        $   3,015
       Apr-2000   $   3,566        $   3,028
       May-2000   $   3,721        $   3,080
       Jun-2000   $   3,651        $   2,965
       Jul-2000   $   3,767        $   3,034
       Aug-2000   $   4,134        $   3,220
       Sep-2000   $   4,111        $   3,251
       Oct-2000   $   4,196        $   3,313
       Nov-2000   $   4,010        $   3,270
       Dec-2000   $   4,407        $   3,558
       Jan-2001   $   4,852        $   3,545
       Feb-2001   $   4,670        $   3,530
       Mar-2001   $   4,549        $   3,432
       Apr-2001   $   5,038        $   3,621
       May-2001   $   5,357        $   3,724
       Jun-2001   $   5,307        $   3,674
       Jul-2001   $   5,348        $   3,659
       Aug-2001   $   5,202        $   3,593
       Sep-2001   $   4,528        $   3,250
       Oct-2001   $   4,933        $   3,267
       Nov-2001   $   5,515        $   3,496
       Dec-2001   $   5,890        $   3,641
       Jan-2002   $   5,749        $   3,677
       Feb-2002   $   5,612        $   3,737
       Mar-2002   $   6,077        $   3,928
       Apr-2002   $   5,877        $   3,926
       May-2002   $   5,808        $   3,920
       Jun-2002   $   5,068        $   3,745
       Jul-2002   $   4,256        $   3,378
       Aug-2002   $   4,225        $   3,417
       Sep-2002   $   3,766        $   3,072
       Oct-2002   $   4,075        $   3,170
       Nov-2002   $   4,628        $   3,370
       Dec-2002   $   4,285        $   3,290
       Jan-2003   $   4,122        $   3,198
       Feb-2003   $   4,135        $   3,145
       Mar-2003   $   4,150        $   3,156
       Apr-2003   $   4,559        $   3,396
       May-2003   $   5,084        $   3,695
       Jun-2003   $   5,065        $   3,721
       Jul-2003   $   5,331        $   3,836
       Aug-2003   $   5,668        $   3,973
       Sep-2003   $   5,587        $   3,942
       Oct-2003   $   6,018        $   4,231
       Nov-2003   $   6,168        $   4,354
       Dec-2003   $   6,383        $   4,542
       Jan-2004   $   6,617        $   4,662
       Feb-2004   $   6,761        $   4,777
       Mar-2004   $   6,730        $   4,785
       Apr-2004   $   6,517        $   4,582
       May-2004   $   6,730        $   4,700
       Jun-2004   $   6,870        $   4,867
       Jul-2004   $   6,314        $   4,735
       Aug-2004   $   6,171        $   4,812
       Sep-2004   $   6,249        $   4,952
       Oct-2004   $   6,499        $   5,066

                       AVERAGE ANNUALIZED TOTAL RETURN(1)

        1-YEAR   3-YEAR    5-YEAR    SINCE INCEPTION
         7.99%    9.62%    17.91%         15.88%

     (1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR THE PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

[CHART]

                 TCW GALILEO VALUE OPPORTUNITIES FUND - N CLASS

                    FUND      RUSSELL MIDCAP VALUE
      11/1/2000   $   2,000         $   2,000
     11/30/2000   $   1,911         $   1,974
     12/31/2000   $   2,099         $   2,148
      1/31/2001   $   2,308         $   2,140
      2/28/2001   $   2,221         $   2,131
      3/31/2001   $   2,163         $   2,072
      4/30/2001   $   2,394         $   2,186
      5/31/2001   $   2,546         $   2,248
      6/30/2001   $   2,521         $   2,218
      7/31/2001   $   2,539         $   2,209
      8/31/2001   $   2,469         $   2,169
      9/30/2001   $   2,149         $   1,962
     10/31/2001   $   2,340         $   1,972
     11/30/2001   $   2,614         $   2,111
     12/31/2001   $   2,792         $   2,198
      1/31/2002   $   2,725         $   2,220
      2/28/2002   $   2,660         $   2,256
      3/31/2002   $   2,878         $   2,372
      4/30/2002   $   2,783         $   2,370
      5/31/2002   $   2,750         $   2,366
      6/30/2002   $   2,400         $   2,261
      7/31/2002   $   2,014         $   2,039
      8/31/2002   $   1,999         $   2,063
      9/30/2002   $   1,781         $   1,855
     10/31/2002   $   1,928         $   1,914
     11/30/2002   $   2,188         $   2,034
     12/31/2002   $   2,026         $   1,986
      1/31/2003   $   1,947         $   1,931
      2/28/2003   $   1,953         $   1,899
      3/31/2003   $   1,959         $   1,905
      4/30/2003   $   2,152         $   2,050
      5/31/2003   $   2,400         $   2,231
      6/30/2003   $   2,390         $   2,246
      7/31/2003   $   2,514         $   2,316
      8/31/2003   $   2,673         $   2,398
      9/30/2003   $   2,633         $   2,380
     10/31/2003   $   2,836         $   2,555
     11/30/2003   $   2,906         $   2,629
     12/31/2003   $   3,005         $   2,742
      1/31/2004   $   3,115         $   2,814
      2/29/2004   $   3,184         $   2,884
      3/31/2004   $   3,167         $   2,889
      4/30/2004   $   3,066         $   2,766
      5/31/2004   $   3,166         $   2,837
      6/30/2004   $   3,231         $   2,939
      7/31/2004   $   2,970         $   2,859
      8/31/2004   $   2,900         $   2,905
      9/30/2004   $   2,937         $   2,990
     10/31/2004   $   3,051         $   3,059

       AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR    3-YEAR    SINCE INCEPTION
      7.59%     9.25%         11.14%

[CHART]

                 TCW GALILEO VALUE OPPORTUNITIES FUND - K CLASS

                    FUND      RUSSELL MIDCAP VALUE
       Nov-2002   $   2,000        $   2,000
       Nov-2002   $   2,271        $   2,126
       Dec-2002   $   2,103        $   2,075
       Jan-2003   $   2,023        $   2,018
       Feb-2003   $   2,029        $   1,984
       Mar-2003   $   2,037        $   1,991
       Apr-2003   $   2,238        $   2,143
       May-2003   $   2,495        $   2,331
       Jun-2003   $   2,486        $   2,348
       Jul-2003   $   2,616        $   2,421
       Aug-2003   $   2,782        $   2,506
       Sep-2003   $   2,742        $   2,487
       Oct-2003   $   2,953        $   2,670
       Nov-2003   $   3,027        $   2,747
       Dec-2003   $   3,133        $   2,865
       Jan-2004   $   3,248        $   2,941
       Feb-2004   $   3,318        $   3,014
       Mar-2004   $   3,303        $   3,019
       Apr-2004   $   3,198        $   2,891
       May-2004   $   3,303        $   2,965
       Jun-2004   $   3,372        $   3,071
       Jul-2004   $   3,099        $   2,988
       Aug-2004   $   3,028        $   3,036
       Sep-2004   $   3,067        $   3,124
       Oct-2004   $   3,186        $   3,196

                         AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR    SINCE INCEPTION
      7.89%         26.22%

US EQUITIES

TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND

Schedule of Investments

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  APPAREL RETAILERS (0.5% OF NET ASSETS)
         10,600   Chico's FAS, Inc.                                                      $         424,318*+
                                                                                         -----------------
                  BANKING & FINANCIAL SERVICES (3.9%)
         33,775   SEI Investments Co.                                                            1,215,562 +
         41,353   T. Rowe Price Group, Inc.                                                      2,306,257
                                                                                         -----------------
                  TOTAL BANKING & FINANCIAL SERVICES                                             3,521,819
                                                                                         -----------------
                  COMMERCIAL SERVICES (4.2%)
         64,966   Paychex, Inc.                                                                  2,130,495
         60,968   Robert Half International, Inc.                                                1,617,481 +
                                                                                         -----------------
                  TOTAL COMMERCIAL SERVICES                                                      3,747,976
                                                                                         -----------------
                  COMPUTER SERVICES (15.3%)
        115,314   Applied Micro Circuits Corp.                                                     419,743 *
         30,773   CheckFree Corp.                                                                  953,963*+
         27,667   Cognex Corp.                                                                     708,275 +
         78,539   Network Appliance, Inc.                                                        1,921,849 *
         28,180   Novellus Systems, Inc.                                                           730,144 *
         77,500   Salesforce.com, Inc.                                                           1,574,800*+
        206,038   Yahoo!, Inc.                                                                   7,456,515 *
                                                                                         -----------------
                  TOTAL COMPUTER SERVICES                                                       13,765,289
                                                                                         -----------------
                  COMPUTER SOFTWARE (3.7%)
         87,135   Agile Software Corp.                                                             744,133 *
         22,400   Navteq Corp.                                                                     902,944 *
        126,400   Opsware, Inc.                                                                    683,824*+
         81,100   Red Hat, Inc.                                                                  1,041,324*+
                                                                                         -----------------
                  TOTAL COMPUTER SOFTWARE                                                        3,372,225
                                                                                         -----------------
                  ELECTRONICS (13.4%)
         52,364   Altera Corp.                                                                   1,190,234*+
         33,900   Intersil Corp.                                                                   553,248
        122,443   Maxim Integrated Products, Inc.                                                5,386,268
        162,247   XILINX, Inc.                                                                   4,964,758 +
                                                                                         -----------------
                  TOTAL ELECTRONICS                                                             12,094,508
                                                                                         -----------------
                  ENTERTAINMENT & LEISURE (0.5%)
         11,100   DreamWorks Animation SKG, Inc.                                                   433,455 *
                                                                                         -----------------
                  HEALTHCARE (4.8%)
         38,813   Affymetrix, Inc.                                                               1,183,796*+
         22,688   Express Scripts, Inc.                                                          1,452,032*+
         37,804   Genentech, Inc.                                                                1,721,216 *
                                                                                         -----------------
                  TOTAL HEALTHCARE                                                               4,357,044
                                                                                         -----------------
                  MEDIA--BROADCASTING & PUBLISHING (10.6%)
         55,794   Cablevision Systems Corp.                                                      1,148,241*+
         13,118   Citadel Broadcasting Corp.                                                       190,867 *
         35,788   Clear Channel Communications, Inc.                                             1,195,319
         58,952   Cox Radio, Inc.                                                                  937,337 *

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                October 31, 2004

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  MEDIA--BROADCASTING & PUBLISHING (CONTINUED)
        121,694   Univision Communications, Inc.                                         $       3,767,646 *
        101,224   Westwood One, Inc.                                                             2,336,250 *
                                                                                         -----------------
                  TOTAL MEDIA--BROADCASTING & PUBLISHING                                         9,575,660
                                                                                         -----------------
                  MEDICAL SUPPLIES (1.2%)
         25,685   Digene Corp.                                                                     645,978*+
         23,755   Intralase Corp.                                                                  456,809*+
                                                                                         -----------------
                  TOTAL MEDICAL SUPPLIES                                                         1,102,787
                                                                                         -----------------
                  PHARMACEUTICALS (4.6%)
         24,200   Corgentech, Inc.                                                                 461,494*+
         19,152   Eon Labs, Inc.                                                                   471,331 *
         49,850   MGI Pharma, Inc.                                                               1,329,499*+
         44,800   Nektar Therapeutics                                                              645,568 *
         22,700   Onyx Pharmaceuticals, Inc.                                                       636,962*+
          2,035   Theravance, Inc.                                                                  34,534 *
         43,300   Vicuron Pharmaceuticals, Inc.                                                    607,066 *
                                                                                         -----------------
                  TOTAL PHARMACEUTICALS                                                          4,186,454
                                                                                         -----------------
                  RETAIL (16.0%)
         67,550   Amazon.com, Inc.                                                               2,305,481*+
         82,148   Bed, Bath & Beyond, Inc.                                                       3,350,817 *
         90,189   eBay, Inc.                                                                     8,803,348 *
                                                                                         -----------------
                  TOTAL RETAIL                                                                  14,459,646
                                                                                         -----------------
                  TELECOMMUNICATIONS (20.8%)
        189,912   CIENA Corp.                                                                      469,083 *
        129,468   EchoStar Communications Corp.                                                  4,093,778 *
        138,001   Juniper Networks, Inc.                                                         3,672,207*+
         92,200   Mindspeed Technologies, Inc.                                                     218,514 *
         75,546   Research In Motion, Ltd.                                                       6,663,157 *
         61,441   Sprint Corp. (FON Group)                                                       1,287,189
         21,690   Telephone & Data Systems, Inc.                                                 1,624,581 +
        151,151   Time Warner Telecom, Inc.                                                        773,893 *
                                                                                         -----------------
                  TOTAL TELECOMMUNICATIONS                                                      18,802,402
                                                                                         -----------------
                  TOTAL COMMON STOCK (COST: $50,360,528) (99.5%)                                89,843,583
                                                                                         -----------------

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS
----------------------------------------------------------------------------------------------------------
$       265,818   Bank of America, 1.88%, due 12/23/04                                             265,818**
        279,605   Bank of Montreal, 1.88%, due 11/24/04                                            279,605**
        265,818   Bank of Nova Scotia, 1.76%, due 11/12/04                                         265,818**
        265,818   Bear Stearns Companies, Inc., 2.01%, due 12/15/04                                265,818**
        930,363   BGI Institutional Money Market Fund, 1.801%, due 11/01/04                        930,363**
        531,636   BNP Paribas, 1.975%, due 12/27/04                                                531,636**
        664,545   Calyon, 1.8%, due 11/01/04                                                       664,545**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS                                                       VALUE
----------------------------------------------------------------------------------------------------------
$       531,636   Citigroup, Inc., 1.865%, due 12/20/04                                  $         531,636**
        265,818   Citigroup, Inc., 2.055%, due 01/25/05                                            265,818**
        797,454   Citigroup, Inc., 2.08%, due 01/28/05                                             797,454**
        531,636   Clipper Receivables Corp., 1.794%, due 11/12/04                                  531,636**
        132,909   Credit Suisse First Boston Corp., 1.826%, due 09/09/05                           132,909**
        265,818   Delaware Funding Corp., 1.853%, due 11/19/04                                     265,818**
      1,196,183   Den Danske Bank, 1.81%, due 11/15/04                                           1,196,183**
        398,727   Dreyfus Cash Management Plus Fund, 1.575%, due 11/01/04                          398,727**
        662,907   Falcon Asset Securitization Corp., 1.755%, due 11/10/04                          662,907**
        664,545   Fortis Bank, 1.77%, due 11/02/04                                                 664,545**
        132,909   Fortis Bank, 1.77%, due 11/09/04                                                 132,909**
        662,749   General Electric Capital Corp., 1.843%, due 11/22/04                             662,749**
        122,978   Investors Bank & Trust Depository Reserve, 0.75%, due 11/01/04                   122,978
        131,560   Jupiter Securitization Corp., 1.803%, due 11/15/04                               131,560**
        664,545   Jupiter Securitization Corp., 1.823%, due 11/17/04                               664,545**
        520,364   Merrill Lynch Premier Institutional Fund, 1.707%, due 11/01/04                   520,364**
        132,909   Merrimac Cash Fund-Premium Class, 1.456%, due 11/01/04                           132,909**
        531,636   Park Avenue Receivables Corp., 1.783%, due 11/01/04                              531,636**
        662,407   PREFCO, 1.813%, due 11/15/04                                                     662,407**
        398,727   Royal Bank of Canada, 1.78%, due 11/10/04                                        398,727**
        265,818   Royal Bank of Canada, 1.813%, due 11/12/04                                       265,818**
      1,541,746   Royal Bank of Scotland, 1.67%, due 11/02/04                                    1,541,746**
        265,818   Royal Bank of Scotland, 2.01%, due 01/20/05                                      265,818**
        530,595   Sheffiled Receivables Corp., 1.823%, due 11/15/04                                530,595**
        129,454   Silver Tower US Funding, 1.915%, due 12/10/04                                    129,454**
      1,406,178   Wells Fargo & Co., 1.87%, due 12/06/04                                         1,406,178**
        263,621   Yorktown Capital LLC, 1.863%, due 11/22/04                                       263,621**
                                                                                         -----------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $17,015,250) (18.8%)                      17,015,250
                                                                                         -----------------
                  TOTAL INVESTMENTS (COST: $67,375,778) (118.3%)                               106,858,833
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 18.3%)                              (16,565,488)
                                                                                         -----------------
                  NET ASSETS (100.0%)                                                    $      90,293,345
                                                                                         =================

NOTES TO THE SCHEDULE OF INVESTMENTS:
   * NON-INCOME PRODUCING.
  ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
   + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND

Investments by Industry*                                        October 31, 2004

                                                                     PERCENTAGE OF
INDUSTRY                                                              NET ASSETS
-----------------------------------------------------------------------------------
Apparel Retailers                                                         0.5%
Banking & Financial Services                                              3.9
Commercial Services                                                       4.2
Computer Services                                                        15.3
Computer Software                                                         3.7
Electronics                                                              13.4
Entertainment & Leisure                                                   0.5
Healthcare                                                                4.8
Media--Broadcasting & Publishing                                         10.6
Medical Supplies                                                          1.2
Pharmaceuticals                                                           4.6
Retail                                                                   16.0
Telecommunications                                                       20.8
Short-Term Investments                                                   18.8
                                                                        -----
    Total                                                               118.3%
                                                                        =====

*   THESE CLASSIFICATIONS ARE UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO CONVERTIBLE SECURITIES FUND

Schedule of Investments

  PRINCIPAL
    AMOUNT        FIXED INCOME SECURITIES                                                      VALUE
----------------------------------------------------------------------------------------------------------
                  AUTOMOTIVE (1.0% OF NET ASSETS)
$       130,000   Wabash National Corp., (144A), 3.25%, due 08/01/08                     $         190,775 *
                                                                                         -----------------
                  BANKING & FINANCIAL SERVICES (4.8%)
        350,000   Bear Stearns Co., Inc., Exchangeable Fifth Third Bancorp, 0.25%,
                    due 05/12/10                                                                   330,797
        325,000   Legg Mason, Inc., 0%, due 06/06/31                                               241,312
        265,000   Silicon Valley Bancshares, (144A), 0%, due 06/15/08                              335,556 *
                                                                                         -----------------
                  TOTAL BANKING & FINANCIAL SERVICES                                               907,665
                                                                                         -----------------
                  COMMERCIAL SERVICES (2.0%)
         75,000   Celgene Corp., 1.75%, due 06/01/08                                               103,500 +
        420,000   Manpower, Inc., 0%, due 08/17/21                                                 274,050
                                                                                         -----------------
                  TOTAL COMMERCIAL SERVICES                                                        377,550
                                                                                         -----------------
                  COMMUNICATIONS (1.7%)
         10,000   Comverse Technology, Inc., 0%, due 05/15/23                                       12,910
        245,000   Comverse Technology, Inc., (144A), 0%, due 05/15/23                              316,295 *
                                                                                         -----------------
                  TOTAL COMMUNICATIONS                                                             329,205
                                                                                         -----------------
                  COMPUTER SERVICES (10.1%)
         30,000   Computer Associates International, Inc., 1.625%, due 12/15/09                     45,375 +
        265,000   Computer Associates International, Inc., (144A), 1.625%,
                    due 12/15/09                                                                   400,812 *
        210,000   CSG Systems International, Inc., (144A), 2.5%, due 06/15/24                      204,225 *
        105,000   Digital River, Inc., (144A), 1.25%, due 01/01/24                                 111,956 *
        135,000   Juniper Networks, Inc., 0%, due 06/15/08                                         199,125
        305,000   Micron Technology, Inc., (144A), 2.5%, due 02/01/10                              366,381*+
        350,000   Morgan Stanley, Exchangeable Cisco Systems, Inc., 0.25%,
                    due 05/15/10                                                                   366,187
        130,000   Yahoo!, Inc., (144A), 0%, due 04/01/08                                           239,362*+
                                                                                         -----------------
                  TOTAL COMPUTER SERVICES                                                        1,933,423
                                                                                         -----------------
                  COMPUTER SOFTWARE (2.7%)
        180,000   DST Systems, Inc., (144A), 4.125%, due 08/15/23                                  216,900 *
         90,000   International Game Technology, 0%, due 01/29/33                                   67,163
        310,000   International Game Technology, (144A), 0%, due 01/29/33                          231,338 *
                                                                                         -----------------
                  TOTAL COMPUTER SOFTWARE                                                          515,401
                                                                                         -----------------
                  ELECTRIC UTILITIES (0.6%)
        205,000   Calpine Corp., (144A), 4.75%, due 11/15/23                                       122,231*+
                                                                                         -----------------
                  ELECTRONICS (6.8%)
        330,000   Agere Systems, Inc., 6.5%, due 12/15/09                                          338,663 +
        185,000   Eastman Kodak Co., (144A), 3.375%, due 10/15/33                                  223,156*+
        675,000   Lehman Brothers Holdings, Inc., 0.25%, due 08/27/10                              637,875 ^
        115,000   Solectron Corp., (144A), 0.5%, due 02/15/34                                       97,894 *
                                                                                         -----------------
                  TOTAL ELECTRONICS                                                              1,297,588
                                                                                         -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                October 31, 2004

  PRINCIPAL
    AMOUNT        FIXED INCOME SECURITIES                                                      VALUE
----------------------------------------------------------------------------------------------------------
                  ENERGY & OIL SERVICES (1.1%)
$       190,000   Schlumberger, Ltd., Series B, 2.125%, due 06/01/23                     $         201,163 +
                                                                                         -----------------
                  ENTERTAINMENT & LEISURE (1.5%)
        345,000   Carnival Corp., 1.132%, due 04/29/33                                             277,277
                                                                                         -----------------
                  HEALTHCARE (2.1%)
        700,000   Universal Health Services, Inc., 0.426%, due 06/23/20                            398,125
                                                                                         -----------------
                  INDUSTRIAL--DIVERSIFIED (5.3%)
        285,000   Tyco International Group SA, (144A), 2.75%, due 01/15/18                         402,206 *
        400,000   Tyco International Group SA, (144A), 3.125%, due 01/15/23                        600,500 *
                                                                                         -----------------
                  TOTAL INDUSTRIAL--DIVERSIFIED                                                  1,002,706
                                                                                         -----------------
                  LODGING (0.7%)
        120,000   Hilton Hotels Corp., 3.375%, due 04/15/23                                        135,000
                                                                                         -----------------
                  MEDIA--BROADCASTING & PUBLISHING (3.2%)
        325,000   Liberty Media Corp., (144A), 0.75%, due 03/30/23                                 353,438 *
         70,000   Liberty Media Corp., Exchangeable Time Warner Inc., 0.75%,
                    due 03/30/23                                                                    76,125
        195,000   Liberty Media Corp., Exchangeable Viacom Inc., Class B, 3.25%,
                    due 03/15/31                                                                   181,594 +
                                                                                         -----------------
                  TOTAL MEDIA--BROADCASTING & PUBLISHING                                           611,157
                                                                                         -----------------
                  MEDICAL SUPPLIES (6.9%)
        470,000   Alza Corp., Exchangeable Johnson & Johnson, Inc., 0%, due 07/28/20               377,175
        270,000   Cooper Companies, Inc., (144A), 2.625%, due 07/01/23                             454,950 *
        400,000   Fisher Scientific International, Inc., 3.25%, due 03/01/24                       431,500 +
         95,000   Thoratec Corp., (144A), 1.38%, due 05/16/34                                       45,125 *
                                                                                         -----------------
                  TOTAL MEDICAL SUPPLIES                                                         1,308,750
                                                                                         -----------------
                  OIL & GAS (4.8%)
        100,000   McMoRan Exploration Co., (144A), 5.25%, due 10/06/11                             113,125*+
        195,000   McMoRan Exploration Co., (144A), 6%, due 07/02/08                                245,213 *
        165,000   Pride International, Inc., 2.5%, due 03/01/07                                    195,731
          5,000   Pride International, Inc., (144A), 2.5%, due 03/01/07                              5,931 *
        150,000   Pride International, Inc., (144A), 3.25%, due 05/01/33                           158,625*+
        205,000   Willbros Group, Inc., (144A), 2.75%, due 03/15/24                                204,231 *
                                                                                         -----------------
                  TOTAL OIL & GAS                                                                  922,856
                                                                                         -----------------
                  PHARMACEUTICALS (7.0%)
        210,000   Axcan Pharma, Inc., (144A), 4.25%, due 04/15/08                                  275,100 *
         60,000   Cell Genesys Inc., (144A), 3.125%, due 11/01/11                                   59,775*+
        140,000   DeCode Genetics, Inc., (144A), 3.5%, due 04/15/11                                123,025 *
        160,000   Gilead Sciences, Inc., 2%, due 12/15/07                                          240,200
        220,000   Medarex, Inc., (144A), 2.25%, due 05/15/11                                       193,600*+
        135,000   MGI Pharma, Inc., (144A), 2.25%, due 03/02/24                                    108,169*+
         60,000   Teva Pharmaceutical Finance II LLC, Series A, 0.5%, due 02/01/24                  57,300

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
    AMOUNT        FIXED INCOME SECURITIES                                                      VALUE
----------------------------------------------------------------------------------------------------------
                  PHARMACEUTICALS (CONTINUED)
$        60,000   Teva Pharmaceutical Finance II LLC, Series B, 0.25%, due 02/01/24      $          57,900 +
        175,000   Teva Pharmaceutical Industries, Ltd., (144A), 0.375%, due 11/15/22               224,219 *
                                                                                         -----------------
                  TOTAL PHARMACEUTICALS                                                          1,339,288
                                                                                         -----------------
                  RETAIL (2.5%)
        260,000   Costco Companies, Inc., 0%, due 08/19/17                                         282,425
        150,000   The Gap, Inc., 5.75%, due 03/15/09                                               191,250
                                                                                         -----------------
                  TOTAL RETAIL                                                                     473,675
                                                                                         -----------------
                  TRANSPORTATION (0.4%)
         95,000   Northwest Airlines Corp., (144A), 6.625%, due 05/15/23                            74,889*+
                                                                                         -----------------
                  TOTAL FIXED INCOME SECURITIES (COST: $11,467,228) (65.2%)                     12,418,724
                                                                                         -----------------

  NUMBER OF
   SHARES         EQUITY SECURITIES
----------------------------------------------------------------------------------------------------------
                  CONVERTIBLE PREFERRED STOCK
                  AUTOMOTIVE (3.3%)
          8,935   Ford Motor Co. Capital Trust II, $3.25                                           450,101
          7,530   General Motors Corp., $1.3125                                                    175,524
                                                                                         -----------------
                  TOTAL AUTOMOTIVE                                                                 625,625
                                                                                         -----------------
                  BANKING & FINANCIAL SERVICES (4.9%)
          6,325   Household International, Inc., Exchangeable HSBC
                    Holdings PLC, $2.219                                                           279,881
          2,500   Lehman Brothers Holdings, Inc., $4.00                                             62,813**
          2,565   Sovereign Capital Trust IV, $2.1875                                              121,517
          2,225   State Street Corp., $13.50                                                       462,800
                                                                                         -----------------
                  TOTAL BANKING & FINANCIAL SERVICES                                               927,011
                                                                                         -----------------
                  COMMERCIAL SERVICES (2.9%)
         20,280   Solectron Corp., $1.8125                                                         278,850
          2,155   Xerox Corp., $6.25                                                               285,268
                                                                                         -----------------
                  TOTAL COMMERCIAL SERVICES                                                        564,118
                                                                                         -----------------
                  ELECTRIC UTILITIES (0.3%)
          1,800   Aquila, Inc., $1.688                                                              55,350**+
                                                                                         -----------------
                  HEALTHCARE (2.2%)
          5,180   Baxter International, Inc., $3.50                                                268,065 +
          3,100   Omnicare, Inc., $2.00                                                            145,111
                                                                                         -----------------
                  TOTAL HEALTHCARE                                                                 413,176
                                                                                         -----------------
                  INSURANCE (5.3%)
         11,265   Chubb Corp., $1.75                                                               312,829
          3,800   Hartford Financial Services Group, Inc., $3.50                                   218,500
          6,480   Phoenix Companies, Inc., Exchangeable Hilb, Rogal and
                    Hamilton Co., $2.667                                                           210,600
          4,445   The St. Paul Companies, Inc., $4.50                                              272,612
                                                                                         -----------------
                  TOTAL INSURANCE                                                                1,014,541
                                                                                         -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   NUMBER OF
    SHARES        EQUITY SECURITIES                                                            VALUE
----------------------------------------------------------------------------------------------------------
                  MEDIA--BROADCASTING & PUBLISHING (3.0%)
          5,850   Equity Securities Trust, Exchangeable Cablevision Systems
                    Corp., $1.406                                                        $         130,894
          7,250   Equity Securities Trust, Exchangeable Cablevision Systems
                    Corp., $2.343                                                                  149,531
            285   Radio One, Inc., $65.00                                                          287,850
                                                                                         -----------------
                  TOTAL MEDIA--BROADCASTING & PUBLISHING                                           568,275
                                                                                         -----------------
                  OIL & GAS (1.9%)
            225   Chesapeake Energy Corp., (144A), $41.25                                          256,781
          1,940   Unocal Corp., $3.125                                                             102,044
                                                                                         -----------------
                  TOTAL OIL & GAS                                                                  358,825
                                                                                         -----------------
                  PAPER & FOREST PRODUCTS (1.0%)
          4,280   Boise Cascade Corp., $3.75                                                       200,732
                                                                                         -----------------
                  TELECOMMUNICATIONS (3.1%)
          6,045   Alltel Corp., $3.875                                                             302,673
          5,665   Motorola, Inc., $3.50                                                            283,958
                                                                                         -----------------
                  TOTAL TELECOMMUNICATIONS                                                         586,631
                                                                                         -----------------
                  TOTAL CONVERTIBLE PREFERRED STOCK (COST: $4,548,694) (27.9%)                   5,314,284
                                                                                         -----------------
                  COMMON STOCK

                  BANKING & FINANCIAL SERVICES (1.8%)
         26,160   E*TRADE Group, Inc.                                                              337,464**
                                                                                         -----------------
                  ENTERTAINMENT & LEISURE (2.1%)
         16,393   The Walt Disney Co.                                                              413,431 +
                                                                                         -----------------
                  PHARMACEUTICALS (1.5%)
         10,818   Teva Pharmaceutical Industries, Limited, (ADR)                                   281,268 +
                                                                                         -----------------
                  TOTAL COMMON STOCK (COST: $877,865) (5.4%)                                     1,032,163
                                                                                         -----------------
                  TOTAL EQUITY SECURITIES (COST: $5,426,559) (33.3%)                             6,346,447
                                                                                         -----------------

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS
----------------------------------------------------------------------------------------------------------
$        67,092   Bank of America, 1.88%, due 12/23/04                                              67,092***
         70,572   Bank of Montreal, 1.88%, due 11/24/04                                             70,572***
         67,092   Bank of Nova Scotia, 1.76%, due 11/12/04                                          67,092***
         67,092   Bear Stearns Companies, Inc., 2.01%, due 12/15/04                                 67,092***
        234,823   BGI Institutional Money Market Fund, 1.801%, due 11/01/04                        234,823***
        134,184   BNP Paribas, 1.975%, due 12/27/04                                                134,184***
        167,730   Calyon, 1.8%, due 11/01/04                                                       167,730***
        134,184   Citigroup, Inc., 1.865%, due 12/20/04                                            134,184***
         67,092   Citigroup, Inc., 2.055%, due 01/25/05                                             67,092***
        201,277   Citigroup, Inc., 2.08%, due 01/28/05                                             201,277***
        134,184   Clipper Receivables Corp., 1.794%, due 11/12/04                                  134,184***

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS                                                       VALUE
----------------------------------------------------------------------------------------------------------
$        33,546   Credit Suisse First Boston Corp., 1.826%, due 09/09/05                 $          33,546***
         67,092   Delaware Funding Corp., 1.853%, due 11/19/04                                      67,092***
        301,915   Den Danske Bank, 1.81%, due 11/15/04                                             301,915***
        100,638   Dreyfus Cash Management Plus Fund, 1.575%, due 11/01/04                          100,638***
        167,317   Falcon Asset Securitization Corp., 1.755%, due 11/10/04                          167,317***
        167,731   Fortis Bank, 1.77%, due 11/02/04                                                 167,731***
         33,546   Fortis Bank, 1.77%, due 11/09/04                                                  33,546***
        167,278   General Electric Capital Corp., 1.843%, due 11/22/04                             167,278***
        211,766   Investors Bank & Trust Depository Reserve, 0.75%, due 11/01/04                   211,766
         33,206   Jupiter Securitization Corp., 1.803%, due 11/15/04                                33,206***
        167,731   Jupiter Securitization Corp., 1.823%, due 11/17/04                               167,731***
        131,339   Merrill Lynch Premier Institutional Fund, 1.707%, due 11/01/04                   131,339***
         33,546   Merrimac Cash Fund-Premium Class, 1.456%, due 11/01/04                            33,546***
        134,184   Park Avenue Receivables Corp., 1.783%, due 11/01/04                              134,184***
        167,191   PREFCO, 1.813%, due 11/15/04                                                     167,191***
        100,638   Royal Bank of Canada, 1.78%, due 11/10/04                                        100,638***
         67,092   Royal Bank of Canada, 1.813%, due 11/12/04                                        67,092***
        389,135   Royal Bank of Scotland, 1.67%, due 11/02/04                                      389,135***
         67,092   Royal Bank of Scotland, 2.01%, due 01/20/05                                       67,092***
        133,921   Sheffiled Receivables Corp., 1.823%, due 11/15/04                                133,921***
         32,674   Silver Tower US Funding, 1.915%, due 12/10/04                                     32,674***
        354,918   Wells Fargo & Co., 1.87%, due 12/06/04                                           354,918***
         66,538   Yorktown Capital LLC, 1.863%, due 11/22/04                                        66,538***
                                                                                         -----------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $4,475,356) (23.5%)                        4,475,356
                                                                                         -----------------
                  TOTAL INVESTMENTS (COST: $21,369,143) (122.0%)                                23,240,527
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 22.0%)                               (4,190,014)
                                                                                         -----------------
                  NET ASSETS (100.0%)                                                    $      19,050,513
                                                                                         =================

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD
      IN U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL
      GAINS.
    * SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT OCTOBER 31, 2004, THE VALUE OF THESE SECURITIES AMOUNTED TO $6,699,002 OR 35.16% OF NET ASSETS.
   ** NON-INCOME PRODUCING.
  *** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
    + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).
    ^ SECURITY CONVERTIBLE INTO A BASKET OF FOUR TECHNOLOGY COMPANIES: APPLIED
      MATERIALS, INC., XILINX, INC., TEXAS INSTRUMENTS, INC., AND MAXIM INTEGRATED PRODUCTS, INC.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO CONVERTIBLE SECURITIES FUND

Investments by Industry*                                        October 31, 2004

                                                                     PERCENTAGE OF
INDUSTRY                                                              NET ASSETS
-----------------------------------------------------------------------------------
Automotive                                                                4.3%
Banking & Financial Services                                             11.5
Commercial Services                                                       4.9
Communications                                                            1.7
Computer Services                                                        10.1
Computer Software                                                         2.7
Electric Utilities                                                        0.9
Electronics                                                               6.8
Energy & Oil Services                                                     1.1
Entertainment & Leisure                                                   3.6
Healthcare                                                                4.3
Industrial--Diversified                                                   5.3
Insurance                                                                 5.3
Lodging                                                                   0.7
Media--Broadcasting & Publishing                                          6.2
Medical Supplies                                                          6.9
Oil & Gas                                                                 6.7
Paper & Forest Products                                                   1.0
Pharmaceuticals                                                           8.5
Retail                                                                    2.5
Telecommunications                                                        3.1
Transportation                                                            0.4
Short-Term Investments                                                   23.5
                                                                        -----
    Total                                                               122.0%
                                                                        =====

*  THESE CLASSIFICATIONS ARE UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO DIVERSIFIED VALUE FUND

Schedule of Investments

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  AEROSPACE/DEFENSE (10.6% OF NET ASSETS)
         27,650   Boeing Co.                                                             $       1,379,735
         37,009   Honeywell International, Inc.                                                  1,246,463
         16,900   Textron, Inc.                                                                  1,151,735
          9,300   United Technologies Corp.                                                        863,226
                                                                                         -----------------
                  TOTAL AEROSPACE/DEFENSE                                                        4,641,159
                                                                                         -----------------
                  AUTOMOTIVE (1.0%)
         11,250   General Motors Corp.                                                             433,687
                                                                                         -----------------
                  BANKING & FINANCIAL SERVICES (9.3%)
         21,150   American Express Co.                                                           1,122,430
         45,818   J.P. Morgan Chase & Co., Inc.                                                  1,768,575
         22,000   Merrill Lynch & Company, Inc.                                                  1,186,680
                                                                                         -----------------
                  TOTAL BANKING & FINANCIAL SERVICES                                             4,077,685
                                                                                         -----------------
                  BEVERAGES, FOOD & TOBACCO (3.6%)
         18,500   Flowers Foods, Inc.                                                              469,160
         33,200   Kraft Foods, Inc., Class A                                                     1,105,892
                                                                                         -----------------
                  TOTAL BEVERAGES, FOOD & TOBACCO                                                1,575,052
                                                                                         -----------------
                  CHEMICALS (1.3%)
          8,200   Potash Corp. of Saskatchewan, Inc.                                               547,678
                                                                                         -----------------
                  COMMUNICATIONS (2.5%)
         31,400   Sony Corp. (ADR)                                                               1,094,290
                                                                                         -----------------
                  COMPUTER SERVICES (7.5%)
         30,350   Computer Associates International, Inc.                                          840,998
         63,457   Hewlett-Packard Co.                                                            1,184,108
          6,500   International Business Machines Corp.                                            583,375
        125,700   Solectron Corp.                                                                  656,154 *
                                                                                         -----------------
                  TOTAL COMPUTER SERVICES                                                        3,264,635
                                                                                         -----------------
                  COMPUTER SOFTWARE (1.2%)
         18,300   Microsoft Corp.                                                                  512,217
                                                                                         -----------------
                  ELECTRONICS (3.6%)
         81,600   Advanced Micro Devices, Inc.                                                   1,372,512 *
         13,400   Intersil Corp.                                                                   218,688
                                                                                         -----------------
                  TOTAL ELECTRONICS                                                              1,591,200
                                                                                         -----------------
                  ENERGY & OIL SERVICES (4.8%)
         23,250   Halliburton Co.                                                                  861,180
         35,700   Transocean, Inc.                                                               1,258,425 *
                                                                                         -----------------
                  TOTAL ENERGY & OIL SERVICES                                                    2,119,605
                                                                                         -----------------
                  ENTERTAINMENT & LEISURE (5.3%)
         71,000   Mattel, Inc.                                                                   1,243,210
         43,350   The Walt Disney Co.                                                            1,093,287
                                                                                         -----------------
                  TOTAL ENTERTAINMENT & LEISURE                                                  2,336,497
                                                                                         -----------------
                  HEALTHCARE (1.5%)
         17,800   HCA, Inc.                                                                        653,794
                                                                                         -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                October 31, 2004

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  INSURANCE (9.1%)
         17,900   Allstate Corp.                                                         $         860,811
         24,850   American International Group, Inc.                                             1,508,643
          7,700   Chubb Corp.                                                                      555,401
         31,100   Medco Health Solutions, Inc.                                                   1,054,601 *
                                                                                         -----------------
                  TOTAL INSURANCE                                                                3,979,456
                                                                                         -----------------
                  MEDIA--BROADCASTING & PUBLISHING (5.5%)
         14,700   Comcast Corp., Class A                                                           433,650 *
         54,400   Readers Digest Association, Inc.                                                 765,952
         73,550   Time Warner, Inc.                                                              1,223,872 *
                                                                                         -----------------
                  TOTAL MEDIA--BROADCASTING & PUBLISHING                                         2,423,474
                                                                                         -----------------
                  MEDICAL SUPPLIES (3.0%)
         24,750   Becton Dickinson & Co.                                                         1,299,375
                                                                                         -----------------
                  OIL & GAS (1.8%)
          9,222   ConocoPhillips                                                                   777,507
                                                                                         -----------------
                  PAPER & FOREST PRODUCTS (4.9%)
         17,450   Kimberly-Clark Corp.                                                           1,041,241
         35,700   MeadWestvaco Corp.                                                             1,125,621
                                                                                         -----------------
                  TOTAL PAPER & FOREST PRODUCTS                                                  2,166,862
                                                                                         -----------------
                  RETAIL (4.7%)
         15,050   J.C. Penney Co., Inc.                                                            520,580
         12,500   Sears Roebuck & Co.                                                              437,500
         60,750   Toys 'R' Us, Inc.                                                              1,094,108 *
                                                                                         -----------------
                  TOTAL RETAIL                                                                   2,052,188
                                                                                         -----------------
                  TELECOMMUNICATIONS (1.0%)
        128,300   Qwest Communications International, Inc.                                         438,786 *
                                                                                         -----------------
                  TRANSPORTATION (5.8%)
         30,300   CNF, Inc.                                                                      1,326,534
         33,800   CSX Corp.                                                                      1,233,700
                                                                                         -----------------
                  TOTAL TRANSPORTATION                                                           2,560,234
                                                                                         -----------------
                  UTILITIES (1.7%)
         23,250   American Electric Power Company, Inc.                                            765,623
                                                                                         -----------------
                  TOTAL COMMON STOCK (COST: $36,255,970) (89.7%)                                39,311,004
                                                                                         -----------------

   PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS (COST: $2,978,492) (6.8%)
----------------------------------------------------------------------------------------------------------
$     2,978,492   Investors Bank & Trust Depository Reserve, 0.75%, due 11/01/04                 2,978,492
                                                                                         -----------------
                  TOTAL INVESTMENTS (COST: $39,234,462) (96.5%)                                 42,289,496
                  EXCESS OF OTHER ASSETS OVER LIABILITIES (3.5%)                                 1,532,772
                                                                                         -----------------
                  NET ASSETS (100.0%)                                                    $      43,822,268
                                                                                         =================

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD
      IN U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL
      GAINS.
    * NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO DIVERSIFIED VALUE FUND

Investments by Industry*

                                                                     PERCENTAGE OF
INDUSTRY                                                              NET ASSETS
-----------------------------------------------------------------------------------
Aerospace/Defense                                                       10.6%
Automotive                                                               1.0
Banking & Financial Services                                             9.3
Beverages, Food & Tobacco                                                3.6
Chemicals                                                                1.3
Communications                                                           2.5
Computer Services                                                        7.5
Computer Software                                                        1.2
Electronics                                                              3.6
Energy & Oil Services                                                    4.8
Entertainment & Leisure                                                  5.3
Healthcare                                                               1.5
Insurance                                                                9.1
Media--Broadcasting & Publishing                                         5.5
Medical Supplies                                                         3.0
Oil & Gas                                                                1.8
Paper & Forest Products                                                  4.9
Retail                                                                   4.7
Telecommunications                                                       1.0
Transportation                                                           5.8
Utilities                                                                1.7
Short-Term Investments                                                   6.8
                                                                        ----
    Total                                                               96.5%
                                                                        ====

*  THESE CLASSIFICATIONS ARE UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO DIVIDEND FOCUSED FUND

Schedule of Investments                                         October 31, 2004

   NUMBER OF
    SHARES        EQUITY SECURITIES                                                            VALUE
----------------------------------------------------------------------------------------------------------
                  COMMON STOCK

                  AEROSPACE/DEFENSE (8.0% OF NET ASSETS)
        112,900   Boeing Co.                                                             $       5,633,710
        186,200   Honeywell International, Inc.                                                  6,271,216
         76,700   Textron, Inc.                                                                  5,227,105
                                                                                         -----------------
                  TOTAL AEROSPACE/DEFENSE                                                       17,132,031
                                                                                         -----------------
                  AUTOMOTIVE (2.5%)
        139,500   General Motors Corp.                                                           5,377,725 +
                                                                                         -----------------
                  BANKING & FINANCIAL SERVICES (10.3%)
         94,830   Bank of America Corp.                                                          4,247,436
         69,900   Citigroup, Inc.                                                                3,101,463
        211,400   Friedman, Billings, Ramsey Group, Inc.                                         3,623,396
        174,100   J.P. Morgan Chase & Co., Inc.                                                  6,720,260
         79,600   Merrill Lynch & Company, Inc.                                                  4,293,624
                                                                                         -----------------
                  TOTAL BANKING & FINANCIAL SERVICES                                            21,986,179
                                                                                         -----------------
                  BEVERAGES, FOOD & TOBACCO (6.1%)
         88,200   Flowers Foods, Inc.                                                            2,236,752
        154,600   Kraft Foods, Inc., Class A                                                     5,149,726 +
        243,100   Sara Lee Corp.                                                                 5,659,368 +
                                                                                         -----------------
                  TOTAL BEVERAGES, FOOD & TOBACCO                                               13,045,846
                                                                                         -----------------
                  CHEMICALS (3.6%)
         51,300   Air Products & Chemicals, Inc.                                                 2,728,134
         52,000   Dow Chemical Co.                                                               2,336,880
         40,200   Potash Corp. of Saskatchewan, Inc.                                             2,684,958
                                                                                         -----------------
                  TOTAL CHEMICALS                                                                7,749,972
                                                                                         -----------------
                  COMMUNICATIONS (1.3%)
         80,000   Sony Corp. (ADR)                                                               2,788,000
                                                                                         -----------------
                  COMPUTER SERVICES (5.1%)
        132,300   Computer Associates International, Inc.                                        3,666,033 +
        272,500   Hewlett-Packard Co.                                                            5,084,850
         23,500   International Business Machines Corp.                                          2,109,125
                                                                                         -----------------
                  TOTAL COMPUTER SERVICES                                                       10,860,008
                                                                                         -----------------
                  COMPUTER SOFTWARE (3.3%)
        250,500   Microsoft Corp.                                                                7,011,495
                                                                                         -----------------
                  ELECTRONICS (3.2%)
        411,700   Advanced Micro Devices, Inc.                                                   6,924,794*+
                                                                                         -----------------
                  ENERGY & OIL SERVICES (1.9%)
        109,100   Halliburton Co.                                                                4,041,064 +
                                                                                         -----------------
                  ENTERTAINMENT & LEISURE (4.8%)
        336,200   Mattel, Inc.                                                                   5,886,862
        177,100   The Walt Disney Co.                                                            4,466,462
                                                                                         -----------------
                  TOTAL ENTERTAINMENT & LEISURE                                                 10,353,324
                                                                                         -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   NUMBER OF
    SHARES        EQUITY SECURITIES                                                            VALUE
----------------------------------------------------------------------------------------------------------
                  FOODS, HOTELS & RESTAURANTS (1.7%)
        126,600   McDonald's Corp.                                                       $       3,690,390
                                                                                         -----------------
                  HEALTHCARE (2.0%)
        116,500   HCA, Inc.                                                                      4,279,045
                                                                                         -----------------
                  INSURANCE (8.8%)
         73,200   American International Group, Inc.                                             4,443,972
         55,200   Chubb Corp.                                                                    3,981,576
        120,300   Safeco Corp.                                                                   5,562,672
        144,500   The St. Paul Travelers Companies, Inc.                                         4,907,220
                                                                                         -----------------
                  TOTAL INSURANCE                                                               18,895,440
                                                                                         -----------------
                  OIL & GAS (1.9%)
         47,500   ConocoPhillips                                                                 4,004,725
                                                                                         -----------------
                  PAPER & FOREST PRODUCTS (5.0%)
         89,500   Kimberly-Clark Corp.                                                           5,340,465
        174,000   MeadWestvaco Corp.                                                             5,486,220
                                                                                         -----------------
                  TOTAL PAPER & FOREST PRODUCTS                                                 10,826,685
                                                                                         -----------------
                  REAL ESTATE (3.3%)
        308,000   American Financial Realty Trust (REIT)                                         4,527,600
        162,800   Crescent Real Estate Equities Co. (REIT)                                       2,606,428
                                                                                         -----------------
                  TOTAL REAL ESTATE                                                              7,134,028
                                                                                         -----------------
                  RETAIL (6.3%)
         96,500   J.C. Penney Co., Inc.                                                          3,337,935
        233,200   May Department Stores Co.                                                      6,077,192
        119,500   Sears Roebuck & Co.                                                            4,182,500 +
                                                                                         -----------------
                  TOTAL RETAIL                                                                  13,597,627
                                                                                         -----------------
                  TELECOMMUNICATIONS (2.3%)
        322,500   Nokia Oyj (ADR)                                                                4,972,950
                                                                                         -----------------
                  TRANSPORTATION (5.1%)
        104,200   CNF, Inc.                                                                      4,561,876
        172,200   CSX Corp.                                                                      6,285,300 +
                                                                                         -----------------
                  TOTAL TRANSPORTATION                                                          10,847,176
                                                                                         -----------------
                  UTILITIES (2.5%)
        165,700   American Electric Power Company, Inc.                                          5,456,501
                                                                                         -----------------
                  TOTAL COMMON STOCK (COST: $178,762,497) (89.0%)                              190,975,005
                                                                                         -----------------
                  CONVERTIBLE PREFERRED STOCK (COST: $4,613,127) (2.3%)

                  TELECOMMUNICATIONS (2.3%)
         88,800   Alltel Corp., $3.875                                                           4,877,784
                                                                                         -----------------
                  TOTAL EQUITY SECURITIES (COST: $183,375,624) (91.3%)                         195,852,789
                                                                                         -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS                                                       VALUE
----------------------------------------------------------------------------------------------------------
$       497,418   Bank of America, 1.88%, due 12/23/04                                   $         497,418**
        523,218   Bank of Montreal, 1.88%, due 11/24/04                                            523,218**
        497,418   Bank of Nova Scotia, 1.76%, due 11/12/04                                         497,418**
        497,418   Bear Stearns Companies, Inc., 2.01%, due 12/15/04                                497,418**
      1,740,964   BGI Institutional Money Market Fund, 1.801%, due 11/01/04                      1,740,964**
        994,837   BNP Paribas, 1.975%, due 12/27/04                                                994,837**
      1,243,546   Calyon, 1.8%, due 11/01/04                                                     1,243,546**
        994,837   Citigroup, Inc., 1.865%, due 12/20/04                                            994,837**
        497,418   Citigroup, Inc., 2.055%, due 01/25/05                                            497,418**
      1,492,255   Citigroup, Inc., 2.08%, due 01/28/05                                           1,492,255**
        994,837   Clipper Receivables Corp., 1.794%, due 11/12/04                                  994,837**
        248,709   Credit Suisse First Boston Corp., 1.826%, due 09/09/05                           248,709**
        497,418   Delaware Funding Corp., 1.853%, due 11/19/04                                     497,418**
      2,238,382   Den Danske Bank, 1.81%, due 11/15/04                                           2,238,382**
        746,128   Dreyfus Cash Management Plus Fund, 1.575%, due 11/01/04                          746,128**
      1,240,481   Falcon Asset Securitization Corp., 1.755%, due 11/10/04                        1,240,481**
      1,243,546   Fortis Bank, 1.77%, due 11/02/04                                               1,243,546**
        248,709   Fortis Bank, 1.77%, due 11/09/04                                                 248,709**
      1,240,185   General Electric Capital Corp., 1.843%, due 11/22/04                           1,240,185**
     15,099,169   Investors Bank & Trust Depository Reserve, 0.75%, due 11/01/04                15,099,169
        246,185   Jupiter Securitization Corp., 1.803%, due 11/15/04                               246,185**
      1,243,546   Jupiter Securitization Corp., 1.823%, due 11/17/04                             1,243,546**
        973,744   Merrill Lynch Premier Institutional Fund, 1.707%, due 11/01/04                   973,744**
        248,709   Merrimac Cash Fund-Premium Class, 1.456%, due 11/01/04                           248,709**
        994,837   Park Avenue Receivables Corp., 1.783%, due 11/01/04                              994,837**
      1,239,544   PREFCO, 1.813%, due 11/15/04                                                   1,239,544**
        746,128   Royal Bank of Canada, 1.78%, due 11/10/04                                        746,128**
        497,418   Royal Bank of Canada, 1.813%, due 11/12/04                                       497,418**
      2,885,026   Royal Bank of Scotland, 1.67%, due 11/02/04                                    2,885,026**
        497,418   Royal Bank of Scotland, 2.01%, due 01/20/05                                      497,418**
        992,888   Sheffiled Receivables Corp., 1.823%, due 11/15/04                                992,888**
        242,243   Silver Tower US Funding, 1.915%, due 12/10/04                                    242,243**
      2,631,343   Wells Fargo & Co., 1.87%, due 12/06/04                                         2,631,343**
        493,306   Yorktown Capital LLC, 1.863%, due 11/22/04                                       493,306**
                                                                                         -----------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $46,709,228) (21.8%)                      46,709,228
                                                                                         -----------------
                  TOTAL INVESTMENTS (COST: $230,084,852) (113.1%)                              242,562,017
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 13.1%)                              (28,068,710)
                                                                                         -----------------
                  NET ASSETS (100.0%)                                                    $     214,493,307
                                                                                         =================

NOTES TO THE SCHEDULE OF INVESTMENTS:
 ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD
       IN U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL
       GAINS.
REIT - REAL ESTATE INVESTMENT TRUST
     * NON-INCOME PRODUCING.
    ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
     + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO DIVIDEND FOCUSED FUND

Investments by Industry*

                                                                     PERCENTAGE OF
INDUSTRY                                                              NET ASSETS
-----------------------------------------------------------------------------------
Aerospace/Defense                                                         8.0%
Automotive                                                                2.5
Banking & Financial Services                                             10.3
Beverages, Food & Tobacco                                                 6.1
Chemicals                                                                 3.6
Communications                                                            1.3
Computer Services                                                         5.1
Computer Software                                                         3.3
Electronics                                                               3.2
Energy & Oil Services                                                     1.9
Entertainment & Leisure                                                   4.8
Foods, Hotels & Restaurants                                               1.7
Healthcare                                                                2.0
Insurance                                                                 8.8
Oil & Gas                                                                 1.9
Paper & Forest Products                                                   5.0
Real Estate                                                               3.3
Retail                                                                    6.3
Telecommunications                                                        4.6
Transportation                                                            5.1
Utilities                                                                 2.5
Short-Term Investments                                                   21.8
                                                                        -----
    Total                                                               113.1%
                                                                        =====

*   THESE CLASSIFICATIONS ARE UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO FOCUSED LARGE CAP VALUE FUND

Schedule of Investments                                         October 31, 2004

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  AEROSPACE/DEFENSE (1.8% OF NET ASSETS)
            335   General Dynamics Corp.                                                 $          34,210
                                                                                         -----------------
                  BANKING & FINANCIAL SERVICES (13.2%)
          2,000   Citigroup, Inc.                                                                   88,740
          1,425   H&R Block, Inc.                                                                   67,759
          1,250   J.P. Morgan Chase & Co., Inc.                                                     48,250
          1,055   Morgan Stanley                                                                    53,900
                                                                                         -----------------
                  TOTAL BANKING & FINANCIAL SERVICES                                               258,649
                                                                                         -----------------
                  CHEMICALS (4.4%)
          1,610   Air Products & Chemicals, Inc.                                                    85,620
                                                                                         -----------------
                  COMMERCIAL SERVICES (4.1%)
          2,345   Ecolab, Inc.                                                                      79,378
                                                                                         -----------------
                  COMPUTER SERVICES (1.8%)
            990   Dell, Inc.                                                                        34,709 *
                                                                                         -----------------
                  COMPUTER SOFTWARE (5.7%)
          5,380   Oracle Corp.                                                                      68,111 *
          4,455   Siebel Systems, Inc.                                                              42,322 *
                                                                                         -----------------
                  TOTAL COMPUTER SOFTWARE                                                          110,433
                                                                                         -----------------
                  ELECTRICAL EQUIPMENT (3.7%)
          2,100   General Electric Co.                                                              71,652
                                                                                         -----------------
                  ELECTRONICS (5.7%)
          2,020   Intel Corp.                                                                       44,965
          2,735   Texas Instruments, Inc.                                                           66,871
                                                                                         -----------------
                  TOTAL ELECTRONICS                                                                111,836
                                                                                         -----------------
                  ENERGY & OIL SERVICES (18.0%)
            500   Anadarko Petroleum Corp.                                                          33,725
          1,100   Apache Corp.                                                                      55,770
          2,890   Halliburton Co.                                                                  107,046
             75   Peabody Energy Corp.                                                               4,783
          1,025   Schlumberger, Ltd.                                                                64,513
          2,422   Transocean, Inc.                                                                  85,375 *
                                                                                         -----------------
                  TOTAL ENERGY & OIL SERVICES                                                      351,212
                                                                                         -----------------
                  ENTERTAINMENT & LEISURE (2.3%)
          2,580   Hasbro, Inc.                                                                      45,640
                                                                                         -----------------
                  INDUSTRIAL--DIVERSIFIED (4.1%)
          2,560   Tyco International, Ltd.                                                          79,744
                                                                                         -----------------
                  INSURANCE (2.5%)
          2,395   Aon Corp.                                                                         48,882
                                                                                         -----------------
                  METALS (7.4%)
          2,530   Alcoa, Inc.                                                                       82,225
            595   Rio Tinto PLC (ADR)                                                               63,249
                                                                                         -----------------
                  TOTAL METALS                                                                     145,474
                                                                                         -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  OFFICE EQUIPMENT & SUPPLIES (3.8%)
          1,220   Avery Dennison Corp.                                                   $          74,225
                                                                                         -----------------
                  OIL & GAS (2.6%)
          1,120   Noble Corp.                                                                       51,162 *
                                                                                         -----------------
                  PAPER & FOREST PRODUCTS (1.7%)
            515   Weyerhaeuser Co.                                                                  32,260
                                                                                         -----------------
                  RETAIL (9.3%)
            785   Costco Wholesale Corp.                                                            37,633
          1,870   Kohl's Corp.                                                                      94,921 *
          2,465   The Gap, Inc.                                                                     49,251
                                                                                         -----------------
                  TOTAL RETAIL                                                                     181,805
                                                                                         -----------------
                  TELECOMMUNICATIONS (4.1%)
          1,060   Motorola, Inc.                                                                    18,296
          4,050   Nokia Oyj (ADR)                                                                   62,451
                                                                                         -----------------
                  TOTAL TELECOMMUNICATIONS                                                          80,747
                                                                                         -----------------
                  TRANSPORTATION (1.8%)
          1,025   Norfolk Southern Corp.                                                            34,799
                                                                                         -----------------
                  TOTAL COMMON STOCK (COST: $1,723,768) (98.0%)                                  1,912,437
                                                                                         -----------------

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS (COST: $67,479) (3.4%)
----------------------------------------------------------------------------------------------------------
$        67,479   Investors Bank & Trust Depository Reserve, 0.75%, due 11/01/04                    67,479
                                                                                         -----------------
                  TOTAL INVESTMENTS (COST: $1,791,247) (101.4%)                                  1,979,916
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 1.4%)                                   (27,687)
                                                                                         -----------------
                  NET ASSETS (100.0%)                                                    $       1,952,229
                                                                                         =================

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR  - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD
       IN U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL
       GAINS.
     * NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO FOCUSED LARGE CAP VALUE FUND

Investments by Industry*                                        October 31, 2004

                                                                           PERCENTAGE OF
INDUSTRY                                                                    NET ASSETS
-----------------------------------------------------------------------------------------
Aerospace/Defense                                                               1.8%
Banking & Financial Services                                                   13.2
Chemicals                                                                       4.4
Commercial Services                                                             4.1
Computer Services                                                               1.8
Computer Software                                                               5.7
Electrical Equipment                                                            3.7
Electronics                                                                     5.7
Energy & Oil Services                                                          18.0
Entertainment & Leisure                                                         2.3
Industrial--Diversified                                                         4.1
Insurance                                                                       2.5
Metals                                                                          7.4
Office Equipment & Supplies                                                     3.8
Oil & Gas                                                                       2.6
Paper & Forest Products                                                         1.7
Retail                                                                          9.3
Telecommunications                                                              4.1
Transportation                                                                  1.8
Short-Term Investments                                                          3.4
                                                                              -----
  Total                                                                       101.4%
                                                                              =====

* THESE CLASSIFICATIONS ARE UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO GROWTH EQUITIES FUND

Schedule of Investments

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  ADVERTISING (3.4% OF NET ASSETS)
          4,200   Lamar Advertising Co.                                                  $         173,964 *
          8,000   Monster Worldwide, Inc.                                                          224,400 *
                                                                                         -----------------
                  TOTAL ADVERTISING                                                                398,364
                                                                                         -----------------
                  BANKING & FINANCIAL SERVICES (12.0%)
          1,950   Commerce Bancorp, Inc.                                                           115,518
         12,700   E*TRADE Group, Inc.                                                              163,830 *
          5,700   Jackson Hewitt Tax Service, Inc.                                                 119,700
          9,500   SEI Investments Co.                                                              341,905
          4,150   Signature Bank                                                                   122,300 *
          7,200   T. Rowe Price Group, Inc.                                                        401,544
          3,750   TCF Financial Corp.                                                              118,200
                                                                                         -----------------
                  TOTAL BANKING & FINANCIAL SERVICES                                             1,382,997
                                                                                         -----------------
                  BIOLOGICAL PRODUCTS (1.8%)
          7,450   MedImmune, Inc.                                                                  211,729 *
                                                                                         -----------------
                  COMMERCIAL SERVICES (16.5%)
          6,200   Advisory Board Co.                                                               201,996 *
          8,250   Alliance Data Systems Corp.                                                      348,810 *
          5,000   Corporate Executive Board Co.                                                    318,250
            350   eLong, Inc. (ADR)                                                                  4,760 *
          2,450   Manpower, Inc.                                                                   110,862
          5,900   Resources Connection, Inc.                                                       247,682 *
         17,600   Robert Half International, Inc.                                                  466,928
          2,150   Strayer Education, Inc.                                                          208,636
                                                                                         -----------------
                  TOTAL COMMERCIAL SERVICES                                                      1,907,924
                                                                                         -----------------
                  COMPUTER SERVICES (13.7%)
          2,500   ChoicePoint, Inc.                                                                104,075 *
         10,700   Cognizant Technology Solutions Corp.                                             363,800 *
          2,400   Mercury Interactive Corp.                                                        104,232 *
         10,750   Salesforce.com, Inc.                                                             218,440 *
         21,950   Yahoo!, Inc.                                                                     794,370 *
                                                                                         -----------------
                  TOTAL COMPUTER SERVICES                                                        1,584,917
                                                                                         -----------------
                  ELECTRONICS (6.4%)
            850   KLA-Tencor Corp.                                                                  38,700 *
          5,250   Marvell Technology Group, Ltd.                                                   149,993 *
          4,400   Maxim Integrated Products, Inc.                                                  193,556
         11,800   XILINX, Inc.                                                                     361,080
                                                                                         -----------------
                  TOTAL ELECTRONICS                                                                743,329
                                                                                         -----------------
                  ENERGY & OIL SERVICES (1.3%)
          2,850   BJ Services Co.                                                                  145,350
                                                                                         -----------------
                  ENTERTAINMENT & LEISURE (0.5%)
          1,400   DreamWorks Animation SKG, Inc.                                                    54,670 *
                                                                                         -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                October 31, 2004

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  FINANCIAL SERVICES (2.1%)
         10,750   CapitalSource, Inc.                                                    $         240,800 *
                                                                                         -----------------
                  FOODS, HOTELS & RESTAURANTS (1.0%)
          2,200   P.F. Chang's China Bistro, Inc.                                                  111,848 *
                                                                                         -----------------
                  HEALTHCARE (8.0%)
          6,800   Affymetrix, Inc.                                                                 207,400 *
          4,100   Express Scripts, Inc.                                                            262,400 *
         10,100   Genentech, Inc.                                                                  459,853 *
                                                                                         -----------------
                  TOTAL HEALTHCARE                                                                 929,653
                                                                                         -----------------
                  HEAVY MACHINERY (3.0%)
          6,050   Smith International, Inc.                                                        351,384 *
                                                                                         -----------------
                  INDUSTRIAL--DIVERSIFIED (1.9%)
          6,250   MSC Industrial Direct Co.                                                        213,375
                                                                                         -----------------
                  LODGING (1.3%)
          2,150   Four Seasons Hotels, Inc.                                                        145,383
                                                                                         -----------------
                  MEDIA--BROADCASTING & PUBLISHING (2.1%)
          7,800   Univision Communications, Inc.                                                   241,488 *
                                                                                         -----------------
                  PHARMACEUTICALS (3.3%)
          5,435   MGI Pharma, Inc.                                                                 144,951 *
          5,600   Nektar Therapeutics                                                               80,696 *
          2,900   Onyx Pharmaceuticals, Inc.                                                        81,374 *
          5,650   Vicuron Pharmaceuticals, Inc.                                                     79,213 *
                                                                                         -----------------
                  TOTAL PHARMACEUTICALS                                                            386,234
                                                                                         -----------------
                  RETAIL (15.1%)
          9,950   Amazon.com, Inc.                                                                 339,594 *
          4,000   Bed, Bath & Beyond, Inc.                                                         163,160 *
          7,900   eBay, Inc.                                                                       771,119 *
         13,350   InterActiveCorp.                                                                 288,627 *
          7,200   Netflix.com, Inc.                                                                 68,184 *
          3,150   Williams-Sonoma, Inc.                                                            120,236 *
                                                                                         -----------------
                  TOTAL RETAIL                                                                   1,750,920
                                                                                         -----------------
                  TELECOMMUNICATIONS (3.4%)
         10,550   Juniper Networks, Inc.                                                           280,736 *
          5,550   Polycom, Inc.                                                                    114,608 *
                                                                                         -----------------
                  TOTAL TELECOMMUNICATIONS                                                         395,344
                                                                                         -----------------
                  TRANSPORTATION (1.2%)
          5,800   Sirva, Inc.                                                                      139,200 *
                                                                                         -----------------
                  TOTAL COMMON STOCK (COST: $10,936,861) (98.0%)                                11,334,909
                                                                                         -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS (COST: $162,642) (1.4%)                               VALUE
----------------------------------------------------------------------------------------------------------
$      162,642    Investors Bank & Trust Depository Reserve, 0.75%, due 11/01/04         $         162,642
                                                                                         -----------------
                  TOTAL INVESTMENTS (COST: $11,099,503) (99.4%)                                 11,497,551
                  EXCESS OF OTHER ASSETS OVER LIABILITIES (0.6%)                                    69,906
                                                                                         -----------------
                  NET ASSETS (100.0%)                                                    $      11,567,457
                                                                                         =================

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD
      IN U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL
      GAINS.
    * NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO GROWTH EQUITIES FUND

Investments by Industry*                                        October 31, 2004

                                                                   PERCENTAGE OF
INDUSTRY                                                             NET ASSETS
--------------------------------------------------------------------------------
Advertising                                                              3.4%
Banking & Financial Services                                            12.0
Biological Products                                                      1.8
Commercial Services                                                     16.5
Computer Services                                                       13.7
Electronics                                                              6.4
Energy & Oil Services                                                    1.3
Entertainment & Leisure                                                  0.5
Financial Services                                                       2.1
Foods, Hotels & Restaurants                                              1.0
Healthcare                                                               8.0
Heavy Machinery                                                          3.0
Industrial--Diversified                                                  1.9
Lodging                                                                  1.3
Media--Broadcasting & Publishing                                         2.1
Pharmaceuticals                                                          3.3
Retail                                                                  15.1
Telecommunications                                                       3.4
Transportation                                                           1.2
Short-Term Investments                                                   1.4
                                                                        ----
     Total                                                              99.4%
                                                                        ====

* THESE CLASSIFICATIONS ARE UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO GROWTH INSIGHTS FUND

Schedule of Investments

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  APPAREL RETAILERS (4.9% OF NET ASSETS)
          1,580   Chico's FAS, Inc.                                                      $          63,247 *
                                                                                         -----------------
                  BIOLOGICAL PRODUCTS (7.5%)
          2,500   Gilead Sciences, Inc.                                                             86,575 *
            360   MedImmune, Inc.                                                                   10,231 *
                                                                                         -----------------
                  TOTAL BIOLOGICAL PRODUCTS                                                         96,806
                                                                                         -----------------
                  COMPUTER SERVICES (11.6%)
            800   ChoicePoint, Inc.                                                                 33,304 *
            800   Cisco Systems, Inc.                                                               15,368 *
          1,200   Foundry Networks, Inc.                                                            14,556 *
          2,200   Network Appliance, Inc.                                                           53,834 *
            900   Yahoo!, Inc.                                                                      32,571 *
                                                                                         -----------------
                  TOTAL COMPUTER SERVICES                                                          149,633
                                                                                         -----------------
                  COMPUTER SOFTWARE (18.0%)
            900   Electronic Arts, Inc.                                                             40,428 *
          3,700   Oracle Corp.                                                                      46,842 *
          2,550   Siebel Systems, Inc.                                                              24,225 *
          2,100   Symantec Corp.                                                                   119,574 *
                                                                                         -----------------
                  TOTAL COMPUTER SOFTWARE                                                          231,069
                                                                                         -----------------
                  EDUCATION (3.0%)
            590   Apollo Group, Inc.                                                                38,940 *
                                                                                         -----------------
                  ELECTRICAL EQUIPMENT (13.1%)
          1,225   Analog Devices, Inc.                                                              49,318
          1,650   Applied Materials, Inc.                                                           26,565 *
          2,700   General Electric Co.                                                              92,124
                                                                                         -----------------
                  TOTAL ELECTRICAL EQUIPMENT                                                       168,007
                                                                                         -----------------
                  ELECTRONICS (23.9%)
          2,350   Altera Corp.                                                                      53,415 *
          2,842   Intersil Corp.                                                                    46,381
          1,050   KLA-Tencor Corp.                                                                  47,806 *
            450   Linear Technology Corp.                                                           17,046
            870   Marvell Technology Group, Ltd.                                                    24,856 *
            800   Maxim Integrated Products, Inc.                                                   35,192
          2,300   Semtech Corp.                                                                     48,024 *
          1,150   XILINX, Inc.                                                                      35,190
                                                                                         -----------------
                  TOTAL ELECTRONICS                                                                307,910
                                                                                         -----------------
                  FOODS, HOTELS & RESTAURANTS (3.3%)
            850   P.F. Chang's China Bistro, Inc.                                                   43,214 *
                                                                                         -----------------
                  HEALTHCARE (1.8%)
            500   Genentech, Inc.                                                                   22,765 *
                                                                                         -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                October 31, 2004

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  INDUSTRIAL--DIVERSIFIED (6.0%)
            550   3M Co.                                                                 $          42,664
          1,000   MSC Industrial Direct Co.                                                         34,140
                                                                                         -----------------
                  TOTAL INDUSTRIAL--DIVERSIFIED                                                     76,804
                                                                                         -----------------
                  INSURANCE (14.9%)
          2,250   Axis Capital Holdings, Ltd.                                                       56,385
            175   Markel Corp.                                                                      55,650 *
            850   Progressive Corp.                                                                 79,518
                                                                                         -----------------
                  TOTAL INSURANCE                                                                  191,553
                                                                                         -----------------
                  MEDIA--BROADCASTING & PUBLISHING (3.8%)
          1,500   XM Satellite Radio Holdings, Inc.                                                 48,480 *
                                                                                         -----------------
                  MEDICAL SUPPLIES (9.6%)
            960   Allergan, Inc.                                                                    68,698
            275   Foxhollow Technologies, Inc.                                                       5,660 *
          1,035   Intralase Corp.                                                                   19,903 *
            400   Medtronic, Inc.                                                                   20,444
            500   Wilson Greatbatch Technologies, Inc.                                               8,475 *
                                                                                         -----------------
                  TOTAL MEDICAL SUPPLIES                                                           123,180
                                                                                         -----------------
                  RETAIL (11.0%)
            640   Amazon.com, Inc.                                                                  21,843 *
            520   eBay, Inc.                                                                        50,757 *
            550   Tractor Supply Co.                                                                19,954 *
          1,350   Walgreen Co.                                                                      48,452
                                                                                         -----------------
                  TOTAL RETAIL                                                                     141,006
                                                                                         -----------------
                  TELECOMMUNICATIONS (12.5%)
          2,900   Motorola, Inc.                                                                    50,054
          1,400   Qualcomm, Inc.                                                                    58,534
            600   Research In Motion, Ltd.                                                          52,920 *
                                                                                         -----------------
                  TOTAL TELECOMMUNICATIONS                                                         161,508
                                                                                         -----------------
                  TOTAL COMMON STOCK (COST: $1,591,569) (144.9%)                                 1,864,122
                                                                                         -----------------

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS (COST: $49,307) (3.9%)
----------------------------------------------------------------------------------------------------------
$        49,307   Investors Bank & Trust Depository Reserve, 0.75%, due 11/01/04                    49,307
                                                                                         -----------------
                  TOTAL INVESTMENTS (COST: $1,640,876) (148.8%)                                  1,913,429
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 48.8%)                                 (627,122)
                                                                                         -----------------
                  NET ASSETS (100.0%)                                                    $       1,286,307
                                                                                         =================

NOTE TO THE SCHEDULE OF INVESTMENTS:
* NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO GROWTH INSIGHTS FUND

Investments by Industry*

                                                                           PERCENTAGE OF
INDUSTRY                                                                     NET ASSETS
-------------------------------------------------------------------------------------------
Apparel Retailers                                                               4.9%
Biological Products                                                             7.5
Computer Services                                                              11.6
Computer Software                                                              18.0
Education                                                                       3.0
Electrical Equipment                                                           13.1
Electronics                                                                    23.9
Foods, Hotels & Restaurants                                                     3.3
Healthcare                                                                      1.8
Industrial--Diversified                                                         6.0
Insurance                                                                      14.9
Media--Broadcasting & Publishing                                                3.8
Medical Supplies                                                                9.6
Retail                                                                         11.0
Telecommunications                                                             12.5
Short-Term Investments                                                          3.9
                                                                              -----
  Total                                                                       148.8%
                                                                              =====

* THESE CLASSIFICATIONS ARE UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO LARGE CAP GROWTH FUND

Schedule of Investments                                         October 31, 2004

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  BANKING & FINANCIAL SERVICES (5.7% OF NET ASSETS)
          1,150   American Express Co.                                                   $          61,030
            700   Morgan Stanley                                                                    35,763
          1,100   T. Rowe Price Group, Inc.                                                         61,347
          5,850   The Charles Schwab Corp.                                                          53,527
                                                                                         -----------------
                  TOTAL BANKING & FINANCIAL SERVICES                                               211,667
                                                                                         -----------------
                  BEVERAGES, FOOD & TOBACCO (2.4%)
            800   Altria Group, Inc.                                                                38,768
            400   General Mills, Inc.                                                               17,700
            800   Kellogg Co.                                                                       34,400
                                                                                         -----------------
                  TOTAL BEVERAGES, FOOD & TOBACCO                                                   90,868
                                                                                         -----------------
                  BIOLOGICAL PRODUCTS (2.3%)
          1,500   Amgen, Inc.                                                                       85,200 *
                                                                                         -----------------
                  COMMERCIAL SERVICES (2.0%)
          2,850   Robert Half International, Inc.                                                   75,610 +
                                                                                         -----------------
                  COMPUTER SERVICES (11.4%)
          9,850   Cisco Systems, Inc.                                                              189,218 *
          2,400   Dell, Inc.                                                                        84,144 *
          1,950   Network Appliance, Inc.                                                           47,716*+
          2,900   Yahoo!, Inc.                                                                     104,951 *
                                                                                         -----------------
                  TOTAL COMPUTER SERVICES                                                          426,029
                                                                                         -----------------
                  COMPUTER SOFTWARE (9.3%)
          4,600   Microsoft Corp.                                                                  128,754 +
          5,450   Oracle Corp.                                                                      68,997 *
          1,950   Symantec Corp.                                                                   111,033*+
          1,800   Veritas Software Corp.                                                            39,384 *
                                                                                         -----------------
                  TOTAL COMPUTER SOFTWARE                                                          348,168
                                                                                         -----------------
                  COSMETICS & HOUSEHOLD PRODUCTS (4.7%)
          1,350   Gillette Co.                                                                      55,998
          2,300   Procter & Gamble Co.                                                             117,714
                                                                                         -----------------
                  TOTAL COSMETICS & HOUSEHOLD PRODUCTS                                             173,712
                                                                                         -----------------
                  ELECTRICAL EQUIPMENT (6.9%)
          1,600   Applied Materials, Inc.                                                           25,760 *
          6,750   General Electric Co.                                                             230,310
                                                                                         -----------------
                  TOTAL ELECTRICAL EQUIPMENT                                                       256,070
                                                                                         -----------------
                  ELECTRONICS (8.2%)
          3,900   Intel Corp.                                                                       86,814 +
          2,900   Maxim Integrated Products, Inc.                                                  127,571
          2,950   XILINX, Inc.                                                                      90,270
                                                                                         -----------------
                  TOTAL ELECTRONICS                                                                304,655
                                                                                         -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  ENTERTAINMENT & LEISURE (0.8%)
          3,467   Liberty Media Corp.                                                    $          30,926
                                                                                         -----------------
                  FOOD RETAILERS (2.1%)
          1,500   Starbucks Corp.                                                                   79,320*+
                                                                                         -----------------
                  FOODS, HOTELS & RESTAURANTS (1.5%)
          1,150   PepsiCo, Inc.                                                                     57,017
                                                                                         -----------------
                  HEALTHCARE (6.7%)
            950   Express Scripts, Inc.                                                             60,800 *
          1,400   Genentech, Inc.                                                                   63,742*+
          2,150   Johnson & Johnson, Inc.                                                          125,517
                                                                                         -----------------
                  TOTAL HEALTHCARE                                                                 250,059
                                                                                         -----------------
                  INDUSTRIAL--DIVERSIFIED (1.1%)
          1,250   Tyco International, Ltd.                                                          38,937 +
                                                                                         -----------------
                  INSURANCE (2.0%)
          1,250   American International Group, Inc.                                                75,887
                                                                                         -----------------
                  MEDIA--BROADCASTING & PUBLISHING (3.5%)
          2,150   Comcast Corp., Special Class A                                                    62,436 *
            163   Liberty Media International, Inc., Class A                                         5,876*+
          2,000   Univision Communications, Inc.                                                    61,920 *
                                                                                         -----------------
                  TOTAL MEDIA--BROADCASTING & PUBLISHING                                           130,232
                                                                                         -----------------
                  MEDICAL SUPPLIES (6.8%)
            500   Allergan, Inc.                                                                    35,780
          2,800   Boston Scientific Corp.                                                           98,840 *
          1,350   Medtronic, Inc.                                                                   68,999
            650   St. Jude Medical, Inc.                                                            49,771 *
                                                                                         -----------------
                  TOTAL MEDICAL SUPPLIES                                                           253,390
                                                                                         -----------------
                  PHARMACEUTICALS (7.9%)
          1,150   Abbott Laboratories                                                               49,025
            800   Genzyme Corp.                                                                     41,976*+
          1,200   Lilly (Eli) & Co.                                                                 65,892
            250   Merck & Company, Inc.                                                              7,828
          4,450   Pfizer, Inc.                                                                     128,828
                                                                                         -----------------
                  TOTAL PHARMACEUTICALS                                                            293,549
                                                                                         -----------------
                  RETAIL (6.3%)
            900   Amazon.com, Inc.                                                                  30,717*+
          1,100   Costco Wholesale Corp.                                                            52,734 +
            650   eBay, Inc.                                                                        63,447 *
          1,650   Wal-Mart Stores, Inc.                                                             88,968
                                                                                         -----------------
                  TOTAL RETAIL                                                                     235,866
                                                                                         -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS (4.3%)
          1,300   EchoStar Communications Corp.                                          $          41,106*+
          1,300   Juniper Networks, Inc.                                                            34,593 *
          2,050   Qualcomm, Inc.                                                                    85,711
                                                                                         -----------------
                  TOTAL TELECOMMUNICATIONS                                                         161,410
                                                                                         -----------------
                  TEXTILES, CLOTHING & FABRICS (1.2%)
          1,050   Cintas Corp.                                                                      45,297
                                                                                         -----------------
                  TRANSPORTATION (1.1%)
            500   United Parcel Service, Inc., Class B                                              39,590
                                                                                         -----------------
                  TOTAL COMMON STOCK (COST: $3,341,447) (98.2%)                                  3,663,459
                                                                                         -----------------

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS
----------------------------------------------------------------------------------------------------------
$        12,906   Bank of America, 1.88%, due 12/23/04                                              12,906**
         13,576   Bank of Montreal, 1.88%, due 11/24/04                                             13,576**
         12,906   Bank of Nova Scotia, 1.76%, due 11/12/04                                          12,906**
         12,906   Bear Stearns Companies, Inc., 2.01%, due 12/15/04                                 12,906**
         45,172   BGI Institutional Money Market Fund, 1.801%, due 11/01/04                         45,172**
         25,812   BNP Paribas, 1.975%, due 12/27/04                                                 25,812**
         32,265   Calyon, 1.8%, due 11/01/04                                                        32,265**
         25,812   Citigroup, Inc., 1.865%, due 12/20/04                                             25,812**
         12,906   Citigroup, Inc., 2.055%, due 01/25/05                                             12,906**
         38,719   Citigroup, Inc., 2.08%, due 01/28/05                                              38,719**
         25,812   Clipper Receivables Corp., 1.794%, due 11/12/04                                   25,812**
          6,453   Credit Suisse First Boston Corp., 1.826%, due 09/09/05                             6,453**
         12,906   Delaware Funding Corp., 1.853%, due 11/19/04                                      12,906**
         58,078   Den Danske Bank, 1.81%, due 11/15/04                                              58,078**
         19,359   Dreyfus Cash Management Plus Fund, 1.575%, due 11/01/04                           19,359**
         32,186   Falcon Asset Securitization Corp., 1.755%, due 11/10/04                           32,186**
         32,265   Fortis Bank, 1.77%, due 11/02/04                                                  32,265**
          6,453   Fortis Bank, 1.77%, due 11/09/04                                                   6,453**
         32,178   General Electric Capital Corp., 1.843%, due 11/22/04                              32,178**
        109,106   Investors Bank & Trust Depository Reserve, 0.75%, due 11/01/04                   109,106
          6,388   Jupiter Securitization Corp., 1.803%, due 11/15/04                                 6,388**
         32,265   Jupiter Securitization Corp., 1.823%, due 11/17/04                                32,265**
         25,265   Merrill Lynch Premier Institutional Fund, 1.707%, due 11/01/04                    25,265**
          6,453   Merrimac Cash Fund-Premium Class, 1.456%, due 11/01/04                             6,453**
         25,812   Park Avenue Receivables Corp., 1.783%, due 11/01/04                               25,812**
         32,162   PREFCO, 1.813%, due 11/15/04                                                      32,162**
         19,359   Royal Bank of Canada, 1.78%, due 11/10/04                                         19,359**
         12,906   Royal Bank of Canada, 1.813%, due 11/12/04                                        12,906**
         74,856   Royal Bank of Scotland, 1.67%, due 11/02/04                                       74,856**
         12,906   Royal Bank of Scotland, 2.01%, due 01/20/05                                       12,906**
         25,762   Sheffiled Receivables Corp., 1.823%, due 11/15/04                                 25,762**
          6,286   Silver Tower US Funding, 1.915%, due 12/10/04                                      6,286**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS                                                       VALUE
----------------------------------------------------------------------------------------------------------
$        68,275   Wells Fargo & Co., 1.87%, due 12/06/04                                 $          68,275**
         12,799   Yorktown Capital LLC, 1.863%, due 11/22/04                                        12,800**
                                                                                         -----------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $929,271) (24.9%)                            929,271
                                                                                         -----------------

                  TOTAL INVESTMENTS (COST: $4,270,718) (123.1%)                                  4,592,730
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 23.1%)                                 (862,198)
                                                                                         -----------------
                  NET ASSETS (100.0%)                                                    $       3,730,532
                                                                                         =================

NOTES TO THE SCHEDULE OF INVESTMENTS:
     * NON-INCOME PRODUCING.
    ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
     + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO LARGE CAP GROWTH FUND

Investments by Industry*                                        October 31, 2004

                                                                          PERCENTAGE OF
INDUSTRY                                                                    NET ASSETS
-----------------------------------------------------------------------------------------
Banking & Financial Services                                                    5.7%
Beverages, Food & Tobacco                                                       2.4
Biological Products                                                             2.3
Commercial Services                                                             2.0
Computer Services                                                              11.4
Computer Software                                                               9.3
Cosmetics & Household Products                                                  4.7
Electrical Equipment                                                            6.9
Electronics                                                                     8.2
Entertainment & Leisure                                                         0.8
Food Retailers                                                                  2.1
Foods, Hotels & Restaurants                                                     1.5
Healthcare                                                                      6.7
Industrial--Diversified                                                         1.1
Insurance                                                                       2.0
Media--Broadcasting & Publishing                                                3.5
Medical Supplies                                                                6.8
Pharmaceuticals                                                                 7.9
Retail                                                                          6.3
Telecommunications                                                              4.3
Textiles, Clothing & Fabrics                                                    1.2
Transportation                                                                  1.1
Short-Term Investments                                                         24.9
                                                                              -----
  Total                                                                       123.1%
                                                                              =====

* THESE CLASSIFICATIONS ARE UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO LARGE CAP VALUE FUND

Schedule of Investments

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  AEROSPACE/DEFENSE (3.3% OF NET ASSETS)
         22,950   Boeing Co.                                                             $       1,145,205
         29,675   General Dynamics Corp.                                                         3,030,411
                                                                                         -----------------
                  TOTAL AEROSPACE/DEFENSE                                                        4,175,616
                                                                                         -----------------
                  BANKING & FINANCIAL SERVICES (17.5%)
         28,450   American Express Co.                                                           1,509,841
         24,240   Bank of America Corp.                                                          1,085,710
        131,867   Citigroup, Inc.                                                                5,850,939
         13,300   Federal National Mortgage Association                                            932,995
         13,950   Goldman Sachs Group, Inc.                                                      1,372,401
         44,100   H&R Block, Inc.                                                                2,096,955 +
         79,544   J.P. Morgan Chase & Co., Inc.                                                  3,070,398
         15,700   Merrill Lynch & Company, Inc.                                                    846,858
         26,690   Morgan Stanley                                                                 1,363,592
         62,900   Wells Fargo & Co.                                                              3,756,388
                                                                                         -----------------
                  TOTAL BANKING & FINANCIAL SERVICES                                            21,886,077
                                                                                         -----------------
                  CHEMICALS (5.1%)
         62,780   Air Products & Chemicals, Inc.                                                 3,338,640
         36,300   Dow Chemical Co.                                                               1,631,322
         15,100   Du Pont (E.I.) de Nemours & Co.                                                  647,337
         16,750   Praxair, Inc.                                                                    706,850
                                                                                         -----------------
                  TOTAL CHEMICALS                                                                6,324,149
                                                                                         -----------------
                  COMMERCIAL SERVICES (2.0%)
         72,540   Ecolab, Inc.                                                                   2,455,479
                                                                                         -----------------
                  COMPUTER SERVICES (1.1%)
         30,800   Dell, Inc.                                                                     1,079,848 *
         11,145   Novellus Systems, Inc.                                                           288,767 *
                                                                                         -----------------
                  TOTAL COMPUTER SERVICES                                                        1,368,615
                                                                                         -----------------
                  COMPUTER SOFTWARE (3.2%)
        210,400   Oracle Corp.                                                                   2,663,664 *
        142,280   Siebel Systems, Inc.                                                           1,351,660 *
                                                                                         -----------------
                  TOTAL COMPUTER SOFTWARE                                                        4,015,324
                                                                                         -----------------
                  ELECTRICAL EQUIPMENT (3.6%)
         25,350   Applied Materials, Inc.                                                          408,135 *
        120,900   General Electric Co.                                                           4,125,108
                                                                                         -----------------
                  TOTAL ELECTRICAL EQUIPMENT                                                     4,533,243
                                                                                         -----------------
                  ELECTRONICS (3.4%)
         88,265   Intel Corp.                                                                    1,964,779
         95,500   Texas Instruments, Inc.                                                        2,334,975
                                                                                         -----------------
                  TOTAL ELECTRONICS                                                              4,299,754
                                                                                         -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                October 31, 2004

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  ENERGY & OIL SERVICES (18.1%)
         20,600   Anadarko Petroleum Corp.                                               $       1,389,470
         32,600   Apache Corp.                                                                   1,652,820
         21,200   Devon Energy Corp.                                                             1,568,164
        148,696   Exxon Mobil Corp.                                                              7,318,817
        104,000   Halliburton Co.                                                                3,852,160 +
         29,000   Peabody Energy Corp.                                                           1,849,620
         33,280   Schlumberger, Ltd.                                                             2,094,643
         80,304   Transocean, Inc.                                                               2,830,716*+
                                                                                         -----------------
                  TOTAL ENERGY & OIL SERVICES                                                   22,556,410
                                                                                         -----------------
                  ENTERTAINMENT & LEISURE (1.6%)
        114,850   Hasbro, Inc.                                                                   2,031,696
                                                                                         -----------------
                  FOODS, HOTELS & RESTAURANTS (0.6%)
         23,755   McDonald's Corp.                                                                 692,458
                                                                                         -----------------
                  INDUSTRIAL--DIVERSIFIED (4.8%)
         21,960   Danaher Corp.                                                                  1,210,655
        152,950   Tyco International, Ltd.                                                       4,764,393
                                                                                         -----------------
                  TOTAL INDUSTRIAL--DIVERSIFIED                                                  5,975,048
                                                                                         -----------------
                  INSURANCE (8.9%)
         19,980   AFLAC, Inc.                                                                      716,882
         51,000   Allstate Corp.                                                                 2,452,590
         83,750   American International Group, Inc.                                             5,084,463
         97,300   Aon Corp.                                                                      1,985,893
         13,950   Hartford Financial Services Group                                                815,796
                                                                                         -----------------
                  TOTAL INSURANCE                                                               11,055,624
                                                                                         -----------------
                  MEDIA--BROADCASTING & PUBLISHING (1.7%)
        130,000   Time Warner, Inc.                                                              2,163,200 *
                                                                                         -----------------
                  METALS (7.5%)
        119,750   Alcoa, Inc.                                                                    3,891,875
         42,300   Newmont Mining Corp.                                                           2,010,096 +
         32,535   Rio Tinto PLC (ADR)                                                            3,458,471
                                                                                         -----------------
                  TOTAL METALS                                                                   9,360,442
                                                                                         -----------------
                  OFFICE EQUIPMENT & SUPPLIES (2.7%)
         56,080   Avery Dennison Corp.                                                           3,411,907
                                                                                         -----------------
                  PAPER & FOREST PRODUCTS (1.1%)
         21,355   Weyerhaeuser Co.                                                               1,337,677
                                                                                         -----------------
                  RETAIL (8.6%)
         46,670   Costco Wholesale Corp.                                                         2,237,360
         50,200   Home Depot, Inc.                                                               2,062,216
         93,100   Kohl's Corp.                                                                   4,725,756 *
         86,210   The Gap, Inc.                                                                  1,722,476 +
                                                                                         -----------------
                  TOTAL RETAIL                                                                  10,747,808
                                                                                         -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS (2.1%)
         38,650   Motorola, Inc.                                                         $         667,099
        129,300   Nokia Oyj (ADR)                                                                1,993,806
                                                                                         -----------------
                  TOTAL TELECOMMUNICATIONS                                                       2,660,905
                                                                                         -----------------
                  TRANSPORTATION (1.3%)
         45,980   Norfolk Southern Corp.                                                         1,561,021
                                                                                         -----------------
                  TOTAL COMMON STOCK (COST: $100,889,157) (98.2%)                              122,612,453
                                                                                         -----------------

   PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS
----------------------------------------------------------------------------------------------------------
$       189,960   Bank of America, 1.88%, due 12/23/04                                             189,960**
        199,812   Bank of Montreal, 1.88%, due 11/24/04                                            199,812**
        189,960   Bank of Nova Scotia, 1.76%, due 11/12/04                                         189,960**
        189,960   Bear Stearns Companies, Inc., 2.01%, due 12/15/04                                189,960**
        664,856   BGI Institutional Money Market Fund, 1.801%, due 11/01/04                        664,856**
        379,918   BNP Paribas, 1.975%, due 12/27/04                                                379,918**
        474,897   Calyon, 1.8%, due 11/01/04                                                       474,897**
        379,918   Citigroup, Inc., 1.865%, due 12/20/04                                            379,918**
        189,960   Citigroup, Inc., 2.055%, due 01/25/05                                            189,960**
        569,877   Citigroup, Inc., 2.08%, due 01/28/05                                             569,877**
        379,918   Clipper Receivables Corp., 1.794%, due 11/12/04                                  379,918**
         94,980   Credit Suisse First Boston Corp., 1.826%, due 09/09/05                            94,980**
        189,960   Delaware Funding Corp., 1.853%, due 11/19/04                                     189,960**
        854,815   Den Danske Bank, 1.81%, due 11/15/04                                             854,815**
        284,938   Dreyfus Cash Management Plus Fund, 1.575%, due 11/01/04                          284,938**
        473,727   Falcon Asset Securitization Corp., 1.755%, due 11/10/04                          473,727**
        474,897   Fortis Bank, 1.77%, due 11/02/04                                                 474,897**
         94,980   Fortis Bank, 1.77%, due 11/09/04                                                  94,980**
        473,615   General Electric Capital Corp., 1.843%, due 11/22/04                             473,615**
      2,276,367   Investors Bank & Trust Depository Reserve, 0.75%, due 11/01/04                 2,276,367
         94,015   Jupiter Securitization Corp., 1.803%, due 11/15/04                                94,015**
        474,897   Jupiter Securitization Corp., 1.823%, due 11/17/04                               474,897**
        371,862   Merrill Lynch Premier Institutional Fund, 1.707%, due 11/01/04                   371,862**
         94,979   Merrimac Cash Fund-Premium Class, 1.456%, due 11/01/04                            94,979**
        379,918   Park Avenue Receivables Corp., 1.783%, due 11/01/04                              379,918**
        473,369   PREFCO, 1.813%, due 11/15/04                                                     473,369**
        284,938   Royal Bank of Canada, 1.78%, due 11/10/04                                        284,938**
        189,959   Royal Bank of Canada, 1.813%, due 11/12/04                                       189,959**
      1,101,762   Royal Bank of Scotland, 1.67%, due 11/02/04                                    1,101,762**
        189,959   Royal Bank of Scotland, 2.01%, due 01/20/05                                      189,959**
        379,173   Sheffiled Receivables Corp., 1.823%, due 11/15/04                                379,173**
         92,510   Silver Tower US Funding, 1.915%, due 12/10/04                                     92,510**
      1,004,883   Wells Fargo & Co., 1.87%, due 12/06/04                                         1,004,883**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS                                                       VALUE
----------------------------------------------------------------------------------------------------------
$       188,388   Yorktown Capital LLC, 1.863%, due 11/22/04                             $         188,388**
                                                                                         -----------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $14,347,927) (11.5%)                      14,347,927
                                                                                         -----------------
                  TOTAL INVESTMENTS (COST: $115,237,084) (109.7%)                              136,960,380
                  LIABILITIES IN EXCESS OF OTHER ASSETS (-9.7%)                                (12,135,275)
                                                                                         -----------------
                  NET ASSETS (100.0%)                                                    $     124,825,105
                                                                                         =================

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD IN
      U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL GAINS.
    * NON-INCOME PRODUCING.
   ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
    + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO LARGE CAP VALUE FUND

Investments by Industry*


Investments by Industry*

                                                              PERCENTAGE OF
INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Aerospace/Defense                                                   3.3%
Banking & Financial Services                                       17.5
Chemicals                                                           5.1
Commercial Services                                                 2.0
Computer Services                                                   1.1
Computer Software                                                   3.2
Electrical Equipment                                                3.6
Electronics                                                         3.4
Energy & Oil Services                                              18.1
Entertainment & Leisure                                             1.6
Foods, Hotels & Restaurants                                         0.6
Industrial--Diversified                                             4.8
Insurance                                                           8.9
Media--Broadcasting & Publishing                                    1.7
Metals                                                              7.5
Office Equipment & Supplies                                         2.7
Paper & Forest Products                                             1.1
Retail                                                              8.6
Telecommunications                                                  2.1
Transportation                                                      1.3
Short-Term Investments                                             11.5
                                                                  -----
    Total                                                         109.7%
                                                                  =====

*  THESE CLASSIFICATIONS ARE UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO OPPORTUNITY FUND

Schedule of Investments                                         October 31, 2004

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  BANKING & FINANCIAL SERVICES (6.7% OF NET ASSETS)
          8,800   Accredited Home Lenders Holding Co.                                    $         317,504 *
         69,200   Bank Mutual Corp.                                                                849,776
          7,400   Boston Private Financial Holdings, Inc.                                          181,596
         15,000   Cohen & Steers, Inc.                                                             221,250
         68,500   Equity Inns, Inc.                                                                650,750
         26,700   Friedman, Billings, Ramsey Group, Inc.                                           457,638
         17,400   Impac Mortgage Holdings, Inc.                                                    393,414
         55,300   Instinet Group, Inc.                                                             265,440 *
          6,300   Northrim BanCorp, Inc.                                                           143,325
         30,768   Partners Trust Financial Group, Inc.                                             313,218
         17,500   South Financial Group, Inc.                                                      525,350 +
                                                                                         -----------------
                  TOTAL BANKING & FINANCIAL SERVICES                                             4,319,261
                                                                                         -----------------
                  BEVERAGES, FOOD & TOBACCO (1.0%)
         46,400   Tasty Baking Co.                                                                 371,200
         42,570   Wild Oats Markets, Inc.                                                          258,826*+
                                                                                         -----------------
                  TOTAL BEVERAGES, FOOD & TOBACCO                                                  630,026
                                                                                         -----------------
                  CHEMICALS (5.7%)
         66,200   Agrium, Inc.                                                                   1,098,258 +
        148,500   Calgon Carbon Corp.                                                            1,021,680
         80,000   Crompton Corp.                                                                   744,000
         12,300   Potash Corp. of Saskatchewan, Inc.                                               821,517
                                                                                         -----------------
                  TOTAL CHEMICALS                                                                3,685,455
                                                                                         -----------------
                  COMMERCIAL SERVICES (3.6%)
         60,000   Ikon Office Solutions, Inc.                                                      630,000
         47,900   Input/Output, Inc.                                                               334,821 *
        100,400   Wind River Systems, Inc.                                                       1,344,356 *
                                                                                         -----------------
                  TOTAL COMMERCIAL SERVICES                                                      2,309,177
                                                                                         -----------------
                  COMPUTER SERVICES (2.5%)
         27,600   Maxtor Corp.                                                                      81,696 *
        198,900   Solectron Corp.                                                                1,038,258 *
         13,000   Tech Data Corp.                                                                  525,070*+
                                                                                         -----------------
                  TOTAL COMPUTER SERVICES                                                        1,645,024
                                                                                         -----------------
                  COMPUTER SOFTWARE (4.3%)
         42,300   Brocade Communications Systems, Inc.                                             287,217 *
         36,500   Echelon Corp.                                                                    257,690 *
         75,600   NetIQ Corp.                                                                      958,608 *
         17,300   Take-Two Interactive Software, Inc.                                              570,208*+
         38,200   THQ, Inc.                                                                        721,980*+
                                                                                         -----------------
                  TOTAL COMPUTER SOFTWARE                                                        2,795,703
                                                                                         -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  ELECTRIC UTILITIES (2.1%)
         51,100   Avista Corp.                                                           $         908,558
        189,000   Calpine Corp.                                                                    470,610*+
                                                                                         -----------------
                  TOTAL ELECTRIC UTILITIES                                                       1,379,168
                                                                                         -----------------
                  ELECTRICAL EQUIPMENT (2.5%)
         82,200   FuelCell Energy, Inc.                                                          1,013,937*+
         66,100   GrafTech International, Ltd.                                                     612,086*+
                                                                                         -----------------
                  TOTAL ELECTRICAL EQUIPMENT                                                     1,626,023
                                                                                         -----------------
                  ELECTRONICS (3.7%)
         52,400   Adaptec, Inc.                                                                    408,720 *
         18,200   Fairchild Semiconductor International, Inc.                                      261,534 *
         19,700   Herley Industries, Inc.                                                          346,129 *
         69,300   Hypercom Corp.                                                                   449,064 *
         29,600   Intersil Corp.                                                                   483,072
         22,000   Nanometrics, Inc.                                                                258,060 *
          5,600   Tektronix, Inc.                                                                  169,848
                                                                                         -----------------
                  TOTAL ELECTRONICS                                                              2,376,427
                                                                                         -----------------
                  ENERGY & OIL SERVICES (3.1%)
         50,600   Key Energy Services, Inc.                                                        581,900 *
         27,500   Oceaneering International, Inc.                                                  977,625 *
         24,700   Pride International, Inc.                                                        456,456 *
                                                                                         -----------------
                  TOTAL ENERGY & OIL SERVICES                                                    2,015,981
                                                                                         -----------------
                  HEALTHCARE (9.0%)
        145,800   Eclipsys Corp.                                                                 2,474,226*+
         54,300   Human Genome Sciences, Inc.                                                      558,747 *
         26,800   Kindred Healthcare, Inc.                                                         645,880 *
         18,600   Manor Care, Inc.                                                                 608,964
          7,400   Matria Healthcare, Inc.                                                          231,028*+
          5,200   Sierra Health Services, Inc.                                                     248,144*+
         31,000   United Surgical Partners, Inc.                                                 1,085,310 *
                                                                                         -----------------
                  TOTAL HEALTHCARE                                                               5,852,299
                                                                                         -----------------
                  HEAVY MACHINERY (1.0%)
         19,900   Grant Prideco, Inc.                                                              409,144 *
         23,800   NN, Inc.                                                                         262,990
                                                                                         -----------------
                  TOTAL HEAVY MACHINERY                                                            672,134
                                                                                         -----------------
                  INDUSTRIAL--DIVERSIFIED (4.6%)
         51,200   AGCO Corp.                                                                       994,304 *
         62,700   Lindsay Manufacturing Co.                                                      1,478,466
         58,200   Mattson Technology, Inc.                                                         488,298 *
                                                                                         -----------------
                  TOTAL INDUSTRIAL--DIVERSIFIED                                                  2,961,068
                                                                                         -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  INSURANCE (4.6%)
          8,300   Donegal Group, Inc., Class A                                           $         179,114
          5,800   First American Corp.                                                             180,902
         29,800   Max Reinsurance Capital, Ltd.                                                    562,326
         65,400   Phoenix Companies, Inc.                                                          689,970 +
         13,400   The PMI Group, Inc.                                                              520,188
          6,400   Triad Guaranty, Inc.                                                             348,864*+
         12,600   WellChoice, Inc.                                                                 526,176 *
                                                                                         -----------------
                  TOTAL INSURANCE                                                                3,007,540
                                                                                         -----------------
                  MACHINERY (1.9%)
         51,324   Brooks Automation, Inc.                                                          763,701 *
         13,500   Joy Global, Inc.                                                                 456,165
                                                                                         -----------------
                  TOTAL MACHINERY                                                                1,219,866
                                                                                         -----------------
                  MEDIA--BROADCASTING & PUBLISHING (4.2%)
         37,900   4 Kids Entertainment, Inc.                                                       693,191 *
         18,200   Mediacom Communications Corp.                                                    119,210 *
         48,600   Readers Digest Association, Inc.                                                 684,288
         79,100   Spanish Broadcasting System, Inc.                                                800,492 *
         18,600   Thomas Nelson, Inc.                                                              411,804
                                                                                         -----------------
                  TOTAL MEDIA--BROADCASTING & PUBLISHING                                         2,708,985
                                                                                         -----------------
                  MEDICAL SUPPLIES (4.6%)
         15,900   American Medical Systems Holdings, Inc.                                          589,890 *
         37,500   Andrx Corp.                                                                      811,500 *
         20,400   CYTYC Corp.                                                                      532,236*+
         90,000   Exact Sciences Corp.                                                             238,500 *
         41,900   Synovis Life Technologies, Inc.                                                  443,302 *
         42,500   Thoratec Corp.                                                                   373,150*+
                                                                                         -----------------
                  TOTAL MEDICAL SUPPLIES                                                         2,988,578
                                                                                         -----------------
                  METALS (3.7%)
         26,500   Allegheny Technologies, Inc.                                                     445,465
         12,250   Alliant Techsystems, Inc.                                                        704,252 *
         59,500   Shaw Group, Inc.                                                                 725,305*+
         53,700   USEC, Inc.                                                                       518,742
                                                                                         -----------------
                  TOTAL METALS                                                                   2,393,764
                                                                                         -----------------
                  OIL & GAS (1.3%)
         20,900   Rowan Companies, Inc.                                                            533,577 *
         15,500   Vintage Petroleum, Inc.                                                          325,500
                                                                                         -----------------
                  TOTAL OIL & GAS                                                                  859,077
                                                                                         -----------------
                  PAPER & FOREST PRODUCTS (1.7%)
         50,200   Buckeye Technologies, Inc.                                                       529,610 *
         18,700   Glatfelter                                                                       232,441
         19,400   Smurfit-Stone Container Corp.                                                    336,784 +
                                                                                         -----------------
                  TOTAL PAPER & FOREST PRODUCTS                                                  1,098,835
                                                                                         -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  PHARMACEUTICALS (1.3%)
         69,100   Arena Pharmaceuticals, Inc.                                            $         373,140*+
         28,800   QLT, Inc.                                                                        479,520*+
                                                                                         -----------------
                  TOTAL PHARMACEUTICALS                                                            852,660
                                                                                         -----------------
                  REAL ESTATE (2.2%)
         15,900   American Financial Realty Trust (REIT)                                           233,730
         35,500   Crescent Real Estate Equities Co. (REIT)                                         568,355
         19,300   CRT Properties, Inc. (REIT)                                                      427,688
         15,500   Sunset Financial Resources, Inc. (REIT)                                          166,625
                                                                                         -----------------
                  TOTAL REAL ESTATE                                                              1,396,398
                                                                                         -----------------
                  RESTAURANTS (1.6%)
          9,100   California Pizza Kitchen, Inc.                                                   201,292*+
         33,000   Darden Restaurants, Inc.                                                         808,500
                                                                                         -----------------
                  TOTAL RESTAURANTS                                                              1,009,792
                                                                                         -----------------
                  RETAIL (8.0%)
         18,000   BJ's Wholesale Club, Inc.                                                        522,540 *
         21,600   Borders Group, Inc.                                                              492,264
         27,500   Claire's Stores, Inc.                                                            715,550
         16,200   Electronics Boutique Holdings Corp.                                              553,068*+
         21,700   Longs Drug Stores Corp.                                                          535,990
         13,300   Oshkosh B'Gosh, Inc.                                                             241,528
         18,700   The Bon-Ton Stores, Inc.                                                         224,400
         61,800   Too, Inc.                                                                      1,360,836*+
         29,500   Toys 'R' Us, Inc.                                                                531,295*+
                                                                                         -----------------
                  TOTAL RETAIL                                                                   5,177,471
                                                                                         -----------------
                  TELECOMMUNICATIONS (0.9%)
         21,100   Arris Group, Inc.                                                                 98,115 *
         30,100   Nextel Partners, Inc.                                                            506,884 *
                                                                                         -----------------
                  TOTAL TELECOMMUNICATIONS                                                         604,999
                                                                                         -----------------
                  TEXTILES, CLOTHING & FABRICS (2.6%)
         59,100   Interface, Inc., Class A                                                         513,579 *
         57,400   Warnaco Group, Inc.                                                            1,170,960 *
                                                                                         -----------------
                  TOTAL TEXTILES, CLOTHING & FABRICS                                             1,684,539
                                                                                         -----------------
                  TRANSPORTATION (4.6%)
         37,600   Continental Airlines, Inc., Class B                                              348,928 *
         25,100   Kirby Corp.                                                                    1,054,200 *
         17,600   USF Corp.                                                                        630,784
         46,800   Wabtec Corp.                                                                     948,636
                                                                                         -----------------
                  TOTAL TRANSPORTATION                                                           2,982,548
                                                                                         -----------------
                  TOTAL COMMON STOCK (COST: $49,501,820) (93.0%)                                60,252,798
                                                                                         -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS                                                       VALUE
----------------------------------------------------------------------------------------------------------
$       200,319   Bank of America, 1.88%, due 12/23/04                                   $         200,319**
        210,709   Bank of Montreal, 1.88%, due 11/24/04                                            210,709**
        200,319   Bank of Nova Scotia, 1.76%, due 11/12/04                                         200,319**
        200,319   Bear Stearns Companies, Inc., 2.01%, due 12/15/04                                200,319**
        701,116   BGI Institutional Money Market Fund, 1.801%, due 11/01/04                        701,116**
        400,638   BNP Paribas, 1.975%, due 12/27/04                                                400,638**
        500,798   Calyon, 1.8%, due 11/01/04                                                       500,798**
        400,638   Citigroup, Inc., 1.865%, due 12/20/04                                            400,638**
        200,319   Citigroup, Inc., 2.055%, due 01/25/05                                            200,319**
        600,957   Citigroup, Inc., 2.08%, due 01/28/05                                             600,957**
        400,638   Clipper Receivables Corp., 1.794%, due 11/12/04                                  400,638**
        100,159   Credit Suisse First Boston Corp., 1.826%, due 09/09/05                           100,159**
        200,319   Delaware Funding Corp., 1.853%, due 11/19/04                                     200,319**
        901,435   Den Danske Bank, 1.81%, due 11/15/04                                             901,435**
        300,479   Dreyfus Cash Management Plus Fund, 1.575%, due 11/01/04                          300,479**
        499,563   Falcon Asset Securitization Corp., 1.755%, due 11/10/04                          499,563**
        500,798   Fortis Bank, 1.77%, due 11/02/04                                                 500,798**
        100,160   Fortis Bank, 1.77%, due 11/09/04                                                 100,160**
        499,444   General Electric Capital Corp., 1.843%, due 11/22/04                             499,444**
      4,047,243   Investors Bank & Trust Depository Reserve, 0.75%, due 11/01/04                 4,047,243
         99,143   Jupiter Securitization Corp., 1.803%, due 11/15/04                                99,143**
        500,797   Jupiter Securitization Corp., 1.823%, due 11/17/04                               500,797**
        392,143   Merrill Lynch Premier Institutional Fund, 1.707%, due 11/01/04                   392,143**
        100,159   Merrimac Cash Fund-Premium Class, 1.456%, due 11/01/04                           100,159**
        400,638   Park Avenue Receivables Corp., 1.783%, due 11/01/04                              400,638**
        499,186   PREFCO, 1.813%, due 11/15/04                                                     499,186**
        300,478   Royal Bank of Canada, 1.78%, due 11/10/04                                        300,478**
        200,319   Royal Bank of Canada, 1.813%, due 11/12/04                                       200,319**
      1,161,850   Royal Bank of Scotland, 1.67%, due 11/02/04                                    1,161,850**
        200,319   Royal Bank of Scotland, 2.01%, due 01/20/05                                      200,319**
        399,854   Sheffiled Receivables Corp., 1.823%, due 11/15/04                                399,854**
         97,556   Silver Tower US Funding, 1.915%, due 12/10/04                                     97,556**
      1,059,687   Wells Fargo & Co., 1.87%, due 12/06/04                                         1,059,687**
        198,663   Yorktown Capital LLC, 1.863%, due 11/22/04                                       198,663**
                                                                                         -----------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $16,777,162) (25.9%)                      16,777,162
                                                                                         -----------------
                  TOTAL INVESTMENTS (COST: $66,278,982) (118.9%)                                77,029,960
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 18.9%)                              (12,258,925)
                                                                                         -----------------
                  NET ASSETS (100.0%)                                                    $      64,771,035
                                                                                         =================

NOTES TO THE SCHEDULE OF INVESTMENTS:
REIT - REAL ESTATE INVESTMENT TRUST
     * NON-INCOME PRODUCING.
    ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
     + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO OPPORTUNITY FUND

Investments by Industry*

                                                                     PERCENTAGE OF
INDUSTRY                                                              NET ASSETS
-----------------------------------------------------------------------------------
Banking & Financial Services                                              6.7%
Beverages, Food & Tobacco                                                 1.0
Chemicals                                                                 5.7
Commercial Services                                                       3.6
Computer Services                                                         2.5
Computer Software                                                         4.3
Electric Utilities                                                        2.1
Electrical Equipment                                                      2.5
Electronics                                                               3.7
Energy & Oil Services                                                     3.1
Healthcare                                                                9.0
Heavy Machinery                                                           1.0
Industrial--Diversified                                                   4.6
Insurance                                                                 4.6
Machinery                                                                 1.9
Media--Broadcasting & Publishing                                          4.2
Medical Supplies                                                          4.6
Metals                                                                    3.7
Oil & Gas                                                                 1.3
Paper & Forest Products                                                   1.7
Pharmaceuticals                                                           1.3
Real Estate                                                               2.2
Restaurants                                                               1.6
Retail                                                                    8.0
Telecommunications                                                        0.9
Textiles, Clothing & Fabrics                                              2.6
Transportation                                                            4.6
Short-Term Investments                                                   25.9
                                                                        -----
    Total                                                               118.9%
                                                                        =====

*  THESE CLASSIFICATIONS ARE UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO SELECT EQUITIES FUND

Schedule of Investments                                         October 31, 2004

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  AUTOMOTIVE (2.0% OF NET ASSETS)
      1,276,300   Harley-Davidson, Inc.                                                  $      73,476,591 +
                                                                                         -----------------
                  BANKING & FINANCIAL SERVICES (2.2%)
        635,035   Commerce Bancorp, Inc.                                                        37,619,473 +
      4,901,016   The Charles Schwab Corp.                                                      44,844,296
                                                                                         -----------------
                  TOTAL BANKING & FINANCIAL SERVICES                                            82,463,769
                                                                                         -----------------
                  BIOLOGICAL PRODUCTS (3.4%)
      2,260,623   Amgen, Inc.                                                                  128,403,386*+
                                                                                         -----------------
                  COMPUTER SERVICES (19.3%)
      3,838,295   Cisco Systems, Inc.                                                           73,733,647 *
      3,799,325   Dell, Inc.                                                                   133,204,334 *
      8,462,350   Network Appliance, Inc.                                                      207,073,705 *
      8,430,470   Yahoo!, Inc.                                                                 305,098,709 *
                                                                                         -----------------
                  TOTAL COMPUTER SERVICES                                                      719,110,395
                                                                                         -----------------
                  COMPUTER SOFTWARE (5.4%)
      1,985,510   Electronic Arts, Inc.                                                         89,189,109*+
      1,987,800   Symantec Corp.                                                               113,185,332 *
                                                                                         -----------------
                  TOTAL COMPUTER SOFTWARE                                                      202,374,441
                                                                                         -----------------
                  EDUCATION (1.7%)
        953,600   Apollo Group, Inc.                                                            62,937,600 *
                                                                                         -----------------
                  ELECTRICAL EQUIPMENT (3.7%)
      4,477,178   Applied Materials, Inc.                                                       72,082,566 *
      1,969,475   General Electric Co.                                                          67,198,487
                                                                                         -----------------
                  TOTAL ELECTRICAL EQUIPMENT                                                   139,281,053
                                                                                         -----------------
                  ELECTRONICS (8.0%)
      4,084,882   Maxim Integrated Products, Inc.                                              179,693,959
      3,881,886   XILINX, Inc.                                                                 118,785,712 +
                                                                                         -----------------
                  TOTAL ELECTRONICS                                                            298,479,671
                                                                                         -----------------
                  FOOD RETAILERS (3.9%)
      2,725,060   Starbucks Corp.                                                              144,101,173 *
                                                                                         -----------------
                  HEALTHCARE (4.9%)
      4,050,136   Genentech, Inc.                                                              184,402,692 *
                                                                                         -----------------
                  INSURANCE (13.9%)
      2,820,566   AFLAC, Inc.                                                                  101,201,908
      1,048,353   American International Group, Inc.                                            63,645,511
      3,809,052   Progressive Corp.                                                            356,336,815
                                                                                         -----------------
                  TOTAL INSURANCE                                                              521,184,234
                                                                                         -----------------
                  MEDIA--BROADCASTING & PUBLISHING (6.4%)
        934,154   Pixar, Inc.                                                                   75,124,665*+
      5,074,201   XM Satellite Radio Holdings, Inc.                                            163,998,176*+
                                                                                         -----------------
                  TOTAL MEDIA--BROADCASTING & PUBLISHING                                       239,122,841
                                                                                         -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  RETAIL (15.9%)
      5,189,968   Amazon.com, Inc.                                                       $     177,133,608*+
      2,756,114   eBay, Inc.                                                                   269,024,288 *
      2,032,173   Walgreen Co.                                                                  72,934,689
      1,390,587   Wal-Mart Stores, Inc.                                                         74,980,451
                                                                                         -----------------
                  TOTAL RETAIL                                                                 594,073,036
                                                                                         -----------------
                  TELECOMMUNICATIONS (6.3%)
      5,592,896   Qualcomm, Inc.                                                               233,838,982
                                                                                         -----------------
                  TOTAL COMMON STOCK (COST: $2,932,697,910) (97.0%)                          3,623,249,864
                                                                                         -----------------

   PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS
----------------------------------------------------------------------------------------------------------
$     4,795,986   Bank of America, 1.88%, due 12/23/04                                           4,795,986**
      5,044,737   Bank of Montreal, 1.88%, due 11/24/04                                          5,044,737**
      4,795,986   Bank of Nova Scotia, 1.76%, due 11/12/04                                       4,795,986**
      4,795,986   Bear Stearns Companies, Inc., 2.01%, due 12/15/04                              4,795,986**
     16,785,950   BGI Institutional Money Market Fund, 1.801%, due 11/01/04                     16,785,950**
      9,591,972   BNP Paribas, 1.975%, due 12/27/04                                              9,591,972**
     11,989,965   Calyon, 1.8%, due 11/01/04                                                    11,989,965**
      9,591,972   Citigroup, Inc., 1.865%, due 12/20/04                                          9,591,972**
      4,795,986   Citigroup, Inc., 2.055%, due 01/25/05                                          4,795,986**
     14,387,958   Citigroup, Inc., 2.08%, due 01/28/05                                          14,387,958**
      9,591,972   Clipper Receivables Corp., 1.794%, due 11/12/04                                9,591,972**
      2,397,993   Credit Suisse First Boston Corp., 1.826%, due 09/09/05                         2,397,993**
      4,795,986   Delaware Funding Corp., 1.853%, due 11/19/04                                   4,795,986**
     21,581,937   Den Danske Bank, 1.81%, due 11/15/04                                          21,581,937**
      7,193,979   Dreyfus Cash Management Plus Fund, 1.575%, due 11/01/04                        7,193,979**
     11,960,409   Falcon Asset Securitization Corp., 1.755%, due 11/10/04                       11,960,409**
     11,989,964   Fortis Bank, 1.77%, due 11/02/04                                              11,989,964**
      2,397,993   Fortis Bank, 1.77%, due 11/09/04                                               2,397,993**
     11,957,565   General Electric Capital Corp., 1.843%, due 11/22/04                          11,957,565**
    108,463,331   Investors Bank & Trust Depository Reserve, 0.75%, due 11/01/04               108,463,331
      2,373,653   Jupiter Securitization Corp., 1.803%, due 11/15/04                             2,373,653**
     11,989,965   Jupiter Securitization Corp., 1.823%, due 11/17/04                            11,989,965**
      9,388,598   Merrill Lynch Premier Institutional Fund, 1.707%, due 11/01/04                 9,388,598**
      2,397,993   Merrimac Cash Fund-Premium Class, 1.456%, due 11/01/04                         2,397,993**
      9,591,972   Park Avenue Receivables Corp., 1.783%, due 11/01/04                            9,591,972**
     11,951,384   PREFCO, 1.813%, due 11/15/04                                                  11,951,384**
      7,193,979   Royal Bank of Canada, 1.78%, due 11/10/04                                      7,193,979**
      4,795,985   Royal Bank of Canada, 1.813%, due 11/12/04                                     4,795,985**
     27,816,717   Royal Bank of Scotland, 1.67%, due 11/02/04                                   27,816,717**
      4,795,985   Royal Bank of Scotland, 2.01%, due 01/20/05                                    4,795,985**
      9,573,181   Sheffiled Receivables Corp., 1.823%, due 11/15/04                              9,573,181**
      2,335,652   Silver Tower US Funding, 1.915%, due 12/10/04                                  2,335,652**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS                                                       VALUE
----------------------------------------------------------------------------------------------------------
$    25,370,765   Wells Fargo & Co., 1.87%, due 12/06/04                                 $      25,370,765**
      4,756,338   Yorktown Capital LLC, 1.863%, due 11/22/04                                     4,756,338**
                                                                                         -----------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $413,239,794) (11.1%)                    413,239,794
                                                                                         -----------------
                  TOTAL INVESTMENTS (COST: $3,345,937,704) (108.1%)                          4,036,489,658
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 8.1%)                              (302,087,283)
                                                                                         -----------------
                  NET ASSETS (100.0%)                                                    $   3,734,402,375
                                                                                         =================

NOTES TO THE SCHEDULE OF INVESTMENTS:
   *  NON-INCOME PRODUCING.
  **  REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
   +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO SELECT EQUITIES FUND

Investments by Industry*

                                                                     PERCENTAGE OF
INDUSTRY                                                              NET ASSETS
----------------------------------------------------------------------------------
Automotive                                                                2.0%
Banking & Financial Services                                              2.2
Biological Products                                                       3.4
Computer Services                                                        19.3
Computer Software                                                         5.4
Education                                                                 1.7
Electrical Equipment                                                      3.7
Electronics                                                               8.0
Food Retailers                                                            3.9
Healthcare                                                                4.9
Insurance                                                                13.9
Media--Broadcasting & Publishing                                          6.4
Retail                                                                   15.9
Telecommunications                                                        6.3
Short-Term Investments                                                   11.1
                                                                        -----
     Total                                                              108.1%
                                                                        =====

*    THESE CLASSIFICATIONS ARE UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO SMALL CAP GROWTH FUND

Schedule of Investments                                         October 31, 2004

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  ADVERTISING (4.1% OF NET ASSETS)
         62,000   Monster Worldwide, Inc.                                                $       1,739,100 *
        145,100   ValueClick, Inc.                                                               1,347,979 *
        153,050   Ventiv Health, Inc.                                                            2,647,765 *
                                                                                         -----------------
                  TOTAL ADVERTISING                                                              5,734,844
                                                                                         -----------------
                  BANKING & FINANCIAL SERVICES (2.2%)
         43,000   Jackson Hewitt Tax Service, Inc.                                                 903,000
         33,400   SEI Investments Co.                                                            1,202,066
         33,540   Wilshire Bancorp, Inc.                                                           933,418 *
                                                                                         -----------------
                  TOTAL BANKING & FINANCIAL SERVICES                                             3,038,484
                                                                                         -----------------
                  BEVERAGES, FOOD & TOBACCO (1.3%)
         72,600   Peet's Coffee & Tea, Inc.                                                      1,850,574*+
          5,565   Wild Oats Markets, Inc.                                                           33,835*+
                                                                                         -----------------
                  TOTAL BEVERAGES, FOOD & TOBACCO                                                1,884,409
                                                                                         -----------------
                  COMMERCIAL SERVICES (12.0%)
         43,800   Advisory Board Co.                                                             1,427,004 *
         52,900   Alliance Data Systems Corp.                                                    2,236,612 *
        127,025   Corporate Executive Board Co.                                                  8,085,141
          6,200   Educate, Inc.                                                                     74,648*+
          4,300   eLong, Inc. (ADR)                                                                 58,480 *
         45,300   Gen-Probe, Inc.                                                                1,587,312 *
         40,980   Resources Connection, Inc.                                                     1,720,340 *
         16,600   Strayer Education, Inc.                                                        1,610,864
                                                                                         -----------------
                  TOTAL COMMERCIAL SERVICES                                                     16,800,401
                                                                                         -----------------
                  COMMUNICATIONS (0.3%)
        195,380   Stratex Networks, Inc.                                                           354,615 *
                                                                                         -----------------
                  COMPUTER SERVICES (12.7%)
         79,190   Altiris, Inc.                                                                  2,153,572 *
         52,485   Ask Jeeves, Inc.                                                               1,353,063*+
         23,100   CheckFree Corp.                                                                  716,100*+
        107,300   Cognizant Technology Solutions Corp.                                           3,648,200 *
         61,600   eSPEED, Inc.                                                                     606,760 *
         40,800   F5 Networks, Inc.                                                              1,629,960 *
         37,800   InfoSpace, Inc.                                                                1,984,500*+
          6,400   Jamdat Mobile, Inc.                                                              187,520*+
         43,800   Macromedia, Inc.                                                               1,188,732 *
         43,800   Mercury Interactive Corp.                                                      1,902,234*+
         51,400   Salesforce.com, Inc.                                                           1,044,448*+
         60,500   WebEx Communications, Inc.                                                     1,331,000*+
                                                                                         -----------------
                  TOTAL COMPUTER SERVICES                                                       17,746,089
                                                                                         -----------------
                  COMPUTER SOFTWARE (5.7%)
         80,100   Magma Design Automation, Inc.                                                  1,038,897*+
         23,100   Navteq Corp.                                                                     931,161 *

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  COMPUTER SOFTWARE (CONTINUED)
        140,600   Quest Software, Inc.                                                   $       2,062,602 *
         96,700   Red Hat, Inc.                                                                  1,241,628*+
        179,900   TIBCO Software, Inc.                                                           1,748,628 *
          2,150   Verint Systems, Inc.                                                              83,592 *
         57,400   Witness Systems, Inc.                                                            893,144 *
                                                                                         -----------------
                  TOTAL COMPUTER SOFTWARE                                                        7,999,652
                                                                                         -----------------
                  ELECTRICAL EQUIPMENT (1.5%)
         46,900   Varian Semiconductor Equipment Associates, Inc.                                1,623,209*+
         50,900   Vicor Corp.                                                                      472,861
                                                                                         -----------------
                  TOTAL ELECTRICAL EQUIPMENT                                                     2,096,070
                                                                                         -----------------
                  ELECTRONICS (11.8%)
         37,800   Cymer, Inc.                                                                    1,078,056*+
         90,233   Intersil Corp.                                                                 1,472,603
        153,900   Marvell Technology Group, Ltd.                                                 4,396,923*+
         52,000   Maxim Integrated Products, Inc.                                                2,287,480
         55,900   MKS Instruments, Inc.                                                            884,338 *
         50,900   Mykrolis Corp.                                                                   534,959 *
         32,400   Netlogic Microsystems, Inc.                                                      205,416 *
         78,600   PLX Technology, Inc.                                                             708,579 *
        128,500   PMC-Sierra, Inc.                                                               1,318,410*+
         48,400   Power Integrations, Inc.                                                       1,035,760*+
         63,500   Semtech Corp.                                                                  1,325,880 *
         40,800   Silicon Laboratories, Inc.                                                     1,222,776*+
                                                                                         -----------------
                  TOTAL ELECTRONICS                                                             16,471,180
                                                                                         -----------------
                  ENERGY & OIL SERVICES (0.9%)
         45,500   Patina Oil & Gas Corp.                                                         1,301,300
                                                                                         -----------------
                  ENTERTAINMENT & LEISURE (5.0%)
         17,200   DreamWorks Animation SKG, Inc.                                                   671,660 *
         95,200   K2, Inc.                                                                       1,544,144 *
         81,600   Macrovision Corp.                                                              2,206,464 *
         71,302   Marvel Enterprises, Inc.                                                       1,098,051*+
        116,000   NTN Communications, Inc.                                                         307,400 *
        215,795   Six Flags, Inc.                                                                1,087,607 *
                                                                                         -----------------
                  TOTAL ENTERTAINMENT & LEISURE                                                  6,915,326
                                                                                         -----------------
                  FINANCIAL SERVICES (2.4%)
         72,600   CapitalSource, Inc.                                                            1,626,240*+
         33,300   The First Marblehead Corp.                                                     1,784,880*+
                                                                                         -----------------
                  TOTAL FINANCIAL SERVICES                                                       3,411,120
                                                                                         -----------------
                  HEALTHCARE (1.3%)
         59,000   Affymetrix, Inc.                                                               1,799,500*+
                                                                                         -----------------
                  INDUSTRIAL--DIVERSIFIED (1.4%)
         55,900   MSC Industrial Direct Co.                                                      1,908,426 +
                                                                                         -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  MEDIA--BROADCASTING & PUBLISHING (5.5%)
         20,000   Entercom Communications Corp.                                          $         664,000 *
         92,200   Radio One, Inc.                                                                1,350,730 *
        130,000   Radio One, Inc., Class D                                                       1,909,700 *
         41,700   Univision Communications, Inc.                                                 1,291,032 *
        104,400   Westwood One, Inc.                                                             2,409,552 *
                                                                                         -----------------
                  TOTAL MEDIA--BROADCASTING & PUBLISHING                                         7,625,014
                                                                                         -----------------
                  MEDICAL SUPPLIES (6.2%)
         58,800   Conceptus, Inc.                                                                  503,622*+
         39,300   Digene Corp.                                                                     988,395 *
         20,660   Foxhollow Technologies, Inc.                                                     425,183 *
         43,560   Given Imaging, Ltd.                                                            1,404,810*+
         29,132   Inamed Corp.                                                                   1,548,366 *
         39,440   Intralase Corp.                                                                  758,431*+
         55,900   Kyphon, Inc.                                                                   1,404,208 *
         29,735   Ventana Medical Systems, Inc.                                                  1,609,258 *
                                                                                         -----------------
                  TOTAL MEDICAL SUPPLIES                                                         8,642,273
                                                                                         -----------------
                  PHARMACEUTICALS (10.2%)
         30,990   Caremark Rx, Inc.                                                                928,770 *
         51,100   Connetics Corp.                                                                1,373,568*+
         47,660   Corgentech, Inc.                                                                 908,876*+
         64,400   Cypress Bioscience, Inc.                                                         676,844 *
         79,700   Encysive Pharmaceuticals, Inc.                                                   695,781 *
         49,500   Inspire Pharmaceuticals, Inc.                                                    775,170 *
         77,100   Keryx Biopharmaceuticals, Inc.                                                   896,673 *
         79,340   MGI Pharma, Inc.                                                               2,115,998 *
         72,600   Nektar Therapeutics                                                            1,046,166 *
         53,170   Onyx Pharmaceuticals, Inc.                                                     1,491,950*+
         26,800   Pharmion Corp.                                                                 1,231,460*+
          3,245   Theravance, Inc.                                                                  55,068 *
         83,100   Vicuron Pharmaceuticals, Inc.                                                  1,165,062 *
        171,000   Vion Pharmaceuticals, Inc.                                                       798,570*+
                                                                                         -----------------
                  TOTAL PHARMACEUTICALS                                                         14,159,956
                                                                                         -----------------
                  RESTAURANTS (0.6%)
         27,200   Buffalo Wild Wings, Inc.                                                         783,360 *
                                                                                         -----------------
                  RETAIL (5.1%)
          4,000   Build-A-Bear Workshop, Inc.                                                       97,640 *
         55,950   Cost Plus, Inc.                                                                1,807,185 *
         49,900   Netflix.com, Inc.                                                                472,553*+
         83,100   Petsmart, Inc.                                                                 2,657,538 +
         17,555   Tractor Supply Co.                                                               636,895 *
         39,300   Williams-Sonoma, Inc.                                                          1,500,081*+
                                                                                         -----------------
                  TOTAL RETAIL                                                                   7,171,892
                                                                                         -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS (8.7%)
         55,400   Andrew Corp.                                                           $         774,492 *
        267,245   Mindspeed Technologies, Inc.                                                     633,371 *
         99,455   Polycom, Inc.                                                                  2,053,746*+
         55,900   Research In Motion, Ltd.                                                       4,930,380*+
        126,950   Western Wireless Corp.                                                         3,699,323*+
                                                                                         -----------------
                  TOTAL TELECOMMUNICATIONS                                                      12,091,312
                                                                                         -----------------
                  TEXTILES, CLOTHING & FABRICS (0.7%)
         48,400   Warnaco Group, Inc.                                                              987,360 *
                                                                                         -----------------
                  TOTAL COMMON STOCK (COST: $99,294,984) (99.6%)                               138,922,583
                                                                                         -----------------

   PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS
----------------------------------------------------------------------------------------------------------
$       471,676   Bank of America, 1.88%, due 12/23/04                                             471,676**
        496,140   Bank of Montreal, 1.88%, due 11/24/04                                            496,140**
        471,676   Bank of Nova Scotia, 1.76%, due 11/12/04                                         471,676**
        471,676   Bear Stearns Companies, Inc., 2.01%, due 12/15/04                                471,676**
      1,650,867   BGI Institutional Money Market Fund, 1.801%, due 11/01/04                      1,650,867**
        943,353   BNP Paribas, 1.975%, due 12/27/04                                                943,353**
      1,179,191   Calyon, 1.8%, due 11/01/04                                                     1,179,191**
        943,353   Citigroup, Inc., 1.865%, due 12/20/04                                            943,353**
        471,676   Citigroup, Inc., 2.055%, due 01/25/05                                            471,676**
      1,415,029   Citigroup, Inc., 2.08%, due 01/28/05                                           1,415,029**
        943,353   Clipper Receivables Corp., 1.794%, due 11/12/04                                  943,353**
        235,838   Credit Suisse First Boston Corp., 1.826%, due 09/09/05                           235,838**
        471,676   Delaware Funding Corp., 1.853%, due 11/19/04                                     471,676**
      2,122,544   Den Danske Bank, 1.81%, due 11/15/04                                           2,122,544**
        707,514   Dreyfus Cash Management Plus Fund, 1.575%, due 11/01/04                          707,514**
      1,176,284   Falcon Asset Securitization Corp., 1.755%, due 11/10/04                        1,176,284**
      1,179,191   Fortis Bank, 1.77%, due 11/02/04                                               1,179,191**
        235,838   Fortis Bank, 1.77%, due 11/09/04                                                 235,838**
      1,176,004   General Electric Capital Corp., 1.843%, due 11/22/04                           1,176,004**
        197,688   Investors Bank & Trust Depository Reserve, 0.75%, due 11/01/04                   197,688
        233,444   Jupiter Securitization Corp., 1.803%, due 11/15/04                               233,444**
      1,179,191   Jupiter Securitization Corp., 1.823%, due 11/17/04                             1,179,191**
        923,351   Merrill Lynch Premier Institutional Fund, 1.707%, due 11/01/04                   923,351**
        235,838   Merrimac Cash Fund-Premium Class, 1.456%, due 11/01/04                           235,838**
        943,353   Park Avenue Receivables Corp., 1.783%, due 11/01/04                              943,353**
      1,175,396   PREFCO, 1.813%, due 11/15/04                                                   1,175,396**
        707,514   Royal Bank of Canada, 1.78%, due 11/10/04                                        707,514**
        471,676   Royal Bank of Canada, 1.813%, due 11/12/04                                       471,676**
      2,735,723   Royal Bank of Scotland, 1.67%, due 11/02/04                                    2,735,723**
        471,676   Royal Bank of Scotland, 2.01%, due 01/20/05                                      471,676**
        941,504   Sheffiled Receivables Corp., 1.823%, due 11/15/04                                941,504**
        229,707   Silver Tower US Funding, 1.915%, due 12/10/04                                    229,707**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS                                                       VALUE
----------------------------------------------------------------------------------------------------------
$     2,495,167   Wells Fargo & Co., 1.87%, due 12/06/04                                 $       2,495,167**
        467,777   Yorktown Capital LLC, 1.863%, due 11/22/04                                       467,777**
                                                                                         -----------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $30,171,884) (21.6%)                      30,171,884
                                                                                         -----------------

                  TOTAL INVESTMENTS (COST: $129,466,868) (121.2%)                              169,094,467
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 21.2%)                              (29,624,905)
                                                                                         -----------------
                  NET ASSETS (100.0%)                                                    $     139,469,562
                                                                                         =================

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD IN U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL GAINS.
    *  NON-INCOME PRODUCING.
   **  REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
    +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO SMALL CAP GROWTH FUND

Investments by Industry*

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS
----------------------------------------------------------------------------------
Advertising                                                               4.1%
Banking & Financial Services                                              2.2
Beverages, Food & Tobacco                                                 1.3
Commercial Services                                                      12.0
Communications                                                            0.3
Computer Services                                                        12.7
Computer Software                                                         5.7
Electrical Equipment                                                      1.5
Electronics                                                              11.8
Energy & Oil Services                                                     0.9
Entertainment & Leisure                                                   5.0
Financial Services                                                        2.4
Healthcare                                                                1.3
Industrial--Diversified                                                   1.4
Media--Broadcasting & Publishing                                          5.5
Medical Supplies                                                          6.2
Pharmaceuticals                                                          10.2
Restaurants                                                               0.6
Retail                                                                    5.1
Telecommunications                                                        8.7
Textiles, Clothing & Fabrics                                              0.7
Short-Term Investments                                                   21.6
                                                                        -----
     Total                                                              121.2%
                                                                        =====

*    THESE CLASSIFICATIONS ARE UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO TECHNOLOGY FUND

Schedule of Investments                                         October 31, 2004

   PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS (COST: $966,093) (100.0%)                             VALUE
----------------------------------------------------------------------------------------------------------
$       966,093   Investors Bank & Trust Depository Reserve, 0.75%, due 11/01/04         $         966,093
                                                                                         -----------------
                  TOTAL INVESTMENTS (COST: $966,093) (100.0%)                                      966,093
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 100.0%)                                (966,093)
                                                                                         -----------------
                  NET ASSETS (0.0%)                                                      $              --
                                                                                         =================

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                                       81

US EQUITIES

TCW GALILEO VALUE ADDED FUND

Schedule of Investments

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  AEROSPACE/DEFENSE (0.9% OF NET ASSETS)
         17,740   AAR Corp.                                                              $         208,445 *
            100   Heico Corp.                                                                        1,810
          6,560   Heico Corp., Class A                                                              91,184
                                                                                         -----------------
                  TOTAL AEROSPACE/DEFENSE                                                          301,439
                                                                                         -----------------
                  AUTOMOTIVE (0.8%)
         12,300   Federal Signal Corp.                                                             204,426 +
          3,425   Smith (A.O.) Corp.                                                                90,899
                                                                                         -----------------
                  TOTAL AUTOMOTIVE                                                                 295,325
                                                                                         -----------------
                  BANKING & FINANCIAL SERVICES (4.4%)
          5,000   BankUnited Financial Corp., Class A                                              148,750*+
         10,225   Chittenden Corp.                                                                 289,572
         21,357   First Niagara Financial Group, Inc.                                              297,717
          9,200   Flushing Financial Corp.                                                         177,284
          9,573   Fulton Financial Corp.                                                           205,437
          2,600   NewAlliance Bancshares, Inc.                                                      36,088
         15,000   Provident Financial Services, Inc.                                               270,000
          4,800   Washington Trust Bancorp, Inc.                                                   132,336
                                                                                         -----------------
                  TOTAL BANKING & FINANCIAL SERVICES                                             1,557,184
                                                                                         -----------------
                  BUILDING MATERIALS (0.5%)
          4,835   EMCOR Group, Inc.                                                                191,321 *
                                                                                         -----------------
                  CHEMICALS (4.7%)
         10,100   Cambrex Corp.                                                                    225,937 +
         28,600   Crompton Corp.                                                                   265,980
         16,050   Ferro Corp.                                                                      338,173
          7,600   HB Fuller Co.                                                                    204,440
         15,250   MacDermid, Inc.                                                                  481,290
          4,950   Olin Corp.                                                                        92,565
          3,400   Quaker Chemical Corp.                                                             76,772
                                                                                         -----------------
                  TOTAL CHEMICALS                                                                1,685,157
                                                                                         -----------------
                  COMMERCIAL SERVICES (5.3%)
         11,150   AMN Healthcare Services, Inc.                                                    131,570*+
         21,000   Bowne & Co., Inc.                                                                261,030
          4,300   CDI Corp.                                                                         70,950
         10,740   Corinthian Colleges, Inc.                                                        154,226*+
          8,600   FTI Consulting, Inc.                                                             161,336*+
          2,100   G & K Services, Inc.                                                              82,509
         11,080   MAPICS, Inc.                                                                      98,723 *
         15,700   Pegasus Solutions, Inc.                                                          163,437 *
         38,200   PRG-Schultz International, Inc.                                                  197,876 *
          9,300   Reynolds & Reynolds Co., Class A                                                 228,873
         10,000   Sotheby's Holdings, Inc.                                                         186,900 *
          5,540   Volt Information Sciences, Inc.                                                  160,937 *
                                                                                         -----------------
                  TOTAL COMMERCIAL SERVICES                                                      1,898,367
                                                                                         -----------------

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                                       82

                                                                October 31, 2004

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  COMMUNICATIONS (2.1%)
         24,220   Newport Corp.                                                          $         273,444 *
         65,650   REMEC, Inc.                                                                      361,731 *
         12,600   Symmetricom, Inc.                                                                106,974 *
                                                                                         -----------------
                  TOTAL COMMUNICATIONS                                                             742,149
                                                                                         -----------------
                  COMPUTER SERVICES (4.2%)
         31,200   BISYS Group, Inc.                                                                455,520 *
         13,400   Cray, Inc.                                                                        44,823 *
          7,470   Electro Rent Corp.                                                                84,672
          8,850   FileNET Corp.                                                                    246,295 *
         17,400   InFocus Corp.                                                                    112,056 *
         16,000   Ingram Micro, Inc.                                                               276,000 *
         38,000   Maxtor Corp.                                                                     112,480 *
          7,800   Paxar Corp.                                                                      171,990 *
                                                                                         -----------------
                  TOTAL COMPUTER SERVICES                                                        1,503,836
                                                                                         -----------------
                  COMPUTER SOFTWARE (5.4%)
         18,530   Computer Task Group, Inc.                                                         57,628 *
         18,350   E.piphany, Inc.                                                                   80,373 *
         11,930   Evans & Sutherland Computer Corp.                                                 72,773 *
         10,000   Gartner, Inc.                                                                    119,000 *
         20,200   Gerber Scientific, Inc.                                                          157,964 *
         13,612   Interwoven, Inc.                                                                 123,461 *
         80,450   Manugistics Group, Inc.                                                          205,147 *
         10,700   McAfee, Inc.                                                                     258,940 *
         15,150   NetIQ Corp.                                                                      192,102 *
         62,800   Parametric Technology Corp.                                                      325,932 *
         47,085   Phoenix Technologies, Ltd.                                                       287,124 *
         38,320   Technology Solutions Co.                                                          30,273 *
                                                                                         -----------------
                  TOTAL COMPUTER SOFTWARE                                                        1,910,717
                                                                                         -----------------
                  COSMETICS & HOUSEHOLD PRODUCTS (0.4%)
          6,900   Nu Skin Enterprises, Inc., Class A                                               133,446
                                                                                         -----------------
                  ELECTRIC UTILITIES (0.8%)
         13,930   Veeco Instruments, Inc.                                                          272,192 *
                                                                                         -----------------
                  ELECTRICAL EQUIPMENT (4.9%)
          9,200   Aeroflex, Inc.                                                                   102,120 *
         20,550   Electro Scientific Industries, Inc.                                              348,528 *
         18,200   GrafTech International, Ltd.                                                     168,532 *
         38,625   Merix Corp.                                                                      397,837 *
          8,400   Regal-Beloit Corp.                                                               196,560
         11,600   Varian Semiconductor Equipment Associates, Inc.                                  401,476 *
          9,000   Woodhead Industries, Inc.                                                        141,300
                                                                                         -----------------
                  TOTAL ELECTRICAL EQUIPMENT                                                     1,756,353
                                                                                         -----------------

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                                       83

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  ELECTRONICS (22.1%)
         15,300   Adaptec, Inc.                                                          $         119,340 *
        140,800   Agere Systems, Inc., Class A                                                     170,368 *
          3,365   Analogic Corp.                                                                   143,164
         16,800   ATMI, Inc.                                                                       392,280 *
          5,000   Barnes Group, Inc.                                                               130,000
         32,300   Belden CDT, Inc.                                                                 718,029 +
         15,130   Coherent, Inc.                                                                   365,087 *
          8,550   CommScope, Inc.                                                                  153,986 *
         24,550   CTS Corp.                                                                        324,306
         28,950   Exar Corp.                                                                       434,829 *
         19,500   FEI Co.                                                                          377,520 *
         36,670   FSI International, Inc.                                                          171,066 *
         38,900   Integrated Device Technology, Inc.                                               459,798 *
         12,680   Keithley Instruments, Inc.                                                       221,773
         83,000   KEMET Corp.                                                                      644,080 *
         59,725   Lattice Semiconductor Corp.                                                      296,833*+
          7,150   Maxwell Technologies, Inc.                                                        75,433 *
         46,150   MKS Instruments, Inc.                                                            730,093 *
         48,030   Mykrolis Corp.                                                                   504,795 *
         11,600   Pemstar, Inc.                                                                     19,836 *
         11,700   Planar Systems, Inc.                                                             113,724 *
          6,000   Powell Industries, Inc.                                                           96,720 *
         10,500   SBS Technologies, Inc.                                                           139,965 *
          7,150   Varian, Inc.                                                                     260,832 *
         48,706   Vishay Intertechnology, Inc.                                                     629,769 *
         18,600   Zoran Corp.                                                                      187,674 *
                                                                                         -----------------
                  TOTAL ELECTRONICS                                                              7,881,300
                                                                                         -----------------
                  ENERGY & OIL SERVICES (3.3%)
         13,210   Forest Oil Corp.                                                                 402,905 *
         25,100   Pride International, Inc.                                                        463,848 *
         11,900   Rowan Companies, Inc.                                                            303,807 *
                                                                                         -----------------
                  TOTAL ENERGY & OIL SERVICES                                                    1,170,560
                                                                                         -----------------
                  ENTERTAINMENT & LEISURE (0.7%)
          9,525   Intrawest Corp.                                                                  185,261
          3,400   Vail Resorts, Inc.                                                                68,204 *
                                                                                         -----------------
                  TOTAL ENTERTAINMENT & LEISURE                                                    253,465
                                                                                         -----------------
                  FOODS, HOTELS & RESTAURANTS (0.5%)
         15,800   La Quinta Corp.                                                                  127,190 *
          3,600   The Steak & Shake Company                                                         59,328 *
                                                                                         -----------------
                  TOTAL FOODS, HOTELS & RESTAURANTS                                                186,518
                                                                                         -----------------
                  HEALTHCARE (0.7%)
         11,100   Accredo Health, Inc.                                                             255,633 *
                                                                                         -----------------

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                                       84

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  HEAVY MACHINERY (2.8%)
         15,450   Insituform Technologies, Inc., Class A                                 $         306,219 *
         10,500   Kaydon Corp.                                                                     310,800
          8,090   NN, Inc.                                                                          89,395
          1,200   Thomas Industries, Inc.                                                           40,560
         15,550   Ultratech, Inc.                                                                  264,661 *
                                                                                         -----------------
                  TOTAL HEAVY MACHINERY                                                          1,011,635
                                                                                         -----------------
                  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES (2.0%)
          6,700   Ethan Allen Interiors, Inc.                                                      255,203
         11,200   Herman Miller, Inc.                                                              258,720
         11,900   Select Comfort Corp.                                                             203,728*+
                                                                                         -----------------
                  TOTAL HOME CONSTRUCTION, FURNISHINGS & APPLIANCES                                717,651
                                                                                         -----------------
                  INDUSTRIAL--DIVERSIFIED (0.2%)
          9,025   Lydall, Inc.                                                                      84,925 *
                                                                                         -----------------
                  INSURANCE (2.1%)
          6,090   NYMAGIC, Inc.                                                                    123,627
         14,970   ProCentury Corp.                                                                 144,610
          6,500   RLI Corp.                                                                        247,195
         22,260   USI Holdings Corp.                                                               216,256 *
                                                                                         -----------------
                  TOTAL INSURANCE                                                                  731,688
                                                                                         -----------------
                  MACHINERY (5.3%)
         47,950   Axcelis Technologies, Inc.                                                       412,370 *
         27,200   Brooks Automation, Inc.                                                          404,736 *
         11,300   Flowserve Corp.                                                                  243,854 *
          9,000   Gardner Denver, Inc.                                                             269,820 *
         10,670   Kaman Corp.                                                                      117,370
         36,400   Kulicke & Soffa Industries, Inc.                                                 259,896 *
          4,300   Nordson Corp.                                                                    150,586
            600   Standex International Corp.                                                       15,714
                                                                                         -----------------
                  TOTAL MACHINERY                                                                1,874,346
                                                                                         -----------------
                  MEDIA--BROADCASTING & PUBLISHING (2.8%)
         28,290   Alloy, Inc.                                                                      108,068 *
          9,300   Cumulus Media, Inc.                                                              151,125 *
          6,400   Journal Register Co.                                                             120,320 *
          9,500   Scholastic Corp.                                                                 288,040 *
         13,400   Westwood One, Inc.                                                               309,272 *
                                                                                         -----------------
                  TOTAL MEDIA--BROADCASTING & PUBLISHING                                           976,825
                                                                                         -----------------

                  MEDICAL SUPPLIES (4.4%)
         38,300   Credence Systems Corp.                                                           289,165 *
          6,900   Excel Technology, Inc.                                                           174,018 *
          5,400   ICU Medical, Inc.                                                                121,230*+
         20,356   LeCroy Corp.                                                                     342,591 *
         43,900   LTX Corp.                                                                        285,350 *

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                                       85

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  MEDICAL SUPPLIES (CONTINUED)
          7,500   Priority Healthcare Corp., Class B                                     $         135,450 *
          7,300   Zoll Medical Corp.                                                               233,600 *
                                                                                         -----------------
                  TOTAL MEDICAL SUPPLIES                                                         1,581,404
                                                                                         -----------------
                  METALS (1.8%)
          3,445   CIRCOR International, Inc.                                                        65,283
         10,040   Ladish Co., Inc.                                                                 101,203 *
          5,700   Material Sciences Corp.                                                           74,157 *
          5,400   Penn Engineering & Manufacturing Corp.                                            96,660
         14,800   RTI International Metals, Inc.                                                   296,444 *
                                                                                         -----------------
                  TOTAL METALS                                                                     633,747
                                                                                         -----------------
                  OFFICE EQUIPMENT & SUPPLIES (0.9%)
         25,200   Steelcase, Inc.                                                                  330,120
                                                                                         -----------------
                  OIL & GAS (0.4%)
          3,450   St. Mary Land & Exploration Co.                                                  136,034
                                                                                         -----------------
                  PAPER & FOREST PRODUCTS (0.6%)
         12,050   Interpool, Inc.                                                                  210,875
                                                                                         -----------------
                  PHARMACEUTICALS (0.6%)
          8,200   NBTY, Inc.                                                                       225,828 *
                                                                                         -----------------
                  POLLUTION CONTROL (0.5%)
          7,700   Tetra Tech, Inc.                                                                 101,178 *
          3,570   TRC Companies, Inc.                                                               62,189 *
                                                                                         -----------------
                  TOTAL POLLUTION CONTROL                                                          163,367
                                                                                         -----------------
                  RESTAURANTS (1.0%)
         15,420   California Pizza Kitchen, Inc.                                                   341,090*+
                                                                                         -----------------
                  RETAIL (8.0%)
         26,100   1-800-FLOWERS.COM, Inc.                                                          210,758 *
          8,560   Ann Taylor Stores, Inc.                                                          192,258 *
         32,890   Bell Microproducts, Inc.                                                         288,774 *
         22,900   Callaway Golf Co.                                                                238,847 +
          5,300   Christopher & Banks Corp.                                                         86,125
          7,450   Circuit City Stores, Inc.                                                        121,063
         14,115   Oakley, Inc.                                                                     179,261
          3,200   Pacific Sunwear of California, Inc.                                               75,008 *
         18,770   Payless ShoeSource, Inc.                                                         178,503*+
         19,400   Saks, Inc.                                                                       237,068
          2,600   Sharper Image Corp.                                                               53,235 *
         10,300   Talbots, Inc.                                                                    271,817
         10,200   The Sports Authority, Inc.                                                       246,636 *
         10,100   Too, Inc.                                                                        222,402 *
          2,200   Tractor Supply Co.                                                                79,816 *
         17,475   ValueVision Media, Inc.                                                          182,439 *
                                                                                         -----------------
                  TOTAL RETAIL                                                                   2,864,010
                                                                                         -----------------

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                                       86

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS (0.7%)
         11,600   C-COR, Inc.                                                            $          87,232 *
         14,700   Powerwave Technologies, Inc.                                                     109,809*+
         25,000   WJ Communications, Inc.                                                           49,250 *
                                                                                         -----------------
                  TOTAL TELECOMMUNICATIONS                                                         246,291
                                                                                         -----------------
                  TEXTILES, CLOTHING & FABRICS (1.2%)
         11,600   Russell Corp.                                                                    200,564
         11,350   Warnaco Group, Inc.                                                              231,540 *
                                                                                         -----------------
                  TOTAL TEXTILES, CLOTHING & FABRICS                                               432,104
                                                                                         -----------------
                  TRANSPORTATION (1.9%)
          7,150   Covenant Transport, Inc.                                                         123,802 *
         23,000   Fleetwood Enterprises, Inc.                                                      289,570*+
            410   Florida East Coast Industries, Inc.                                               15,523
          4,800   Wabtec Corp.                                                                      97,296
          3,100   Yellow Roadway Corp.                                                             148,769 *
                                                                                         -----------------
                  TOTAL TRANSPORTATION                                                             674,960
                                                                                         -----------------
                  TOTAL COMMON STOCK (COST: $32,823,895) (98.9%)                                35,231,862
                                                                                         -----------------

   PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS                                                            VALUE
----------------------------------------------------------------------------------------------------------
$        50,193   Bank of America, 1.88%, due 12/23/04                                              50,193**
         52,797   Bank of Montreal, 1.88%, due 11/24/04                                             52,797**
         50,193   Bank of Nova Scotia, 1.76%, due 11/12/04                                          50,193**
         50,193   Bear Stearns Companies, Inc., 2.01%, due 12/15/04                                 50,193**
        175,678   BGI Institutional Money Market Fund, 1.801%, due 11/01/04                        175,678**
        100,387   BNP Paribas, 1.975%, due 12/27/04                                                100,387**
        125,484   Calyon, 1.8%, due 11/01/04                                                       125,484**
        100,387   Citigroup, Inc., 1.865%, due 12/20/04                                            100,387**
         50,193   Citigroup, Inc., 2.055%, due 01/25/05                                             50,193**
        150,580   Citigroup, Inc., 2.08%, due 01/28/05                                             150,580**
        100,387   Clipper Receivables Corp., 1.794%, due 11/12/04                                  100,387**
         25,097   Credit Suisse First Boston Corp., 1.826%, due 09/09/05                            25,097**
         50,193   Delaware Funding Corp., 1.853%, due 11/19/04                                      50,193**
        225,870   Den Danske Bank, 1.81%, due 11/15/04                                             225,870**
         75,290   Dreyfus Cash Management Plus Fund, 1.575%, due 11/01/04                           75,290**
        125,174   Falcon Asset Securitization Corp., 1.755%, due 11/10/04                          125,174**
        125,484   Fortis Bank, 1.77%, due 11/02/04                                                 125,484**
         25,097   Fortis Bank, 1.77%, due 11/09/04                                                  25,097**
        125,144   General Electric Capital Corp., 1.843%, due 11/22/04                             125,144**
        114,847   Investors Bank & Trust Depository Reserve, 0.75%, due 11/01/04                   114,847
         24,842   Jupiter Securitization Corp., 1.803%, due 11/15/04                                24,842**
        125,484   Jupiter Securitization Corp., 1.823%, due 11/17/04                               125,484**
         98,258   Merrill Lynch Premier Institutional Fund, 1.707%, due 11/01/04                    98,258**
         25,097   Merrimac Cash Fund-Premium Class, 1.456%, due 11/01/04                            25,097**
        100,387   Park Avenue Receivables Corp., 1.783%, due 11/01/04                              100,387**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS                                                       VALUE
----------------------------------------------------------------------------------------------------------
$       125,080   PREFCO, 1.813%, due 11/15/04                                           $         125,080**
         75,290   Royal Bank of Canada, 1.78%, due 11/10/04                                         75,290**
         50,193   Royal Bank of Canada, 1.813%, due 11/12/04                                        50,193**
        291,123   Royal Bank of Scotland, 1.67%, due 11/02/04                                      291,123**
         50,193   Royal Bank of Scotland, 2.01%, due 01/20/05                                       50,193**
        100,190   Sheffiled Receivables Corp., 1.823%, due 11/15/04                                100,190**
         24,444   Silver Tower US Funding, 1.915%, due 12/10/04                                     24,444**
        265,524   Wells Fargo & Co., 1.87%, due 12/06/04                                           265,524**
         49,778   Yorktown Capital LLC, 1.863%, due 11/22/04                                        49,778**
                                                                                         -----------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $3,304,551) (9.3%)                         3,304,551
                                                                                         -----------------

                  TOTAL INVESTMENTS (COST: $36,128,446) (108.2%)                                38,536,413
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 8.2%)                                (2,927,113)
                                                                                         -----------------
                  NET ASSETS (100.0%)                                                    $      35,609,300
                                                                                         =================

NOTES TO THE SCHEDULE OF INVESTMENTS:
   *  NON-INCOME PRODUCING.
  **  REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
   +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO VALUE ADDED FUND

Investments by Industry*                                        October 31, 2004

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS
-----------------------------------------------------------------------------------
Aerospace/Defense                                                               0.9%
Automotive                                                                      0.8
Banking & Financial Services                                                    4.4
Building Materials                                                              0.5
Chemicals                                                                       4.7
Commercial Services                                                             5.3
Communications                                                                  2.1
Computer Services                                                               4.2
Computer Software                                                               5.4
Cosmetics & Household Products                                                  0.4
Electric Utilities                                                              0.8
Electrical Equipment                                                            4.9
Electronics                                                                    22.1
Energy & Oil Services                                                           3.3
Entertainment & Leisure                                                         0.7
Foods, Hotels & Restaurants                                                     0.5
Healthcare                                                                      0.7
Heavy Machinery                                                                 2.8
Home Construction, Furnishings & Appliances                                     2.0
Industrial--Diversified                                                         0.2
Insurance                                                                       2.1
Machinery                                                                       5.3
Media--Broadcasting & Publishing                                                2.8
Medical Supplies                                                                4.4
Metals                                                                          1.8
Office Equipment & Supplies                                                     0.9
Oil & Gas                                                                       0.4
Paper & Forest Products                                                         0.6
Pharmaceuticals                                                                 0.6
Pollution Control                                                               0.5
Restaurants                                                                     1.0
Retail                                                                          8.0
Telecommunications                                                              0.7
Textiles, Clothing & Fabrics                                                    1.2
Transportation                                                                  1.9
Short-Term Investments                                                          9.3
                                                                    ---------------
     Total                                                                    108.2%
                                                                    ===============

*    THESE CLASSIFICATIONS ARE UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO VALUE OPPORTUNITIES FUND

Schedule of Investments

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  ADVERTISING (2.2% OF NET ASSETS)
      2,118,834   Interpublic Group of Companies, Inc.                                   $      25,976,905*+
                                                                                         -----------------

                  BANKING & FINANCIAL SERVICES (8.6%)
        642,100   Banknorth Group, Inc.                                                         22,646,867
        650,700   Mellon Financial Corp.                                                        18,805,230
        675,800   North Fork Bancorporation, Inc.                                               29,802,780
        346,500   Piper Jaffray Companies, Inc.                                                 15,152,445 *
        193,700   Zions Bancorp.                                                                12,817,129
                                                                                         -----------------
                  TOTAL BANKING & FINANCIAL SERVICES                                            99,224,451
                                                                                         -----------------

                  BUILDING MATERIALS (1.5%)
        444,580   EMCOR Group, Inc.                                                             17,592,031*+
                                                                                         -----------------

                  COMMERCIAL SERVICES (1.5%)
        701,000   Reynolds & Reynolds Co., Class A                                              17,251,610
                                                                                         -----------------

                  COMPUTER SERVICES (6.1%)
      1,226,100   Novellus Systems, Inc.                                                        31,768,251 *
        707,800   Sungard Data Systems                                                          18,749,622 *
      1,875,900   Unisys Corp.                                                                  19,922,058 *
                                                                                         -----------------
                  TOTAL COMPUTER SERVICES                                                       70,439,931
                                                                                         -----------------

                  COMPUTER SOFTWARE (6.0%)
      1,630,450   McAfee, Inc.                                                                  39,456,890 *
      1,377,100   Veritas Software Corp.                                                        30,130,948*+
                                                                                         -----------------
                  TOTAL COMPUTER SOFTWARE                                                       69,587,838
                                                                                         -----------------

                  ELECTRONICS (19.5%)
      5,991,057   Agere Systems, Inc., Class A                                                   7,249,179 *
      7,983,198   Agere Systems, Inc., Class B                                                   9,180,678 *
        624,700   Anixter International, Inc.                                                   24,138,408 +
      1,027,080   Arrow Electronics, Inc.                                                       24,608,837*+
      1,435,540   Celestica, Inc.                                                               20,786,619 *
      2,105,700   Cypress Semiconductor Corp.                                                   22,173,021*+
      1,158,030   National Semiconductor Corp.                                                  19,339,101 *
      1,847,200   Teradyne, Inc.                                                                30,589,632 *
        793,500   Thermo Electron Corp.                                                         23,011,500 *
        459,000   Varian, Inc.                                                                  16,744,320 *
      2,180,200   Vishay Intertechnology, Inc.                                                  28,189,986 *
                                                                                         -----------------
                  TOTAL ELECTRONICS                                                            226,011,281
                                                                                         -----------------

                  ENERGY & OIL SERVICES (4.6%)
        351,100   Devon Energy Corp.                                                            25,970,867
        760,550   Transocean, Inc.                                                              26,809,387 *
                                                                                         -----------------
                  TOTAL ENERGY & OIL SERVICES                                                   52,780,254
                                                                                         -----------------

                  HEALTHCARE (1.0%)
        546,300   Health Management Associates, Inc.                                            11,286,558 +
                                                                                         -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                October 31, 2004

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES (1.5%)
        632,200   Leggett & Platt, Inc.                                                  $      17,783,786 +
                                                                                         -----------------

                  INSURANCE (7.6%)
        326,750   Arthur J. Gallagher & Co.                                                      9,181,675
      1,106,600   Assurant, Inc.                                                                29,856,068
      1,248,500   Health Net, Inc.                                                              30,288,610*+
        794,900   Old Republic International Corp.                                              18,560,915
                                                                                         -----------------
                  TOTAL INSURANCE                                                               87,887,268
                                                                                         -----------------

                  MACHINERY (8.3%)
        457,600   Cooper Cameron Corp.                                                          22,124,960 *
        352,400   Dover Corp.                                                                   13,838,748
        473,400   Grainger (W.W.), Inc.                                                         27,736,506
        565,650   Pall Corp.                                                                    14,627,709
        553,000   York International Corp.                                                      17,607,520 +
                                                                                         -----------------
                  TOTAL MACHINERY                                                               95,935,443
                                                                                         -----------------

                  MEDIA--BROADCASTING & PUBLISHING (3.1%)
        405,000   Cox Radio, Inc.                                                                6,439,500 *
        223,300   Entercom Communications Corp.                                                  7,413,560 *
        937,178   Readers Digest Association, Inc.                                              13,195,466 +
        398,600   Westwood One, Inc.                                                             9,199,688*+
                                                                                         -----------------
                  TOTAL MEDIA--BROADCASTING & PUBLISHING                                        36,248,214
                                                                                         -----------------

                  MEDICAL SUPPLIES (7.9%)
        325,400   Beckman Coulter, Inc.                                                         19,361,300 +
        655,800   Edwards Lifesciences Corp.                                                    22,415,244*+
        536,550   Hillenbrand Industries, Inc.                                                  26,709,459
      1,114,000   PerkinElmer, Inc.                                                             22,881,560
                                                                                         -----------------
                  TOTAL MEDICAL SUPPLIES                                                        91,367,563
                                                                                         -----------------

                  METALS (1.9%)
        378,350   Alliant Techsystems, Inc.                                                     21,751,341*+
                                                                                         -----------------

                  OIL & GAS (1.0%)
        374,600   Ensco International, Inc.                                                     11,444,030
                                                                                         -----------------

                  PHARMACEUTICALS (1.9%)
        479,400   Charles River Laboratories International, Inc.                                22,431,126*+
                                                                                         -----------------

                  RESTAURANTS (2.3%)
      1,062,900   Darden Restaurants, Inc.                                                      26,041,050
                                                                                         -----------------

                  RETAIL (5.2%)
        907,700   Talbots, Inc.                                                                 23,954,203
        674,600   Tiffany & Co                                                                  19,786,018
        672,100   TJX Companies, Inc.                                                           16,116,958
                                                                                         -----------------
                  TOTAL RETAIL                                                                  59,857,179
                                                                                         -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS (2.2%)
      1,814,650   Andrew Corp.                                                           $      25,368,807*+
                                                                                         -----------------

                  TEXTILES, CLOTHING & FABRICS (2.1%)
        704,300   Jones Apparel Group, Inc.                                                     24,861,790
                                                                                         -----------------

                  TRANSPORTATION (1.8%)
      1,327,700   Southwest Airlines, Inc.                                                      20,937,829 +
                                                                                         -----------------

                  TOTAL COMMON STOCK (COST: $1,051,758,357) (97.8%)                          1,132,066,285
                                                                                         -----------------

   PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS
----------------------------------------------------------------------------------------------------------
$     1,548,756   Bank of America, 1.88%, due 12/23/04                                           1,548,756**
      1,629,085   Bank of Montreal, 1.88%, due 11/24/04                                          1,629,085**
      1,548,756   Bank of Nova Scotia, 1.76%, due 11/12/04                                       1,548,756**
      1,548,756   Bear Stearns Companies, Inc., 2.01%, due 12/15/04                              1,548,756**
      5,420,646   BGI Institutional Money Market Fund, 1.801%, due 11/01/04                      5,420,646**
      3,097,512   BNP Paribas, 1.975%, due 12/27/04                                              3,097,512**
      3,871,890   Calyon, 1.8%, due 11/01/04                                                     3,871,890**
      3,097,513   Citigroup, Inc., 1.865%, due 12/20/04                                          3,097,513**
      1,548,758   Citigroup, Inc., 2.055%, due 01/25/05                                          1,548,758**
      4,646,269   Citigroup, Inc., 2.08%, due 01/28/05                                           4,646,270**
      3,097,512   Clipper Receivables Corp., 1.794%, due 11/12/04                                3,097,512**
        774,378   Credit Suisse First Boston Corp., 1.826%, due 09/09/05                           774,378**
      1,548,756   Delaware Funding Corp., 1.853%, due 11/19/04                                   1,548,756**
      6,969,402   Den Danske Bank, 1.81%, due 11/15/04                                           6,969,402**
      2,323,134   Dreyfus Cash Management Plus Fund, 1.575%, due 11/01/04                        2,323,134**
      3,862,346   Falcon Asset Securitization Corp., 1.755%, due 11/10/04                        3,862,346**
      3,871,890   Fortis Bank, 1.77%, due 11/02/04                                               3,871,890**
        774,378   Fortis Bank, 1.77%, due 11/09/04                                                 774,378**
      3,861,427   General Electric Capital Corp., 1.843%, due 11/22/04                           3,861,427**
     29,996,047   Investors Bank & Trust Depository Reserve, 0.75%, due 11/03/04                29,996,047
        766,518   Jupiter Securitization Corp., 1.803%, due 11/15/04                               766,518**
      3,871,890   Jupiter Securitization Corp., 1.823%, due 11/17/04                             3,871,890**
      3,031,837   Merrill Lynch Premier Institutional Fund, 1.707%, due 11/01/04                 3,031,837**
        774,378   Merrimac Cash Fund-Premium Class, 1.456%, due 11/01/04                           774,378**
      3,097,512   Park Avenue Receivables Corp., 1.783%, due 11/01/04                            3,097,512**
      3,859,431   PREFCO, 1.813%, due 11/15/04                                                   3,859,431**
      2,323,134   Royal Bank of Canada, 1.78%, due 11/10/04                                      2,323,134**
      1,548,756   Royal Bank of Canada, 1.813%, due 11/12/04                                     1,548,756**
      8,982,785   Royal Bank of Scotland, 1.67%, due 11/02/04                                    8,982,785**
      1,548,756   Royal Bank of Scotland, 2.01%, due 01/20/05                                    1,548,756**
      3,091,444   Sheffiled Receivables Corp., 1.823%, due 11/15/04                              3,091,444**
        754,246   Silver Tower US Funding, 1.915%, due 12/10/04                                    754,246**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS
----------------------------------------------------------------------------------------------------------
$     8,192,920   Wells Fargo & Co., 1.87%, due 12/06/04                                 $       8,192,920**
      1,535,954   Yorktown Capital LLC, 1.863%, due 11/22/04                                     1,535,954**
                                                                                         -----------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $128,416,773) (11.1%)                    128,416,773
                                                                                         -----------------

                  TOTAL INVESTMENTS (COST: $1,180,175,130) (108.9%)                          1,260,483,058
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 8.9%)                              (103,539,753)
                                                                                         -----------------
                  NET ASSETS (100.0%)                                                    $   1,156,943,305
                                                                                         =================

NOTES TO THE SCHEDULE OF INVESTMENTS:
   *  NON-INCOME PRODUCING.
  **  REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
   +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO VALUE OPPORTUNITIES FUND

Investments by Industry*

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS
-----------------------------------------------------------------------------------
Advertising                                                                     2.2%
Banking & Financial Services                                                    8.6
Building Materials                                                              1.5
Commercial Services                                                             1.5
Computer Services                                                               6.1
Computer Software                                                               6.0
Electronics                                                                    19.5
Energy & Oil Services                                                           4.6
Healthcare                                                                      1.0
Home Construction, Furnishings & Appliances                                     1.5
Insurance                                                                       7.6
Machinery                                                                       8.3
Media--Broadcasting & Publishing                                                3.1
Medical Supplies                                                                7.9
Metals                                                                          1.9
Oil & Gas                                                                       1.0
Pharmaceuticals                                                                 1.9
Restaurants                                                                     2.3
Retail                                                                          5.2
Telecommunications                                                              2.2
Textiles, Clothing & Fabrics                                                    2.1
Transportation                                                                  1.8
Short-Term Investments                                                         11.1
                                                                    ---------------
     Total                                                                    108.9%
                                                                    ===============

*    THESE CLASSIFICATIONS ARE UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO FUNDS, INC.

Statements of Assets and Liabilities                            October 31, 2004

                                                                 TCW GALILEO
                                                                 AGGRESSIVE         TCW GALILEO        TCW GALILEO
                                                                   GROWTH           CONVERTIBLE        DIVERSIFIED
                                                                  EQUITIES          SECURITIES            VALUE
                                                                    FUND               FUND               FUND
                                                               ---------------    ---------------    ---------------
                                                                            DOLLAR AMOUNTS IN THOUSANDS
                                                                            (EXCEPT PER SHARE AMOUNTS)
ASSETS
   Investments, at Value (1)                                   $       106,859    $        23,241    $        42,289
   Receivables for Securities Sold                                         392                994              2,534
   Receivables for Fund Shares Sold                                        444                  1                  5
   Interest and Dividends Receivable                                        12                 91                 38
                                                               ---------------    ---------------    ---------------
     Total Assets                                                      107,707             24,327             44,866
                                                               ---------------    ---------------    ---------------
LIABILITIES
   Payables for Securities Purchased                                       368                 --                961
   Payables for Fund Shares Redeemed                                         9                949                 --
   Payables Upon Return of Securities Loaned                            16,892              4,264                 --
   Accrued Management Fees                                                  74                 12                 17
   Other Accrued Expenses                                                   71                 51                 66
                                                               ---------------    ---------------    ---------------
     Total Liabilities                                                  17,414              5,276              1,044
                                                               ---------------    ---------------    ---------------
NET ASSETS                                                     $        90,293    $        19,051    $        43,822
                                                               ===============    ===============    ===============
NET ASSETS CONSIST OF:
   Paid-in Capital                                             $       119,694    $        33,874    $        40,142
   Undistributed Net Realized Gain (Loss) on Investments               (68,884)           (16,736)               625
   Unrealized Appreciation on Investments                               39,483              1,872              3,055
   Undistributed Net Investment (Loss)                                      --                 41                 --
                                                               ---------------    ---------------    ---------------
NET ASSETS                                                     $        90,293    $        19,051    $        43,822
                                                               ===============    ===============    ===============
NET ASSETS ATTRIBUTABLE TO:
   I Class Shares                                              $        64,007    $        19,051    $        30,426
                                                               ===============    ===============    ===============
   N Class Shares                                              $        26,286    $            --    $        13,396
                                                               ===============    ===============    ===============
   K Class Shares                                              $           --(2)  $            --    $            --
                                                               ===============    ===============    ===============
CAPITAL SHARES OUTSTANDING:
   I Class                                                           5,255,186          2,247,925          2,465,241
                                                               ===============    ===============    ===============
   N Class                                                           2,205,595                 --          1,087,311
                                                               ===============    ===============    ===============
   K Class                                                                  13                 --                 --
                                                               ===============    ===============    ===============
NET ASSET VALUE PER SHARE:
   I Class                                                     $         12.18    $          8.47    $         12.34
                                                               ===============    ===============    ===============
   N Class                                                     $         11.92    $            --    $         12.32
                                                               ===============    ===============    ===============
   K Class                                                     $         12.18    $            --    $            --
                                                               ===============    ===============    ===============

(1) THE IDENTIFIED COST FOR THE TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND, THE TCW GALILEO CONVERTIBLE SECURITIES FUND AND THE TCW GALILEO DIVERSIFIED VALUE FUND AT OCTOBER 31, 2004 WAS $67,376, $21,369 AND $39,234,
     RESPECTIVELY.
(2)  AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                TCW GALILEO
                                                                TCW GALILEO       FOCUSED        TCW GALILEO      TCW GALILEO
                                                                 DIVIDEND        LARGE CAP         GROWTH           GROWTH
                                                                 FOCUSED           VALUE          EQUITIES         INSIGHTS
                                                                 FUND (3)          FUND             FUND             FUND
                                                               -------------   -------------    -------------    -------------
                                                                                 DOLLAR AMOUNTS IN THOUSANDS
                                                                                 (EXCEPT PER SHARE AMOUNTS)
ASSETS
   Investments, at Value (1)                                   $     242,562   $       1,980    $      11,498    $       1,913
   Receivables for Securities Sold                                     2,284               1              167               --
   Receivable for Fund Shares Sold                                     1,516              --               --               --
   Interest and Dividends Receivable                                     322               3               --               --
   Foreign Tax Reclaim Receivable                                          1              --               --               --
                                                               -------------   -------------    -------------    -------------
     Total Assets                                                    246,685           1,984           11,665            1,913
                                                               -------------   -------------    -------------    -------------
LIABILITIES
   Payables for Securities Purchased                                      --               9               48                5
   Payables for Fund Shares Redeemed                                     311              --               --              598
   Payable Upon Return of Securities Loaned                           31,610              --               --               --
   Accrued Management Fees                                               129              --               --               --
   Other Accrued Expenses                                                142              23               50               24
                                                               -------------   -------------    -------------    -------------
     Total Liabilities                                                32,192              32               98              627
                                                               -------------   -------------    -------------    -------------
NET ASSETS                                                     $     214,493   $       1,952    $      11,567    $       1,286
                                                               =============   =============    =============    =============
NET ASSETS CONSIST OF:
   Paid-in Capital                                             $     199,869   $       1,827    $      11,432    $       2,884
   Undistributed Net Realized Gain (Loss) on Investments               2,119             (64)            (263)          (1,870)
   Unrealized Appreciation on Investments                             12,477             189              398              272
   Undistributed Net Investment Income                                    28              --               --               --
                                                               -------------   -------------    -------------    -------------
NET ASSETS                                                     $     214,493   $       1,952    $      11,567    $       1,286
                                                               =============   =============    =============    =============
NET ASSETS ATTRIBUTABLE TO:
   I Class Shares                                              $          --   $          --    $      11,567    $          --
                                                               =============   =============    =============    =============
   N Class Shares                                              $     214,493   $       1,952    $          --(2) $       1,286
                                                               =============   =============    =============    =============
CAPITAL SHARES OUTSTANDING:
   I Class                                                                --              --        1,159,226               --
                                                               =============   =============    =============    =============
   N Class                                                        20,309,440         178,011               10          206,700
                                                               =============   =============    =============    =============
NET ASSET VALUE PER SHARE:
   I Class                                                     $          --   $          --    $        9.98    $          --
                                                               =============   =============    =============    =============
   N Class                                                     $       10.56   $       10.97    $        9.98    $        6.22
                                                               =============   =============    =============    =============

(1) THE IDENTIFIED COST FOR THE TCW GALILEO DIVIDEND FOCUSED FUND, THE TCW GALILEO FOCUSED LARGE CAP VALUE FUND, THE TCW GALILEO GROWTH EQUITIES FUND AND THE TCW GALILEO GROWTH INSIGHTS FUND AT OCTOBER 31, 2004 WAS $230,085, $1,791, $11,100 AND $1,641, RESPECTIVELY.
(2)  AMOUNT ROUNDS TO LESS THAN $1.
(3)  FORMERLY KNOWN AS TCW GALILEO INCOME + GROWTH FUND. SEE NOTE 1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                TCW GALILEO     TCW GALILEO                       TCW GALILEO
                                                                 LARGE CAP       LARGE CAP       TCW GALILEO         SELECT
                                                                  GROWTH           VALUE         OPPORTUNITY        EQUITIES
                                                                   FUND             FUND            FUND              FUND
                                                               -------------   -------------    -------------    -------------
                                                                                 DOLLAR AMOUNTS IN THOUSANDS
                                                                                 (EXCEPT PER SHARE AMOUNTS)
ASSETS
   Investments, at Value (1)                                   $       4,593   $     136,960    $      77,030    $   4,036,490
   Receivables for Securities Sold                                        --              --              962            5,149
   Receivables for Fund Shares Sold                                       --              86              140            8,880
   Interest and Dividends Receivable                                       2             210               61               75
                                                               -------------   -------------    -------------    -------------
     Total Assets                                                      4,595         137,256           78,193        4,050,594
                                                               -------------   -------------    -------------    -------------
LIABILITIES
   Payables for Securities Purchased                                      --             224              305            4,370
   Payables for Fund Shares Redeemed                                      --               2              260            3,695
   Payables Upon Return of Securities Loaned                             820          12,072           12,730          304,776
   Accrued Management Fees                                                --              57               40            2,339
   Other Accrued Expenses                                                 44              76               87            1,012
                                                               -------------   -------------    -------------    -------------
     Total Liabilities                                                   864          12,431           13,422          316,192
                                                               -------------   -------------    -------------    -------------
NET ASSETS                                                     $       3,731   $     124,825    $      64,771    $   3,734,402
                                                               =============   =============    =============    =============
NET ASSETS CONSIST OF:
   Paid-in Capital                                             $       9,469   $     124,875    $      49,654    $   3,470,531
   Undistributed Net Realized Gain (Loss) on Investments              (6,060)        (22,394)           4,331         (426,681)
   Unrealized Appreciation on Investments                                322          21,723           10,751          690,552
   Undistributed Net Investment Income                                    --             621               35               --
                                                               -------------   -------------    -------------    -------------
NET ASSETS                                                     $       3,731   $     124,825    $      64,771    $   3,734,402
                                                               =============   =============    =============    =============
NET ASSETS ATTRIBUTABLE TO:
   I Class Shares                                              $       3,137   $     118,025    $      28,299    $   2,519,200
                                                               =============   =============    =============    =============
   N Class Shares                                              $         594   $       6,800    $      36,392    $   1,215,148
                                                               =============   =============    =============    =============
   K Class Shares                                              $          --   $          --(2) $          80    $          54
                                                               =============   =============    =============    =============
CAPITAL SHARES OUTSTANDING:
   I Class                                                           369,094       8,654,549        2,129,233      141,621,389
                                                               =============   =============    =============    =============
   N Class                                                            70,264         500,940        2,756,610       69,589,936
                                                               =============   =============    =============    =============
   K Class                                                                --              10            5,995            3,078
                                                               =============   =============    =============    =============
NET ASSET VALUE PER SHARE:
   I Class                                                     $        8.50   $       13.64    $       13.29    $       17.79
                                                               =============   =============    =============    =============
   N Class                                                     $        8.45   $       13.57    $       13.20    $       17.46
                                                               =============   =============    =============    =============
   K Class                                                     $          --   $       13.70    $       13.37    $       17.76
                                                               =============   =============    =============    =============

(1) THE IDENTIFIED COST FOR THE TCW GALILEO LARGE CAP GROWTH FUND, THE TCW GALILEO LARGE CAP VALUE FUND, THE TCW GALILEO OPPORTUNITY FUND AND THE TCW GALILEO SELECT EQUITIES FUND AT OCTOBER 31, 2004 WAS $4,271, $115,237, $66,279 AND $3,345,938, RESPECTIVELY.
(2)  AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                TCW GALILEO                       TCW GALILEO       TCW GALILEO
                                                                 SMALL CAP       TCW GALILEO         VALUE             VALUE
                                                                  GROWTH         TECHNOLOGY          ADDED         OPPORTUNITIES
                                                                   FUND           FUND (3)         FUND (4)            FUND
                                                               -------------    -------------    -------------     -------------
                                                                                  DOLLAR AMOUNTS IN THOUSANDS
                                                                                  (EXCEPT PER SHARE AMOUNTS)
ASSETS
   Investments, at Value (1)                                   $     169,094    $         966    $      38,536     $   1,260,483
   Receivables for Securities Sold                                     1,786               --              772             4,102
   Receivables for Fund Shares Sold                                      151               --               23             2,198
   Interest and Dividends Receivable                                      11               --               10               641
                                                               -------------    -------------    -------------     -------------
     Total Assets                                                    171,042              966           39,341         1,267,424
                                                               -------------    -------------    -------------     -------------
LIABILITIES
   Payables for Securities Purchased                                   1,042               --              334             5,593
   Payables for Fund Shares Redeemed                                     321              932              103             5,304
   Payables Upon Return of Securities Loaned                          29,974               --            3,190            98,421
   Accrued Management Fees                                               118               --               29               771
   Other Accrued Expenses                                                117               34               76               392
                                                               -------------    -------------    -------------     -------------
     Total Liabilities                                                31,572              966            3,732           110,481
                                                               -------------    -------------    -------------     -------------
NET ASSETS                                                     $     139,470    $          --    $      35,609     $   1,156,943
                                                               =============    =============    =============     =============
NET ASSETS CONSIST OF:
   Paid-in Capital                                             $     270,270    $         779    $      30,165     $   1,064,022
   Undistributed Net Realized Gain (Loss) on Investments            (170,427)            (779)           3,036            12,613
   Unrealized Appreciation on Investments                             39,627               --            2,408            80,308
   Undistributed Net Investment Income                                    --               --               --                --
                                                               -------------    -------------    -------------     -------------
NET ASSETS                                                     $     139,470    $          --    $      35,609     $   1,156,943
                                                               =============    =============    =============     =============
NET ASSETS ATTRIBUTABLE TO:
   I Class Shares                                              $      60,251    $          --    $      35,609     $     842,560
                                                               =============    =============    =============     =============
   N Class Shares                                              $      79,219    $          --    $          --(2)  $     313,913
                                                               =============    =============    =============     =============
   K Class Shares                                              $          --(2) $          --    $          --(2)  $         470
                                                               =============    =============    =============     =============
CAPITAL SHARES OUTSTANDING:
   I Class                                                         4,095,868               --        2,619,304        40,495,639
                                                               =============    =============    =============     =============
   N Class                                                         5,484,925               --                7        15,264,877
                                                               =============    =============    =============     =============
   K Class                                                                10               --               12            22,623
                                                               =============    =============    =============     =============
NET ASSET VALUE PER SHARE:
   I Class                                                     $       14.71    $          --    $       13.59     $       20.81
                                                               =============    =============    =============     =============
   N Class                                                     $       14.44    $          --    $       13.71     $       20.56
                                                               =============    =============    =============     =============
   K Class                                                     $       14.71    $          --    $       13.71     $       20.79
                                                               =============    =============    =============     =============

(1) THE IDENTIFIED COST FOR THE TCW GALILEO SMALL CAP GROWTH FUND, THE TCW GALILEO TECHNOLOGY FUND, THE TCW GALILEO VALUE ADDED FUND AND THE TCW GALILEO VALUE OPPORTUNITIES FUND AT OCTOBER 31, 2004 WAS $129,467, $966, $36,128 AND $1,180,175, RESPECTIVELY.
(2)  AMOUNTS ROUND TO LESS THAN $1.
(3)  TCW GALILEO TECHNOLOGY FUND WAS LIQUIDATED ON OCTOBER 31, 2004.
(4)  FORMERLY KNOWN AS TCW GALILEO SMALL CAP VALUE FUND. SEE NOTE 1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO FUNDS, INC.

Statements of Operations                             Year Ended October 31, 2004

                                                                 TCW GALILEO
                                                                 AGGRESSIVE         TCW GALILEO        TCW GALILEO
                                                                   GROWTH           CONVERTIBLE        DIVERSIFIED
                                                                  EQUITIES          SECURITIES            VALUE
                                                                    FUND               FUND               FUND
                                                               ---------------    ---------------    ---------------
                                                                            DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
   Dividends                                                   $           228    $           540    $           386(1)
   Interest                                                                 38                366                 15
   Net Security Lending Income (2)                                          21                  9                 --
                                                               ---------------    ---------------    ---------------
     Total                                                                 287                915                401
                                                               ---------------    ---------------    ---------------
EXPENSES:
   Management Fees                                                       1,147                202                224
   Accounting Service Fees                                                  29                  6                  7
   Administration Fees                                                      52                 16                 18
   Transfer Agent Fees:
     I Class                                                                36                 28                 21
     N Class                                                                76                 --                 24
   Custodian Fees                                                           16                 15                 19
   Professional Fees                                                        35                 36                 27
   Directors' Fees & Expenses                                                9                  9                  9
   Registration Fees:
     I Class                                                                21                 24                 10
     N Class                                                                12                 --                 32
     K Class                                                                 3                 --                 --
   Distribution Fees:
     N Class                                                               101                 --                 25
   Other                                                                    45                 16                 12
                                                               ---------------    ---------------    ---------------
     Total                                                               1,582                352                428
     Less Expenses Borne by Investment Advisor:
        N Class                                                             --                 --                 36
        K Class                                                              3                 --                 --
                                                               ---------------    ---------------    ---------------
        Net Expenses                                                     1,579                352                392
                                                               ---------------    ---------------    ---------------
   Net Investment Income (Loss)                                         (1,292)               563                  9
                                                               ---------------    ---------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain on Investments                                     27,721              3,309              1,186
   Change in Unrealized Appreciation (Depreciation) on
        Investments                                                    (18,868)            (2,208)             1,885
                                                               ---------------    ---------------    ---------------
   Net Realized and Unrealized Gain (Loss) on Investments                8,853              1,101              3,071
                                                               ---------------    ---------------    ---------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $         7,561    $         1,664    $         3,080
                                                               ===============    ===============    ===============

(1) NET OF FOREIGN TAXES WITHHELD. TOTAL AMOUNT WITHHELD FOR THE TCW GALILEO DIVERSIFIED VALUE FUND WAS $1.
(2)  NET OF BROKER FEES.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                 TCW GALILEO
                                                                TCW GALILEO        FOCUSED        TCW GALILEO      TCW GALILEO
                                                                 DIVIDEND         LARGE CAP         GROWTH           GROWTH
                                                                 FOCUSED            VALUE          EQUITIES         INSIGHTS
                                                                 FUND (3)           FUND           FUND (2)           FUND
                                                               -------------    -------------    -------------    -------------
                                                                                  DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
   Dividends                                                   $       1,729(1) $          22    $          11    $           7
   Interest                                                               43                1                1               --
   Net Security Lending Income (5)                                         8               --               --               --
                                                               -------------    -------------    -------------    -------------
     Total                                                             1,780               23               12                7
                                                               -------------    -------------    -------------    -------------
EXPENSES:
   Management Fees                                                       596               11               54               17
   Accounting Service Fees                                                15                1                2                1
   Administration Fees                                                    29                4                7                6
   Transfer Agent Fees:
     I Class                                                              --               --               14               --
     N Class                                                              66                8               --                8
   Custodian Fees                                                         30               11               15                6
   Professional Fees                                                      31               11               31               11
   Directors' Fees & Expenses                                              9                9                8                9
   Registration Fees:
     I Class                                                              --               --               13               --
     N Class                                                              53               --               --               --
   Distribution Fees:
     N Class                                                             199                4               --                5
   Other                                                                  32                2                8                2
                                                               -------------    -------------    -------------    -------------
     Total                                                             1,060               61              152               65
     Less Expenses Borne by Investment Advisor:
        I Class                                                           --               --               60               --
        N Class                                                           --               37               --(4)            34
                                                               -------------    -------------    -------------    -------------
        Net Expenses                                                   1,060               24               92               31
                                                               -------------    -------------    -------------    -------------
   Net Investment Income (Loss)                                          720               (1)             (80)             (24)
                                                               -------------    -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on Investments                             2,457              133             (263)             108
   Change in Unrealized Appreciation (Depreciation) on
        Investments                                                    4,893               40              398              (83)
                                                               -------------    -------------    -------------    -------------
   Net Realized and Unrealized Gain (Loss) on Investments              7,350              173              135               25
                                                               -------------    -------------    -------------    -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $       8,070    $         172    $          55    $           1
                                                               =============    =============    =============    =============

(1) NET OF FOREIGN TAXES WITHHELD. TOTAL AMOUNT WITHHELD FOR THE TCW GALILEO DIVIDEND FOCUSED FUND WAS $3.
(2) FOR THE PERIOD MARCH 1, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2004.
(3)  FORMERLY KNOWN AS TCW GALILEO INCOME + GROWTH FUND. SEE NOTE 1.
(4)  AMOUNT ROUNDS TO LESS THAN $1.
(5)  NET OF BROKER FEES.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                TCW GALILEO      TCW GALILEO                       TCW GALILEO
                                                                 LARGE CAP        LARGE CAP       TCW GALILEO        SELECT
                                                                  GROWTH            VALUE         OPPORTUNITY       EQUITIES
                                                                   FUND              FUND            FUND             FUND
                                                               -------------    -------------    -------------    -------------
                                                                                  DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
   Dividends (1)                                               $          41    $       1,822(1) $         440(1) $       9,496
   Interest                                                                2                5               18              230
   Net Security Lending Income (2)                                        --(3)             9               23              224
                                                               -------------    -------------    -------------    -------------
     Total                                                                43            1,836              481            9,950
                                                               -------------    -------------    -------------    -------------
EXPENSES:
   Management Fees                                                        25              671              519           24,186
   Accounting Service Fees                                                 5               30               17              663
   Administration Fees                                                    15               51               33            1,024
   Transfer Agent Fees:
     I Class                                                              28               30               33              472
     N Class                                                              32               33               56              956
     K Class                                                              --               --               --                8
   Custodian Fees                                                         18               17               23               69
   Professional Fees                                                      28               35               32              192
   Directors' Fees & Expenses                                              9                9                9                9
   Registration Fees:
     I Class                                                              23               20               16               31
     N Class                                                              15               15               31               49
     K Class                                                              --                3               17               22
   Distribution Fees:
     N Class                                                               2               13               74            2,453
   Other                                                                  12               33               25            1,014
                                                               -------------    -------------    -------------    -------------
     Total                                                               212              960              885           31,148
     Less Expenses Borne by Investment Advisor:
        I Class                                                           80               --               --               --
        N Class                                                           58               23               10               --
        K Class                                                           --                3               17               30
                                                               -------------    -------------    -------------    -------------
        Net Expenses                                                      74              934              858           31,118
                                                               -------------    -------------    -------------    -------------
   Net Investment Income (Loss)                                          (31)             902             (377)         (21,168)
                                                               -------------    -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on Investments                               923           10,641            6,011          (84,305)
   Change in Unrealized Appreciation (Depreciation) on
        Investments                                                     (786)           3,495             (199)         239,319
                                                               -------------    -------------    -------------    -------------
   Net Realized and Unrealized Gain (Loss) on Investments                137           14,136            5,812          155,014
                                                               -------------    -------------    -------------    -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $         106    $      15,038    $       5,435    $     133,846
                                                               =============    =============    =============    =============

(1) NET OF FOREIGN TAXES WITHHELD. TOTAL AMOUNT WITHHELD FOR THE TCW GALILEO LARGE CAP VALUE FUND AND THE TCW GALILEO OPPORTUNITY FUND WAS $2 AND $4, RESPECTIVELY.
(2)  NET OF BROKER FEES.
(3)  AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                TCW GALILEO                      TCW GALILEO      TCW GALILEO
                                                                 SMALL CAP      TCW GALILEO         VALUE            VALUE
                                                                  GROWTH        TECHNOLOGY          ADDED        OPPORTUNITIES
                                                                   FUND          FUND (2)          FUND (3)          FUND
                                                               -------------   -------------    -------------    -------------
                                                                                 DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
   Dividends                                                   $         107   $           2    $         222(1) $       7,652
   Interest                                                              765              --                2              247
   Net Security Lending Income (4)                                        80              --                3              121
                                                               -------------   -------------    -------------    -------------
     Total                                                               952               2              227            8,020
                                                               -------------   -------------    -------------    -------------
EXPENSES:
   Management Fees                                                     1,703              11              386            8,137
   Accounting Service Fees                                                40               1               10              212
   Administration Fees                                                    70               7               26              320
   Transfer Agent Fees:
     I Class                                                              33              --               16              283
     N Class                                                             155              32                8              218
     K Class                                                              --              --               --                1
   Custodian Fees                                                         29               9               66               40
   Professional Fees                                                      37              22               31               79
   Directors' Fees & Expenses                                              9               9                9                9
   Registration Fees:
     I Class                                                              19              --               22               32
     N Class                                                              12               8               --(5)            28
     K Class                                                               3              --                3               18
   Distribution Fees:
     N Class                                                             211               3               --              616
   Other                                                                  57               4               14              274
                                                               -------------   -------------    -------------    -------------
     Total                                                             2,378             106              591           10,267
     Less Expenses Borne by Investment Advisor:
        N Class                                                           --              83                8               --
        K Class                                                            3              --                3               19
                                                               -------------   -------------    -------------    -------------
        Net Expenses                                                   2,375              23              580           10,248
                                                               -------------   -------------    -------------    -------------
   Net Investment (Loss)                                              (1,423)            (21)            (353)          (2,228)
                                                               -------------   -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain on Investments                                   20,075             334            4,447           61,150
   Change in Unrealized (Depreciation) on Investments                (20,511)           (374)          (4,681)          (9,205)
                                                               -------------   -------------    -------------    -------------
   Net Realized and Unrealized Gain (Loss) on
       Investments                                                      (436)            (40)            (234)          51,945
                                                               -------------   -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                             $      (1,859)  $         (61)   $        (587)   $      49,717
                                                               =============   =============    =============    =============

(1) NET OF FOREIGN TAXES WITHHELD. TOTAL AMOUNT WITHHELD FOR THE TCW GALILEO VALUE ADDED FUND WAS $1.
(2)  TCW GALILEO TECHNOLOGY FUND WAS LIQUIDATED ON OCTOBER 31, 2004.
(3)  FORMERLY KNOWN AS TCW GALILEO SMALL CAP VALUE FUND. SEE NOTE 1.
(4)  NET OF BROKER FEES.
(5)  AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO FUNDS, INC.

Statement of Changes in Net Assets

                                                                                 TCW GALILEO               TCW GALILEO
                                                                              AGGRESSIVE GROWTH            CONVERTIBLE
                                                                                EQUITIES FUND            SECURITIES FUND
                                                                         ------------------------    ------------------------
                                                                                 YEAR ENDED                 YEAR ENDED
                                                                                 OCTOBER 31,                OCTOBER 31,
                                                                         ------------------------    ------------------------
                                                                            2004          2003          2004          2003
                                                                         ----------    ----------    ----------    ----------
                                                                                       DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment Income (Loss)                                          $   (1,292)   $   (1,460)   $      563    $    2,559
   Net Realized Gain (Loss) on Investments                                   27,721       (11,017)        3,309         4,187
   Change in Unrealized Appreciation (Depreciation) on Investments          (18,868)       57,832        (2,208)        8,826
                                                                         ----------    ----------    ----------    ----------
   Increase in Net Assets Resulting from Operations                           7,561        45,355         1,664        15,572
                                                                         ----------    ----------    ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Investment Income:
     I Class                                                                     --            --          (745)       (2,948)
                                                                         ----------    ----------    ----------    ----------
NET CAPITAL SHARE TRANSACTIONS
   I Class                                                                  (35,884)        3,937       (16,526)      (24,783)
   N Class                                                                  (22,284)        7,837            --            --
   K Class                                                                       --            --(1)         --            --
                                                                         ----------    ----------    ----------    ----------
   Increase (Decrease) in Net Assets Resulting from Net Capital
     Share Transactions                                                     (58,168)       11,774       (16,526)      (24,783)
                                                                         ----------    ----------    ----------    ----------
   Increase (Decrease) in Net Assets                                        (50,607)       57,129       (15,607)      (12,159)
NET ASSETS
   Beginning of Year                                                        140,900        83,771        34,658        46,817
                                                                         ----------    ----------    ----------    ----------
   End of Year                                                           $   90,293    $  140,900    $   19,051    $   34,658
                                                                         ==========    ==========    ==========    ==========

(1) AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                               TCW GALILEO                 TCW GALILEO
                                                                               DIVERSIFIED                   DIVIDEND
                                                                                VALUE FUND                FOCUSED FUND (2)
                                                                         ------------------------    ------------------------
                                                                                YEAR ENDED                  YEAR ENDED
                                                                                OCTOBER 31,                 OCTOBER 31,
                                                                         ------------------------    ------------------------
                                                                            2004          2003          2004          2003
                                                                         ----------    ----------    ----------    ----------
                                                                                      DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment Income                                                 $        9    $        8    $      720    $      318
   Net Realized Gain on Investments                                           1,186            28         2,457         2,810
   Change in Unrealized Appreciation on Investments                           1,885         1,537         4,893         3,941
                                                                         ----------    ----------    ----------    ----------
   Increase in Net Assets Resulting from Operations                           3,080         1,573         8,070         7,069
                                                                         ----------    ----------    ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Investment Income:
     N Class                                                                    (11)          (38)         (719)         (372)
   Distributions from Net Realized Gain:
     N Class                                                                     --            --        (2,596)       (2,684)
                                                                         ----------    ----------    ----------    ----------
   Total Distributions to Shareholders                                          (11)          (38)       (3,315)       (3,056)
                                                                         ----------    ----------    ----------    ----------
NET CAPITAL SHARE TRANSACTIONS
   I Class                                                                   28,869(1)         --            --            --
   N Class                                                                    4,155         2,306       177,789         1,218
                                                                         ----------    ----------    ----------    ----------
   Increase in Net Assets Resulting from Net Capital
     Share Transactions                                                      33,024         2,306       177,789         1,218
                                                                         ----------    ----------    ----------    ----------
   Increase in Net Assets                                                    36,093         3,841       182,544         5,231
NET ASSETS
   Beginning of Year                                                          7,729         3,888        31,949        26,718
                                                                         ----------    ----------    ----------    ----------
   End of Year                                                           $   43,822    $    7,729    $  214,493    $   31,949
                                                                         ==========    ==========    ==========    ==========

(1) FOR THE PERIOD JANUARY 2, 2004 (COMMENCEMENT OF OFFERING OF I CLASS SHARES) THROUGH OCTOBER 31, 2004.
(2)  FORMERLY KNOWN AS TCW GALILEO INCOME + GROWTH FUND. SEE NOTE 1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                 TCW GALILEO            TCW GALILEO             TCW GALILEO
                                                              FOCUSED LARGE CAP           GROWTH                   GROWTH
                                                                 VALUE FUND            EQUITIES FUND           INSIGHTS FUND
                                                          ------------------------   ----------------    -------------------------
                                                                                      MARCH 1, 2004
                                                                                      (COMMENCEMENT
                                                          YEAR ENDED    YEAR ENDED    OF OPERATIONS)     YEAR ENDED    YEAR ENDED
                                                          OCTOBER 31,   OCTOBER 31,      THROUGH         OCTOBER 31,   OCTOBER 31,
                                                             2004          2003      OCTOBER 31, 2004       2004          2003
                                                          ----------    ----------   ----------------    -----------   -----------
                                                                                 DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
Net Investment (Loss)                                     $       (1)   $       --      $      (80)      $       (24)  $       (21)
   Net Realized Gain (Loss) on Investments                       133           (66)           (263)              108          (220)
   Change in Unrealized Appreciation
     (Depreciation) on Investments                                40           278             398               (83)          669
                                                          ----------    ----------      ----------       -----------   -----------
   Increase in Net Assets Resulting from Operations              172           212              55                 1           428
                                                          ----------    ----------      ----------       -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Investment Income:
     N Class                                                      --            (2)             --                --            --
                                                          ----------    ----------      ----------       -----------   -----------
NET CAPITAL SHARE TRANSACTIONS
   I Class                                                        --            --          11,512                --            --
   N Class                                                       784             2              --(1)           (519)         (577)
                                                          ----------    ----------      ----------       -----------   -----------
   Increase (Decrease) in Net Assets Resulting
     from Net Capital Share Transactions                         784             2          11,512              (519)         (577)
                                                          ----------    ----------      ----------       -----------   -----------
   Increase (Decrease) in Net Assets                             956           212          11,567              (518)         (149)
NET ASSETS
   Beginning of Year                                             996           784              --             1,804         1,953
                                                          ----------    ----------      ----------       -----------   -----------
   End of Year                                            $    1,952    $      996      $   11,567       $     1,286   $     1,804
                                                          ==========    ==========      ==========       ===========   ===========

(1)  AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                               TCW GALILEO                 TCW GALILEO
                                                                                LARGE CAP                   LARGE CAP
                                                                               GROWTH FUND                  VALUE FUND
                                                                         ------------------------    ------------------------
                                                                                YEAR ENDED                  YEAR ENDED
                                                                                OCTOBER 31,                 OCTOBER 31,
                                                                         ------------------------    ------------------------
                                                                            2004          2003          2004          2003
                                                                         ----------    ----------    ----------    ----------
                                                                                     DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment Income (Loss)                                          $      (31)   $      (27)   $      902    $      721
   Net Realized Gain (Loss) on Investments                                      923          (669)       10,641       (12,107)
   Change in Unrealized Appreciation (Depreciation) on Investments             (786)        1,787         3,495        30,087
                                                                         ----------    ----------    ----------    ----------
   Increase in Net Assets Resulting from Operations                             106         1,091        15,038        18,701
                                                                         ----------    ----------    ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Investment Income:
     I Class                                                                     --            --          (582)       (1,185)
     N Class                                                                     --            --            --           (13)
                                                                         ----------    ----------    ----------    ----------
   Total Distributions to Shareholders                                           --            --          (582)       (1,198)
                                                                         ----------    ----------    ----------    ----------
NET CAPITAL SHARE TRANSACTIONS
   I Class                                                                   (1,066)       (3,914)       (3,599)      (21,750)
   N Class                                                                      200           (28)        2,321           293
   K Class                                                                       --            --            --            --(1)
                                                                         ----------    ----------    ----------    ----------
   (Decrease) in Net Assets Resulting from Net Capital
     Share Transactions                                                        (866)       (3,942)       (1,278)      (21,457)
                                                                         ----------    ----------    ----------    ----------
   Increase (Decrease) in Net Assets                                           (760)       (2,851)       13,178        (3,954)
NET ASSETS
   Beginning of Year                                                          4,491         7,342       111,647       115,601
                                                                         ----------    ----------    ----------    ----------
   End of Year                                                           $    3,731    $    4,491    $  124,825    $  111,647
                                                                         ==========    ==========    ==========    ==========

(1)  AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                               TCW GALILEO                  TCW GALILEO
                                                                               OPPORTUNITY                SELECT EQUITIES
                                                                                  FUND                         FUND
                                                                         ------------------------    -------------------------
                                                                                YEAR ENDED                  YEAR ENDED
                                                                                OCTOBER 31,                 OCTOBER 31,
                                                                         ------------------------    -------------------------
                                                                            2004          2003           2004         2003
                                                                         ----------    ----------    -----------   -----------
                                                                                      DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment (Loss)                                                 $     (377)   $     (177)   $   (21,168)  $   (11,524)
   Net Realized Gain (Loss) on Investments                                    6,011         1,126        (84,305)     (276,859)
   Change in Unrealized Appreciation (Depreciation) on Investments             (199)       11,850        239,319       976,588
                                                                         ----------    ----------    -----------   -----------
   Increase in Net Assets Resulting from Operations                           5,435        12,799        133,846       688,205
                                                                         ----------    ----------    -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Realized Gain:
     I Class                                                                   (160)           --             --            --
     N Class                                                                   (162)           --             --            --
                                                                         ----------    ----------    -----------   -----------
   Total Distributions to Shareholders                                         (322)           --             --            --
                                                                         ----------    ----------    -----------   -----------
NET CAPITAL SHARE TRANSACTIONS
   I Class                                                                    2,177         2,080        471,621       457,683
   N Class                                                                    9,942        (2,121)       428,641       289,167
   K Class                                                                       80            --(1)          54            --
                                                                         ----------    ----------    -----------   -----------
   Increase (Decrease) in Net Assets Resulting from Net Capital
     Share Transactions                                                      12,199           (41)       900,316       746,850
                                                                         ----------    ----------    -----------   -----------
   Increase in Net Assets                                                    17,312        12,758      1,034,162     1,435,055
NET ASSETS
   Beginning of Year                                                         47,459        34,701      2,700,240     1,265,185
                                                                         ----------    ----------    -----------   -----------
   End of Year                                                           $   64,771    $   47,459    $ 3,734,402   $ 2,700,240
                                                                         ==========    ==========    ===========   ===========

(1)  AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                               TCW GALILEO                 TCW GALILEO
                                                                                SMALL CAP                  TECHNOLOGY
                                                                               GROWTH FUND                   FUND (2)
                                                                         ------------------------    ------------------------
                                                                                YEAR ENDED                 YEAR ENDED
                                                                                OCTOBER 31,                OCTOBER 31,
                                                                         ------------------------    ------------------------
                                                                            2004          2003          2004          2003
                                                                         ----------    ----------    ----------    ----------
                                                                                      DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment (Loss)                                                 $   (1,423)   $   (1,894)   $      (21)   $      (16)
   Net Realized Gain (Loss) on Investments                                   20,075       (30,308)          334           (40)
   Change in Unrealized Appreciation (Depreciation) on Investments          (20,511)       90,215          (374)          450
                                                                         ----------    ----------    ----------    ----------
   Increase (Decrease) in Net Assets Resulting from Operations               (1,859)       58,013           (61)          394
                                                                         ----------    ----------    ----------    ----------
NET CAPITAL SHARE TRANSACTIONS
   I Class                                                                  (36,809)       (4,195)           --            --
   N Class                                                                   (1,479)        1,781          (984)          (26)
   K Class                                                                       --            --(1)         --            --
                                                                         ----------    ----------    ----------    ----------
   (Decrease) in Net Assets Resulting from Net Capital
     Share Transactions                                                     (38,288)       (2,414)         (984)          (26)
                                                                         ----------    ----------    ----------    ----------
   Increase (Decrease) in Net Assets                                        (40,147)       55,599        (1,045)          368
NET ASSETS
   Beginning of Year                                                        179,617       124,018         1,045           677
                                                                         ----------    ----------    ----------    ----------
   End of Year                                                           $  139,470    $  179,617    $       --    $    1,045
                                                                         ==========    ==========    ==========    ==========

(1)  AMOUNT ROUNDS TO LESS THAN $1.
(2)  TCW GALILEO TECHNOLOGY FUND WAS LIQUIDATED ON OCTOBER 31, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                TCW GALILEO             TCW GALILEO VALUE
                                                                                VALUE ADDED               OPPORTUNITIES
                                                                                  FUND (2)                     FUND
                                                                         ------------------------    ------------------------
                                                                                YEAR ENDED                  YEAR ENDED
                                                                                OCTOBER 31,                 OCTOBER 31,
                                                                         ------------------------    ------------------------
                                                                            2004          2003          2004          2003
                                                                         ----------    ----------    ----------    ----------
                                                                                     DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment (Loss)                                                 $     (353)   $     (288)   $    (2,228)   $   (1,380)
   Net Realized Gain (Loss) on Investments                                    4,447         1,004         61,150       (14,594)
   Change in Unrealized Appreciation (Depreciation) on Investments           (4,681)       11,485         (9,205)      189,809
                                                                         ----------    ----------    -----------    ----------
   Increase (Decrease) in Net Assets Resulting from Operations                 (587)       12,201         49,717       173,835
                                                                         ----------    ----------    -----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS
    Distributions from Net Realized Gain:
     I Class                                                                   (301)           --             --            --
                                                                         ----------    ----------    -----------    ----------
NET CAPITAL SHARE TRANSACTIONS
   I Class                                                                    1,573        11,035        255,359       135,783
   N Class                                                                       --            --        167,000        17,616
   K Class                                                                       --            --(1)         452            --(1)
                                                                         ----------    ----------    -----------    ----------
   Increase in Net Assets Resulting from Net Capital
     Share Transactions                                                       1,573        11,035        422,811       153,399
                                                                         ----------    ----------    -----------    ----------
   Increase in Net Assets                                                       685        23,236        472,528       327,234
NET ASSETS
   Beginning of Year                                                         34,924        11,688        684,415       357,181
                                                                         ----------    ----------    -----------    ----------
   End of Year                                                           $   35,609    $   34,924    $ 1,156,943    $  684,415
                                                                         ==========    ==========    ===========    ==========

(1)  AMOUNTS ROUND TO LESS THAN $1.
(2)  FORMERLY KNOWN AS TCW GALILEO SMALL CAP VALUE FUND. SEE NOTE 1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW Galileo Funds, Inc.

Notes to Financial Statements

      NOTE 1 -- ORGANIZATION

      TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 24 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the Funds that are covered in this report:

      TCW GALILEO FUND                                          INVESTMENT OBJECTIVE
      ----------------                                          -----------------------------------------------------------
      CONVERTIBLE SECURITIES FUND

      TCW Galileo Convertible Securities Fund                   Seeks high total return from current income and capital
                                                                appreciation by investing in convertible securities.

      NON-DIVERSIFIED U.S. EQUITY FUNDS

      TCW Galileo Aggressive Growth Equities Fund               Seeks long-term capital appreciation by investing in equity securities of companies that appear to offer above average growth prospects.

      TCW Galileo Focused Large Cap Value Fund                  Seeks long-term capital appreciation by investing in equity securities of 20-50 large capitalization value companies.

      TCW Galileo Growth Equities Fund                          Seeks long-term capital appreciation by investing in equity securities of emerging growth companies.


      TCW Galileo Growth Insights Fund                          Seeks long-term capital appreciation by investing in equity securities issued by companies that are believed to have
                                                                superior growth prospects.

      TCW Galileo Large Cap Growth Fund                         Seeks long-term capital appreciation by investing in equity securities of large capitalization U.S. companies with above average earnings prospects.

      TCW Galileo Large Cap Value Fund                          Seeks long-term capital appreciation by investing in equity securities of large capitalization value companies.


      TCW Galileo Select Equities Fund                          Seeks long-term capital appreciation by investing in common stock of large capitalization companies.


      TCW Galileo Small Cap Growth Fund                         Seeks long-term capital appreciation by investing in equity securities issued by smaller capitalization growth
                                                                companies.

      TCW Galileo Value Added Fund                              Seeks long-term capital appreciation by investing in equity securities issued by small capitalization value companies.

      TCW Galileo Value Opportunities Fund                      Seeks long-term capital appreciation by investing in equity securities issued by midcap value companies.

                                                                October 31, 2004

      TCW GALILEO FUND                                          INVESTMENT OBJECTIVE
      ----------------                                          -----------------------------------------------------------
      DIVERSIFIED U.S. EQUITY FUNDS

      TCW Galileo Diversified Value Fund                        Seeks capital appreciation by investing in equity
                                                                Securities of large capitalizaton companies.

      TCW Galileo Diversified Focused Fund                      Seeks high level of dividend income by investing in equity securities of issuers which pay dividends.

      TCW Galileo Opportunity Fund                              Seeks capital appreciation by investing in equity
                                                                Securities of small capitalization companies.

      The TCW Galileo Aggressive Growth Equities Fund, the TCW Galileo Large Cap Value Fund, the TCW Galileo Opportunity Fund, the TCW Galileo Select Equities Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Value Added Fund, and the TCW Galileo Value Opportunities Fund offer three classes of shares: I Class, N Class and K Class. The TCW Galileo Diversified Value Fund, the TCW Galileo Growth Equities Fund and the TCW Galileo Large Cap Growth Fund offer two classes of shares: I Class and N Class. The other equity funds only offer I or N Class shares. The Classes are substantially the same except that the N Class shares are subject to a distribution fee and the K Class shares are subject to a distribution fee and an administrative services fee. I Class shares are not subject to these fees.

      Effective November 3, 2003, the TCW Galileo Income + Growth Fund changed its name to the TCW Galileo Dividend Focused Fund. Effective March 1, 2004, the TCW Galileo Small Cap Value Fund changed its name to the TCW Galileo Value Added Fund. There is no change in the investment objective for either fund.

      On March 1, 2004, the TCW Galileo Growth Equities Fund commenced operations.

      Effective January 2, 2004, the TCW Galileo Diversified Value Fund began offering I Class Shares.

      On October 1, 2004, the Company announced, after the approval by the Company's Board of Directors, that the TCW Galileo Technology Fund would be liquidated as of October 31, 2004. As a result, the shareholders of the Fund were liquidated based on the net asset value per share calculated on October 29, 2004 (the last business day in October 2004). This transaction was deemed as a taxable transaction.

      NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

      PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

      SECURITY VALUATIONS: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

      Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

      Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts on securities purchased are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

      REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements outstanding at October 31, 2004.

      SECURITY LENDING: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments.

      OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no call options for the year ended October 31, 2004.

      USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

      ALLOCATION OF OPERATING ACTIVITY FOR MULTIPLE CLASSES: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution and administrative services fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income and therefore, the payment of different per share dividends by each class. Please see Note 6.

      NET ASSET VALUE: The Net Asset Value of each fund's shares is determined by dividing the net assets of the fund by the number of issued and outstanding shares on each business day as of 1:00 P.M. Pacific Standard/Daylight Time.

      DIVIDENDS AND DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. The TCW Galileo Convertible Securities Fund and the TCW Galileo Dividend Focused Fund declare and pay, or reinvest, dividends from net investment income quarterly. The other equity funds declare and pay, or reinvest, dividends from net investment income annually. Distribution of any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

      Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

      The TCW Galileo Aggressive Growth Equities Fund and the TCW Galileo Convertible Securities Fund transferred a pro-rata allocation of the investments to a shareholder as a result of an "in-kind" redemption on January 21 and 28, 2004 and March 23, 2004, respectively. The transfer of securities was recorded using the closing prices on those dates. As such, there was no impact to the net asset value per share of the funds. The recording of these transactions created a permanent book to tax difference which resulted in a reclassification of (amounts in thousands) $1,687 and $1,081 from undistributed net realized gain or loss to paid-in capital for the TCW Galileo Aggressive Growth Equities Fund and the TCW Galileo Convertible Securities Fund, respectively.

      NOTE 3 -- SECURITY LENDING

      The Funds listed below have outstanding securities on loan at October 31, 2004. The loans were collateralized with cash which were invested in short-term instruments. Income from these investments, net of broker fees, is shown on the Statement of Operations (amounts in thousands).

                                                                                     MARKET VALUE OF
                                                                                    LOANED SECURITIES   COLLATERAL VALUE
                                                                                    -----------------   ----------------
      TCW Galileo Aggressive Growth Equities Fund                                       $   16,287         $   16,892
      TCW Galileo Convertible Securities Fund                                                4,153              4,264
      TCW Galileo Dividend Focused Fund                                                     30,206             31,610
      TCW Galileo Large Cap Growth Fund                                                        794                820
      TCW Galileo Large Cap Value Fund                                                      11,705             12,072
      TCW Galileo Opportunity Fund                                                          12,099             12,730
      TCW Galileo Select Equities Fund                                                     294,853            304,776
      TCW Galileo Small Cap Growth Fund                                                     28,817             29,974
      TCW Galileo Value Added Fund                                                           3,007              3,190
      TCW Galileo Value Opportunities Fund                                                  94,066             98,421

      NOTE 4 -- FEDERAL INCOME TAXES

      It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

      For the years ended October 31, 2004 and 2003, the funds below realized on a tax basis the following net realized losses on security transactions (amounts in thousands):

                                                                                                    NET REALIZED LOSS
                                                                                                ------------------------
                                                                                                   2004         2003
                                                                                                ----------  ------------
      TCW Galileo Aggressive Growth Equities Fund                                               $       --  $     (5,984)
      TCW Galileo Focused Large Cap Value Fund                                                          --           (66)
      TCW Galileo Growth Equities Fund                                                                (256)           --
      TCW Galileo Growth Insights Fund                                                                  --          (443)
      TCW Galileo Large Cap Growth Fund                                                                 --          (431)
      TCW Galileo Large Cap Value Fund                                                                  --       (11,849)
      TCW Galileo Select Equities Fund                                                             (90,469)     (198,888)
      TCW Galileo Small Cap Growth Fund                                                                 --       (27,310)
      TCW Galileo Technology Fund                                                                       --           (42)
      TCW Galileo Value Opportunities Fund                                                              --       (12,284)

      At October 31, 2004 and 2003, the components of distributable earnings (excluding unrealized depreciation disclosed below) on a tax basis were as follows (amounts in thousands):

                                                       TCW GALILEO              TCW GALILEO            TCW GALILEO
                                                       CONVERTIBLE              DIVERSIFIED              DIVIDEND
                                                     SECURITIES FUND            VALUE FUND             FOCUSED FUND
                                                    ------------------      ------------------     ---------------------
                                                      2004       2003         2004      2003         2004         2003
                                                    --------   -------      -------   --------     --------     --------
      Undistributed Ordinary Income                 $     41   $    13      $    99   $     --     $     --     $    217
      Undistributed Long-Term Gain                        --        --          737         --        2,196        2,186
                                                    --------   -------      -------   --------     --------     --------
      Total Distributable Earnings                  $     41   $    13      $   836   $     --     $  2,196     $  2,403
                                                    ========   =======      =======   ========     ========     ========

                                                        TCW GALILEO             TCW GALILEO              TCW GALILEO
                                                         LARGE CAP              OPPORTUNITY              VALUE ADDED
                                                        VALUE FUND                 FUND                     FUND
                                                    ------------------      ------------------     ---------------------
                                                      2004       2003        2004        2003         2004        2003
                                                    --------   -------      -------   --------     --------     --------
      Undistributed Ordinary Income                 $    621   $   301      $   266   $     --     $  1,266     $    286
      Undistributed Long-Term Gain                        --        --        4,327        319        2,430           --
                                                    --------   -------      -------   --------     --------     --------
      Total Distributable Earnings                  $    621   $   301      $ 4,593   $    319     $  3,696     $    286
                                                    ========   =======      =======   ========     ========     ========

                                                       TCW GALILEO
                                                   VALUE OPPORTUNITIES
                                                           FUND
                                                   -------------------
                                                      2004       2003
                                                   ---------   -------
      Undistributed Ordinary Income                $      --   $    --
      Undistributed Long-Term Gain                    16,174        --
                                                   ---------   -------
      Total Distributable Earnings                 $  16,174   $    --
                                                   =========   =======

      Permanent differences incurred during the year ended October 31, 2004, resulting from differences in book and tax accounting, have been reclassified at year-end between undistributed net investment income
      (loss), undistributed net realized gain (loss) and paid-in capital as follows with no impact to the net asset value per share (amounts in thousands):

                                                            UNDISTRIBUTED      UNDISTRIBUTED
                                                           NET INVESTMENT       NET REALIZED         PAID-IN
                                                            INCOME (LOSS)        GAIN (LOSS)         CAPITAL
                                                           ---------------    ---------------    ---------------
      TCW Galileo Aggressive Growth Equities Fund          $        11,251    $        (1,987)   $        (9,264)
      TCW Galileo Convertible Securities Fund                          595             (1,720)             1,125
      TCW Galileo Diversified Value Fund                                 1                110               (111)
      TCW Galileo Dividend Focused Fund                                  1               (288)               287
      TCW Galileo Focused Large Cap Value Fund                           5                 (1)                (4)
      TCW Galileo Growth Equities Fund                                  80                 --                (80)
      TCW Galileo Growth Insights Fund                                 122                 --               (122)
      TCW Galileo Large Cap Growth Fund                                513                (90)              (423)
      TCW Galileo Large Cap Value Fund                                  --             (1,107)             1,107
      TCW Galileo Opportunity Fund                                     723                 62               (785)
      TCW Galileo Select Equities Fund                              48,866             (1,444)           (47,422)
      TCW Galileo Small Cap Growth Fund                             16,598               (676)           (15,922)
      TCW Galileo Technology Fund                                       64                 --                (64)
      TCW Galileo Value Added Fund                                     813             (1,169)               356
      TCW Galileo Value Opportunities Fund                           6,443             (4,130)            (2,313)

      During the years ended October 31, 2004 and 2003, the tax character of distributions paid was as follows (amounts in thousands):

                                                                                                             TCW GALILEO
                                            TCW GALILEO           TCW GALILEO          TCW GALILEO             FOCUSED
                                            CONVERTIBLE           DIVERSIFIED            DIVIDEND             LARGE CAP
                                            SECURITIES               VALUE               FOCUSED                VALUE
                                               FUND                  FUND                 FUND                   FUND
                                       -------------------   -------------------   -------------------   -------------------
                                         2004       2003       2004       2003       2004       2003       2004       2003
                                       --------   --------   --------   --------   --------   --------   --------   --------
      Distributions paid from:
        Ordinary Income                $    745   $  2,948   $     11   $     38   $    909   $    372   $     --   $      2
        Long-Term Capital Gain               --         --         --         --      2,406      2,684         --         --
                                       --------   --------   --------   --------   --------   --------   --------   --------
      Total Distributions              $    745   $  2,948   $     11   $     38   $  3,315   $  3,056   $     --   $      2
                                       ========   ========   ========   ========   ========   ========   ========   ========

                                            TCW GALILEO               TCW                  TCW
                                             LARGE CAP              GALILEO              GALILEO
                                               VALUE              OPPORTUNITY          VALUE ADDED
                                               FUND                   FUND                 FUND
                                       -------------------   -------------------   -------------------
                                         2004       2003       2004       2003       2004       2003
                                       --------   --------   --------   --------   --------   --------
      Distributions paid from:
        Ordinary Income                $    582   $  1,198   $     --   $     --   $    301   $     --
        Long-Term Capital Gain               --         --        322         --         --         --
                                       --------   --------   --------   --------   --------   --------
      Total Distributions              $    582   $  1,198   $    322   $     --   $    301   $     --
                                       ========   ========   ========   ========   ========   ========

      At October 31, 2004, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                                   TCW GALILEO       TCW GALILEO                        TCW GALILEO
                                                   AGGRESSIVE        CONVERTIBLE       TCW GALILEO       DIVIDEND
                                                     GROWTH           SECURITIES       DIVERSIFIED        FOCUSED
                                                  EQUITIES FUND          FUND          VALUE FUND           FUND
                                                 --------------    --------------    --------------    --------------
      Unrealized Appreciation                    $       42,665    $        2,374    $        3,619    $       14,392
      Unrealized (Depreciation)                          (5,883)             (520)             (776)           (1,992)
                                                 --------------    --------------    --------------    --------------
      Net Unrealized Appreciation                $       36,782    $        1,854    $        2,843    $       12,400
                                                 ==============    ==============    ==============    ==============
      Cost of Investments for Federal
         Income Tax Purposes                     $       70,077    $       21,387    $       39,446    $      230,162
                                                 ==============    ==============    ==============    ==============

                                                   TCW GALILEO      TCW GALILEO        TCW GALILEO      TCW GALILEO
                                                     FOCUSED           GROWTH            GROWTH          LARGE CAP
                                                    LARGE CAP        EQUITIES           INSIGHTS          GROWTH
                                                    VALUE FUND          FUND              FUND             FUND
                                                 --------------    --------------    --------------    --------------
      Unrealized Appreciation                    $          249    $        1,151    $          373    $          334
      Unrealized (Depreciation)                             (62)             (760)             (112)              (98)
                                                 --------------    --------------    --------------    --------------
      Net Unrealized Appreciation                $          187    $          391    $          261    $          236
                                                 ==============    ==============    ==============    ==============
      Cost of Investments for Federal
         Income Tax Purposes                     $        1,793    $       11,107    $        1,652    $        4,357
                                                 ==============    ==============    ==============    ==============

                                                                                       TCW GALILEO       TCW GALILEO
                                                   TCW GALILEO       TCW GALILEO         SELECT           SMALL CAP
                                                    LARGE CAP        OPPORTUNITY        EQUITIES           GROWTH
                                                   VALUE FUND           FUND              FUND              FUND
                                                 --------------    --------------    --------------    --------------
      Unrealized Appreciation                    $       23,206    $       12,507    $      826,701    $       46,789
      Unrealized (Depreciation)                          (1,835)           (1,983)         (161,951)           (8,478)
                                                 --------------    --------------    --------------    --------------
      Net Unrealized Appreciation                $       21,371    $       10,524    $      664,750    $       38,311
                                                 ==============    ==============    ==============    ==============
      Cost of Investments for Federal
         Income Tax Purposes                     $      115,589    $       66,506    $    3,371,740    $      130,783
                                                 ==============    ==============    ==============    ==============

                                                                     TCW GALILEO
                                                   TCW GALILEO          VALUE
                                                   VALUE ADDED      OPPORTUNITIES
                                                       FUND             FUND
                                                  ------------     -------------
      Unrealized Appreciation                     $      3,886     $     136,267
      Unrealized (Depreciation)                         (2,139)          (59,520)
                                                  ------------     -------------
      Net Unrealized Appreciation                 $      1,747     $      76,747
                                                  ============     =============
      Cost of Investments for Federal
         Income Tax Purposes                      $     36,789     $   1,183,736
                                                  ============     =============

      At October 31, 2004, the following funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                                                    EXPIRING IN
                                                                               ----------------------------------------------------
                                                                                  2009          2010          2011          2012
                                                                               ----------    ----------    ----------     ---------
      TCW Galileo Aggressive Growth Equities Fund                              $   24,039    $   36,160    $    5,984     $      --
      TCW Galileo Convertible Securities Fund                                       8,043         8,584            --            --
      TCW Galileo Focused Large Cap Value Fund                                         --            --            62            --
      TCW Galileo Growth Equities Fund                                                 --            --            --           256
      TCW Galileo Growth Insights Fund                                                365         1,051           443            --
      TCW Galileo Large Cap Growth Fund                                             4,947           596           431            --
      TCW Galileo Large Cap Value Fund                                                 --        10,192        11,849            --
      TCW Galileo Select Equities Fund                                             96,926        14,594       198,888        90,469
      TCW Galileo Small Cap Growth Fund                                            58,280        83,521        27,310            --
      TCW Galileo Technology Fund                                                     198           539            42            --

      NOTE 5 -- FUND EXPENSES

      The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

           TCW Galileo Aggressive Growth Equities Fund                                                             1.00%
           TCW Galileo Convertible Securities Fund                                                                 0.75%
           TCW Galileo Diversified Value Fund                                                                      0.75%
           TCW Galileo Dividend Focused Fund                                                                       0.75%
           TCW Galileo Focused Large Cap Value Fund                                                                0.65%
           TCW Galileo Growth Equities Fund                                                                        1.00%
           TCW Galileo Growth Insights Fund                                                                        0.90%
           TCW Galileo Large Cap Growth Fund                                                                       0.55%
           TCW Galileo Large Cap Value Fund                                                                        0.55%
           TCW Galileo Opportunity Fund                                                                            0.90%
           TCW Galileo Select Equities Fund                                                                        0.75%
           TCW Galileo Small Cap Growth Fund                                                                       1.00%
           TCW Galileo Technology Fund                                                                             1.00%
           TCW Galileo Value Added Fund                                                                            1.00%
           TCW Galileo Value Opportunities Fund                                                                    0.80%

      The operating expenses for I and N Classes are limited to the average of the total expense ratios as reported by Lipper, Inc. for each fund's respective investment objective, which is subject to change on a monthly basis. The operating expenses for the K Class are limited to the Lipper average plus 0.25% of the class net assets. This expense limitation is voluntary and is terminable on a six months notice. At October 31, 2004, the average expense ratios reported by Lipper, Inc. as they relate to each fund were:

           TCW Galileo Aggressive Growth Equities Fund                                                             1.70%
           TCW Galileo Convertible Securities Fund                                                                 1.54%
           TCW Galileo Diversified Value Fund                                                                      1.44%
           TCW Galileo Dividend Focused Fund                                                                       1.47%
           TCW Galileo Focused Large Cap Value Fund                                                                1.40%
           TCW Galileo Growth Equities Fund                                                                        1.70%
           TCW Galileo Growth Insights Fund                                                                        1.70%
           TCW Galileo Large Cap Growth Fund                                                                       1.53%
           TCW Galileo Large Cap Value Fund                                                                        1.44%
           TCW Galileo Opportunity Fund                                                                            1.54%
           TCW Galileo Select Equities Fund                                                                        1.53%
           TCW Galileo Small Cap Growth Fund                                                                       1.95%
           TCW Galileo Technology Fund                                                                             2.09%
           TCW Galileo Value Added Fund                                                                            1.61%
           TCW Galileo Value Opportunities Fund                                                                    1.50%

      NOTE 6 -- DISTRIBUTION PLAN

      TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class and K Class shares of each fund. Under the terms of the plan, each fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the fund attributable to its N Class and K Class shares for distribution and related services.

      The K Class shares are also subject to an administrative services fee. The Distributor receives an administrative services fee at an annual rate of up to 0.50% of the average daily net assets of each fund for procuring recordkeeping, subaccounting and other administrative services to investors of the fund. The Distributor expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers.

      NOTE 7 -- PURCHASES AND SALES OF SECURITIES

      Investment transactions (excluding short-term investments) for the year ended October 31, 2004, were as follows (amounts in thousands):

                               TCW GALILEO       TCW GALILEO       TCW GALILEO      TCW GALILEO
                            AGGRESSIVE GROWTH    CONVERTIBLE       DIVERSIFIED        DIVIDEND
                              EQUITIES FUND    SECURITIES FUND      VALUE FUND      FOCUSED FUND
                            -----------------  ---------------   ---------------   ---------------
      Purchases at Cost      $        25,948   $        12,261   $        44,855   $       190,173
                             ===============   ===============   ===============   ===============
      Sales Proceeds         $        82,394   $        28,808   $        16,125   $        33,067
                             ===============   ===============   ===============   ===============

                               TCW GALILEO        TCW GALILEO      TCW GALILEO       TCW GALILEO
                                 FOCUSED            GROWTH           GROWTH           LARGE CAP
                                LARGE CAP          EQUITIES         INSIGHTS           GROWTH
                               VALUE FUND           FUND (1)          FUND              FUND
                             ---------------   ---------------   ---------------   ---------------
      Purchases at Cost      $         1,874   $        12,797   $         1,422   $         3,846
                             ===============   ===============   ===============   ===============
      Sales Proceeds         $         1,140   $         1,598   $         1,377   $         4,773
                             ===============   ===============   ===============   ===============

                               TCW GALILEO                          TCW GALILEO      TCW GALILEO
                                LARGE CAP        TCW GALILEO          SELECT          SMALL CAP
                                  VALUE          OPPORTUNITY         EQUITIES          GROWTH
                                  FUND              FUND               FUND             FUND
                             ---------------   ---------------   ---------------   ---------------
      Purchases at Cost      $        59,315   $        38,206   $     1,280,557   $        71,248
                             ===============   ===============   ===============   ===============
      Sales Proceeds         $        61,367   $        27,582   $       457,015   $       108,742
                             ===============   ===============   ===============   ===============

                                                                     TCW GALILEO
                               TCW GALILEO        TCW GALILEO           VALUE
                               TECHNOLOGY         VALUE ADDED       OPPORTUNITIES
                                  FUND               FUND                FUND
                             ---------------    ---------------    ---------------
      Purchases at Cost      $           233    $        28,185    $       880,092
                             ===============    ===============    ===============
      Sales Proceeds         $         1,140    $        27,222    $       442,639
                             ===============    ===============    ===============

      (1) FOR THE PERIOD FROM MARCH 1, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2004.

      There were no purchases or sales of U.S. Government Securities for the year ended October 31, 2004.

      NOTE 8 -- CAPITAL SHARE TRANSACTIONS

      The Articles of Incorporation permit the Directors to issue one hundred fifty billion shares of capital stock with a par value of $0.001 per share. Transactions in each fund's shares were as follows:

      TCW GALILEO AGGRESSIVE GROWTH                YEAR ENDED                            YEAR ENDED
         EQUITIES FUND                          OCTOBER 31, 2004                      OCTOBER 31, 2003
                                       ----------------------------------    ----------------------------------
                                                               AMOUNT                                AMOUNT
      I CLASS                               SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                              585,508    $         7,261          4,884,087    $        44,646
      Shares Redeemed                       (3,440,666)           (43,145)        (4,511,825)           (40,709)
                                       ---------------    ---------------    ---------------    ---------------
      Net Increase (Decrease)               (2,855,158)   $       (35,884)           372,262    $         3,937
                                       ===============    ===============    ===============    ===============

      TCW GALILEO AGGRESSIVE GROWTH                YEAR ENDED                            YEAR ENDED
        EQUITIES FUND                           OCTOBER 31, 2004                     OCTOBER 31, 2003
                                       ----------------------------------    ----------------------------------
                                                               AMOUNT                                AMOUNT
      N CLASS                               SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                            2,735,056    $        33,078          9,010,461    $        81,050
      Shares Redeemed                       (4,688,457)           (55,362)        (7,898,489)           (73,213)
                                       ---------------    ---------------    ---------------    ---------------
      Net Increase (Decrease)               (1,953,401)   $       (22,284)         1,111,972    $         7,837
                                       ===============    ===============    ===============    ===============

                                                                                      NOVEMBER 1, 2002
                                                                                      (COMMENCEMENT OF
                                                                                        OFFERING OF
      TCW GALILEO AGGRESSIVE GROWTH                YEAR ENDED                      K CLASS SHARES) THROUGH
        EQUITIES FUND                           OCTOBER 31, 2004                      OCTOBER 31, 2003
                                       ----------------------------------    ----------------------------------
                                                               AMOUNT                                AMOUNT
      K CLASS                              SHARES          (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                                   --    $            --                 13    $            --(1)
                                       ---------------    ---------------    ---------------    ---------------
      Net Increase                                  --    $            --                 13    $            --(1)
                                       ===============    ===============    ===============    ===============

      (1) AMOUNTS ROUND TO LESS THAN $1.

      TCW GALILEO CONVERTIBLE                       YEAR ENDED                            YEAR ENDED
         SECURITIES FUND                         OCTOBER 31, 2004                      OCTOBER 31, 2003
                                       -----------------------------------   ----------------------------------
                                                               AMOUNT                                 AMOUNT
      I CLASS                              SHARES          (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                              199,874    $         1,760          7,493,434    $        54,755
      Shares Issued upon Reinvestment
         of Dividends                           77,115                667            372,702              2,827
      Shares Redeemed                       (2,201,299)           (18,953)       (10,349,553)           (82,365)
                                       ---------------    ---------------    ---------------    ---------------
      Net (Decrease)                        (1,924,310)   $       (16,526)        (2,483,417)   $       (24,783)
                                       ===============    ===============    ===============    ===============

                                                 JANUARY 2, 2004
                                                (COMMENCEMENT OF
                                                   OFFERING OF
      TCW GALILEO DIVERSIFIED                I CLASS SHARES) THROUGH
         VALUE FUND                             OCTOBER 31, 2004
                                       ----------------------------------
                                                               AMOUNT
      I CLASS                              SHARES          (IN THOUSANDS)
                                       ---------------    ---------------
      Shares Sold                            2,559,250    $        30,009
      Shares Redeemed                          (94,009)            (1,140)
                                       ---------------    ---------------
      Net Increase                           2,465,241    $        28,869
                                       ===============    ===============

      TCW GALILEO DIVERSIFIED                       YEAR ENDED                            YEAR ENDED
         VALUE FUND                              OCTOBER 31, 2004                      OCTOBER 31, 2003
                                       ----------------------------------    ----------------------------------
                                                               AMOUNT                                AMOUNT
      N CLASS                              SHARES          (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                              926,152    $        10,691            305,900    $         2,751
      Shares Issued upon Reinvestment
         of Dividends                              796                  9              3,817                 32
      Shares Redeemed                         (568,057)            (6,545)           (53,865)              (477)
                                       ---------------    ---------------    ---------------    ---------------
      Net Increase                             358,891    $         4,155            255,852    $         2,306
                                       ===============    ===============    ===============    ===============

      TCW GALILEO DIVIDEND                          YEAR ENDED                            YEAR ENDED
         FOCUSED FUND                            OCTOBER 31, 2004                      OCTOBER 31, 2003
                                       ----------------------------------    ----------------------------------
                                                               AMOUNT                                AMOUNT
      N CLASS                              SHARES          (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                           18,287,498    $       189,759            264,822    $         2,267
      Shares Issued upon Reinvestment
         of Dividends                          314,953              3,054            339,546              2,828
      Shares Redeemed                       (1,449,874)           (15,024)          (443,193)            (3,877)
                                       ---------------    ---------------    ---------------    ---------------
      Net Increase                          17,152,577    $       177,789            161,175    $         1,218
                                       ===============    ===============    ===============    ===============

      TCW GALILEO FOCUSED                           YEAR ENDED                            YEAR ENDED
         LARGE CAP VALUE FUND                    OCTOBER 31, 2004                      OCTOBER 31, 2003
                                       ----------------------------------    ----------------------------------
                                                               AMOUNT                                AMOUNT
      N CLASS                              SHARES          (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                               73,239    $           784                 --    $            --
      Shares Issued upon Reinvestment
         of Dividends                               --                 --                273                  2
                                       ---------------    ---------------    ---------------    ---------------
      Net Increase                              73,239    $           784                273    $             2
                                       ===============    ===============    ===============    ===============

                                                  MARCH 1, 2004
                                                (COMMENCEMENT OF
      TCW GALILEO GROWTH                       OPERATIONS) THROUGH
         EQUITIES FUND                          OCTOBER 31, 2004
                                       ----------------------------------
                                                               AMOUNT
      I CLASS                              SHARES          (IN THOUSANDS)
                                       ---------------    ---------------
      Shares Sold                            1,159,238    $        11,512
      Shares Redeemed                              (12)                --(1)
                                       ---------------    ---------------
      Net Increase                           1,159,226    $        11,512
                                       ===============    ===============

      (1) AMOUNT ROUNDS TO LESS THAN $1.

                                                  MARCH 1, 2004
                                                (COMMENCEMENT OF
      TCW GALILEO GROWTH                       OPERATIONS) THROUGH
         EQUITIES FUND                           OCTOBER 31, 2004
                                       ----------------------------------
                                                               AMOUNT
      N CLASS                               SHARES         (IN THOUSANDS)
                                       ---------------    ---------------
      Shares Sold                                   10    $            --(1)
                                       ---------------    ---------------
      Net Increase                                  10    $            --(1)
                                       ===============    ===============

      (1) AMOUNTS ROUND TO LESS THAN $1.

      TCW GALILEO GROWTH                            YEAR ENDED                            YEAR ENDED
         INSIGHTS FUND                           OCTOBER 31, 2004                      OCTOBER 31, 2003
                                       ----------------------------------    ----------------------------------
                                                               AMOUNT                                AMOUNT
      N CLASS                               SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                               14,862    $            95             19,912    $           105
      Shares Redeemed                          (98,655)              (614)          (149,683)              (682)
                                       ---------------    ---------------    ---------------    ---------------
      Net (Decrease)                           (83,793)   $          (519)          (129,771)   $          (577)
                                       ===============    ===============    ===============    ===============

      TCW GALILEO LARGE CAP                         YEAR ENDED                            YEAR ENDED
         GROWTH FUND                             OCTOBER 31, 2004                      OCTOBER 31, 2003
                                       ----------------------------------    ----------------------------------
                                                               AMOUNT                                AMOUNT
      I CLASS                               SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                              238,493    $         2,076            695,169    $         5,048
      Shares Redeemed                         (359,692)            (3,142)        (1,267,880)            (8,962)
                                       ---------------    ---------------    ---------------    ---------------
      Net (Decrease)                          (121,199)   $        (1,066)          (572,711)   $        (3,914)
                                       ===============    ===============    ===============    ===============

      TCW GALILEO LARGE CAP                         YEAR ENDED                            YEAR ENDED
         GROWTH FUND                             OCTOBER 31, 2004                      OCTOBER 31, 2003
                                       ----------------------------------    ----------------------------------
                                                               AMOUNT                                AMOUNT
      N CLASS                               SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                              188,168    $         1,645            465,769    $         3,304
      Shares Redeemed                         (168,757)            (1,445)          (445,383)            (3,332)
                                       ---------------    ---------------    ---------------    ---------------
      Net Increase (Decrease)                   19,411    $           200             20,386    $           (28)
                                       ===============    ===============    ===============    ===============

      TCW GALILEO LARGE CAP                         YEAR ENDED                            YEAR ENDED
         VALUE FUND                              OCTOBER 31, 2004                      OCTOBER 31, 2003
                                       ----------------------------------    ----------------------------------
                                                               AMOUNT                                AMOUNT
      I CLASS                               SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                            2,617,041    $        34,651          2,356,314    $        25,372
      Shares Issued upon Reinvestment
         of Dividends                           34,966                441             82,377                811
      Shares Redeemed                       (2,908,758)           (38,691)        (5,088,107)           (47,933)
                                       ---------------    ---------------    ---------------    ---------------
      Net (Decrease)                          (256,751)   $        (3,599)        (2,649,416)   $       (21,750)
                                       ===============    ===============    ===============    ===============

      TCW GALILEO LARGE CAP                         YEAR ENDED                            YEAR ENDED
         VALUE FUND                              OCTOBER 31, 2004                      OCTOBER 31, 2003
                                       ----------------------------------    ----------------------------------
                                                               AMOUNT                                AMOUNT
      N CLASS                               SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                              265,366    $         3,493            279,564    $         2,854
      Shares Issued upon Reinvestment
         of Dividends                               --                 --              1,275                 12
      Shares Redeemed                          (89,372)            (1,172)          (252,743)            (2,573)
                                       ---------------    ---------------    ---------------    ---------------
      Net Increase                             175,994    $         2,321             28,096    $           293
                                       ===============    ===============    ===============    ===============

                                                                                      NOVEMBER 1, 2002
                                                                                      (COMMENCEMENT OF
                                                                                         OFFERING OF
      TCW GALILEO LARGE CAP                         YEAR ENDED                     K CLASS SHARES) THROUGH
         VALUE FUND                              OCTOBER 31, 2004                      OCTOBER 31, 2003
                                       ----------------------------------    ----------------------------------
                                                               AMOUNT                                AMOUNT
      K CLASS                               SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                                   --    $            --                 10    $            --(1)
                                       ---------------    ---------------    ---------------    ---------------
      Net Increase                                  --    $            --                 10    $            --(1)
                                       ===============    ===============    ===============    ===============

      (1) AMOUNTS ROUND TO LESS THAN $1.

      TCW GALILEO OPPORTUNITY                       YEAR ENDED                            YEAR ENDED
         FUND                                    OCTOBER 31, 2004                      OCTOBER 31, 2003
                                       ----------------------------------    ----------------------------------
                                                               AMOUNT                                AMOUNT
      I CLASS                               SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                            1,219,114    $        16,039            805,340    $         7,816
      Shares Issued upon Reinvestment
         of Dividends                           12,612                156                 --                 --
      Shares Redeemed                       (1,054,526)           (14,018)          (594,414)            (5,736)
                                       ---------------    ---------------    ---------------    ---------------
      Net Increase                             177,200    $         2,177            210,926    $         2,080
                                       ===============    ===============    ===============    ===============

      TCW GALILEO OPPORTUNITY                       YEAR ENDED                            YEAR ENDED
         FUND                                    OCTOBER 31, 2004                      OCTOBER 31, 2003
                                       ----------------------------------    ----------------------------------
                                                               AMOUNT                                AMOUNT
      N CLASS                               SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                            1,172,900    $        15,445            280,219    $         3,063
      Shares Issued upon Reinvestment
         of Dividends                           12,085                149                 --                 --
      Shares Redeemed                         (439,276)            (5,652)          (519,543)            (5,184)
                                       ---------------    ---------------    ---------------    ---------------
      Net Increase (Decrease)                  745,709    $         9,942           (239,324)   $        (2,121)
                                       ===============    ===============    ===============    ===============

                                                                                     NOVEMBER 1, 2002
                                                                                     (COMMENCEMENT OF
                                                                                        OFFERING OF
                                                    YEAR ENDED                    K CLASS SHARES) THROUGH
                                                 OCTOBER 31, 2004                     OCTOBER 31, 2003
      TCW GALILEO OPPORTUNITY          ----------------------------------    ----------------------------------
         FUND                                                  AMOUNT                                AMOUNT
      K CLASS                               SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                                5,984    $            80                 11    $            --(1)
                                       ---------------    ---------------    ---------------    ---------------
      Net Increase                               5,984    $            80                 11    $            --(1)
                                       ===============    ===============    ===============    ===============

      (1) AMOUNTS ROUND TO LESS THAN $1.

      TCW GALILEO SELECT                            YEAR ENDED                            YEAR ENDED
         EQUITIES FUND                           OCTOBER 31, 2004                      OCTOBER 31, 2003
                                       ----------------------------------    ----------------------------------
                                                               AMOUNT                                AMOUNT
      I CLASS                               SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                           63,617,686    $     1,104,053         62,289,108    $       875,628
      Shares Redeemed                      (36,444,178)          (632,432)       (31,734,195)          (417,945)
                                       ---------------    ---------------    ---------------    ---------------
      Net Increase                          27,173,508    $       471,621         30,554,913    $       457,683
                                       ===============    ===============    ===============    ===============

      TCW GALILEO SELECT                            YEAR ENDED                            YEAR ENDED
         EQUITIES FUND                           OCTOBER 31, 2004                      OCTOBER 31, 2003
                                       ----------------------------------    ----------------------------------
                                                               AMOUNT                                AMOUNT
      N CLASS                               SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                           42,494,878    $       730,535         33,181,980    $       457,156
      Shares Redeemed                      (17,928,398)          (301,894)       (12,451,876)          (167,989)
                                       ---------------    ---------------    ---------------    ---------------
      Net Increase                          24,566,480    $       428,641         20,730,104    $       289,167
                                       ===============    ===============    ===============    ===============

      TCW GALILEO SELECT                            YEAR ENDED                            YEAR ENDED
         EQUITIES FUND                           OCTOBER 31, 2004                      OCTOBER 31, 2003
                                       ----------------------------------    ----------------------------------
                                                               AMOUNT                                AMOUNT
      K CLASS                               SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                                3,072    $            54                 --    $            --
                                       ---------------    ---------------    ---------------    ---------------
      Net Increase                               3,072    $            54                 --    $            --
                                       ===============    ===============    ===============    ===============

      TCW GALILEO SMALL CAP                         YEAR ENDED                            YEAR ENDED
          GROWTH FUND                            OCTOBER 31, 2004                      OCTOBER 31, 2003
                                       ----------------------------------    ----------------------------------
                                                               AMOUNT                                AMOUNT
      I CLASS                               SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                            1,263,089    $        18,739          6,604,896    $        75,286
      Shares Redeemed                       (3,802,528)           (55,548)        (6,942,255)           (79,481)
                                       ---------------    ---------------    ---------------    ---------------
      Net (Decrease)                        (2,539,439)   $       (36,809)          (337,359)   $        (4,195)
                                       ===============    ===============    ===============    ===============

      TCW GALILEO SMALL CAP                         YEAR ENDED                            YEAR ENDED
         GROWTH FUND                             OCTOBER 31, 2004                      OCTOBER 31, 2003
                                       ----------------------------------    ----------------------------------
                                                               AMOUNT                                AMOUNT
      N CLASS                               SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                            5,040,188    $        74,849          8,630,290    $       100,383
      Shares Redeemed                       (5,188,455)           (76,328)        (8,197,363)           (98,602)
                                       ---------------    ---------------    ---------------    ---------------
      Net Increase (Decrease)                 (148,267)   $        (1,479)           432,927    $         1,781
                                       ===============    ===============    ===============    ===============

                                                                                      NOVEMBER 1, 2002
                                                                                      (COMMENCEMENT OF
                                                                                         OFFERING OF
      TCW GALILEO SMALL CAP                         YEAR ENDED                      K CLASS SHARES) THROUGH
         GROWTH FUND                             OCTOBER 31, 2004                      OCTOBER 31, 2003
                                       ----------------------------------    ----------------------------------
                                                               AMOUNT                                AMOUNT
      K CLASS                              SHARES          (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                                   --    $            --                 10    $            --(1)
                                       ---------------    ---------------    ---------------    ---------------
      Net Increase                                  --    $            --                 10    $            --(1)
                                       ===============    ===============    ===============    ===============

      (1) AMOUNTS ROUND TO LESS THAN $1.

      TCW GALILEO TECHNOLOGY                        YEAR ENDED                            YEAR ENDED
         FUND                                    OCTOBER 31, 2004                      OCTOBER 31, 2003
                                       ----------------------------------    ----------------------------------
                                                               AMOUNT                                AMOUNT
      N CLASS                              SHARES          (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                               40,494    $           136             38,487    $            97
      Shares Redeemed                         (353,091)            (1,120)           (46,985)              (123)
                                       ---------------    ---------------    ---------------    ---------------
      Net (Decrease)                          (312,597)   $          (984)            (8,498)   $           (26)
                                       ===============    ===============    ===============    ===============

      TCW GALILEO VALUE                             YEAR ENDED                            YEAR ENDED
         ADDED FUND                              OCTOBER 31, 2004                      OCTOBER 31, 2003
                                       ----------------------------------    ----------------------------------
                                                               AMOUNT                                AMOUNT
      I CLASS                              SHARES          (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                              777,124    $        11,313          1,754,040    $        16,942
      Shares Issued upon Reinvestment
         of Dividends                           20,272                291                 --                 --
      Shares Redeemed                         (707,964)           (10,031)          (609,997)            (5,907)
                                       ---------------    ---------------    ---------------    ---------------
      Net Increase                              89,432    $         1,573          1,144,043    $        11,035
                                       ===============    ===============    ===============    ===============

      TCW GALILEO VALUE                             YEAR ENDED                            YEAR ENDED
         ADDED FUND                              OCTOBER 31, 2004                      OCTOBER 31, 2003
                                       ----------------------------------    ----------------------------------
                                                               AMOUNT                                AMOUNT
      K CLASS                              SHARES          (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                                   --    $            --                 12    $            --(1)
                                       ---------------    ---------------    ---------------    ---------------
      Net Increase                                  --    $            --                 12    $            --(1)
                                       ===============    ===============    ===============    ===============

      (1) AMOUNTS ROUND TO LESS THAN $1.

      TCW GALILEO VALUE                             YEAR ENDED                            YEAR ENDED
         OPPORTUNITIES FUND                      OCTOBER 31, 2004                      OCTOBER 31, 2003
                                       ----------------------------------    ----------------------------------
                                                               AMOUNT                                AMOUNT
      I CLASS                              SHARES          (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                           26,917,636    $       559,757         21,680,648    $       353,975
      Shares Redeemed                      (14,787,171)          (304,398)       (14,329,637)          (218,192)
                                       ---------------    ---------------    ---------------    ---------------
      Net Increase                          12,130,465    $       255,359          7,351,011    $       135,783
                                       ===============    ===============    ===============    ===============

      TCW GALILEO VALUE                             YEAR ENDED                            YEAR ENDED
         OPPORTUNITIES FUND                      OCTOBER 31, 2004                      OCTOBER 31, 2003
                                       ----------------------------------    ----------------------------------
                                                               AMOUNT                                AMOUNT
      N CLASS                              SHARES          (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                           12,343,226    $       253,770          6,185,032    $        94,126
      Shares Redeemed                       (4,290,116)           (86,770)        (5,355,686)           (76,510)
                                       ---------------    ---------------    ---------------    ---------------
      Net Increase                           8,053,110    $       167,000            829,346    $        17,616
                                       ===============    ===============    ===============    ===============

                                                                                      NOVEMBER 1, 2002
                                                                                      (COMMENCEMENT OF
                                                                                         OFFERING OF
      TCW GALILEO VALUE                             YEAR ENDED                      K CLASS SHARES) THROUGH
         OPPORTUNITIES FUND                      OCTOBER 31, 2004                      OCTOBER 31, 2003
                                       ----------------------------------    ----------------------------------
                                                               AMOUNT                                AMOUNT
      K CLASS                              SHARES          (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                       ---------------    ---------------    ---------------    ---------------
      Shares Sold                               27,196    $           544                  8    $            --(1)
      Shares Redeemed                           (4,581)               (92)                --                 --
                                       ---------------    ---------------    ---------------    ---------------
      Net Increase                              22,615    $           452                  8    $            --(1)
                                       ===============    ===============    ===============    ===============

      (1) AMOUNTS ROUND TO LESS THAN $1.

      There were no transactions in the TCW Galileo Value Added Fund's N Class shares during the years ended October 31, 2004 and 2003.

      NOTE 9 -- RESTRICTED SECURITIES

      The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at October 31, 2004.

      NOTE 10 -- SUBSEQUENT EVENT

      Effective November 1, 2004, the TCW Galileo Dividend Focused Fund and the TCW Galileo Focused Large Cap Value Fund began offering I Class shares.

TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND

Financial Highlights -- I Class

                                                                                YEAR ENDED OCTOBER 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003          2002          2001          2000
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year              $    11.55    $     7.80    $    10.14    $    28.11    $    22.29
                                                          ----------    ----------    ----------    ----------    ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (1)                                      (0.12)        (0.10)        (0.11)        (0.13)        (0.25)
Net Realized and Unrealized Gain (Loss) on Investments          0.75          3.85         (2.23)       (16.92)         8.80
                                                          ----------    ----------    ----------    ----------    ----------
Total from Investment Operations                                0.63          3.75         (2.34)       (17.05)         8.55
                                                          ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                              --            --            --         (0.92)        (2.73)
                                                          ----------    ----------    ----------    ----------    ----------
Net Asset Value per Share, End of Year                    $    12.18    $    11.55    $     7.80    $    10.14    $    28.11
                                                          ==========    ==========    ==========    ==========    ==========
Total Return                                                    5.45%        48.08%       (23.08)%      (62.42)%       40.14%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)                    $   64,007    $   93,689    $   60,328    $   91,698    $  254,452
Ratio of Expenses to Average Net Assets                         1.23%         1.25%         1.22%         1.18%         1.13%
Ratio of Net Investment (Loss) to Average Net Assets           (0.98)%       (1.09)%       (1.06)%       (0.83)%       (0.82)%
Portfolio Turnover Rate                                        22.78%        45.52%        20.92%        25.47%        44.85%

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                                  YEAR ENDED OCTOBER 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003          2002          2001          2000
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year              $    11.35    $     7.69    $    10.05    $    28.01    $    22.27
                                                          ----------    ----------    ----------    ----------    ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (2)                                      (0.16)        (0.14)        (0.14)        (0.18)        (0.35)
Net Realized and Unrealized Gain (Loss) on Investments          0.73          3.80         (2.22)       (16.86)         8.82
                                                          ----------    ----------    ----------    ----------    ----------
Total from Investment Operations                                0.57          3.66         (2.36)       (17.04)         8.47
                                                          ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                              --            --            --         (0.92)        (2.73)
                                                          ----------    ----------    ----------    ----------    ----------
Net Asset Value per Share, End of Year                    $    11.92    $    11.35    $     7.69    $    10.05    $    28.01
                                                          ==========    ==========    ==========    ==========    ==========
Total Return                                                    5.02%        47.60%       (23.41)%      (62.63)%       39.68%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Year (in thousands)                    $   26,286    $   47,211    $   23,443    $   23,018    $   43,578

Ratio of Expenses to Average Net Assets                         1.64%         1.66%         1.62%         1.57%(1)      1.48%(1)

Ratio of Net Investment (Loss) to Average Net Assets           (1.39)%       (1.50)%       (1.46)%       (1.22)%       (1.15)%

Portfolio Turnover Rate                                        22.78%        45.52%        20.92%        25.47%        44.85%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF NET ASSETS, WOULD HAVE BEEN 1.57% (THE REIMBURSEMENT IS LESS THAN 0.01%) AND 1.53% FOR THE YEARS ENDED OCTOBER 31,2001 AND 2000, RESPECTIVELY.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- K Class

                                                                               NOVEMBER 1, 2002
                                                                               (COMMENCEMENT OF
                                                                                  OFFERING OF
                                                             YEAR ENDED         K CLASS SHARES)
                                                             OCTOBER 31,            THROUGH
                                                                2004            OCTOBER 31, 2003
------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period            $          11.55     $            7.80
                                                          ----------------     -----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(3)                                             (0.12)                (0.11)
Net Realized and Unrealized Gain on Investments                       0.75                  3.86
                                                          ----------------     -----------------
Total from Investment Operations                                      0.63                  3.75
                                                          ----------------     -----------------
Net Asset Value per Share, End of Period                  $          12.18     $           11.55
                                                          ================     =================
Total Return                                                          5.45%                48.08%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)(2)               $             --     $              --

Ratio of Expenses to Average Net Assets(1)                            1.71%                 1.74%

Ratio of Net Investment (Loss) to Average Net Assets                 (0.97)%               (1.11)%

Portfolio Turnover Rate                                              22.78%                45.52%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. PLUS 0.25% OF THE FUND/CLASS AVERAGE DAILY NET ASSETS. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF NET ASSETS, WOULD HAVE BEEN 2,015.47% FOR THE YEAR ENDED OCTOBER 31, 2004 AND 2.25% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2003.
(2)  AMOUNTS ROUND TO LESS THAN $1 (IN THOUSANDS).
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CONVERTIBLE SECURITIES FUND

Financial Highlights -- I Class

                                                                                YEAR ENDED OCTOBER 31,
                                                          ------------------------------------------------------------------
                                                              2004         2003         2002(1)        2001          2000
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year              $     8.31    $     7.03    $     8.98    $    15.17    $    12.66
                                                          ----------    ----------    ----------    ----------    ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(2)                                        0.18          0.31          0.44          0.44          0.40
Net Realized and Unrealized Gain (Loss) on Investments          0.23          1.33         (1.96)        (4.31)         3.63
                                                          ----------    ----------    ----------    ----------    ----------
Total from Investment Operations                                0.41          1.64         (1.52)        (3.87)         4.03
                                                          ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                       (0.25)        (0.36)        (0.43)        (0.48)        (0.45)
Distributions from Net Realized Gain                              --            --            --         (1.84)        (1.07)
                                                          ----------    ----------    ----------    ----------    ----------
Total Distributions                                            (0.25)        (0.36)        (0.43)        (2.32)        (1.52)
                                                          ----------    ----------    ----------    ----------    ----------
Net Asset Value per Share, End of Year                    $     8.47    $     8.31    $     7.03    $     8.98    $    15.17
                                                          ==========    ==========    ==========    ==========    ==========
Total Return                                                    5.02%        23.92%       (17.54)%      (28.37)%       33.59%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Year (in thousands)                    $   19,051    $   34,658    $   46,817    $   51,388    $   73,628

Ratio of Expenses to Average Net Assets                         1.31%         1.03%         1.11%         1.04%         1.06%

Ratio of Net Investment Income to Average Net Assets            2.09%         4.02%         5.32%         4.05%         2.64%

Portfolio Turnover Rate                                        46.43%       179.64%       146.10%       169.18%       193.02%

(1) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, DECREASE NET REALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $0.01 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 5.37% TO 5.32%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO DIVERSIFIED VALUE FUND

Financial Highlights -- I Class

                                                                 JANUARY 2, 2004
                                                                (COMMENCEMENT OF
                                                                   OFFERING OF
                                                                 I CLASS SHARES)
                                                                    THROUGH
                                                                OCTOBER 31, 2004
---------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $            11.27
                                                               ------------------

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(3)                                                     0.01
Net Realized and Unrealized Gain on Investments                              1.06
                                                               ------------------
Total from Investment Operations                                             1.07
                                                               ------------------
Net Asset Value per Share, End of Period                       $            12.34
                                                               ==================
Total Return                                                                 9.49%(1)

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                       $           30,426

Ratio of Expenses to Average Net Assets                                      1.24%(2)

Ratio of Net Investment Income to Average Net Assets                         0.08%(2)

Portfolio Turnover Rate                                                     59.75%(4)

(1) FOR THE PERIOD JANUARY 2, 2004 (COMMENCEMENT OF OFFERING OF I CLASS SHARES) THROUGH OCTOBER 31, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(4)  REPRESENTS THE FUND'S TURNOVER FOR THE YEAR ENDED OCTOBER 31, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                        YEAR ENDED
                                                        OCTOBER 31,       DECEMBER 1, 2001     YEAR ENDED NOVEMBER 30,
                                                   --------------------       THROUGH        --------------------------------
                                                     2004        2003     OCTOBER 31, 2002    2001(5)     2000(5)     1999(5)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period     $  10.61    $   8.23       $  10.16       $  10.21    $   9.31    $   8.70
                                                   --------    --------       --------       --------    --------    --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)                          (0.01)(4)    0.01(4)        0.07(4)        0.02        0.06        0.09
Net Realized and Unrealized Gain (Loss)
   on Investments                                      1.73        2.44          (1.99)         (0.04)       0.89        0.61
                                                   --------    --------       --------       --------    --------    --------
Total from Investment Operations                       1.72        2.45          (1.92)         (0.02)       0.95        0.70
                                                   --------    --------       --------       --------    --------    --------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income              (0.01)      (0.07)         (0.01)         (0.03)      (0.05)      (0.09)
                                                   --------    --------       --------       --------    --------    --------
Net Asset Value per Share, End of Period           $  12.32    $  10.61       $   8.23       $  10.16    $  10.21    $   9.31
                                                   ========    ========       ========       ========    ========    ========
Total Return                                          16.25%      29.99%        (18.87)%(1)     (0.29)%     10.21%       8.14%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)           $ 13,396    $  7,729       $  3,888       $  5,098    $  6,305    $  8,343

Ratio of Expenses to Average Net Assets(3)             1.45%       1.34%          0.67%(2)       1.22%       1.22%       1.22%

Ratio of Net Investment Income (Loss) to

   Average Net Assets                                 (0.06)%      0.14%          0.76%(2)       0.20%       0.51%       0.96%

Portfolio Turnover Rate                               59.75%      38.33%         32.26%(1)         34%         83%         52%

(1) FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. FOR THE PERIOD BEGINNING AFTER JANUARY 1, 2003. FOR THE PERIOD FROM DECEMBER 17, 2001 (THE MERGER DATE) THROUGH DECEMBER 31, 2002, THE OPERATING EXPENSES WERE LIMITED TO 0.67% OF THE FUND'S AVERAGE DAILY NET ASSETS AS STIPULATED UNDER THE MERGER PROXY STATEMENT. FOR PERIODS PRIOR TO DECEMBER 17, 2001, THE OPERATING EXPENSES WERE LIMITED TO 1.22% OF THE FUND'S AVERAGE DAILY NET ASSETS. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.80% AND 2.43% FOR THE YEARS ENDED OCTOBER 31, 2004 AND 2003, RESPECTIVELY, 3.21% FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002, 3.04%, 2.88% AND 2.41% FOR THE YEARS ENDED NOVEMBER 30, 2001, 2000 AND 1999, RESPECTIVELY.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(5) REFLECTS THE A CLASS OF THE FORMER SG COWEN LARGE CAP VALUE FUND ADJUSTED FOR THE EXCHANGE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO DIVIDEND FOCUSED FUND

Financial Highlights -- N Class

                                                       YEAR ENDED
                                                       OCTOBER 31,         DECEMBER 1, 2001           YEAR ENDED NOVEMBER 30,
                                                 ---------------------         THROUGH           --------------------------------
                                                    2004        2003       OCTOBER 31, 2002       2001(5)     2000(5)     1999(5)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period   $   10.12    $   8.92     $        10.63        $  10.40    $   8.35    $   9.19
                                                 ---------    --------     --------------        --------    --------    --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income                                 0.09(4)     0.10(4)            0.11(4)         0.10        0.13        0.19
Net Realized and Unrealized Gain (Loss)
   on Investments                                     1.27        2.13              (1.27)           0.58        2.44       (0.28)
                                                 ---------    --------     --------------        --------    --------    --------
Total from Investment Operations                      1.36        2.23              (1.16)           0.68        2.57       (0.09)
                                                 ---------    --------     --------------        --------    --------    --------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income             (0.10)      (0.12)             (0.11)          (0.12)      (0.15)      (0.20)
Distributions from Net Realized Gain                 (0.82)      (0.91)             (0.44)          (0.33)      (0.37)      (0.55)
                                                 ---------    --------     --------------        --------    --------    --------
Total Distributions                                  (0.92)      (1.03)             (0.55)          (0.45)      (0.52)      (0.75)
                                                 ---------    --------     --------------        --------    --------    --------
Net Asset Value per Share, End of Period         $   10.56    $  10.12     $         8.92        $  10.63    $  10.40    $   8.35
                                                 =========    ========     ==============        ========    ========    ========
Total Return                                         14.36%      27.59%            (11.48)%(1)       6.72%      33.04%       3.98%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)         $ 214,493    $ 31,949     $       26,718        $ 34,578    $ 34,657    $ 34,116

Ratio of Expenses to Average Net Assets               1.33%       1.39%(3)           1.15%(2)(3)     1.43%       1.36%       1.33%

Ratio of Net Investment Income to

   Average Net Assets                                 0.91%       1.13%              1.18%(2)        0.98%       1.45%       2.18%

Portfolio Turnover Rate                              44.05%      33.22%             60.23%(1)           1%         73%         71%

(1) FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) FOR THE PERIOD FROM DECEMBER 17, 2001 (THE MERGER DATE) THROUGH DECEMBER 31, 2002, THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED 1.15% OF THE FUND'S AVERAGE DAILY NET ASSETS AS STIPULATED UNDER THE MERGER PROXY STATEMENT. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.52% FOR THE YEAR ENDED OCTOBER 31, 2003, AND 1.53% FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(5) REFLECTS THE A CLASS OF THE FORMER SG COWEN INCOME + GROWTH FUND ADJUSTED FOR THE EXCHANGE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FOCUSED LARGE CAP VALUE FUND

Financial Highlights -- N Class

                                                                                                              MARCH 1, 2001
                                                                                                             (COMMENCEMENT
                                                                         YEAR ENDED OCTOBER 31,              OF OPERATIONS)
                                                               ----------------------------------------         THROUGH
                                                                  2004           2003           2002        OCTOBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $     9.51     $     7.50     $     8.80     $          10.00
                                                               ----------     ----------     ----------     ----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (5)                                    (0.01)            --(4)        0.01                (0.03)
Net Realized and Unrealized Gain (Loss) on Investments               1.47           2.03          (1.31)               (1.17)
                                                               ----------     ----------     ----------     ----------------
Total from Investment Operations                                     1.46           2.03          (1.30)               (1.20)
                                                               ----------     ----------     ----------     ----------------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                               --          (0.02)            --                   --
                                                               ----------     ----------     ----------     ----------------
Net Asset Value per Share, End of Period                       $    10.97     $     9.51     $     7.50     $           8.80
                                                               ==========     ==========     ==========     ================
Total Return                                                        15.35%         27.13%        (14.77)%             (12.00)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $    1,952     $      996     $      784     $            919
Ratio of Expenses to Average Net Assets (3)                          1.41%          1.40%          1.38%                1.49%(2)
Ratio of Net Investment Income (Loss) to Average Net Assets         (0.06)%         0.04%          0.06%              (0.44)%(2)
Portfolio Turnover Rate                                             67.96%         68.28%         71.03%               83.29%(1)

(1) FOR THE PERIOD MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSE OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 3.56%, 7.37% AND 6.93% FOR THE YEARS ENDED OCTOBER 31, 2004, 2003 AND 2002, RESPECTIVELY, AND 10.29% FOR THE PERIOD MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001.
(4)  AMOUNT ROUNDS TO LESS THAN $0.01.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO GROWTH EQUITIES FUND

Financial Highlights -- I Class

                                                                 MARCH 1, 2004
                                                                 (COMMENCEMENT
                                                                 OF OPERATIONS)
                                                                    THROUGH
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $            10.00
                                                               ------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (4)                                                   (0.10)
Net Realized and Unrealized Gain on Investments                              0.08
                                                               ------------------
Total from Investment Operations                                            (0.02)
                                                               ------------------
Net Asset Value per Share, End of Period                       $             9.98
                                                               ==================
Total Return                                                                (0.20)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $           11,567
Ratio of Expenses to Average Net Assets (3)                                  1.71%(2)
Ratio of Net Investment (Loss) to Average Net Assets                        (1.49)%(2)
Portfolio Turnover Rate                                                     19.21%(1)

(1) FOR THE PERIOD MARCH 1, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.82% FOR THE PERIOD MARCH 1, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2004.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING FOR THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO GROWTH EQUITIES FUND

Financial Highlights -- N Class

                                                                 MARCH 1, 2004
                                                                 (COMMENCEMENT
                                                                 OF OPERATIONS)
                                                                    THROUGH
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $            10.00
                                                               ------------------
(LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (5)                                                   (0.02)
                                                               ------------------
Total from Investment Operations                                            (0.02)
                                                               ------------------
Net Asset Value per Share, End of Period                       $             9.98
                                                               ==================
Total Return                                                                (0.20)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $               --(4)
Ratio of Expenses to Average Net Assets (3)                                  1.71%(2)
Ratio of Net Investment (Loss) to Average Net Assets                        (0.36)%(2)
Portfolio Turnover Rate                                                     19.21%(1)

(1) FOR THE PERIOD MARCH 1, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSE OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 76.18% FOR THE PERIOD MARCH 1, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2004.
(4)  AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING FOR THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO GROWTH INSIGHTS FUND

Financial Highlights -- N Class

                                                                                                            DECEMBER 1, 2000
                                                                                                             (COMMENCEMENT
                                                                         YEAR ENDED OCTOBER 31,              OF OPERATIONS)
                                                               ----------------------------------------          THROUGH
                                                                  2004           2003           2002        OCTOBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $     6.21     $     4.65     $     6.36     $          10.00
                                                               ----------     ----------     ----------     ----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (4)                                           (0.08)         (0.07)         (0.09)               (0.10)
Net Realized and Unrealized Gain (Loss) on Investments               0.09           1.63          (1.62)               (3.54)
                                                               ----------     ----------     ----------     ----------------
Total from Investment Operations                                     0.01           1.56          (1.71)               (3.64)
                                                               ----------     ----------     ----------     ----------------
Net Asset Value per Share, End of Period                       $     6.22     $     6.21     $     4.65     $           6.36
                                                               ==========     ==========     ==========     ================
Total Return                                                         0.16%         33.55%        (26.89)%             (36.40)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $    1,286     $    1,804     $    1,953     $          3,015
Ratio of Expenses to Average Net Assets (3)                          1.72%          1.76%          1.66%                1.60%(2)
Ratio of Net Investment (Loss) to Average Net Assets                (1.33)%        (1.29)%        (1.39)%              (1.32)%(2)
Portfolio Turnover Rate                                             74.53%         41.99%        167.56%              138.34%(1)

(1) FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 3.50%, 4.02% AND 2.83% FOR THE YEARS ENDED OCTOBER 31, 2004, 2003 AND 2002, RESPECTIVELY, AND 4.63% FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING FOR THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO LARGE CAP GROWTH FUND

Financial Highlights -- I Class

                                                                                   YEAR ENDED OCTOBER 31,
                                                          --------------------------------------------------------------------
                                                             2004          2003           2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year              $     8.30    $     6.71     $     8.63     $    17.97    $    16.58
                                                          ----------    ----------     ----------     ----------    ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (2)                                      (0.06)        (0.03)         (0.04)         (0.09)        (0.09)
Net Realized and Unrealized Gain (Loss) on Investments          0.26          1.62          (1.88)         (7.85)         2.42
                                                          ----------    ----------     ----------     ----------    ----------
Total from Investment Operations                                0.20          1.59          (1.92)         (7.94)         2.33
                                                          ----------    ----------     ----------     ----------    ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                              --            --             --          (1.40)        (0.94)
                                                          ----------    ----------     ----------     ----------    ----------
Net Asset Value per Share, End of Year                    $     8.50    $     8.30     $     6.71     $     8.63    $    17.97
                                                          ==========    ==========     ==========     ==========    ==========
Total Return                                                    2.41%        23.70%        (22.25)%       (47.53)%       13.97%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)                    $    3,137    $    4,071     $    7,138     $   12,889    $   26,247
Ratio of Expenses to Average Net Assets                         1.58%         1.57%(1)       1.49%(1)       1.45%         1.04%
Ratio of Net Investment (Loss) to Average Net Assets           (0.66)%       (0.44)%        (0.52)%        (0.84)%       (0.46)%
Portfolio Turnover Rate                                        83.71%       190.83%         33.31%        134.42%       113.62%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 3.63%, 2.64%, 1.79% AND 1.51% FOR THE YEARS ENDED OCTOBER 31, 2004, 2003, 2002 AND 2001, RESPECTIVELY.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO LARGE CAP GROWTH FUND

Financial Highlights -- N Class

                                                                                 YEAR ENDED OCTOBER 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003           2002         2001          2000
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year              $     8.26    $     6.69    $     8.60    $    17.91    $    16.60
                                                          ----------    ----------    ----------    ----------    ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (2)                                      (0.06)        (0.03)        (0.04)        (0.09)        (0.17)
Net Realized and Unrealized Gain (Loss) on Investments          0.25          1.60         (1.87)        (7.82)         2.42
                                                          ----------    ----------    ----------    ----------    ----------
Total from Investment Operations                                0.19          1.57         (1.91)        (7.91)         2.25
                                                          ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                              --            --            --         (1.40)        (0.94)
                                                          ----------    ----------    ----------    ----------    ----------
Net Asset Value per Share, End of Year                    $     8.45    $     8.26    $     6.69    $     8.60    $    17.91
                                                          ==========    ==========    ==========    ==========    ==========
Total Return                                                    2.30%        23.47%       (22.21)%      (47.55)%       13.58%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)                    $      594    $      420    $      204    $      249    $      317
Ratio of Expenses to Average Net Assets (1)                     1.58%         1.58%         1.49%         1.45%         1.40%
Ratio of Net Investment (Loss) to Average Net Assets           (0.65)%       (0.35)%       (0.48)%       (0.82)%       (0.86)%
Portfolio Turnover Rate                                        83.71%       190.83%        33.31%       134.42%       113.62%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 9.65%, 9.20%, 20.77%, 14.46% AND 13.96% FOR THE YEARS ENDED
     OCTOBER 31, 2004, 2003, 2002, 2001 AND 2000, RESPECTIVELY.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO LARGE CAP VALUE FUND

Financial Highlights -- I Class

                                                                                 YEAR ENDED OCTOBER 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003           2002         2001          2000
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year              $    12.09    $     9.75    $    10.99    $    14.12    $    11.82
                                                          ----------    ----------    ----------    ----------    ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (1)                                       0.10          0.08          0.09          0.08          0.10
Net Realized and Unrealized Gain (Loss) on Investments          1.52          2.36         (1.25)        (3.12)         2.31
                                                          ----------    ----------    ----------    ----------    ----------
Total from Investment Operations                                1.62          2.44         (1.16)        (3.04)         2.41
                                                          ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                       (0.07)        (0.10)        (0.08)        (0.09)        (0.11)
                                                          ----------    ----------    ----------    ----------    ----------
Net Asset Value per Share, End of Year                    $    13.64    $    12.09    $     9.75    $    10.99    $    14.12
                                                          ==========    ==========    ==========    ==========    ==========
Total Return                                                   13.40%        25.26%       (10.68)%      (21.62)%       20.46%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Year (in thousands)                    $  118,025    $  107,731    $  112,716    $  137,425    $  134,388

Ratio of Expenses to Average Net Assets                         0.74%         0.79%         0.72%         0.72%         0.79%

Ratio of Net Investment Income to Average Net Assets            0.77%         0.74%         0.80%         0.67%         0.75%

Portfolio Turnover Rate                                        49.31%        60.52%        57.35%        82.83%       108.54%

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO LARGE CAP VALUE FUND

Financial Highlights -- N Class

                                                                                 YEAR ENDED OCTOBER 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003           2002         2001          2000
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year              $    12.05    $     9.72    $    10.95    $    14.10    $    11.79
                                                          ----------    ----------    ----------    ----------    ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (3)                                       0.01          0.01          0.01            --(2)       0.02
Net Realized and Unrealized Gain (Loss) on Investments          1.51          2.36         (1.24)        (3.12)         2.34
                                                          ----------    ----------    ----------    ----------    ----------
Total from Investment Operations                                1.52          2.37         (1.23)        (3.12)         2.36
                                                          ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                          --         (0.04)           --         (0.03)        (0.05)
                                                          ----------    ----------    ----------    ----------    ----------
Net Asset Value per Share, End of Year                    $    13.57    $    12.05    $     9.72    $    10.95    $    14.10
                                                          ==========    ==========    ==========    ==========    ==========
Total Return                                                   12.62%        24.48%       (11.23)%      (22.19)%       20.04%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Year (in thousands)                    $    6,800    $    3,916    $    2,885    $    2,631    $    3,829

Ratio of Expenses to Average Net Assets (1)                     1.42%         1.40%         1.38%         1.40%         1.28%

Ratio of Net Investment Income (Loss) to Average Net
  Asset                                                         0.10%         0.07%         0.13%        (0.01)%        0.13%

Portfolio Turnover Rate                                        49.31%        60.52%        57.35%        82.83%       108.54%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.84%, 2.42%, 2.32%, 1.90% AND 5.05% FOR THE YEARS ENDED OCTOBER 31, 2004, 2003, 2002, 2001 AND 2000, RESPECTIVELY.
(2)  AMOUNT ROUNDS TO LESS THAN $0.01.
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO LARGE CAP VALUE FUND

Financial Highlights -- K Class

                                                                               NOVEMBER 1, 2002
                                                                               (COMMENCEMENT OF
                                                                                 OFFERING OF
                                                             YEAR ENDED         K CLASS SHARES)
                                                             OCTOBER 31,            THROUGH
                                                                2004           OCTOBER 31, 2003
-----------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period            $          12.09     $           9.75
                                                          ----------------     ----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (3)                                      0.10                (0.03)
Net Realized and Unrealized Gain on Investments                       1.51                 2.37
                                                          ----------------     ----------------
Total from Investment Operations                                      1.61                 2.34
                                                          ----------------     ----------------
Net Asset Value per Share, End of Period                  $          13.70     $          12.09
                                                          ================     ================
Total Return                                                         13.32%               24.00%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands) (2)              $             --     $             --

Ratio of Expenses to Average Net Assets (1)                           1.42%                1.40%

Ratio of Net Investment Income (Loss) to Average
  Net Asset                                                           0.76%               (0.24)%

Portfolio Turnover Rate                                              49.31%               60.52%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. PLUS 0.25% OF THE FUND/CLASS AVERAGE DAILY NET ASSETS. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2,294.74% FOR THE YEAR ENDED OCTOBER 31, 2004, AND 2.19% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2003.
(2)  AMOUNTS ROUND TO LESS THAN $1 (IN THOUSANDS).
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO OPPORTUNITY FUND

Financial Highlights -- I Class

                                     YEAR ENDED
                                     OCTOBER 31,           DECEMBER 1, 2001                 YEAR ENDED NOVEMBER 30,
                               ----------------------          THROUGH               ------------------------------------
                                 2004          2003        OCTOBER 31, 2002          2001(5)        2000(5)       1999(5)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share,
  Beginning of Period          $  12.00      $   8.70      $          10.41          $   9.30      $   7.03      $   5.91
                               --------      --------      ----------------          --------      --------      --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment (Loss)             (0.06)(4)     (0.04)(4)             (0.03)(4)         (0.03)        (0.02)        (0.02)
Net Realized and Unrealized
  Gain (Loss) on Investments       1.43          3.34                 (1.07)             1.43          2.29          1.14
                               --------      --------      ----------------          --------      --------      --------
Total from Investment
  Operations                       1.37          3.30                 (1.10)             1.40          2.27          1.12
                               --------      --------      ----------------          --------      --------      --------
LESS DISTRIBUTIONS:
Distributions from Net
  Realized Gain                   (0.08)           --                 (0.61)            (0.29)           --            --
                               --------      --------      ----------------          --------      --------      --------
Net Asset Value per
  Share, End of Period         $  13.29      $  12.00      $           8.70          $  10.41      $   9.30      $   7.03
                               ========      ========      ================          ========      ========      ========
Total Return                      11.47%        37.93%               (11.36)%(1)        15.38%        32.32%        19.04%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period
  (in thousands)               $ 28,299      $ 23,417      $         15,150          $ 10,055      $  8,631      $  9,339

Ratio of Expenses to
  Average Net Assets               1.31%         1.40%                 1.15%(2)(3)       1.27%         1.30%         1.27%

Ratio of Net Investment
  (Loss) to Average Net Assets    (0.48)%       (0.41)%               (0.27)%(2)        (0.35)%       (0.21)%       (0.35)%

Portfolio Turnover Rate           51.62%        55.68%                41.83%(1)           111%          164%          150%

(1) FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) FOR THE PERIOD FROM DECEMBER 17, 2001 (THE MERGER DATE) THROUGH DECEMBER 31, 2002, THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED 1.17% OF THE FUND'S AVERAGE DAILY NET ASSETS AS STIPULATED UNDER THE MERGER PROXY STATEMENT. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.31% FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(5) REFLECTS THE I CLASS OF THE FORMER SG COWEN OPPORTUNITY FUND ADJUSTED FOR THE EXCHANGE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO OPPORTUNITY FUND

Financial Highlights -- N Class

                                     YEAR ENDED
                                     OCTOBER 31,           DECEMBER 1, 2001                 YEAR ENDED NOVEMBER 30,
                               ----------------------          THROUGH               ------------------------------------
                                 2004          2003        OCTOBER 31, 2002          2001(5)        2000(5)       1999(5)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share,
  Beginning of Period          $  11.96      $   8.69      $          10.43          $   9.38      $   7.11      $   6.00
                               --------      --------      ----------------          --------      --------      --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment (Loss)             (0.11)(4)     (0.05)(4)             (0.04)(4)         (0.08)        (0.05)        (0.04)
Net Realized and Unrealized
  Gain (Loss) on Investments       1.43          3.32                 (1.09)             1.43          2.32          1.15
                               --------      --------      ----------------          --------      --------      --------
Total from Investment
  Operations                       1.32          3.27                 (1.13)             1.35          2.27          1.11
                               --------      --------      ----------------          --------      --------      --------
LESS DISTRIBUTIONS:
Distributions from Net
  Realized Gain                   (0.08)           --                 (0.61)            (0.30)           --            --
                               --------      --------      ----------------          --------      --------      --------
Net Asset Value per
  Share, End of Period         $  13.20      $  11.96      $           8.69          $  10.43      $   9.38      $   7.11
                               ========      ========      ================          ========      ========      ========
Total Return                      11.09%        37.63%               (11.46)%(1)        14.75%        31.88%        18.61%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of
  Period (in thousands)        $ 36,392      $ 24,042      $         19,551          $ 20,428      $ 19,700      $ 19,787

Ratio of Expenses to
  Average Net Assets               1.65%(3)      1.50%(3)              1.31%(2)(3)       1.59%         1.61%         1.59%

Ratio of Net Investment
  (Loss) to Average Net Assets    (0.82)%       (0.51)%               (0.43)%(2)        (0.68)%       (0.52)%       (0.67)%

Portfolio Turnover Rate           51.62%        55.68%                41.83%(1)           111%          164%          150%

(1) FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. FOR THE PERIOD BEGINNING AFTER JANUARY 1, 2003. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. FOR THE PERIOD FROM DECEMBER 17, 2001 (THE MERGER DATE) THROUGH DECEMBER 31, 2002, THE OPERATING EXPENSES WERE LIMITED TO 1.32% OF THE FUND'S AVERAGE DAILY NET ASSETS AS STIPULATED UNDER THE MERGER PROXY STATEMENT. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.69% AND 1.79% FOR THE YEARS ENDED OCTOBER 31, 2004 AND 2003, RESPECTIVELY, AND 1.78% FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(5) REFLECTS THE A CLASS OF THE FORMER SG COWEN OPPORTUNITY FUND ADJUSTED FOR THE EXCHANGE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO OPPORTUNITY FUND

Financial Highlights -- K Class

                                                                               NOVEMBER 1, 2002
                                                                               (COMMENCEMENT OF
                                                                                 OFFERING OF
                                                             YEAR ENDED         K CLASS SHARES)
                                                             OCTOBER 31,            THROUGH
                                                                2004           OCTOBER 31, 2003
-----------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period            $          12.00     $           8.70
                                                          ----------------     ----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (3)                                            (0.02)               (0.04)
Net Realized and Unrealized Gain on Investments                       1.39                 3.34
                                                          ----------------     ----------------
Total from Investment Operations                                      1.37                 3.30
                                                          ----------------     ----------------
Net Asset Value per Share, End of Period                  $          13.37     $          12.00
                                                          ================     ================
Total Return                                                         11.42%               37.93%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                  $             80     $             --(2)

Ratio of Expenses to Average Net Assets (1)                           1.90%                1.35%

Ratio of Net Investment (Loss) to Average Net Assets                 (0.18)%              (0.45)%

Portfolio Turnover Rate                                              51.62%               55.68%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. PLUS 0.25% OF THE FUND/CLASS AVERAGE DAILY NET ASSETS. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1,300.23% FOR THE YEAR ENDED OCTOBER 31, 2004 AND 1.86% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2003.
(2)  AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SELECT EQUITIES FUND

Financial Highlights -- I Class

                                                                                YEAR ENDED OCTOBER 31,
                                                       ------------------------------------------------------------------------
                                                           2004           2003           2002           2001           2000
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year           $      17.00   $      11.73   $      14.45   $      25.68   $      20.69
                                                       ------------   ------------   ------------   ------------   ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (2)                                     (0.10)         (0.08)         (0.08)         (0.09)         (0.08)
Net Realized and Unrealized Gain (Loss)
   on Investments                                              0.89           5.35          (2.64)         (9.82)          5.99
                                                       ------------   ------------   ------------   ------------   ------------
Total from Investment Operations                               0.79           5.27          (2.72)         (9.91)          5.91
                                                       ------------   ------------   ------------   ------------   ------------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                             --             --             --          (1.32)         (0.92)
                                                       ------------   ------------   ------------   ------------   ------------
Net Asset Value per Share, End of Year                 $      17.79   $      17.00   $      11.73   $      14.45   $      25.68
                                                       ============   ============   ============   ============   ============
Total Return                                                   4.65%         44.93%        (18.82)%       (40.36)%        29.38%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Year (in thousands)                 $  2,519,200   $  1,946,180   $    983,646   $    787,637   $    607,897

Ratio of Expenses to Average Net Assets                        0.86%          0.89%          0.86%          0.87%          0.85%(1)

Ratio of Net Investment (Loss) to Average Net Assets          (0.55)%        (0.56)%        (0.56)%        (0.52)%        (0.31)%

Portfolio Turnover Rate                                       14.41%         22.16%          3.31%         12.25%         52.37%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 0.86% FOR THE YEAR ENDED OCTOBER 31, 2000.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SELECT EQUITIES FUND

Financial Highlights -- N Class

                                                                                YEAR ENDED OCTOBER 31,
                                                       ------------------------------------------------------------------------
                                                           2004           2003           2002           2001           2000
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year           $      16.75   $      11.59   $      14.32   $      25.56   $      20.67
                                                       ------------   ------------   ------------   ------------   ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (1)                                     (0.15)         (0.13)         (0.12)         (0.15)         (0.16)
Net Realized and Unrealized Gain (Loss) on Investments         0.86           5.29          (2.61)         (9.77)          5.97
                                                       ------------   ------------   ------------   ------------   ------------
Total from Investment Operations                               0.71           5.16          (2.73)         (9.92)          5.81
                                                       ------------   ------------   ------------   ------------   ------------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                             --             --             --          (1.32)         (0.92)
                                                       ------------   ------------   ------------   ------------   ------------
Net Asset Value per Share, End of Year                 $      17.46   $      16.75   $      11.59   $      14.32   $      25.56
                                                       ============   ============   ============   ============   ============
Total Return                                                   4.24%         44.52%        (19.06)%       (40.58)%        28.92%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Year (in thousands)                 $  1,215,148   $    754,060   $    281,539   $    191,638   $    156,804

Ratio of Expenses to Average Net Assets                        1.20%          1.25%          1.18%          1.20%          1.17%

Ratio of Net Investment (Loss) to Average Net Assets          (0.89)%        (0.93)%        (0.88)%        (0.84)%        (0.64)%

Portfolio Turnover Rate                                       14.41%         22.16%          3.31%         12.25%         52.37%

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SELECT EQUITIES FUND

Financial Highlights -- K Class

                                                                                                     AUGUST 6, 2001
                                                                                                    (COMMENCEMENT OF
                                                                                                      OFFERING OF
                                                                   YEAR ENDED OCTOBER 31,           K CLASS SHARES)
                                                          --------------------------------------        THROUGH
                                                            2004           2003          2002       OCTOBER 31, 2001
--------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period            $    17.01    $    11.73    $    14.45    $          17.36
                                                          ----------    ----------    ----------    ----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (5)                                      (0.24)        (0.05)        (0.07)              (0.02)
Net Realized and Unrealized Gain (Loss) on Investments          0.99          5.33         (2.65)              (2.89)
                                                          ----------    ----------    ----------    ----------------
Total from Investment Operations                                0.75          5.28         (2.72)              (2.91)
                                                          ----------    ----------    ----------    ----------------
Net Asset Value per Share, End of Period                  $    17.76    $    17.01    $    11.73    $          14.45
                                                          ==========    ==========    ==========    ================
Total Return                                                    4.41%        45.01%       (18.82)%            (16.76)%(1)

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                  $       54    $       --(4) $       --(4) $             --(4)

Ratio of Expenses to Average Net Assets (3)                     1.82%         1.62%         1.53%               1.46%(2)

Ratio of Net Investment (Loss) to Average Net Assets           (1.35)%       (0.38)%       (0.47)%             (0.45)%(2)

Portfolio Turnover Rate                                        14.41%        22.16%         3.31%              12.25%(6)

(1) FOR THE PERIOD AUGUST 6, 2001 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. PLUS 0.25% OF THE FUND/CLASS AVERAGE DAILY NET ASSETS. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 602.14%, 11,965.87% AND 9,126.31% FOR THE YEARS ENDED OCTOBER 31, 2004,
     2003, AND 2002, RESPECTIVELY, AND 8,797.65% FOR THE PERIOD AUGUST 6, 2001 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2001.
(4)  AMOUNTS ROUND TO LESS THAN $1 (IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(6)  REPRESENTS THE FUND'S TURNOVER FOR THE YEAR ENDED OCTOBER 31, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SMALL CAP GROWTH FUND

Financial Highlights -- I Class

                                                                                 YEAR ENDED OCTOBER 31,
                                                       ------------------------------------------------------------------------
                                                           2004           2003           2002           2001           2000
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year           $      14.74   $      10.23   $      15.28   $      37.71   $      30.81
                                                       ------------   ------------   ------------   ------------   ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (1)                                     (0.10)         (0.13)         (0.16)         (0.15)         (0.32)
Net Realized and Unrealized Gain (Loss) on Investments         0.07           4.64          (4.89)        (21.54)          9.29
                                                       ------------   ------------   ------------   ------------   ------------
Total from Investment Operations                              (0.03)          4.51          (5.05)        (21.69)          8.97
                                                       ------------   ------------   ------------   ------------   ------------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                             --             --             --          (0.74)         (2.07)
                                                       ------------   ------------   ------------   ------------   ------------
Net Asset Value per Share, End of Year                 $      14.71   $      14.74   $      10.23   $      15.28   $      37.71
                                                       ============   ============   ============   ============   ============
Total Return                                                  (0.20)%        44.08%        (33.05)%       (58.44)%        28.91%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Year (in thousands)                 $     60,251   $     97,783   $     71,362   $    143,672   $    375,377

Ratio of Expenses to Average Net Assets                        1.20%          1.26%          1.19%          1.14%          1.12%

Ratio of Net Investment (Loss) to Average Net Assets          (0.67)%        (1.13)%        (1.09)%        (0.64)%        (0.74)%

Portfolio Turnover Rate                                       42.56%         84.70%         29.01%         29.24%         50.94%

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SMALL CAP GROWTH FUND

Financial Highlights -- N Class

                                                                                 YEAR ENDED OCTOBER 31,
                                                       ------------------------------------------------------------------------
                                                           2004           2003           2002           2001           2000
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year           $      14.53   $      10.13   $      15.16   $      37.54   $      30.74
                                                       ------------   ------------   ------------   ------------   ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (2)                                     (0.15)         (0.18)         (0.19)         (0.21)         (0.43)
Net Realized and Unrealized Gain (Loss) on Investments         0.06           4.58          (4.84)        (21.43)          9.30
                                                       ------------   ------------   ------------   ------------   ------------
Total from Investment Operations                              (0.09)          4.40          (5.03)        (21.64)          8.87
                                                       ------------   ------------   ------------   ------------   ------------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                             --             --             --          (0.74)         (2.07)
                                                       ------------   ------------   ------------   ------------   ------------
Net Asset Value per Share, End of Year                 $      14.44   $      14.53   $      10.13   $      15.16   $      37.54
                                                       ============   ============   ============   ============   ============
Total Return                                                  (0.62)%        43.43%        (33.22)%       (58.54)%        28.56%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Year (in thousands)                 $     79,219   $     81,834   $     52,656   $     72,209   $     92,621

Ratio of Expenses to Average Net Assets                        1.60%          1.68%          1.47%          1.44%          1.42%(1)

Ratio of Net Investment (Loss) to Average Net Assets          (1.00)%        (1.55)%        (1.37)%        (0.95)%        (1.02)%

Portfolio Turnover Rate                                       42.56%         84.70%         29.01%         29.24%         50.94%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.44% FOR THE YEAR ENDED OCTOBER 31, 2000.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SMALL CAP GROWTH FUND

Financial Highlights -- K Class

                                                                               NOVEMBER 1, 2002
                                                                               (COMMENCEMENT OF
                                                                                 OFFERING OF
                                                             YEAR ENDED         K CLASS SHARES)
                                                             OCTOBER 31,            THROUGH
                                                                2004           OCTOBER 31, 2003
-----------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period            $          14.74     $          10.23
                                                          ----------------     ----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (3)                                            (0.08)               (0.14)
Net Realized and Unrealized Gain on Investments                       0.05                 4.65
                                                          ----------------     ----------------
Total from Investment Operations                                     (0.03)                4.51
                                                          ----------------     ----------------
Net Asset Value per Share, End of Period                  $          14.71     $          14.74
                                                          ================     ================
Total Return                                                         (0.20)%              44.08%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands) (2)              $             --     $             --

Ratio of Expenses to Average Net Assets (1)                           1.80%                1.74%

Ratio of Net Investment (Loss) to Average Net Assets                 (0.55)%              (1.18)%

Portfolio Turnover Rate                                              42.56%               84.70%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2,135.47% FOR THE YEAR ENDED OCTOBER 31, 2004 AND 2.24% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2003.
(2)  AMOUNTS ROUND TO LESS THAN $1 (IN THOUSANDS).
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

TCW GALILEO TECHNOLOGY FUND

Financial Highlights -- N Class

                                                                                                      NOVEMBER 1, 2000
                                                                                                       (COMMENCEMENT
                                                              YEAR ENDED OCTOBER 31,                    OF OPERATIONS)
                                                         ----------------------------------------          THROUGH
                                                           2004(3)         2003           2002         OCTOBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period           $     3.34     $     2.11     $     3.49        $     10.00
                                                         ----------     ----------     ----------        -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (2)                                     (0.07)         (0.05)         (0.06)             (0.07)
Net Realized and Unrealized Gain (Loss) on Investments        (0.11)          1.28          (1.32)             (6.44)
                                                         ----------     ----------     ----------        -----------
Total from Investment Operations                              (0.18)          1.23          (1.38)             (6.51)
                                                         ----------     ----------     ----------        -----------
Net Asset Value per Share, End of Period                 $     3.16     $     3.34     $     2.11        $      3.49
                                                         ==========     ==========     ==========        ===========
Total Return                                                  (5.42)%        58.29%        (39.54)%           (65.10)%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                 $       --     $    1,045     $      677        $       899

Ratio of Expenses to Average Net Assets (1)                    2.11%          2.06%          1.88%              1.70%

Ratio of Net Investment (Loss) to Average Net Assets          (1.96)%        (1.96)%        (1.87)%            (1.27)%

Portfolio Turnover Rate                                       23.36%         14.64%         66.34%             41.01%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 9.91%, 13.39% AND 12.93% FOR THE YEARS ENDED OCTOBER 31, 2004, 2003 AND 2002, RESPECTIVELY, AND 20.84% FOR THE PERIOD NOVEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(3)  TCW GALILEO TECHNOLOGY FUND WAS LIQUIDATED ON OCTOBER 31, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO VALUE ADDED FUND

Financial Highlights -- I Class

                                                                                                              JUNE 14, 2000
                                                                                                              (COMMENCEMENT
                                                                YEAR ENDED OCTOBER 31,                         OF OPERATIONS)
                                                --------------------------------------------------------         THROUGH
                                                   2004         2003             2002            2001        OCTOBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period  $    13.80    $     8.43      $    10.99      $    10.97       $      10.00
                                                ----------    ----------      ----------      ----------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (5)                            (0.13)        (0.12)          (0.13)          (0.10)                --
Net Realized and Unrealized Gain (Loss) on
  Investments                                         0.04          5.49           (2.40)           0.36               0.97
                                                ----------    ----------      ----------      ----------       ------------
Total from Investment Operations                     (0.09)         5.37           (2.53)           0.26               0.97
                                                ----------    ----------      ----------      ----------       ------------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                 (0.12)           --           (0.03)          (0.24)                --
                                                ----------    ----------      ----------      ----------       ------------
Net Asset Value per Share, End of Period        $    13.59    $    13.80      $     8.43      $    10.99       $      10.97
                                                ==========    ==========      ==========      ==========       ============
Total Return                                         (0.64)%       63.70%         (23.12)%          2.43%              9.70%(1)

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)        $   35,609    $   34,924      $   11,688      $    4,174       $      1,078

Ratio of Expenses to Average Net Assets               1.50%         1.61%(3)        1.56%(3)        1.58%(3)           1.55%(2)(3)

Ratio of Net Investment (Loss) to Average

Net Assets                                           (0.91)%       (1.16)%         (1.14)%         (0.85)%               --%(2)(4)

Portfolio Turnover Rate                              71.97%        67.67%          72.35%          77.09%             32.18%(1)

(1) FOR THE PERIOD JUNE 14, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.64%, 1.89% AND 6.09% FOR THE YEARS ENDED OCTOBER 31, 2003, 2002 AND 2001, RESPECTIVELY, AND 7.52% FOR THE PERIOD JUNE 14, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(4)  RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS IS LESS THAN 0.01%.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO VALUE ADDED FUND

Financial Highlights -- N Class

                                                                                            MAY 1, 2002
                                                                                          (COMMENCEMENT OF
                                                                  YEAR ENDED               OFFERING OF
                                                                  OCTOBER 31,             N CLASS SHARES)
                                                         -----------------------------        THROUGH
                                                             2004             2003       OCTOBER 31, 2002
---------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period           $      13.80     $       8.43     $      14.11
                                                         ------------     ------------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (5)                                       (0.11)           (0.14)           (0.05)
Net Realized and Unrealized Gain (Loss) on Investments           0.02             5.51            (5.63)
                                                         ------------     ------------     ------------
Total from Investment Operations                                (0.09)            5.37            (5.68)
                                                         ------------     ------------     ------------
Net Asset Value per Share, End of Period                 $      13.71     $      13.80     $       8.43
                                                         ============     ============     ============
Total Return                                                    (0.65)%          63.70%          (40.26)%(1)

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands) (4)             $         --     $         --     $         --

Ratio of Expenses to Average Net Assets (3)                      1.67%            1.64%            1.48%(2)

Ratio of Net Investment (Loss) to Average Net Assets            (0.76)%          (1.34)%          (0.89)%(2)

Portfolio Turnover Rate                                         71.97%           67.67%           72.35%(6)

(1) FOR THE PERIOD MAY 1, 2002 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 6,789.72% AND 11,978.69% FOR THE YEARS ENDED OCTOBER 31, 2004 AND 2003, RESPECTIVELY, AND 10,222.16% FOR THE PERIOD MAY 1, 2002 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2002.
(4)  AMOUNTS ROUND TO LESS THAN $1 (IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(6)  REPRESENTS THE FUND'S TURNOVER FOR THE YEAR ENDED OCTOBER 31, 2002.

SEE  ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO VALUE ADDED FUND

Financial Highlights -- K Class

                                                                        NOVEMBER 1, 2002
                                                                        (COMMENCEMENT OF
                                                                          OFFERING OF
                                                        YEAR ENDED       K CLASS SHARES)
                                                        OCTOBER 31,         THROUGH
                                                          2004          OCTOBER 31, 2003
----------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period         $      13.80     $           8.43
                                                       ------------     ----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (3)                                     (0.12)               (0.12)
Net Realized and Unrealized Gain on Investments                0.03                 5.49
                                                       ------------     ----------------
Total from Investment Operations                              (0.09)                5.37
                                                       ------------     ----------------
Net Asset Value per Share, End of Period               $      13.71     $          13.80
                                                       ============     ================
Total Return                                                  (0.65)%              63.70%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)(2)            $         --     $             --

Ratio of Expenses to Average Net Assets(1)                     1.67%                1.64%

Ratio of Net Investment (Loss) to Average Net Assets          (0.80)%              (1.19)%

Portfolio Turnover Rate                                       71.97%               67.67%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. PLUS 0.25% OF THE FUND/CLASS AVERAGE DAILY NET ASSETS. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1,816.03% FOR THE YEAR ENDED OCTOBER 31, 2004 AND 2.59% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2003.
(2)  AMOUNTS ROUND TO LESS THAN $1 (IN THOUSANDS).
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO VALUE OPPORTUNITIES FUND

Financial Highlights -- I Class

                                                                                    YEAR ENDED OCTOBER 31,
                                                             -------------------------------------------------------------------
                                                                 2004          2003         2002           2001         2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year                 $     19.27   $     13.05   $     15.94   $     14.87   $     11.23
                                                             -----------   -----------   -----------   -----------   -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (1)                                   (0.03)        (0.04)        (0.06)        (0.01)         0.05
Net Realized and Unrealized Gain (Loss) on Investments              1.57          6.26         (2.67)         2.38          4.80
                                                             -----------   -----------   -----------   -----------   -----------
Total from Investment Operations                                    1.54          6.22         (2.73)         2.37          4.85
                                                             -----------   -----------   -----------   -----------   -----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                              --            --            --         (0.06)           --
Distributions from Net Realized Gain                                  --            --         (0.16)        (1.24)        (1.21)
                                                             -----------   -----------   -----------   -----------   -----------
Total Distributions                                                   --            --         (0.16)        (1.30)        (1.21)
                                                             -----------   -----------   -----------   -----------   -----------
Net Asset Value per Share, End of Year                       $     20.81   $     19.27   $     13.05   $     15.94   $     14.87
                                                             ===========   ===========   ===========   ===========   ===========
Total Return                                                        7.99%        47.66%       (17.39)%       17.56%        47.19%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Year (in thousands)                       $   842,560   $   546,620   $   274,297   $   347,960   $    58,644

Ratio of Expenses to Average Net Assets                             0.93%         0.98%         0.95%         1.02%         1.15%

Ratio of Net Investment Income (Loss) to Average Net Assets        (0.14)%       (0.24)%       (0.34)%       (0.04)%        0.41%

Portfolio Turnover Rate                                            46.33%        53.78%        84.85%        75.80%       137.41%

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO VALUE OPPORTUNITIES FUND

Financial Highlights -- N Class

                                                                                                       NOVEMBER 1, 2000
                                                                                                       (COMMENCEMENT OF
                                                                                                         OFFERING OF
                                                                   YEAR ENDED OCTOBER 31,               N CLASS SHARES)
                                                        --------------------------------------------       THROUGH
                                                            2004             2003           2002       OCTOBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period          $      19.11    $      12.99    $      15.91     $      14.85
                                                        ------------    ------------    ------------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (2)                                      (0.10)          (0.09)          (0.10)           (0.10)
Net Realized and Unrealized Gain (Loss) on Investments          1.55            6.21           (2.66)            2.42
                                                        ------------    ------------    ------------     ------------
Total from Investment Operations                                1.45            6.12           (2.76)            2.32
                                                        ------------    ------------    ------------     ------------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                          --              --              --            (0.02)
Distributions from Net Realized Gain                              --              --           (0.16)           (1.24)
                                                        ------------    ------------    ------------     ------------
Total Distributions                                               --              --           (0.16)           (1.26)
                                                        ------------    ------------    ------------     ------------
Net Asset Value per Share, End of Period                $      20.56    $      19.11    $      12.99     $      15.91
                                                        ============    ============    ============     ============
Total Return                                                    7.59%          47.11%         (17.61)%          17.00%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                $    313,913    $    137,795    $     82,884     $     56,327

Ratio of Expenses to Average Net Assets                         1.25%           1.33%           1.23%            1.49%(1)

Ratio of Net Investment (Loss) to Average Net Assets           (0.47)%         (0.58)%         (0.62)%          (0.62)%

Portfolio Turnover Rate                                        46.33%          53.78%          84.85%           75.80%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 1.62% FOR THE PERIOD NOVEMBER 1, 2000 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2001.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO VALUE OPPORTUNITIES FUND

Financial Highlights -- K Class

                                                                       NOVEMBER 1, 2002
                                                                       (COMMENCEMENT OF
                                                                         OFFERING OF
                                                        YEAR ENDED      K CLASS SHARES)
                                                       OCTOBER 31,         THROUGH
                                                          2004         OCTOBER 31, 2003
---------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period        $        19.27    $        13.05
                                                      --------------    --------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (3)                                      (0.17)            (0.02)
Net Realized and Unrealized Gain on Investments                 1.69              6.24
                                                      --------------    --------------
Total from Investment Operations                                1.52              6.22
                                                      --------------    --------------
Net Asset Value per Share, End of Period              $        20.79    $        19.27
                                                      ==============    ==============
Total Return                                                    7.89%            47.66%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)              $          470    $           --(2)

Ratio of Expenses to Average Net Assets (1)                     1.79%             1.54%

Ratio of Net Investment (Loss) to Average Net Assets           (0.85)%           (0.14)%

Portfolio Turnover Rate                                        46.33%            53.78%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. PLUS 0.25% OF THE FUND/CLASS AVERAGE DAILY NET ASSETS.THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 27.33% FOR THE YEAR ENDED OCTOBER 31, 2004 AND 2.05% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2003.
(2)  AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW GALILEO FUNDS, INC.

Report of Independent Registered Public Accounting Firm

      To the Board of Directors and Shareholders of TCW Galileo Funds, Inc.:

      We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TCW Galileo Aggressive Growth Equities Fund, TCW Galileo Convertible Securities Fund, TCW Galileo Diversified Value Fund, TCW Galileo Dividend Focused Fund (formerly TCW Galileo Income + Growth Fund), TCW Galileo Focused Large Cap Value Fund, TCW Galileo Growth Equities Fund, TCW Galileo Growth Insights Fund, TCW Galileo Large Cap Growth Fund, TCW Galileo Large Cap Value Fund, TCW Galileo Opportunity Fund, TCW Galileo Select Equities Fund, TCW Galileo Small Cap Growth Fund, TCW Galileo Technology Fund, TCW Galileo Value Added Fund (formerly TCW Galileo Small Cap Value Fund), and TCW Galileo Value Opportunities Fund (the "TCW Galileo U.S. Equities Funds") (fifteen of twenty-five funds comprising TCW Galileo Funds, Inc.) as of October 31, 2004 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods ended October 31, 2004 and 2003, and the financial highlights for each of the respective periods in the periods ended October 31, 2004. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three year period ended November 30, 2001 of TCW Galileo Diversified Value Fund, TCW Galileo Dividend Focused Fund and TCW Galileo Opportunity Fund (formerly the SG Cowen Large Cap Value Fund, SG Cowen Income + Growth Fund and SG Cowen Opportunity Fund, respectively, and collectively referred to as the "Cowen Funds") were audited by other auditors whose report, dated January 18, 2002, expressed an unqualified opinion on those financial statements and financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective TCW Galileo U.S. Equities Funds as of October 31, 2004, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

      /s/ Deloitte & Touche LLP

      December 23, 2004
      Los Angeles, California

US EQUITIES

TCW GALILEO FUNDS, INC.

Shareholder Expenses (Unaudited)                                 October 31,2004

      As a shareholder of a TCW Galileo Fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Galileo Fund and to compare these costs with the ongoing costs of investing in other funds.

      The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

      ACTUAL EXPENSES   The first line under each Fund in the table below
      provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES   The second line under each
      Fund in the table below provides information about the hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                                                     EXPENSES PAID
                                                                  BEGINNING         ENDING                           DURING PERIOD
                                                               ACCOUNT VALUE     ACCOUNT VALUE     ANNUALIZED          (MAY 1 TO
      TCW GALILEO FUNDS, INC.                                    MAY 1, 2004   OCTOBER 31, 2004   EXPENSE RATIO    OCTOBER 31, 2004)
      -----------------------                                  --------------  -----------------  --------------   -----------------
      TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND
      I CLASS SHARES
      Actual                                                   $     1,000.00  $        1,012.50            1.23%  $            6.22
      Hypothetical (5% return before expenses)                       1,000.00           1,018.95            1.23%               6.24

      N CLASS SHARES
      Actual                                                   $     1,000.00  $        1,010.20            1.70%  $            8.59
      Hypothetical (5% return before expenses)                       1,000.00           1,016.59            1.70%               8.62

      K CLASS SHARES
      Actual                                                   $     1,000.00  $        1,012.50            1.70%  $            8.60
      Hypothetical (5% return before expenses)                       1,000.00           1,016.60            1.70%               8.62

      TCW GALILEO CONVERTIBLE SECURITIES FUND
      I CLASS SHARES
      Actual                                                   $     1,000.00  $          998.00            1.49%  $            7.48
      Hypothetical (5% return before expenses)                       1,000.00           1,017.65            1.49%               7.56

      TCW GALILEO DIVERSIFIED VALUE FUND
      I CLASS SHARES
      Actual                                                   $     1,000.00  $        1,052.00            1.26%  $            6.50
      Hypothetical (5% return before expenses)                       1,000.00           1,018.80            1.26%               6.39

      N CLASS SHARES
      Actual                                                   $     1,000.00  $        1,051.20            1.45%  $            7.48
      Hypothetical (5% return before expenses)                       1,000.00           1,017.85            1.45%               7.35

      TCW GALILEO DIVIDEND FOCUSED FUND
      N CLASS SHARES
      Actual                                                   $     1,000.00  $        1,043.30            1.32%  $            6.78
      Hypothetical (5% return before expenses)                       1,000.00           1,018.50            1.32%               6.70

                                                                                                                     EXPENSES PAID
                                                                  BEGINNING         ENDING                           DURING PERIOD
                                                               ACCOUNT VALUE     ACCOUNT VALUE     ANNUALIZED         (MAY 1 TO
      TCW GALILEO FUNDS, INC.                                    MAY 1, 2004   OCTOBER 31, 2004   EXPENSE RATIO    OCTOBER 31, 2004)
      -----------------------                                  --------------  -----------------  --------------   -----------------
      TCW GALILEO FOCUSED LARGE CAP VALUE FUND
      N CLASS SHARES
      Actual                                                   $     1,000.00  $        1,081.90            1.41%  $            7.38
      Hypothetical (5% return before expenses)                       1,000.00           1,018.05            1.41%               7.15

      TCW GALILEO GROWTH EQUITIES FUND
      I CLASS SHARES
      Actual                                                   $     1,000.00  $        1,013.20            1.71%  $            8.65
      Hypothetical (5% return before expenses)                       1,000.00           1,016.54            1.71%               8.67

      N CLASS SHARES
      Actual                                                   $     1,000.00  $        1,013.20            1.71%  $            8.65
      Hypothetical (5% return before expenses)                       1,000.00           1,016.50            1.71%               8.67

      TCW GALILEO GROWTH INSIGHTS FUND
      N CLASS SHARES
      Actual                                                   $     1,000.00  $        1,021.30            1.34%  $            6.81
      Hypothetical (5% return before expenses)                       1,000.00           1,018.40            1.34%               6.80

      TCW GALILEO LARGE CAP GROWTH FUND
      I CLASS SHARES
      Actual                                                   $     1,000.00  $          984.90            1.55%  $            7.73
      Hypothetical (5% return before expenses)                       1,000.00           1,017.34            1.55%               7.86

      N CLASS SHARES
      Actual                                                   $     1,000.00  $          984.80            1.55%  $            7.73
      Hypothetical (5% return before expenses)                       1,000.00           1,017.34            1.55%               7.86

      TCW GALILEO LARGE CAP VALUE FUND
      I CLASS SHARES
      Actual                                                   $     1,000.00  $        1,061.50            0.73%  $            3.78
      Hypothetical (5% return before expenses)                       1,000.00           1,021.47            0.73%               3.71

      N CLASS SHARES
      Actual                                                   $     1,000.00  $        1,056.90            1.43%  $            7.39
      Hypothetical (5% return before expenses)                       1,000.00           1,017.95            1.43%               7.25

      K CLASS SHARES
      Actual                                                   $     1,000.00  $        1,061.20            1.43%  $            7.41
      Hypothetical (5% return before expenses)                       1,000.00           1,017.90            1.43%               7.25

      TCW GALILEO OPPORTUNITY FUND
      I CLASS SHARES
      Actual                                                   $     1,000.00  $        1,029.40            1.34%  $            6.84
      Hypothetical (5% return before expenses)                       1,000.00           1,018.40            1.34%               6.80

      N CLASS SHARES
      Actual                                                   $     1,000.00  $        1,027.20            1.67%  $            8.51
      Hypothetical (5% return before expenses)                       1,000.00           1,016.74            1.67%               8.47

      K CLASS SHARES
      Actual                                                   $     1,000.00  $        1,029.30            1.90%  $            9.69
      Hypothetical (5% return before expenses)                       1,000.00           1,015.60            1.90%               9.63

US EQUITIES

TCW GALILEO FUNDS, INC.

                                                                October 31, 2004

                                                                                                                     EXPENSES PAID
                                                                  BEGINNING         ENDING                           DURING PERIOD
                                                               ACCOUNT VALUE     ACCOUNT VALUE     ANNUALIZED          (MAY 1 TO
      TCW GALILEO FUNDS, INC.                                    MAY 1, 2004   OCTOBER 31, 2004   EXPENSE RATIO    OCTOBER 31, 2004)
      -----------------------                                  --------------  -----------------  --------------   -----------------
      TCW GALILEO SELECT EQUITIES FUND
      I CLASS SHARES
      Actual                                                   $     1,000.00  $        1,031.90            0.87%  $            4.44
      Hypothetical (5% return before expenses)                       1,000.00           1,020.76            0.87%               4.42

      N CLASS SHARES
      Actual                                                   $     1,000.00  $        1,030.10            1.23%  $            6.28
      Hypothetical (5% return before expenses)                       1,000.00           1,018.95            1.23%               6.24

      K CLASS SHARES
      Actual                                                   $     1,000.00  $        1,030.20            1.82%  $            9.29
      Hypothetical (5% return before expenses)                       1,000.00           1,016.00            1.82%               9.22

      TCW GALILEO SMALL CAP GROWTH FUND
      I CLASS SHARES
      Actual                                                   $     1,000.00  $        1,004.10            1.19%  $            5.99
      Hypothetical (5% return before expenses)                       1,000.00           1,019.15            1.19%               6.04

      N CLASS SHARES
      Actual                                                   $     1,000.00  $        1,001.40            1.65%  $            8.30
      Hypothetical (5% return before expenses)                       1,000.00           1,016.84            1.65%               8.36

      K CLASS SHARES
      Actual                                                   $     1,000.00  $        1,004.80            1.80%  $            9.07
      Hypothetical (5% return before expenses)                       1,000.00           1,016.10            1.80%               9.12

      TCW GALILEO TECHNOLOGY FUND
      N CLASS SHARES
      Actual                                                   $     1,000.00  $          987.20            2.11%  $           10.54
      Hypothetical (5% return before expenses)                       1,000.00           1,014.53            2.11%              10.68

      TCW GALILEO VALUE ADDED FUND
      I CLASS SHARES
      Actual                                                   $     1,000.00  $          957.70            1.62%  $            7.97
      Hypothetical (5% return before expenses)                       1,000.00           1,016.99            1.62%               8.21

      N CLASS SHARES
      Actual                                                   $     1,000.00  $          958.10            1.67%  $            8.22
      Hypothetical (5% return before expenses)                       1,000.00           1,016.70            1.67%               8.47

      K CLASS SHARES
      Actual                                                   $     1,000.00  $          957.40            1.67%  $            8.22
      Hypothetical (5% return before expenses)                       1,000.00           1,016.70            1.67%               8.47

      TCW GALILEO VALUE OPPORTUNITIES FUND
      I CLASS SHARES
      Actual                                                   $     1,000.00  $          997.10            0.94%  $            4.72
      Hypothetical (5% return before expenses)                       1,000.00           1,020.41            0.94%               4.77

      N CLASS SHARES
      Actual                                                   $     1,000.00  $          995.20            1.27%  $            6.37
      Hypothetical (5% return before expenses)                       1,000.00           1,018.75            1.27%               6.44

      K CLASS SHARES
      Actual                                                   $     1,000.00  $          996.20            1.79%  $            8.98
      Hypothetical (5% return before expenses)                       1,000.00           1,016.10            1.79%               9.07

US EQUITIES

TCW GALILEO FUNDS, INC.

Proxy Voting Guidelines

      The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company's proxy voting authority to the Advisor.

      DISCLOSURE OF PROXY VOTING GUIDELINES

      The proxy voting guidelines of the Advisor are available:

      1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

      2.  By going to the SEC website at http://www.sec.gov.

      When the Company receives a request for a description of the Advisor's proxy voting guidelines, it will deliver the description that is disclosed in the Company's Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

      The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company's proxy voting record for the most recent twelve-month period ended June 30 is available:

      1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

      2.  By going to the SEC website at http://www.sec.gov.

      When the Company receives a request for the Company's proxy voting record, it will send the information disclosed in the Company's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

      The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

      The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company's Form N-Q:

      1.  By going to the SEC website at http://www.sec.gov.; or

      2. By visiting the SEC's Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

TCW GALILEO FUNDS, INC.

Tax Information Notice (Unaudited)

      On account of the year ended October 31, 2004, the following funds paid a capital gain distribution within the meaning of Section 852(b)(3)(c) of the Internal Revenue Code. Each fund also designates as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

                                               AMOUNT PER
      FUND                                        SHARE
      ----                                     ----------
      TCW Galileo Diversified Value Fund       $     0.21

      TCW Galileo Dividend Focused Fund        $     0.09

      TCW Galileo Value Added Fund             $     1.74

      TCW Galileo Opportunity Fund             $     1.15

      TCW Galileo Value Opportunities Fund     $     0.32

      Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2004:

                                                 QUALIFIED
                                                 DIVIDEND
      FUND                                        INCOME
      ----                                     ------------
      TCW Galileo Convertible Securities Fund  $    444,529

      TCW Galileo Diversified Value Fund       $    108,159

      TCW Galileo Dividend Focused Fund        $    690,640

      TCW Galileo Large Cap Value Fund         $    901,838

      TCW Galileo Opportunity Fund             $    266,066

      TCW Galileo Value Added Fund             $    190,206

      This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. In January 2005, shareholders will receive Form 1099-DIV which will show the actual distribution received and include their share of qualified dividends distributed during the calendar year 2004. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

TCW GALILEO FUNDS, INC.

Directors and Officers of the Company

      A board of eight directors is responsible for overseeing the operations of the 24 Galileo Funds. The directors of the Funds, and their business addresses and their principal occupations for the last five years are set forth below.

      INDEPENDENT DIRECTORS

          NAME, ADDRESS,
             AGE AND                   TERM OF OFFICE AND             PRINCIPAL OCCUPATION(S)            OTHER DIRECTORSHIPS
        POSITION WITH FUNDS          LENGTH OF TIME SERVED             DURING PAST 5 YEARS                HELD BY DIRECTOR
      ------------------------------------------------------------------------------------------------------------------------------
      Samuel P. Bell (68)        Mr. Bell has served as a         President, Los Angeles             Point 360 (audio visual
      333 South Hope Street      director of TCW Galileo Funds,   Business Advisors since 1996.      services), Broadway National
      Suite 2660                 Inc. since October 2002.         Previously Mr. Bell served as      Bank (banking), TCW Premier
      Los Angeles, CA 90071                                       the Area Managing Partner of       Funds (mutual fund) and TCW
                                                                  Ernst & Young for the Pacific      Convertible Securities Fund,
                                                                  Southwest Area.                    Inc. (closed-end fund).

      Richard W. Call (80)       Mr. Call has served as a         Private Investor. Former           TCW Premier Funds (mutual
      496 Prospect Terrace       director of TCW Galileo Funds,   President of The Seaver            fund) and TCW Convertible
      Pasadena, CA 91103         Inc. since February 1994.        Institute (a private               Securities Fund, Inc.
                                                                  foundation).                       (closed-end fund).

      Matthew K. Fong (50)       Mr. Fong has served as a         President, Strategic Advisory      Seismic Warning Systems, Inc.,
      Strategic Advisory Group   director of TCW Galileo Funds,   Group, Of Counsel Sheppard,        Emergent, Inc. (medical
      13191 Crossroads Parkway   Inc. since April 1999.           Mullin, Richter & Hamilton         equipment), Viata Inc. (home
      North                                                       (law firm) since 1999. From        entertainment products), TCW
      City of Industry, CA 91746                                  1995 to 1998, Mr. Fong served      Convertible Securities Funds,
                                                                  as Treasurer of the State of       Inc. (closed-end fund) and TCW
                                                                  California.                        Premier Funds (mutual fund).

      John A. Gavin (73)         Mr. Gavin has served as a        Founder and Chairman of Gamma      Causeway Capital (investment
      c/o Paul, Hastings,        director of TCW Galileo Funds,   Holdings (international            advisor), TCW Convertible
      Janofsky & Walker LLP      Inc., since May 2001.            capital consulting firm).          Securities Fund, Inc.
      Counsel to the Independent                                                                     (closed-end fund), TCW Premier
      Directors                                                                                      Funds (mutual fund) and
      515 South Flower Street                                                                        Hotchkis and Wiley Funds
      Los Angeles, CA 90071                                                                          (mutual funds)

      Patrick C. Haden (51)      Mr. Haden has served as a        General Partner, Riordan,          Elkay Plastics Co., Inc.,Indy
      300 South Grand Avenue     director of TCW Galileo Funds,   Lewis & Haden (private equity      Mac Mortgage Holdings
      Los Angeles, CA 90071      Inc. since May 2001.             partnership).                      (mortgage banking), Bradshaw
      Chairman                                                                                       International Inc.
                                                                                                     (housewares), Financial
                                                                                                     Pacific Insurance Group, Inc.,
                                                                                                     Tetra Tech, Inc.
                                                                                                     (environmental consulting),
                                                                                                     TCW Premier Funds (mutual
                                                                                                     fund) and TCW Convertible
                                                                                                     Securities Fund, Inc.
                                                                                                     (closed-end fund).

TCW GALILEO FUNDS, INC.

          NAME, ADDRESS,
             AGE AND                   TERM OF OFFICE AND             PRINCIPAL OCCUPATION(S)            OTHER DIRECTORSHIPS
        POSITION WITH FUNDS          LENGTH OF TIME SERVED             DURING PAST 5 YEARS                HELD BY DIRECTOR
      ------------------------------------------------------------------------------------------------------------------------------
      Charles A. Parker (70)     Mr. Parker has served as a       Private Investor.                  Horace Mann Educators Corp.,
      c/o Paul, Hastings,        director since April 2003.                                          trustee of the Burridge Center
      Janofsky & Walker LLP                                                                          for Research in Security
      Counsel to the Independent                                                                     Prices (University of
      Directors                                                                                      Colorado), Amerindo Funds
      515 South Flower Street                                                                        (mutual fund), TCW Convertible
      Los Angeles, CA 90071                                                                          Securities Fund, Inc.
                                                                                                     (closed-end fund) and TCW
                                                                                                     Premier Funds (mutual fund).

      INTERESTED DIRECTORS

      Each of these directors are "interested persons" of TCW Galileo Funds, Inc. ("Company") as defined in the 1940 Act because they are directors and officers of the Advisor, and shareholders and directors of The TCW Group, Inc., the parent company of the Advisor.

          NAME, ADDRESS,
             AGE AND                   TERM OF OFFICE AND           PRINCIPAL OCCUPATION(S)            OTHER DIRECTORSHIPS
        POSITION WITH FUNDS          LENGTH OF TIME SERVED           DURING PAST 5 YEARS                HELD BY DIRECTOR
      ----------------------------------------------------------------------------------------------------------------------------
      Marc I. Stern (60)         Mr. Stern has served as a      President and Director, The        Qualcomm Incorporated
      865 South Figueroa Street  director since inception of    TCW Group, Inc., Chairman, the     (wireless communications) and
      Los Angeles, CA 90017      TCW Galileo Funds, Inc. in     Advisor, Vice Chairman, TCW        TCW Premier Funds (mutual
                                 September 1992                 Asset Management Company, Vice     fund).
                                                                Chairman, Trust Company of the
                                                                West.

      Thomas E. Larkin, Jr. (65) Mr. Larkin has served as a     Vice Chairman, The TCW Group,      TCW Premier Funds (mutual fund).
      865 South Figueroa Street  director since inception of    Inc., the Advisor, TCW Asset
      Los Angeles, CA 90017      TCW Galileo Funds, Inc., in    Management Company and Trust
                                 September 1992.                Company of the West.

      The officers of the Company who are not directors of the Company are:

                                                      POSITION(S) HELD                         PRINCIPAL OCCUPATION(S)
           NAME AND ADDRESS                             WITH COMPANY                           DURING PAST 5 YEARS (1)
      --------------------------------------------------------------------------------------------------------------------------
      Alvin R. Albe, Jr. (51)*               President and Chief Executive Officer    President and Director, the Advisor,
                                                                                      Executive Vice President and Director of
                                                                                      TCW Asset Management Company and Trust
                                                                                      Company of the West; Executive Vice
                                                                                      President, The TCW Group, Inc.,
                                                                                      President and Chief Executive Officer,
                                                                                      TCW Convertible Securities Fund, Inc.
                                                                                      and TCW Premier Funds.

      Michael E. Cahill (53)*                Senior Vice President, General Counsel   Group Managing Director, General Counsel
                                             and Assistant Secretary                  and Secretary, the Advisor, The TCW
                                                                                      Group, Inc., Trust Company of the West
                                                                                      and TCW Asset Management Company.

                                                      POSITION(S) HELD                         PRINCIPAL OCCUPATION(S)
           NAME AND ADDRESS                             WITH COMPANY                           DURING PAST 5 YEARS (1)
      --------------------------------------------------------------------------------------------------------------------------
      Charles W. Baldiswieler (46)*          Senior Vice President                    Managing Director, the Advisor, Trust
                                                                                      Company of the West and TCW Asset
                                                                                      Management Company.

      Hilary G.D. Lord (48)*                 Senior Vice President, Chief Compliance  Managing Director and Chief Compliance
                                             Officer and Assistant Secretary          Officer, the Advisor, The TCW Group,
                                                                                      Inc., Trust Company of the West and TCW
                                                                                      Asset Management Company.

      Dennis J. McCarthy (47)*               Senior Vice President                    Senior Vice President, the Advisor,
                                                                                      Trust Company of the West and TCW Asset
                                                                                      Management Company since October, 1999.
                                                                                      Previously, Vice President with Founders
                                                                                      Asset Management.

      Ronald R. Redell (33)*                 Senior Vice President                    Senior Vice President, the Advisor,
                                                                                      Trust Company of the West and TCW Asset
                                                                                      Management Company since August, 2000.
                                                                                      Previously, National Sales Manager with
                                                                                      RS Investment Management (formerly
                                                                                      Robertson Stephens).

      Philip K. Holl (54)*                   Secretary and Associate General Counsel  Senior Vice President and Associate
                                                                                      General Counsel, the Advisor, Trust
                                                                                      Company of the West and TCW Asset
                                                                                      Management Company; Secretary to TCW
                                                                                      Convertible Securities Fund, Inc.

      David S. DeVito (41)*                  Treasurer and Chief Financial Officer    Managing Director and Chief Financial
                                                                                      Officer, the Advisor, Trust Company of
                                                                                      the West and TCW Asset Management
                                                                                      Company; Treasurer to TCW Convertible
                                                                                      Securities Fund, Inc.

      George N. Winn (36)*                   Assistant Treasurer                      VIce President, the Advisor, Trust
                                                                                      Company of the West and TCW Asset
                                                                                      Management Company.

      (1) POSITIONS WITH THE TCW GROUP, INC. AND ITS AFFILIATES MAY HAVE CHANGED OVER TIME.

      * ADDRESS IS 865 SOUTH FIGUEROA STREET, 18TH FLOOR, LOS ANGELES, CALIFORNIA 90017

SHAREHOLDER INFORMATION


DIRECTORS AND OFFICERS

Patrick C. Haden
Director and Chairman of the Board

Samuel P. Bell
Director

Richard W. Call
Director

Matthew K. Fong
Director

John A. Gavin
Director

Thomas E. Larkin, Jr.
Director

Charles A. Parker
Director

Marc I. Stern
Director

Alvin R. Albe, Jr.
President and Chief Executive Officer

Charles W. Baldiswieler
Senior Vice President

Michael E. Cahill
Senior Vice President,
General Counsel and Assistant Secretary

Dennis J. McCarthy
Senior Vice President

Ronald R. Redell
Senior Vice President

Philip K. Holl
Secretary and Associate General Counsel

Hilary G.D. Lord
Senior Vice President and Chief Compliance Officer

David S. DeVito
Treasurer and Chief Financial Officer

George N. Winn
Assistant Treasurer


INVESTMENT ADVISOR

TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
(800) FUND-TCW


TRANSFER AGENT

PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406


INDEPENDENT AUDITORS

Deloitte & Touche, LLP
350 South Grand Avenue
Los Angeles, California 90071


CUSTODIAN & ADMINISTRATOR

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116


DISTRIBUTOR

TCW Brokerage Services
865 South Figueroa Street
Los Angeles, California 90017

ITEM 2. CODE OF ETHICS. The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer or persons performing similar functions. The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, please contact the registrant at (877) 829-4768.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. The registrant has an audit committee financial expert, Samuel P. Bell, who is independent of management serving on its audit committee.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a) AUDIT FEES PAID BY REGISTRANT

                                  2003             2004
                                  ----             ----
                               $  484,470       $  524,472

          (b) AUDIT-RELATED FEES PAID BY REGISTRANT

                                  2003             2004
                                  ----             ----
                                    0               0

          (c) TAX FEES PAID BY REGISTRANT

                                  2003             2004
                                  ----             ----
                               $  158,704       $  127,885

          Fees were for the preparation and filing of the registrant's corporate returns.

          (d) ALL OTHER FEES PAID BY REGISTRANT

                                  2003             2004
                                  ----             ----
                                    0           $   71,805

          Fees were for a review of registrant's anti-money laundering policy, review of annual post-effective amendment to registrant's registration statement and to perform an assessment of fund share transaction activity.

          (e) (1) The registrant's audit committee approves each specific service the auditor will perform for the registrant. Accordingly, the audit committee has not established pre-approval policies or procedures for services that the auditor may perform for the registrant.

          (e) (2) None.

          (f) Not applicable.

          (g) In addition to the non-audit fees disclosed in Items 4(c) and 4(d) above, $36,750.00 of which fifty percent was paid by registrant's investment adviser, was billed during the 2004 fiscal year by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

          (h) Not applicable.

ITEM 5.   AUDIT OF COMMITTEE OF LISTED REGISTRANTS. Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS. Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES. Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOLE OF SECURITY HOLDERS.

          No material changes have been made to registrant's procedures by which shareholders may recommend nominees to registrant's Board of Directors.

ITEM 10.  CONTROLS AND PROCEDURES.

          (a) The Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

          (a) EX-99.CODE - Code of Ethics

          (b) EX-99.CERT - Section 302 Certifications (filed herewith). EX-99.906CERT - Section 906 Certification (filed herewith).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        TCW Galileo Funds, Inc.

By (Signature and Title)
                                            /s/ Alvin R. Albe, Jr.
                                    ------------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                January 5, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)
                                            /s/ Alvin R. Albe, Jr.
                                    ------------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                January 5, 2005

By (Signature and Title)
                                            /s/ David S. DeVito
                                    ------------------------------
                                    David S. DeVito
                                    Chief Financial Officer

Date                                January 5, 2005